Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comment
110804676	126456	11/08/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 178) is not executed or dated. No signed lender approval in file.	11/20/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											11/19/14 - Received underwriter executed 1008 reflecting. DTI is 23.579% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	11/19/14 - Received underwriter executed 1008 reflecting a date of 10/3/2014. DTI is 23.579% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
110804676	126457	11/08/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided in file.
									11/20/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

11/19/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/19/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110804676	126458	11/08/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $670,000 is supported. No CDA provided.	11/19/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0040 Exception Cleared.	11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0040 Exception Cleared.
110804676	126460	11/08/2014	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Appraiser provided 3 Sold Comps and 1 Active Listings. Comp distances range from 1.04 miles to 2.22 miles from subject. Appraiser states all comparables are in the same general area as the subject and had similar lot size, view, appeal and quality of construction, however Per sales grid all comps are on sites which are double the size of subject site. Per appraiser Comparables 2 and 3 required location adjustments due to location in area of higher predominate value. Appraiser provided no comment on why subject exceeds predominate value by 38%. Appraiser provided no comparables within subject neighborhood and provided inadequate narrative for lack of similar comparable located within 1 mile of subject is a suburban location.  Fraud report (pg 187) notes appraisal value is significantly higher than the median value of nearby sales ($378,000 pg 191). Value is not supported by comparables provided.
									11/19/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0007 Exception Cleared.	11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0007 Exception Cleared.
110804676	126462	11/08/2014	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site size is 11,620 square feet with a value of $225,000. Site value ratio is 33.5%. Appraiser did not state if site value ratio above 30% is typical for the area.	11/19/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0038 Exception Cleared.	11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0038 Exception Cleared.
110804676	126468	11/09/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Booklet was provided to borrower within 3 days of loan application date.	12/24/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

11/19/14 - Received an email excerpt that stated: "lenders LOS showing the date this document was sent to the borrower". Attached is a screen print with a Disclosure history reflecting a sent date  via US Mail with # of Disclos 37 being highlighted but no evidence that the 37 disclosures included the HUD Special Information Booklet could be ascertained from the screen print.  No Exception Cleared. COMP 0038 Exception Remains.;
12/19/14 - Received rebuttal from lender which states: "The lender has provided evidence that the HUD Settlement Booklet was sent to the borrower via their origination system which holds all historical data regarding the loan transaction and is the system of record. Please escalate this if necessary. No Exception Cleared. Unable to confirm Special Information Handbook/HUD Settlement Booklet was provided to borrower within 3 days of loan application date using the screen print provided on 11/19/14. COMP 0038 Exception Remains.;
12/23/14 - Received lender statement that was signed and dated 12/23/14 to confirm that the Special Information handbook was provided with all 37 disclosures reflected in the screen print and mailed out to the borrower within 3 days of loan appliction. Confirms booklet was sent. COMP 0038 Exception Cleared.

12/23/14 - Received lender statement that was signed and dated 12/23/14 to confirm that the Special Information handbook was provided with all 37 disclosures reflected in the screen print and mailed out to the borrower within 3 days of loan appliction. Confirms booklet was sent. COMP 0038 Exception Cleared.

110804676	126474	11/09/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Savings account (pg 346) verified an additional $41,570.11 required for reserves. Savings statement is dated 6/30/2014 which is stale dated to transaction date. Missing additional bank statement for Savings account dated within 90 days of closing date.  Borrower has insufficient verified reserves without these funds.
									11/20/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

11/19/14 - Received updated quarterly bank statement for account which is within 90 days of closing date, however, the balance of $41,570.11 is no longer supported.  Balance on updated statement is $18,590.26. CRED 0083 Exception Cleared.

11/19/14 - Received updated quarterly bank statement for account which is within 90 days of closing date, however, the balance of $41,570.11 is no longer supported.  Balance on updated statement is $18,590.26. CRED 0083 Exception Cleared.

110804676	126476	11/09/2014	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Changed Circumstance document dated 3 days prior to redisclosed GFE (pg 461).	11/20/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											11/19/14 - Received copy of Acknowledgement of Intent to Proceed and Change in Circumstance dated 9/29/2014, executed by borrower on same date. RESPA 0005 Exception Cleared.	11/19/14 - Received copy of Acknowledgement of Intent to Proceed and Change in Circumstance dated 9/29/2014, executed by borrower on same date. RESPA 0005 Exception Cleared.
110804676	126477	11/09/2014	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Verification of Rental verified with VOR (pg 235, 236). VOR on page 235 verified most recent 4 months.  Prior VOR (pg 236) states rental period of 2012 to 2014. No specific dates were provided. Unable to confirm if full 24 months of rental history were provided with no gaps.  VOR from prior rental to provide accurate dates of rental period to confirm 24 months of verified housing payment history with no payments 30 or more days past due per guidelines (pg. 1-15).
									11/20/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

11/19/14 - Received copies of two VORs completed by same property Managing Partner.  One matches to the VOR in file (pg 236) and reflects 0x30 history. Additional VOR provided reflects a rental period of 4/2012 to 6/2014 to confirm no gap in rent history.  Current VOR in file reflects borrower rented from 7/2014 to 10/2014.  Collective rental history confirms a 24+ months history of satisfactory payment history with no payments 30 or more days past due.  CRED 0021 Exception Cleared.

11/19/14 - Received copies of two VORs completed by same property Managing Partner.  One matches to the VOR in file (pg 236) and reflects 0x30 history. Additional VOR provided reflects a rental period of 4/2012 to 6/2014 to confirm no gap in rent history.  Current VOR in file reflects borrower rented from 7/2014 to 10/2014.  Collective rental history confirms a 24+ months history of satisfactory payment history with no payments 30 or more days past due.  CRED 0021 Exception Cleared.

110804676	128843	11/20/2014	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed
Insufficient reserves verified.  Based on updated quarterly bank statement provided, the account balance of $41,570.11 reflected on statement in file is no longer supported.  Balance on updated statement is $18,590.26 which reduces reserves from 14.67 months to 7.31 months or $22,803.72 which is insufficient to meet the minimum required 12 months of PITI per the guidelines. Updated statement reflects two funds transfer withdrawals of $3000  and $20,000.
									12/17/2014
Excellent verified credit history - 789 qualifying credit score. No derogatory credit. Housing history reflects no late payments. Credit file dates to 4/2000. ; Low DTI - 23.68% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/15/2014 - Received response from lender of: "Checking Account showing transfer of funds for a total of 13 months in reserves". Attached is a checking account statement dated 9/4/14 to 10/3/14 for account verified reflecting an ending balance of $25,342.15.  Statement reflects a $20,000 funds transfer on 9/25/14 and a $129,000 Wire Out on 10/2/14. ** Updated funds support 16 months of remaining liquid reserves.  CRED 0017 Exception Cleared.

12/15/2014 - Received response from lender of: "Checking Account showing transfer of funds for a total of 13 months in reserves". Attached is a checking account statement dated 9/4/14 to 10/3/14 for account verified reflecting an ending balance of $25,342.15.  Statement reflects a $20,000 funds transfer on 9/25/14 and a $129,000 Wire Out on 10/2/14. ** Updated funds support 16 months of remaining liquid reserves.  CRED 0017 Exception Cleared.

110802993	128204	11/18/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 33) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/02/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/2/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

12/2/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110802993	128206	11/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No CDA provided.	12/05/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110802993	128211	11/18/2014	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal report (pg 360) is deficient for the following:  1) Appraiser states no sale of subject in past 3 years. Per HUD (pg 1) subject purchased by current borrower for $555,900. 2) Based on purchase HUD (pg 1) subject has had a 17% increase in value in the past year. Appraiser did not address appreciation in value.  3) Appraiser provided no Cost Approach and provide no explanation for omission of this valuation method.  4) Subject is 37% above predominate value. Appraiser has not addressed excessive predominate value variance.

									12/05/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.	12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
110802993	128212	11/18/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection letter from title insurance provider.	12/19/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/18/14 - Received Lender response of: "Lender closed this loan themselves and in Iowa when the originating bank closed the loan a closing protection letter is not required". ** No Exception Cleared.  Subject property is not in Iowa, it is in Nebraska. Unable to confirm that no CPL is necessary.  TITL 0005 Exception Remains.;
12/19/14 - Received Lender response of: The lenders headquarters are in Iowa. The lender closed the loan themselves at a branch near the subject property and it was not closed by a closing agent, title company or an attorney therefore a closing protection letter is not required and would not provide against losses as the lender closed the loan themselves. CPLs are intended to indemnify lenders solely against losses incurred as the result of (1) dishonesty or fraud by the Issuing Agent or Approved Attorney in handling the lenders funds or documents in connection with the specific transaction for which the letter is issued, and (2) failure of the Issuing Agent or Approved Attorney to comply with the written closing instructions of the lender to the extent they relate to status of title to the lender's interest in the land or the validity, priority or enforceability of the mortgage on the land, including the obtaining of documents and disbursement of funds in connection therewith (although not to the extent such instructions require a determination of the validity, enforceability or effectiveness of any such document).** Loan closed by Lender. TITL 0005 Exception Cleared.

12/19/14 - Received Lender response of: The lenders headquarters are in Iowa. The lender closed the loan themselves at a branch near the subject property and it was not closed by a closing agent, title company or an attorney therefore a closing protection letter is not required and would not provide against losses as the lender closed the loan themselves. CPLs are intended to indemnify lenders solely against losses incurred as the result of (1) dishonesty or fraud by the Issuing Agent or Approved Attorney in handling the lenders funds or documents in connection with the specific transaction for which the letter is issued, and (2) failure of the Issuing Agent or Approved Attorney to comply with the written closing instructions of the lender to the extent they relate to status of title to the lender's interest in the land or the validity, priority or enforceability of the mortgage on the land, including the obtaining of documents and disbursement of funds in connection therewith (although not to the extent such instructions require a determination of the validity, enforceability or effectiveness of any such document).** Loan closed by Lender. TITL 0005 Exception Cleared.

110802993	128221	11/18/2014	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Changed Circumstance documentation dated within 3 days of redisclosed GFE (pg 393) reflecting an increase in loan amount.	12/03/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											12/3/14 - Received Changed Circumstance documentation dated 10/20/2014 reflecting changed due to increase in loan amount. RESPA 0005 Exception Cleared.	12/3/14 - Received Changed Circumstance documentation dated 10/20/2014 reflecting changed due to increase in loan amount. RESPA 0005 Exception Cleared.
110802993	128222	11/18/2014	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose.	12/18/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/18/14 - Received rebuttal from lender which states: "Bank does not have any affiliates and therefore does not feel it necessary to disclose something that they do not posses." COMP 0016 Exception Cleared.

12/18/14 - Received rebuttal from lender which states: "Bank does not have any affiliates and therefore does not feel it necessary to disclose something that they do not posses." COMP 0016 Exception Cleared.

110802993	128228	11/18/2014	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraisal value is $650,000. Appraiser provided only 3 sold comps. Appraiser states that Comp 1 which sold for $677,000 is most reliable comparable as it is located in same subdivision, however Comp 1 is significantly larger and on a much larger lot. Comp 2 and 3 are distant from subject and reflect sales prices of $580,000 and $560,000 respectively, they are however significantly smaller than subject. Appraiser provided no listing comparable to support value. Appraiser has provided an inadequate number of comparables to fully support the value of $650,000.
									12/05/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.	12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
110802993	128235	11/18/2014	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
2013 tax returns (pg 217) are incomplete. Missing Schedule A. Review used transcripts (pg 290) to complete income review and confirm no 2106 expenses. All tax returns to be complete with all schedules.
									12/02/2014
Excellent verified credit history - 785/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1986.; Excellent verified housing payment history - 282 months of mortgage history reporting 0x30 per credit report. ; Income verified was not used in qualifying - Borrower has additional commission income averaging $18,491 over the past 3 years. Commission income has been declining and was not used to qualify. YTD commission income of $3156/mo.; Low DTI - 26.51% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											12/2/14 - Lender provided 30 page 2013 1040 tax return including Sch A (pg 4/30). CRED 0087 Exception Cleared.	12/2/14 - Lender provided 30 page 2013 1040 tax return including Sch A (pg 4/30). CRED 0087 Exception Cleared.
110804675	128630	11/20/2014	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose.	12/11/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;
											12/11/14 - Received Affiliated Business Disclosure dated 09/29/14 which is within 3 days of application date of 09/29/14. COMP 0017 Exception Cleared.	12/11/14 - Received Affiliated Business Disclosure dated 09/29/14 which is within 3 days of application date of 09/29/14. COMP 0017 Exception Cleared.
110804675	128631	11/20/2014	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Final 1008 (pg 201) is signed by Underwriter, however, it is not dated. Unable to determine loan approval date.	12/11/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;
											12/11/14 - Received underwriter executed 1008. DTI is 31.796% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	12/11/14 - Received underwriter executed 1008. DTI is 31.796% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
110804675	128633	11/20/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 36) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/11/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;

12/11/14 - Received screen print out of an e-mail chain between lender and title company. E-mail from Title company states: " Hi there. I can provide the shipping information that it was sent to the county recording. Let me know if this helps. " Recording information has been cut and pasted within the e-mail and reflects 11/03/14 Shipped Recording via overnight with tracking. Confirmed that document has been delivered on 11/05/14 per FedEx.com. DEED 0049 Exception Cleared.

12/11/14 - Received screen print out of an e-mail chain between lender and title company. E-mail from Title company states: " Hi there. I can provide the shipping information that it was sent to the county recording. Let me know if this helps. " Recording information has been cut and pasted within the e-mail and reflects 11/03/14 Shipped Recording via overnight with tracking. Confirmed that document has been delivered on 11/05/14 per FedEx.com. DEED 0049 Exception Cleared.

110804675	128639	11/20/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $937,000 is supported.	12/05/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $937,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $937,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110804675	128643	11/20/2014	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Lender Underwriting Guidelines require Acquisition cost (original HUD1) evidenced with construction expense break down signed by borrower and builder. File missing required documentation to support the value of subject. Value of the subject is established by the acquisition cost and the builders cost to improve the subject which is not documented in the appraisal report or in other file documentation.
									12/19/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;

12/11/14 - Received a copy of the original final executed HUD1 on the original purchase of the subject property dated on 2/28/2014 reflecting an original purchase price of $450,000.  No documentation was provided to reflect the full Acquisition cost as evidence with construction cost breakdown for determining the final Acquisition cost as required per Lender guidelines and to support the value of the subject property.  The Cost to Build / Construction Breakdown must be executed by the borrower and builder.  Value of the subject is established by the acquisition cost and the builders cost to improve the subject which is not documented in the appraisal report or in other file documentation. ** No Exception Cleared.  CR 0005 Exception Remains.;
12/18/14 - Received a lender response of "seasoning".  Attached is a lender response of: The initial sale took place on 2/28/2014.  Initial Application date for new financing is dated > 6 months.  This is 7 months and 1 day Limited Cash-out Refinance:
1) Properties that are currently listed for sale, or that have been listed for sale by the borrower within the most recent six (6) months, are ineligible.
2) If the Property was purchased within the most recent six (6) month period prior to the Application date for the new financing, the LTV must be based on the lesser of the original sales price/acquisition cost or the current appraised value established by the appraiser.
3) If the Property was purchased more than six (6) months prior to the Application date for new financing, the current appraised value may be used to calculate the LTV ratios.
Initial app is outside 6 months therefore appraised value can be used and we do not have to go off acquisition costs ** Agree. App date is > 6 months.  Guidelines state if purchased > 6 months, current appraisal value can be used.  CDA supported original appraisal value.  CR 0005 Exception Cleared.

12/18/14 - Received a lender response of "seasoning".  Attached is a lender response of: The initial sale took place on 2/28/2014.  Initial Application date for new financing is dated > 6 months.  This is 7 months and 1 day
Limited Cash-out Refinance:
1) Properties that are currently listed for sale, or that have been listed for sale by the borrower within the most recent six (6) months, are ineligible.
2) If the Property was purchased within the most recent six (6) month period prior to the Application date for the new financing, the LTV must be based on the lesser of the original sales price/acquisition cost or the current appraised value established by the appraiser.
3) If the Property was purchased more than six (6) months prior to the Application date for new financing, the current appraised value may be used to calculate the LTV ratios.
Initial app is outside 6 months therefore appraised value can be used and we do not have to go off acquisition costs ** Agree. App date is > 6 months.  Guidelines state if purchased > 6 months, current appraisal value can be used.  CDA supported original appraisal value.  CR 0005 Exception Cleared.

110804675	128658	11/20/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing evidence of employment on Borrower, on or before the Note signature date.  Per Appendix Q, section 1026.43 (e) (2) (vi) pre-Note signature dated verification of employment is required to confirm 24 month employment history with any gap in employment for 30+ days being satisfactorily addressed by the borrower.
									12/19/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;

12/11/14 - Received evidence of employment on Borrower, dated 10/21/14 which is prior to Note signature. VVOE confirms borrower is currently employed and has been employed since 2007. CRED 0006 Exception Cleared.

12/11/14 - Received evidence of employment on Borrower, dated 10/21/14 which is prior to Note signature. VVOE confirms borrower is currently employed and has been employed since 2007. CRED 0006 Exception Cleared.

110804675	128673	11/20/2014	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing a satisfactory full 24 month housing history. Per LOX in file (pg 129), borrower rented from 03/14 until 09/14 while subject is being renovated. Missing VOR to confirm payment history.	12/18/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;

12/18/14 - Received April to September rent checks reflecting $2200 monthly rent paid around the 24th to 28th of each month. (Check dated 03/24/14 is for April Rent). Verified that bwr is the owner. CRED 0093 Exception Cleared.

12/18/14 - Received April to September rent checks reflecting $2200 monthly rent paid around the 24th to 28th of each month. (Check dated 03/24/14 is for April Rent). Verified that bwr is the owner. CRED 0093 Exception Cleared.

110804675	128687	11/20/2014	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing Interim GFE to correspond with lock event per lock confirmation (pg 202). File only contains interim GFE issued (pg 439) for waiving of escrows.	12/11/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;
											12/11/14 - Received GFE, TIL and COC dated 09/30/14 to correspond with lock event. RESPA 0016 Exception Cleared.	12/11/14 - Received GFE, TIL and COC dated 09/30/14 to correspond with lock event. RESPA 0016 Exception Cleared.
110804675	128844	11/20/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower has 2 different W2s for employment for 2013:  (pg 269) and (pg 270).  Missing third party documentation to confirm employer is one and same institution. Paystubs (pg 266) and Final 1003 (pg 184) both reflect same borrower employer.
									12/11/2014
Substantial verified reserves - 45.47  months PITI reserves, 12 months PITI reserves required.; Low DTI - 21.245% / 32.69% review ratios, max allowable ratios are 33%/40%.; Substantial verified employment history - Borrower has been employed since 2007 with the current position.;

12/11/14 - Received business search print out confirming employment. Document is dated 10/14/14 which is prior to Note signature. This confirms entities are one and the same company. CRED 0082 Exception Cleared.

12/11/14 - Received business search print out confirming employment. Document is dated 10/14/14 which is prior to Note signature. This confirms entities are one and the same company. CRED 0082 Exception Cleared.

110825940	129695	12/01/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
Underwriter Loan Approval is deficient due to the following: 1) No signed loan approval in file with Loan Program.  Conditional Approval (page 169) is not dated or signed by lender. 2) Final 1008 is missing.
									12/16/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;
											12/16/14 - Received Underwriter Conditional Approval reflecting an underwriter signature and approval date. Signed Final 1008 reflecting DTI of 33.655% is also provided. APRV 0001 Exception Cleared.	12/16/14 - Received Underwriter Conditional Approval reflecting an underwriter signature and approval date. Signed Final 1008 reflecting DTI of 33.655% is also provided. APRV 0001 Exception Cleared.
110825940	129697	12/01/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									12/16/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

Received a copy of the executed recorded Mortgage Deed of Trust which includes legal description attachment  along with PUD Rider (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

Received a copy of the executed recorded Mortgage Deed of Trust which includes legal description attachment  along with PUD Rider (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

110825940	129699	12/01/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $1,300,000.00 is supported.	12/05/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110825940	129715	12/01/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection. None provided in file.	12/16/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;
											12/16/14 - Received CPL for subject. TITL 0005 Exception Cleared	12/16/14 - Received CPL for subject. TITL 0005 Exception Cleared
110825940	129723	12/01/2014	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed
28.243% Approval DTI per Conditional Approval on pg 169 (unable to determine if Final DTI due to missing Final Approval/1008). 34.23% Review DTI. Variance due to the following: 1) Difference in PITI amount for REO located at TX. Lender used $2,983/mo mtg payment and $0 taxes and insurance (pg 159). Review used $2,983/mo mtg payment (pg 191) and $1,076.09/mo taxes and insurance (pgs 48 and 181). No documentation was provided to confirm $2,983/mo mtg payment already includes taxes and insurance payment. 2) Lender used $0 proposed taxes and insurance for subject per Final 1003 (pg 158). Review used $1,279.99/mo proposed taxes, insurance and HOA based on documentation provided in file (pg 116, 43, 57).
									12/16/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

12/16/14 - Received rebuttal from lender which states: "I'm showing a DTI of 33.65% with their changes not 34.23% as they suggested. The proposed monthly insurance is $122.95, taxes are $2,720.05 based on our estimate of the improved value not the tax cert, and HOAs are $60 monthly." Lender provided a signed Final 1008 which matches approval DTO. Clearing exception as variance in DTI is within tolerance and due to the following: 1) Proposed Taxes and Insurance payment correction on 1003 already set as Exception code APP 0002. 2) Review is already using monthly mortgage payment plus taxes and insurance in qualifying REO which is the more conservative approach. CRED 0004 Exception Cleared.

12/16/14 - Received rebuttal from lender which states: "I'm showing a DTI of 33.65% with their changes not 34.23% as they suggested. The proposed monthly insurance is $122.95, taxes are $2,720.05 based on our estimate of the improved value not the tax cert, and HOAs are $60 monthly." Lender provided a signed Final 1008 which matches approval DTO. Clearing exception as variance in DTI is within tolerance and due to the following: 1) Proposed Taxes and Insurance payment correction on 1003 already set as Exception code APP 0002. 2) Review is already using monthly mortgage payment plus taxes and insurance in qualifying REO which is the more conservative approach. CRED 0004 Exception Cleared.

110825940	129804	12/02/2014	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 157) is deficient due to the following: 1) Missing Continuation Sheet on Schedule of Real Estate Owned. 1003 provided listed only 3 properties and is missing two additional properties in TX.  2) Section V Proposed Housing Payment does not reflect proposed taxes and insurance payments.
									01/09/2015
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

12/16/14 - Lender provided statement of: "1003", however, no document was attached. APP 0002 Exception Remains.;
12/18/14 - Lender attached the Continuation Sheet on Schedule of Real Estate Owned which reflects the two additional properties:  in TX . Exception partially cleared. Lender also corrected the 1003 and amended Section V proposed taxes and insurance payments, however, changes on the 1003 are not initialed. Corrections on 1003 (pg 2 Section V) must be initialed by each borrower to evidence that the borrowers acknowledged and initialed the corrections on the Final 1003. APP 0002 Exception Remains.;
12/23/14 - Received updated amended final 1003, however it is not executed or dated by the borrowers. Amended 1003 must be executed and dated.  No Exception Cleared.  APP 0002 Exception Remains.;
1/9/15 - Received amended Final 1003 fully executed and dated by the borrowers. Continuation Sheet on Schedule of Real Estate Owned is attached to the 1003 and proposed PITI section V has been completed. APP 0002 Exception Cleared.

1/9/15 - Received amended Final 1003 fully executed and dated by the borrowers. Continuation Sheet on Schedule of Real Estate Owned is attached to the 1003 and proposed PITI section V has been completed. APP 0002 Exception Cleared.

110825940	130526	12/05/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is new construction. Provide evidence of Certificate of Occupancy from local governing municipality.	12/24/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

12/18/14 - Received rebuttal from lender which states: "The subject property is a new build, however the file contains a 442 and certificate of completion." No Exception Cleared. 442 Located on pg 385. Missing copy of Certificate of Occupancy. PROP 0012 Exception Remains.;
12/23/14 - Received response from Lender of: "Screen Print from City with Permits listed and top one from 11.12.14 is for occupancy". Attached is a copy of a screen print (poor copy) that does confirm subject property address on top. Top line in grid reflects a column titled Type with Bld TR.  Description column reflects the verbiage of "Temporary R" with a Pass noted under Result and completed on 11/12/2014.  Per Lender this line item represents occupancy confirmed for the subject by the City.  PROP 0012 Exception Cleared.

12/23/14 - Received response from Lender of: "Screen Print from City with Permits listed and top one from 11.12.14 is for occupancy". Attached is a copy of a screen print (poor copy) that does confirm subject property address on top. Top line in grid reflects a column titled Type with Bld TR.  Description column reflects the verbiage of "Temporary R" with a Pass noted under Result and completed on 11/12/2014.  Per Lender this line item represents occupancy confirmed for the subject by the City.  PROP 0012 Exception Cleared.

110825940	132178	12/16/2014	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	Missing Right of Rescission. None provided in file. Unable to determine if loan funded after ROR expiration date.	12/18/2014
Excellent verified credit history - Credit report (page 189) reflects a median credit score of 783 and 798, with a payment history of 0x30, with the oldest trade date from December 1981 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since 1980 per VVOE (page 244).;

12/18/14 - Received rebuttal from lender which states: "The subject property has never been occupied prior to the transaction, therefore a right of rescission is not required." Verified that property has never been occupied per appraisal report. ROR 0001 Exception Cleared.

12/18/14 - Received rebuttal from lender which states: "The subject property has never been occupied prior to the transaction, therefore a right of rescission is not required." Verified that property has never been occupied per appraisal report. ROR 0001 Exception Cleared.

110805921	130130	12/04/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $780,00 is supported.	12/08/2014
Substantial verified reserves - $608,057.79 in post closing reserves verified or 150.88 months PITI. Program requires 12 months minimum PITI reserves.; Excellent verified credit history - Mid credit score of 797,  Program requires minimum of 720.;
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110805921	130132	12/04/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date.	12/29/2014
Substantial verified reserves - $608,057.79 in post closing reserves verified or 150.88 months PITI. Program requires 12 months minimum PITI reserves.; Excellent verified credit history - Mid credit score of 797,  Program requires minimum of 720.;

12/18/14 - Received copy of Multipage Disclosures which do not include Special Information Handbook/HUD Settlement Book. No Exception Cleared. COMP 0038 Exception Remains.;
12/29/14 - Received rebuttal which states: "Please see the highlighted portion of the multipage disclosure as the HUD Handbook is listed." Lender attached copy of Multipage Disclosures includes Special Information Handbook/HUD Settlement Book on pg 2. Disclosure states borrower acknowledges receipt of Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. COMP 0038 Exception Cleared.

12/29/14 - Received rebuttal which states: "Please see the highlighted portion of the multipage disclosure as the HUD Handbook is listed." Lender attached copy of Multipage Disclosures includes Special Information Handbook/HUD Settlement Book on pg 2. Disclosure states borrower acknowledges receipt of Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. COMP 0038 Exception Cleared.

110805921	130239	12/04/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Borrower has been employed with current job. Missing 2 years of verified employment history. Per LOX (pg 92), borrower was self employed as contractor (legal counsel) to the same company. No 3rd party verification of prior self employment was provided in file. 3rd party verification must be dated on or before the Note signature date.   Per Appendix Q, section 1026.43 (e) (2) (vi) pre-Note signature dated verification of employment is required to confirm 24 month employment history with any gap in employment for 30+ days being satisfactorily addressed by the borrower.

									01/12/2015
Substantial verified reserves - $608,057.79 in post closing reserves verified or 150.88 months PITI. Program requires 12 months minimum PITI reserves.; Excellent verified credit history - Mid credit score of 797,  Program requires minimum of 720.;

12/18/14 -Received rebuttal from lender which states: "Per the borrowers 2013 and 2012 1040s that are in the original loan file, the borrower paid self employment taxes, additionally he filed a Schedule C for both years that documents his self employed business entity.  This information and documentation supports the LOX in the file for his employment. No exception cleared. Verification of current employment must be provided by 3rd party. CRED 0006 Exception Remains.;
1/2/15 - Received web print out from the state agency reflecting borrower status as Active with business entity and admission date. No exception cleared. Document provided does not satisfy 2 years of employment verification required. Only able to confirm employment from 06/06/13 to Present per VOE provided in original file (pg 86). Missing 3rd Party/CPA verification of borrowers self employment prior to 06/06/13 to complete 24 month employment history as required by Appendix Q. Any gap in employment for 30+ days must be satisfactorily addressed by the borrower. CRED 0006 Exception Remains.;
1/5/15 - Received rebuttal from lender which states: "Please be advised that several documents were uploaded. The documentation from the State of California showing that the borrower was a self employed in that state prior to going to work for current employer.  This was page two of the original attachment documenting a 44 year. The address is consistent with what appears on the borrowers 1003 and verified federal tax returns. I have attached these again for your review as it provides third party documentation of a 24 month history of self employment." Lender attached web print out from the Colorado Supreme Court reflecting borrower status as Active with current employer and admission date. Lender also attached a web search print out reflecting borrower has been self employed in the State of Illinois since 1971 and licensed for 44 years in good standing for California location.  Both documents provided confirms borrowers 24 months employment history currently as W2 earner and previously as self employed.  CRED 0006 Exception Cleared.

1/5/15 - Received rebuttal from lender which states: "Please be advised that several documents were uploaded. The documentation from the State of California showing that the borrower was a self employed in that state prior to going to work for current employer.  This was page two of the original attachment documenting a 44 year. The address is consistent with what appears on the borrowers 1003 and verified federal tax returns. I have attached these again for your review as it provides third party documentation of a 24 month history of self employment." Lender attached web print out from the Colorado Supreme Court reflecting borrower status as Active with current employer and admission date. Lender also attached a web search print out reflecting borrower has been self employed in the State of Illinois since 1971 and licensed for 44 years in good standing for California location.  Both documents provided confirms borrowers 24 months employment history currently as W2 earner and previously as self employed.  CRED 0006 Exception Cleared.

110845126	130284	12/04/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									12/19/2014
Substantial verified reserves - Verified reserves of $578,161.91.(178.69 months). 12 months required.   ; Substantial verified employment history - Verified long term employment history with the same employer for 24 years. VOE pg 239.; Excellent verified credit history - 787 FICO score with no derogatory credit history. Program only requires 720 FICO.;

12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Closing Instructions is on page 2, however, closing instructions provided does not state specific detail to indicate how closing agent is to send legal documents to proper recording office. No exception cleared. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
12/18/14 - Received statement from lender of: "According to the closing attorney, they signed the closing instructions indicating that they would have all required documents recorded with the required municipality for the subject transaction (on pg. 3 of the provided stip document). It may take 45 to 60 days to get any recording information back from the city. Please accept the closing instructions executed by the closing attorney as evidence that the security instrument has been sent for recording. Thank you." Page 4 of Documents previously provided reflects: "The recorded Deed of Trust, (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement." ** This is sufficient evidence of Closing agents intent to record.  DEED 0049 Exception Cleared.

12/18/14 - Received statement from lender of: "According to the closing attorney, they signed the closing instructions indicating that they would have all required documents recorded with the required municipality for the subject transaction (on pg. 3 of the provided stip document). It may take 45 to 60 days to get any recording information back from the city. Please accept the closing instructions executed by the closing attorney as evidence that the security instrument has been sent for recording. Thank you." Page 4 of Documents previously provided reflects: "The recorded Deed of Trust, (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement." ** This is sufficient evidence of Closing agents intent to record.  DEED 0049 Exception Cleared.

110845126	130289	12/04/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $710,000 is supported. No CDA provided.	12/23/2014
Substantial verified reserves - Verified reserves of $578,161.91.(178.69 months). 12 months required.   ; Substantial verified employment history - Verified long term employment history with the same employer for 24 years. VOE pg 239.; Excellent verified credit history - 787 FICO score with no derogatory credit history. Program only requires 720 FICO.;

12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 which does not support the original appraisal value of $710,000. Variance is within 10% tolerance at -3.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 which does not support the original appraisal value of $710,000. Variance is within 10% tolerance at -3.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110845126	130293	12/04/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	12/17/2014
Substantial verified reserves - Verified reserves of $578,161.91.(178.69 months). 12 months required.   ; Substantial verified employment history - Verified long term employment history with the same employer for 24 years. VOE pg 239.; Excellent verified credit history - 787 FICO score with no derogatory credit history. Program only requires 720 FICO.;

12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 6 is a a Certificate of Occupancy for the subject  signed and dated by Building Official and Zoning Administrator on 11/10/14. PROP 0012 Exception Cleared.

12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 6 is a a Certificate of Occupancy for the subject  signed and dated by Building Official and Zoning Administrator on 11/10/14. PROP 0012 Exception Cleared.

110845126	130308	12/04/2014	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing redisclosed GFE for rate lock. (pg 187). Copy of Change of Circumstance (pg 482) indicates a redisclosed GFE. No copy of redisclosed GFE was provided.	12/17/2014
Substantial verified reserves - Verified reserves of $578,161.91.(178.69 months). 12 months required.   ; Substantial verified employment history - Verified long term employment history with the same employer for 24 years. VOE pg 239.; Excellent verified credit history - 787 FICO score with no derogatory credit history. Program only requires 720 FICO.;

12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 26 is a GFE dated 10/28/14. Although GFE provided is not dated 10/29/14, it reflects lock information and is within 3 business days of lock date of 10/27/14. RESPA 0016 Exception Cleared.

12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 26 is a GFE dated 10/28/14. Although GFE provided is not dated 10/29/14, it reflects lock information and is within 3 business days of lock date of 10/27/14. RESPA 0016 Exception Cleared.

110845126	130310	12/04/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $1840 after entering Seller paid closing costs of $12,000 per detail (pg 6). Line 1113 of HUD (pg 2) reflects an Attorney Fee paid the Borrowers of $1840 which was not included in Title Fee detail (pg 4). HUD reflects borrower paid no Settlement Fee to Closing agent and $1840 charge was not included in aggregate title charges on Line 1101. The disclosed finance charge ($388,096.09) is ($1,840.02) below the actual finance charge($389,936.11). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).
									12/23/2014
Substantial verified reserves - Verified reserves of $578,161.91.(178.69 months). 12 months required.   ; Substantial verified employment history - Verified long term employment history with the same employer for 24 years. VOE pg 239.; Excellent verified credit history - 787 FICO score with no derogatory credit history. Program only requires 720 FICO.;

12/17/14 - Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 11 is a Revised Itemization of Credit/Addendum to HUD. Itemization provided is the same format as the one originally presented in the original file (pg 6). Upon comparing both Itemizations, it appears that the difference is that the original credit of $1,687.50 for transfer tax (line 1205) along with the $290 credit on line 905 have been removed on the amended breakdown. New Itemization provided reflects the new breakdown of credits: $1840 credit for Attorney Fee and $250 credit for Doc Review Fee. No exception cleared. Lender did address the reason for the different fee breakdown addenda provided. COMP 0001 Exception Remains.;
12/23/14 - Lender phoned to address issue with under disclosure.  Confirmed that $1840 Attorney fee on line #1113 (POC item) was not related to the Closing Settlement attorney but was a borrower chosen attorney, thus why fee was a POC item. Confirmed that this fee could be omitted from the borrower pre-paid finance charges thus curing the under disclosure.  Lender is to submit statement reflecting the same.
12/23/14 - Received a lender response stating: "please be advised that the fees on the HUD1 paid outside of closing by the borrower on line #1112 for $250 and line #1113 in the amount of $1840 were paid to law firm that the borrower selected to have review their documents and was not a requirement of the transaction and should not be included int he PFC items.". Agree, fees omitted, thus curing the under disclosure.  COMP 0001 Exception Cleared.

12/23/14 - Received a lender response stating: "please be advised that the fees on the HUD1 paid outside of closing by the borrower on line #1112 for $250 and line #1113 in the amount of $1840 were paid to law firm that the borrower selected to have review their documents and was not a requirement of the transaction and should not be included int he PFC items.". Agree, fees omitted, thus curing the under disclosure.  COMP 0001 Exception Cleared.

110836718	130614	12/06/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $ 699,000 is supported. No post closing CDA provided.	12/10/2014
Excellent verified credit history - 776/771 qualifying credit scores. No derogatory credit. Credit file dates back to 10/1994. ; Excellent verified housing payment history - 143 months of 0x30 payment history on prior mortgages per credit report. ; Substantial verified reserves - Post closing reserves of $237,649.93 or 56.36 months PITI, Guidelines require 12 month PITI reserves, borrowers exceed guide requirements. ; Low DTI - 11.17% DTI on fully documented file. 43% maximum DTI allowed. ;
											12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $699,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $699,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110836718	130619	12/06/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter provided from title insurance provider.	12/10/2014
Excellent verified credit history - 776/771 qualifying credit scores. No derogatory credit. Credit file dates back to 10/1994. ; Excellent verified housing payment history - 143 months of 0x30 payment history on prior mortgages per credit report. ; Substantial verified reserves - Post closing reserves of $237,649.93 or 56.36 months PITI, Guidelines require 12 month PITI reserves, borrowers exceed guide requirements. ; Low DTI - 11.17% DTI on fully documented file. 43% maximum DTI allowed. ;
											12/10/14 - Received a copy of the Closing Protection Letter. TITL 0005 Exception Cleared.	12/10/14 - Received a copy of the Closing Protection Letter. TITL 0005 Exception Cleared.
110836718	130637	12/06/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION:
File contains 3 - 2014 YTD P&L statements (pg 166), (pg 175) and  (pg 185). Received two Balance Sheets.  Missing one Balance Sheet.

ORIGINAL EXCEPTION:
File contains 3 -2014 YTD P&L statements (pg 166), (pg 175) and  (pg 185).. No YTD balance sheets provided. Missing balance sheets for all three business entities.
									01/07/2015
Excellent verified credit history - 776/771 qualifying credit scores. No derogatory credit. Credit file dates back to 10/1994. ; Excellent verified housing payment history - 143 months of 0x30 payment history on prior mortgages per credit report. ; Substantial verified reserves - Post closing reserves of $237,649.93 or 56.36 months PITI, Guidelines require 12 month PITI reserves, borrowers exceed guide requirements. ; Low DTI - 11.17% DTI on fully documented file. 43% maximum DTI allowed. ;

12/18/14 - Received rebuttal from lender which states: "Balance sheets for business entity are attached.  Co-borrowers company; her income was not used as the self-employment began less than 1 yr ago." Agree, only using loss (see page 439) for borrower 2 thus Balance Sheet for co-borrower entity is no longer required. Lender attached Balance Sheet for borrower entity dated prior to consummation date. Exception partially cleared. Lender also attached Balance Sheet for borrower entity which is after the Note date and in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification must be dated on or before the Note-signature date.  CRED 0082 Exception Remains.;
12/19/14 - Received statement from lender of: "Business entity balance sheet prior to closing." Lender attached the same P&L provided on pg 166 of the original file and a document entitled Register Quick Report. No exception cleared. Missing Balance Sheet for borrower Business entity dated prior to Note signature date.  CRED 0082 Exception Remains.;
12/23/14 - Received response from Lender of: "2014 Balance Sheet Attached". Attached is two Balance Sheets for
two of borrower Business entities.  Missing evidence of third entity.  ** See UPDATED EXCEPTION COMMENT **
UPDATED EXCEPTION:
File contains 3 - 2014 YTD P&L statements (pg 166), (pg 175) and  (pg 185). Received two Balance Sheets.  Missing one Balance Sheet
1/7/15 - Received Balance Sheet for missing entity dated As of November 2014. Received two Balance Sheets on 12/23/14 for two other business entities both dated 11/10/2014. CRED 0082 Exception Cleared.

1/7/15 - Received Balance Sheet for missing entity dated As of November 2014. Received two Balance Sheets on 12/23/14 for two other business entities both dated 11/10/2014. CRED 0082 Exception Cleared.

110836718	130849	12/07/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/10/2014
Excellent verified credit history - 776/771 qualifying credit scores. No derogatory credit. Credit file dates back to 10/1994. ; Excellent verified housing payment history - 143 months of 0x30 payment history on prior mortgages per credit report. ; Substantial verified reserves - Post closing reserves of $237,649.93 or 56.36 months PITI, Guidelines require 12 month PITI reserves, borrowers exceed guide requirements. ; Low DTI - 11.17% DTI on fully documented file. 43% maximum DTI allowed. ;

12/10/14 - Received response from Lender of: "Please see page 11, Section H2 of closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

12/10/14 - Received response from Lender of: "Please see page 11, Section H2 of closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

110836718	130863	12/07/2014	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged	Lender exception (pg 446) for insufficient tradelines for borrower shows approved by Client. Exception approved based on prior mortgage showing over 24 months history showing paid 0x30.
Excellent verified credit history - 776/771 qualifying credit scores. No derogatory credit. Credit file dates back to 10/1994. ; Excellent verified housing payment history - 143 months of 0x30 payment history on prior mortgages per credit report. ; Substantial verified reserves - Post closing reserves of $237,649.93 or 56.36 months PITI, Guidelines require 12 month PITI reserves, borrowers exceed guide requirements. ; Low DTI - 11.17% DTI on fully documented file. 43% maximum DTI allowed. ;

12/19/14 - Received statement of: "Lender exception approval is attached." Lender attached an e-mail screen print reflecting Exception Request has been Pricing Approved by Client. Also received a separate e-mail confirmation from Client that tradeline exception has been granted based on the following compensating factors: "paying off interest only construction loan, low dti, excellent reserves, excellent credit history. Borrower has a loan listed as active on his credit report, however it just closed and its no longer active. It was the mortgage for their previous residence with a mortgage history over 24 months." Exception overridden per confirmation from client. CRED 0009 Exception Overridden to EV2 level.

Client: 12/19/14 - Received statement of: "Lender exception approval is attached." Lender attached an e-mail screen print reflecting Exception Request has been Pricing Approved by Client. Also received a separate e-mail confirmation from Client that tradeline exception has been granted based on the following compensating factors: "paying off interest only construction loan, low dti, excellent reserves, excellent credit history. Borrower has a loan listed as active on his credit report, however it just closed and its no longer active. It was the mortgage for their previous residence with a mortgage history over 24 months." Exception overridden per confirmation from client. CRED 0009 Exception Overridden to EV2 level.

110801651	131634	12/12/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/18/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/18/14 - Received rebuttal from lender which states: "The complete closing instructions that address this item are located on pages 507-513 within the package uploaded." No exception cleared. There are no pages 507-513 within the original package. Please upload document. COMP 0038 Exception Remains.;
12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. DEED 0049 Exception Cleared.
												12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. DEED 0049 Exception Cleared.
110801651	131636	12/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,270,000 is supported. No CDA provided.	12/15/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/15/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

12/15/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110801651	131638	12/12/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	12/24/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/18/14 - Received rebuttal from lender which states: "This is located on page 451 within the package uploaded." No exception cleared. There is no page 451 within the original package. Please upload document. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date. COMP 0038 Exception Remains.;
12/19/14 - Received Acknowledgement of Receipt of HUD Settlement Handbook signed by borrower, however, document is not dated. Unable to confirm whether Special Information Handbook/HUD Settlement Handbook was provided within 3 days of application date. COMP 0038 Exception Remains.;
12/23/14 - Received a borrower executed Acknowledgement of Receipt of the HUD settlement booklet to confirm borrower was provided the HUD Handbook within 3 business days of application.  COMP 0038 Exception Cleared.

12/23/14 - Received a borrower executed Acknowledgement of Receipt of the HUD settlement booklet to confirm borrower was provided the HUD Handbook within 3 business days of application.  COMP 0038 Exception Cleared.

110801651	131640	12/12/2014	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No Final Title provided. Title Commitment in file (pg 100).	12/18/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. TITL 0004 Exception Cleared. Also clearing DEED 0049 for proof of recording.

12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. TITL 0004 Exception Cleared. Also clearing DEED 0049 for proof of recording.

110801651	131810	12/14/2014	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing evidence that borrower was provided with Affiliated Business Disclosure within 3 days of application date or evidence that lender has no affiliations to disclose.	12/18/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/18/14 - Received rebuttal from lender which states: "Lender does not have any affiliated businesses. Should you have any questions, please do not hesitate to contact me directly.  Post-Closing Coordinator. COMP 0017 Exception Cleared.

12/18/14 - Received rebuttal from lender which states: "Lender does not have any affiliated businesses. Should you have any questions, please do not hesitate to contact me directly.  Post-Closing Coordinator. COMP 0017 Exception Cleared.

110801651	131830	12/14/2014	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed
Borrower lists property on REO schedule as Free and Clear. Documents in file (pg 181-184) for property do not confirm property is free and clear. The only thing stating free and clear is handwritten note. Tax record does not reflect no liens and memo states no insurance to confirm free and clear. Provide copy of purchase HUD or other document to confirm no liens on this investment property.
									12/22/2014
Excellent verified credit history - 786 FICO with no derogatory credit history. All mortgage history paid 0x30. Minimum 720 FICO required per guidelines.; Substantial verified reserves - Verified reserves after closing of $431,610.14 (78.67 months). Required reserves per guidelines were 12 months (65,837.28);

12/18/14 - Received rebuttal from lender which states: "Property owned free and clear. A recorded warranty deed that does not contain a vendors lien is evidence that there is not any lien on the property, which is located in the credit package provided. If there was a lien, a warranty deed with vendor lien would be filed of record and this is not." ** No Exception Cleared.  No Warranty Deed provided.  Original file presented was 435 pages.  Provide evidence of document location or the actual Warranty Deed reflecting no liens. CRED 0088 Exception Remains.;
12/22/14 - Received a copy of Warranty Deed to confirm no liens for this investment property.  CRED 0088 Exception Cleared.
												12/22/14 - Received a copy of Warranty Deed to confirm no liens for this investment property. CRED 0088 Exception Cleared.
110838128	131175	12/09/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
Unable to determine final approval date. Lender 1008 with DTI of 30.777% in file (pg 22) does not reflect a signature or approval date. Need confirmation all Lender required conditions were met and cleared.
									12/24/2014
Excellent verified credit history - Credit report (page 105/112) reflects a median credit score of 806, with a payment history of 0x30 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since January 1997 (17 years 11 months) with current position of VP of IT per VOE (page 126). ; Substantial verified reserves - $102,795.91 or 24 moths of PITI reserves verified. Program only requires $52,505.40 (12 months reserves required of $51,275.40 and 6 months PITI reserves required of $1,230).;
											12/24/14 - Received underwriter executed 1008. DTI is 30.777% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	12/24/14 - Received underwriter executed 1008. DTI is 30.777% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
110838128	132495	12/18/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Evidence of recording of deed of trust is not evidenced in file by copy of the recorded Mortgage, Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date (pg 27).	12/24/2014
Excellent verified credit history - Credit report (page 105/112) reflects a median credit score of 806, with a payment history of 0x30 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since January 1997 (17 years 11 months) with current position of VP of IT per VOE (page 126). ; Substantial verified reserves - $102,795.91 or 24 moths of PITI reserves verified. Program only requires $52,505.40 (12 months reserves required of $51,275.40 and 6 months PITI reserves required of $1,230).;

12/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed on 12/17/14. DEED 0049 Exception Cleared.

12/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed on 12/17/14. DEED 0049 Exception Cleared.

110838128	132496	12/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported.	01/14/2015
Excellent verified credit history - Credit report (page 105/112) reflects a median credit score of 806, with a payment history of 0x30 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since January 1997 (17 years 11 months) with current position of VP of IT per VOE (page 126). ; Substantial verified reserves - $102,795.91 or 24 moths of PITI reserves verified. Program only requires $52,505.40 (12 months reserves required of $51,275.40 and 6 months PITI reserves required of $1,230).;

12/24/14 - Received copy of e-mail correspondence with Client Loan Registration reflecting First Appraisal is supported. No exception cleared pending receipt of 3rd party CDA reflecting original appraised value is supported. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review.  Errors noted and returned to CR for update.  No Exception Cleared.  APPR 0040 Exception Remains.;
1/13/15 - Received phone call from Client. Requesting clearance of CDA with proof that updated CDA supporting value to come.  APPR 0040 Exception Cleared.;
1/14/14 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/13/15 - Received phone call from Client. Requesting clearance of CDA with proof that updated CDA supporting value to come.  APPR 0040 Exception Cleared.;
1/14/14 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110838128	132499	12/18/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence is in file borrower received the Special Information Handbook within 3 business days of Application date.	12/24/2014
Excellent verified credit history - Credit report (page 105/112) reflects a median credit score of 806, with a payment history of 0x30 with no judgments, liens or public records.; Substantial verified employment history - Borrower has been employed since January 1997 (17 years 11 months) with current position of VP of IT per VOE (page 126). ; Substantial verified reserves - $102,795.91 or 24 moths of PITI reserves verified. Program only requires $52,505.40 (12 months reserves required of $51,275.40 and 6 months PITI reserves required of $1,230).;

12/24/14 - Received evidence borrower received the Special Information Handbook. Borrower signed acknowledgement of receipt on 10/20/14 which is within 3 business days of Application date of 10/16/14. COMP 0038 Exception Cleared.

12/24/14 - Received evidence borrower received the Special Information Handbook. Borrower signed acknowledgement of receipt on 10/20/14 which is within 3 business days of Application date of 10/16/14. COMP 0038 Exception Cleared.

110838993	132579	12/18/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/02/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/15/15 - Received statement from Lender of: "closing instructions executed by closing agent". Attached is a three page document. ** No exception cleared.  Instruction provided do not state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains. ;
 2/2/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (30 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

 2/2/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (30 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

110838993	132584	12/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $588,000 is supported. No post closing CDA provided.	01/06/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $588,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $588,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110838993	132630	12/18/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing evidence that borrower was provided with Affiliated business disclosure within 3 days of application date. Affiliated Business Disclosure (pg 11, 12) is signed and dated by borrowers but not within 3 days of application date.
									01/15/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/2/15 - Received statement of: "ABD was issued as evidenced by the LOs signature." Received page 1 of 2 of Affiliated Business Disclosure. No exception cleared. Unable to confirm  borrowers were provided with Affiliated business disclosure within 3 days of application date using the document provided. COMP 0035 Exception Remains.;
1/5/15 - Received rebuttal from lender which states: "The Affiliated Business Arrangement Disclosure that was signed by the Loan Officer as to when it was sent to the borrowers, and signed by the borrowers is consistent with all the other initial disclosures located in the loan file. This is within the 3 days and was issued in compliance as were all the other disclosures." No exception cleared. Missing page 2 of 2 of Affiliated Business Disclosure to confirm  borrowers were provided with Affiliated business disclosure within 3 days of application date.  COMP 0035 Exception Remains.;
1/15/15 - Received two page ABA document plus additional other disclosure page (pg. 3 of 3) reflecting lender executed as disclosure date.  ABA page two appears to reflect lender dated a later date but handwritten note at bottom of page 2 reflects the LO signed on earlier date and provided the additional page clearly reflecting the LO date on the earlier date.  COMP 0035 Exception Cleared.

1/15/15 - Received two page ABA document plus additional other disclosure page (pg. 3 of 3) reflecting lender executed as disclosure date.  ABA page two appears to reflect lender dated a later date but handwritten note at bottom of page 2 reflects the LO signed on earlier date and provided the additional page clearly reflecting the LO date on the earlier date.  COMP 0035 Exception Cleared.

110838993	132863	12/20/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Borrower is self employed reporting all income on Sch C. Borrower provided a YTD 2014 P&L statement (pg 280). Missing 2014 balance sheet as required per Appendix Q.	02/02/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/2/15 - Received YTD 2014 P&L statement for business entity. Missing 2014 Balance Sheet for business entity as required per Appendix Q. CRED 0082 Exception Remains.;
1/15/15 - Received a revised 1008 that is not dated with the comment of: "income removed for b1 and 25% gross up for b2.  Revised 1008 Stable Monthly Income section reflects an asterisk by Borrower with all income fields under Borrower as blank.  Underwriter Comments section reflects exact comments as reflected on original 1008 stamped FINAL in file (pg. 208) and dated (Consummation date) which provides detail on the borrowers income. No Exception Cleared. The revised 1008 provided removing Borrower,  income does not match to how the loan was approved and how the final 1003s were completed that each borrower executed and dated at closing (final 1003, pg. 56 and 60). Revision was completed post-consummation with DTI increasing from initial approval of 25.96% to 40.03% reflected on revision.  No Exception Cleared. The removal of the borrower, income could trigger a violation, and then the potential loss of safe harbor. Once income is used in qualification it must be verified in accordance with Appendix Q.  CRED 0082 Exception Remains. ;
2/2/15 - Received copy of  business entity Balance Sheet for Calendar 2014 through 10/15/14.(prepared 10/15/14) Exception CRED 0082 cleared.
												2/2/15 - Received copy of business entity Balance Sheet for Calendar 2014 through 10/15/14.(prepared 10/15/14) Exception CRED 0082 cleared.
110838993	132872	12/20/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing legible 3rd party verification of borrowers self employment status. Copy of Business License (pg 272) is incomplete and illegible and does not appear to provide a 24 month history as required per Appendix Q. All verifications to be dated prior to Note consummation date.
									02/02/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/15/15 - Received a statement from lender of: "Underwriter explanation and corrected docs". Attached is a revised 1008 that is not dated with the comment of: "income removed for b1 and 25% gross up for b2.  Revised 1008 Stable Monthly Income section reflects an asterisk by Borrower with all income fields under Borrower as blank.  Underwriter Comments section reflects exact comments as reflected on original 1008 stamped FINAL in file (pg. 208) and dated (Consummation date) which provides detail on the borrowers income. The revised 1008 provided removing Borrower, income does not match to how the loan was approved and how the final 1003s were completed that each borrower executed and dated at closing (final 1003, pg. 56 and 60). Revision was completed post-consummation with DTI increasing from initial approval of 25.96% to 40.03% reflected on revision. No Exception Cleared. The removal of the borrower, income could trigger a violation, and then the potential loss of safe harbor. Once income is used in qualification it must be verified in accordance with Appendix Q. CRED 0006 Exception Remains. ;
2/2/15 - Received copy of Processor's certification stating that she did a verbal verification of employment with the Commissioner of Revenue Office in the state of Virginia over business licenses. Certification stated whom she spoke with, the phone number of the person she spoke with that is responsible for issuing and validation businesses within that area, and confirmed that the borrower has held a business license in state of Virginia as required since October, 1.2003. Copy of Verbal VOE was also included. CRED 0006 Exception cleared.

2/2/15 - Received copy of Processor's certification stating that she did a verbal verification of employment with the Commissioner of Revenue Office in the state of Virginia over business licenses. Certification stated whom she spoke with, the phone number of the person she spoke with that is responsible for issuing and validation businesses within that area, and confirmed that the borrower has held a business license in state of Virginia as required since October, 1.2003. Copy of Verbal VOE was also included. CRED 0006 Exception cleared.

110838993	132877	12/20/2014	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Per coborrower 1003 (pg 60) he has been renting for 2 years with a rent payment of $1800. Missing 2 year Rental history for coborrower showing 0x30 payment history.	01/15/2015
Excellent verified housing payment history - Mortgage history for borrower rated for 132 continuous months at 0x30 per credit report on pg 225.; Excellent verified credit history - 794/804 qualifying credit scores with no derogatory credit history per credit reports on pgs 225/230. Program require a 720 minimum.; Low DTI - 25.63% DTI on fully documented file. Max DTI per guidelines is 43%.; Substantial verified reserves - Post closing reserves of $65,945.90. 23 months of verified PITI reserves. 12 months reserves required per guidelines;

1/15/15 - Received six page merged credit report on co-borrower, reflecting it was updated and completed post-consummation. Page four of the updated report reflects item #20 for previous landlord with evidence of 24 months satisfactory history for high credit of $1800 from 01/2013 to 12/2014. Guidelines require 24 months verified housing history for each borrower. CRED 0001 Exception Cleared.

1/15/15 - Received six page merged credit report on co-borrower, reflecting it was updated and completed post-consummation. Page four of the updated report reflects item #20 for previous landlord with evidence of 24 months satisfactory history for high credit of $1800 from 01/2013 to 12/2014. Guidelines require 24 months verified housing history for each borrower. CRED 0001 Exception Cleared.

110845684	132531	12/18/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/02/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/2/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirms LO status as Active. Appraisal value is supported per CDA report. Employment verification exception has been set separately under Exception code CRED 0006. Clearing CRED 0089 Exception.

1/2/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirms LO status as Active. Appraisal value is supported per CDA report. Employment verification exception has been set separately under Exception code CRED 0006. Clearing CRED 0089 Exception.

110845684	132536	12/18/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No lender closing instructions provided in file.
									01/02/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/2/15 - Received statement from lender of: "Closing Instructions with Recording Requirements."Lender attached a copy of Lender closing instruction which states on pg 1 that "This loan must record in first lien position on or prior to disbursement date noted above." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

1/2/15 - Received statement from lender of: "Closing Instructions with Recording Requirements."Lender attached a copy of Lender closing instruction which states on pg 1 that "This loan must record in first lien position on or prior to disbursement date noted above." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

110845684	132546	12/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No CDA provided.	12/19/2014
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;
											12/19/14 - Received 3rd Party Field Review and reflects original appraisal value of $750,000 is supported. APPR 0040 Exception Cleared.	12/19/14 - Received 3rd Party Field Review and reflects original appraisal value of $750,000 is supported. APPR 0040 Exception Cleared.
110845684	132550	12/18/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of application date.	01/26/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/2/15 - Received signed letter from Loan Officer which states: "I mailed the HUD Settlement Cost Booklet to the borrower regarding the above reference loan." No exception cleared. Missing proof to confirm Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of application date. COMP 0038 Exception Remains.;
1/23/15 - Received response from Lender of: "HUD cost booklet disclosure". Attached is borrower acknowledgment of receipt of the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.
												1/23/15 - Received response from Lender of: "HUD cost booklet disclosure". Attached is borrower acknowledgment of receipt of the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.
110845684	132551	12/18/2014	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed
Missing evidence that Affiliated Business disclosure was provided to borrower and signed within 3 days of application date. Alternatively, provide evidence that lender has no affiliations which require disclosure.
									01/02/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/2/15 - Received confirmation from lender which states: "Please be advised that Bank does not have any Affiliated Business Arrangements and therefore does not issue the Affiliated Business Arrangement Disclosure." COMP 0017 Exception Cleared.

1/2/15 - Received confirmation from lender which states: "Please be advised that Bank does not have any Affiliated Business Arrangements and therefore does not issue the Affiliated Business Arrangement Disclosure." COMP 0017 Exception Cleared.

110845684	132567	12/18/2014	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit report (pg 99) lists an unsecured installment debt with a balance of $14,617 and no payment listed. Lender used 5% of balance on 1003 for payment which is not verified. Missing credit update or copy of Loan statement confirming monthly payment on this debt.
									01/02/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/2/15 - Received Credit Report Comparison pg 4 of 8 which matches pg 116 of the original file. Current balance based on last activity reported on 10/14 is $14,089 and monthly payment reflects $84. Lender used 5% of the balance as it is the more conservative approach (pg 51). CRED 0093 Exception Cleared.

1/2/15 - Received Credit Report Comparison pg 4 of 8 which matches pg 116 of the original file. Current balance based on last activity reported on 10/14 is $14,089 and monthly payment reflects $84. Lender used 5% of the balance as it is the more conservative approach (pg 51). CRED 0093 Exception Cleared.

110845684	132568	12/18/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Multiple documents were provided (pg 440-460) to document self employment entities, however no document in file confirmed that the borrower, has been Self Employed for at least 2 years as required per Appendix Q. All verifications to be be dated prior to Note consummation date.
									01/08/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/8/15 - Received  web search print out from theState Board of Pharmacy reflecting Borrower class status as Active License in Good Standing since 1977 and with a license expiration date of 02/28/15. Document provided confirms borrowers 24 months employment history. Also received a Secretary of State business search is post consummation date. This document is being excluded. Multiple documents were already provided in the original file (pg 440-460) to document the existence. CRED 0006 Exception Cleared.

1/8/15 - Received  web search print out from theState Board of Pharmacy reflecting Borrower class status as Active License in Good Standing since 1977 and with a license expiration date of 02/28/15. Document provided confirms borrowers 24 months employment history. Also received a Secretary of State business search is post consummation date. This document is being excluded. Multiple documents were already provided in the original file (pg 440-460) to document the existence. CRED 0006 Exception Cleared.

110845684	132571	12/18/2014	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing evidence that borrower was provided with copy Sch A of GFE/Settlement Provider listing.	01/08/2015
Excellent verified credit history - 788/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 1/1974. ; Excellent verified housing payment history - 352 months of mortgage history reporting 0x30. ; Substantial verified reserves - Post closing assets of $193,504.61. 69 months of verified PITI reserves. 12 months required per lender guidelines. ;

1/8/15 - Received rebuttal  which states: "Bank does not provide a list of service providers to consumers as they do not offer this as an option and therefore the disclosure you are requesting does not exist." RESPA 0028 Exception Cleared.

1/8/15 - Received rebuttal  which states: "Bank does not provide a list of service providers to consumers as they do not offer this as an option and therefore the disclosure you are requesting does not exist." RESPA 0028 Exception Cleared.

110844294	132653	12/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	01/12/2015
Excellent verified credit history - 800/765 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1988. ; Substantial verified employment history - Coborrower employed since 2003 per VOE (pg 287). ; Low DTI - 29.95% on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/30/14 - Received screen print out of e-mail correspondence with Client Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

												1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110844294	132704	12/19/2014	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal report is deficient for the following: 1) Land to Value ratio of 31.98% exceeds 30% guideline. Appraiser did not note if excessive Land to Value ratio is typical for the area. 2) Subject value of $860,000 is 187% above $300,000 predominate value. Appraiser provided no narrative on predominate value. Unable to determine if subject is considered over built for the area.  3) Appraiser provided no Comp specific narrative concerning choice of comps and explanation of adjustments. 4) Appraiser provided 3 Sold Comps and no Active Listings. No narrative provided for lack of listing comps. 5) Subject Lot Size is not bracketed. Subject site is 6525 square feet while comp site sizes range from 9800 sq ft to 27985 sq ft. Appraiser made no comment concerning site size variances.
									01/12/2015
Excellent verified credit history - 800/765 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1988. ; Substantial verified employment history - Coborrower employed since 2003 per VOE (pg 287). ; Low DTI - 29.95% on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/30/14 - Received screen print out of e-mail correspondence with Client Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
												1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
110844294	132707	12/19/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Verification of self employment for borrower (pg 278) in file.  No verification provided to verify borrowers self employment under the name of entitiy as stated on final 1003. No explanation provided for discrepancy between stated employment on final 1003 (pg 89) and verification (pg 278).
									12/30/2014
Excellent verified credit history - 800/765 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1988. ; Substantial verified employment history - Coborrower employed since 2003 per VOE (pg 287). ; Low DTI - 29.95% on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/30/14 - Received  the same Secretary of State business search originally provided in file for Corp. Lender also provided copy of screen print out for employer which lists bwr as the sole shareholder. CRED 0006 Exception Cleared.

12/30/14 - Received  the same Secretary of State business search originally provided in file for Corp. Lender also provided copy of screen print out for employer which lists bwr as the sole shareholder. CRED 0006 Exception Cleared.

110844294	132721	12/19/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Additional loan against assets obtained in the amount of $50,000 per verification and Note (pg 504). Copies of Note and VOD are mostly illegible. Unable to confirm the collateral and payment amounts. Missing copy of Note to confirm payment of $188/month used by lender to qualify and to confirm collateral used to secure the loan meets lender guidelines (pg 308).
									12/30/2014
Excellent verified credit history - 800/765 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1988. ; Substantial verified employment history - Coborrower employed since 2003 per VOE (pg 287). ; Low DTI - 29.95% on fully documented file. 43% maximum DTI allowed per guidelines. ;

12/30/14 - Received Verification of Loan confirming payment of $188/month used by lender to qualify is accurate. Also received Copy of Note/Business Loan Agreement confirming collateral used to secure the loan is a motor vehicle. CRED 0083 Exception Cleared.

12/30/14 - Received Verification of Loan confirming payment of $188/month used by lender to qualify is accurate. Also received Copy of Note/Business Loan Agreement confirming collateral used to secure the loan is a motor vehicle. CRED 0083 Exception Cleared.

300000009	132725	12/19/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $705,000 is supported. No post closing CDA is provided.	12/30/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $705,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $705,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000009	132737	12/19/2014	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Missing confirmation that borrower was provided with copies of appraisal.	12/30/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;
											12/23/14 - Received response from lender of: "Acknowledgement of receipt of Appraisal" Attached is Acknowledgement executed by both borrowers. ECOA 0004 Exception Cleared.	12/23/14 - Received response from lender of: "Acknowledgement of receipt of Appraisal" Attached is Acknowledgement executed by both borrowers. ECOA 0004 Exception Cleared.
300000009	132738	12/19/2014	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final HUD-1 for concurrent closing on departing residence. Require final for asset documentation, and proof of payoff of liens. Final HUD to confirm net proceeds of at least $45,658.37.	12/23/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;

12/23/14 - Received HUD1 from sell of previous residence reflecting proof of payoff liens. Final HUD confirms net proceeds to borrower (seller on HUD) of $45,758.37 which covers the minimum required of $45,658.37.

12/23/14 - Received HUD1 from sell of previous residence reflecting proof of payoff liens. Final HUD confirms net proceeds to borrower (seller on HUD) of $45,758.37 which covers the minimum required of $45,658.37.

300000009	132775	12/19/2014	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
File contains two exception request forms (pg 153, 163). Exception requested for borrowers  insufficient open trade lines and for missing 24 months housing payment history. Exception request (pg 163) reflects Approval by Regional Manager.  Exception request (pg 153) reflects 2nd signature Decline by Underwriting Manager. Reason for decline states Lender will not approve 2 Exceptions. Email from  Lender (pg 160) approved request. Missing confirmation from Client that exception was approved and further confirmation that Client has approved both the Insufficient Tradeline exception and the exception for missing housing history for the borrower.  Additionally confirm the lender has fully approved exception request. No evidence of decline from lender.

Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;

12/23/14 - Received response from Lender of: "Exception Approval from Client". Attached is copy of email chain from Client reflecting exception Request has been pricing approved.  ** Sent email to Client on 12/23/14 to confirm both exceptions acknowledged and approved. Received response from Client to confirm exceptions granted.  Override to EV2 level.  CRED 0009 Overridden to EV2 level.

Client: 12/23/14 - Received response from Lender of: "Exception Approval from Client". Attached is copy of email chain from Client reflecting exception Request has been pricing approved.  ** Sent email to Client on 12/23/14 to confirm both exceptions acknowledged and approved. Received response from Client to confirm exceptions granted.  Override to EV2 level.  CRED 0009 Overridden to EV2 level.

300000009	132778	12/19/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	12/23/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;

12/23/14 - Received response from lender of: "Please see page 2 of Welcome letter sent". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.

12/23/14 - Received response from lender of: "Please see page 2 of Welcome letter sent". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.

300000009	132779	12/19/2014	Compliance	Missing Warranty Deed (Purchase Only)	DEED 0048	1	Closed	Missing copy of Warranty Deed/Grant Deed to confirm final vesting of subject.	12/23/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;
											12/23/14 - Received copy of Warranty Deed with Vendors Lien to confirm final vesting of subject as that of the borrowers. DEED 0048 Exception Cleared.	12/23/14 - Received copy of Warranty Deed with Vendors Lien to confirm final vesting of subject as that of the borrowers. DEED 0048 Exception Cleared.
300000009	133151	12/22/2014	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence the borrower was provided with ECOA/Right to Receive Appraisal disclosure.	12/30/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;

12/23/14 Received response from lender of: "Right to receive appraisal". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/19/14 for the subject borrower loan. ECOA 0001 Exception Cleared.

12/23/14 Received response from lender of: "Right to receive appraisal". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/19/14 for the subject borrower loan. ECOA 0001 Exception Cleared.

300000009	133154	12/22/2014	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Extension of Credit.	12/23/2014
Substantial verified employment history - Borrower 1 employment with same employer since 2/9/2004 (pg 177). Borrower 2 employment with same employer since 9/18/2003(pg 178).; Substantial verified reserves - Post closing reserves of $209,074.30. 50 months of verified PITI reserves. Guidelines require 12 months PITI reserves.; Low DTI - 29.25% on fully documented file. 43% maximum allowed per lender guidelines. ;
											12/23/14 - Received response from lender of: "Disclosure not applicable on this purchase transaction. Disclosure is only applicable on Texas Cash-out refis". Agree. FACT 0001 Exception Cleared.	12/23/14 - Received response from lender of: "Disclosure not applicable on this purchase transaction. Disclosure is only applicable on Texas Cash-out refis". Agree. FACT 0001 Exception Cleared.
110850799	133106	12/22/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing instructions provided for review.
									12/30/2014
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/14 - Received lender closing instruction that reflects on page 3 of 3 that "The Recorded Deed of Trust (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement.** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

12/30/14 - Received lender closing instruction that reflects on page 3 of 3 that "The Recorded Deed of Trust (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement.** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

110850799	133133	12/22/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $585,000 is supported. No post closing CDA provided.	01/13/2015
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/14 - Received screen print out of e-mail correspondence with Client Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $585,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $585,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110850799	133147	12/22/2014	Credit	Missing Title Evidence	TITL 0001	1	Closed	Lender did not provide a preliminary or a final title report. Unable to confirm proposed or final vesting. No Closing Protection Letter provided.	12/30/2014
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;
											12/30/14 - Received copy of title commitment. Vesting confirmed using Closing Instructions provided on separate exception and reads: tenants by the entirety. TITL 0001 Exception Cleared.	12/30/14 - Received copy of title commitment. Vesting confirmed using Closing Instructions provided on separate exception and reads: tenants by the entirety. TITL 0001 Exception Cleared.
110850799	133148	12/22/2014	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed
Lender did not provide hazard insurance policy for subject property. All hazard policies in file are for the primary residence. Missing evidence of hazard policy and wind policy if required. Hazard insurance subject to review for occupancy issues due to subject being sold subject to existing rental agreements (pg 175). Hazard insurance to reflect occupancy by borrower, not as Investment property.
									12/30/2014
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/14 - Received copy of evidence of insurance for subject reflecting dwelling coverage of $503,500 which is sufficient to cover both cost to rebuilt and loan amount. Hazard insurance is for regular SFR and does not state rent loss/landlord insurance. HAZ 0005 Exception Cleared.

12/30/14 - Received copy of evidence of insurance for subject reflecting dwelling coverage of $503,500 which is sufficient to cover both cost to rebuilt and loan amount. Hazard insurance is for regular SFR and does not state rent loss/landlord insurance. HAZ 0005 Exception Cleared.

110850799	133164	12/22/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $579.90. Per TIL itemization on pg 215 lender did not include discount of $579.90 in prepaid finance charges. No seller or lender credits noted on HUD. The disclosed finance charge ($348,402.03) is ($579.90) below the actual finance charge($348,981.93). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).
									12/30/2014
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/14 - Lender provided signed Final TIL along with TIL Itemization. Discount point of $579.90 is marked with asterisk and is therefore disclosed as part of prepaid finance charges. TIL on pg 214 used for initial review reflects "Estimated" Closing Date which suggests TIL was not final. Final TIL provided by lender passes compliance. COMP 0001 Exception Cleared.

12/30/14 - Lender provided signed Final TIL along with TIL Itemization. Discount point of $579.90 is marked with asterisk and is therefore disclosed as part of prepaid finance charges. TIL on pg 214 used for initial review reflects "Estimated" Closing Date which suggests TIL was not final. Final TIL provided by lender passes compliance. COMP 0001 Exception Cleared.

110850799	133250	12/23/2014	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Lender guidelines (pg 5-Personal Property) states that any personal property included in Sales Contract must be deleted from the sales contract or reasonable value must be documented and the sales price adjusted.  Per sales contract (pg 159, 170, 180) subject was sold fully furnished. No evidence personal property was removed from sales contract or sales price adjusted as required per lender guidelines. Final LTV review may be effected.
									12/30/2014
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/14 - Received statement from lender of "Contract Addendum removing personal property from transaction."Lender attached the same copy of Bill of Sale originally provided in file which states: "For in consideration of $1, seller agrees to sell and buyer agrees to buy the said personal property being described as follows:
1) All appliances
2) All interior furnishings
3) All outdoor furniture
4) All bedding and linens
5) All dishes, utensils, pots, pans, glassware and other kitchen accessories
6) All window coverings
7) All pictures and decorating items
8) All electronics
Lender also attached the same Personal Property Exclusions List originally provided in file which Lists the following exclusions from sale:
1) Contents of owners closet
2) Framed child drawing in LL North Bunk Room
3) Any and all personal family photos
4) Moxie metal wall hanging in Rec Room
5) 2 Classic Adirondack White Polywood Outdoor Rockers
6) 1 Classic Adirondack White Polywood 18 Square Side Table
7) 4 Classic Adirondack White Polywood Casual Chairs."
Clearing exception based on Personal Property Exclusions List provided. GIDE 0001 Exception Cleared.

2/30/14 - Received statement from lender of "Contract Addendum removing personal property from transaction."Lender attached the same copy of Bill of Sale originally provided in file which states: "For in consideration of $1, seller agrees to sell and buyer agrees to buy the said personal property being described as follows:
1) All appliances
2) All interior furnishings
3) All outdoor furniture
4) All bedding and linens
5) All dishes, utensils, pots, pans, glassware and other kitchen accessories
6) All window coverings
7) All pictures and decorating items
8) All electronics
Lender also attached the same Personal Property Exclusions List originally provided in file which Lists the following exclusions from sale:
1) Contents of owners closet
2) Framed child drawing in LL North Bunk Room
3) Any and all personal family photos
4) Moxie metal wall hanging in Rec Room
5) 2 Classic Adirondack White Polywood Outdoor Rockers
6) 1 Classic Adirondack White Polywood 18 Square Side Table
7) 4 Classic Adirondack White Polywood Casual Chairs."
Clearing exception based on Personal Property Exclusions List provided. GIDE 0001 Exception Cleared.

110850799	133251	12/23/2014	Property	Property Type is prohibited	PROP 0002	1	Closed
Per Sales Contract addendum (pg 175) subject is being sold subject to existing Vacation Rental agreements. No copy of these agreements were provided. Guidelines state no agreements allowed which give a management firm control over occupancy of a property. Unable to confirm. Subject was approved as Second Home. Investment properties not allowed per lender guidelines.
									01/06/2015
Substantial verified employment history - Verified 38 yr stable job history by VVOE on pg 62.; Substantial verified reserves - Verified reserves after closing of $287,927.71. Reserve requirements were 12 months ($36,235.44). Lender reserve requirements have been met. ; Low DTI - Low DTI of 23.87%. Max for program is 43%.;

12/30/4 - Received the same Vacation Rental Addendum originally provided in file. Lender also attached a signed LOX from borrowers which states: "We are purchasing the above property as our second home. It is approximately 7 to 7.5 hours from our home in Pennsylvania. We plan on visiting often for long holiday weekends and vacations. We do not have a contractual obligation with a management company that would prevent us from having full control over the property and blocking any desired dates from our own personal use. We will not be renting this property on an annual basis and intend to use as we are able. At those times when we are at the house, we will handle any maintenance needed and/or arrange with local businesses to do so." No exception cleared. Investment properties not allowed per lender guidelines. The Vacation Rental Addendum should have been deleted from the contract and/or copies of any existing vacation rental agreement(s) provided for review to determine occupancy. PROP 0002 Exception Remains.;
12/31/14 - Received rebuttal from lender which states: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly.
42A-2. Purpose and scope of act.
The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.
There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." No exception cleared. Rebuttal provided contradicts the Agreement. Vacation Rental Addendum (pg 175), Item 1 states that there are existing rental agreements for the term of 1/1/2014 to 12/31/2014. Item 3 states seller can continue to enter into additional agreements after the contract date, including the period up to 180 days after closing. PROP 0002 Exception Remains.;
1/5/15 - Received email rebuttal from Lender. In addition to the 12/31/14 rebuttal, they stated: "the seller has had month to month rental agreements on the subject and at the time of the appraisal the subject was OWNER occupied and there is documentation showing that the seller has not entered into any additional rental agreements. Due to NC state law, the vacation rental agreement had to be included in the contract there are no new leases, nor were there any. Besides, this is a second home for the borrower not an investment property, they are buying in a vacation area which is typical for a second home". ** Agree, explanation is reasonable for Second Home purchase.  PROP 0002 Exception Cleared.

1/5/15 - Received email rebuttal from Lender. In addition to the 12/31/14 rebuttal, they stated: "the seller has had month to month rental agreements on the subject and at the time of the appraisal the subject was OWNER occupied and there is documentation showing that the seller has not entered into any additional rental agreements. Due to NC state law, the vacation rental agreement had to be included in the contract â?? there are no new leases, nor were there any. Besides, this is a second home for the borrower not an investment property, they are buying in a vacation area which is typical for a second home". ** Agree, explanation is reasonable for Second Home purchase.  PROP 0002 Exception Cleared.

110805367	133183	12/22/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/31/2014
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description  (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

12/31/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description  (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

110805367	133184	12/22/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	01/12/2015
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received statement from lender which of: "Appraisal Review from Client -please note that the file was saved under the co-borrowers FIRST name by Client." Lender attached screen print out of e-mail correspondence with Client Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110805367	133185	12/22/2014	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 809 of HUD provided reflects that borrower paid an Appraisal Review fee at closing. No lender desk review provided. Based on valuation issues a lender review should have been performed.	12/31/2014
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received rebuttal from lender which states: "On line 809 of the HUD-1 is a charge for a FINAL INSPECTION, not an appraisal review. The 442 is in the file. I have attached it for your review. Please clear this condition." 442 provided in original file and uploaded again by lender. APPR 0041 Exception Cleared.

12/31/14 - Received rebuttal from lender which states: "On line 809 of the HUD-1 is a charge for a FINAL INSPECTION, not an appraisal review. The 442 is in the file. I have attached it for your review. Please clear this condition." 442 provided in original file and uploaded again by lender. APPR 0041 Exception Cleared.

110805367	133191	12/22/2014	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Lender did not provide final title policy. Preliminary title work is on pg 52.	12/31/2014
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;
											12/31/14 - Received Final title policy reflecting recording information. TITL 0004 Exception Cleared.	12/31/14 - Received Final title policy reflecting recording information. TITL 0004 Exception Cleared
110805367	133192	12/22/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing protection letter from title insurer was not provided in the file.	01/12/2015
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received copy of Professional Liability Insurance Policy. No exception cleared. Missing Closing protection letter from title insurer. TIL 0005 Exception remains.;
1/8/15 - Received rebuttal from lender which states: "The CPL that has been requested, a private attorney closed the loan and we received his Professional Liability and E&O insurance. Since a title company did not close the loan, and their agent is stating that in Iowa if a private attorney closes the loan, they (Stewart and their agent) do not provide a CPL and that the E&O liability insurance is all that is required." TITL 0005 Exception Cleared using Professional Liability Insurance Policy in lieu of CPL.

1/8/15 - Received rebuttal from lender which states: "The CPL that has been requested, a private attorney closed the loan and we received his Professional Liability and E&O insurance. Since a title company did not close the loan, Stewart Title and their agent is stating that in Iowa if a private attorney closes the loan, they do not provide a CPL and that the E&O liability insurance is all that is required." TITL 0005 Exception Cleared using Professional Liability Insurance Policy in lieu of CPL.

110805367	133246	12/23/2014	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
Finance charges are under disclosed by $107.28. Per TIL itemization on Misc docs pg 48, lender did not include verification fee of $92.28 and courier fee of $15 in prepaid finance charges for net under disclosure of $107.28. The disclosed finance charge ($480,961.83) is ($107.28) below the actual finance charge($481,069.11). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge on refinance transactions. (12 CFR Sec. 1026.18(d)(1)).

Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received rebuttal from lender which states: "Please note that the Courier Fee is part of the closing fee calculated into the $490 which was disclosed appropriately and the lender is not in violation of exceeding the $100 tolerance in finance charges." No exception cleared. TIL itemization provided in original file (Misc docs pg 48), shows that lender did not include verification fee of $92.28 and courier fee of $15 in prepaid finance charges for net under disclosure of $107.28. The disclosed finance charge ($480,961.83) is ($107.28) below the actual finance charge($481,069.11). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge on refinance transactions. (12 CFR Sec. 1026.18(d)(1)). COMP 0001 Exception Remains.;
1/8/15 - Received copy of Lender Compliance Auditor Findings. No exception cleared. The $92.28 Verification fee charge was reflected on line #808 of the HUD1 and was not paid to the title company, but rather to The Work Number. Verification fees are always includable in the finance charge. Courier fees are also always included in the finance charge. Lender to provide evidence to cure underdisclosure amount. COMP 0001 Exception Remains.;
1/23/15 - Received a lender rebuttal of: "The GFE disclosed a verification fee to The Work Number of $40 and no courier fee.  The actual verification fee at close was $92.28 and the courier fee of $15 was charged.  The total amount that was under disclosed was $67.28 because the verification fee to The Work Number was disclosed at the $40.00".  ** No Exception Cleared. The TIL itemization provided in original file (Misc docs pg 48), shows that the lender did not include the verification fee of $92.28 and the courier fee of $15 in the prepaid finance charges on the final TIL resulting in the total net under disclosure of $107.28. COMP 0001 Exception Remains.;
2/2/15 - Received lender response of: "Refund of $107 documentation". Attached is a letter from Lender to the borrower addressing reason for refund along with a copy of a cashiers check and proof of UPS shipping overnight (tracking # included) . Expected delivery reflected.  Check was written for $107 even, not $107.28. The $0.28 cents is within tolerance for a refinance transaction. ** No Exception Cleared.  Missing evidence of re-opened rescission. Subject transaction is owner occupied refinance transaction. Missing copy of re-opened Right to Cancel to both borrowers. Missing evidence of confirmation of the Expiration of the re-opened recession period and proof of overnight UPS delivery re-opened Right to Cancel. Upon clearance of above items, COMP 0001 will be overridden to EV2 level. COMP 0001 Exception Remains.;
2/3/15 - Received lender response of: "loan closed as new construction, no ROR required". Confirmed UPS delivery completed on 2/3/15.  COMP 0001 Exception Overridden to EV2 level.

												Mitigated Risk: 2/3/15 - Received lender response of: "loan closed as new construction, no ROR required". Confirmed. COMP 0001 Exception Overridden to EV2 level.
110805367	133247	12/23/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Income verified with VOE (CredProp pg 125, 126). Lender guidelines require paystubs covering 30 days and 2 years of W2s. Missing current paystubs and two years of W2s for both borrowers.	01/08/2015
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received pay stub for B1 for pay period 09/16/14 to 09/30/14 reflecting current salary of $4,360 which matches $8720/mo used to qualify. Lender also attached 2012/2013 W2s for B1 which supports income used. Received paystubs for B2 for pay periods 08/24/14 to 09/06/14 and 09/07/14 to 09/20/14 reflecting bi weekly pay of $5,769.33 which supports $12,500/mo income used to qualify. Lender also attached 2012/2013 W2s for B2 which supports income used. Lender also attached WVOE for B2. Exception partially cleared. Missing additional pay stub for B1 to meet lender requirement of pay stubs covering 30 days. CRED 0082 Exception Remains.;
1/8/15 - Received additional pay stub reflecting pay period of 09/01/14 to 09/15/14 reflecting current salary of $4,360 which matches $8720/mo used to qualify. CRED 0082 Exception cleared.
												1/8/15 - Received additional pay stub reflecting pay period of 09/01/14 to 09/15/14 reflecting current salary of $4,360 which matches $8720/mo used to qualify. CRED 0082 Exception cleared.
110805367	133269	12/23/2014	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraisal value cannot be supported due to the following: 1) Subject is $500,000 above the predominant value. Variance above predominate is 200%. Insufficient justification provided.  2) Seven sold comps provided, however only 3 (Comps 1,2, and 3) are from the same city as subject. Comps 3 is the closest to subject at .46 miles, however its sales price of $663,118 and adjusted value of $698,298 do not support subject value. Comp 2 which is in same city, however it is in a different area of town across major roads. Comp 2 is located on a larger site and is significantly larger than subject. Comp 2 does not appear to be a comparable property.
									01/12/2015
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;
											1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.	1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
110805367	133272	12/23/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Certificate of occupancy was not provided in the file as required on new construction loans.	12/31/2014
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;
											12/31/14 - Received Certificate of Occupancy and Compliance issued on 09/10/14. PROP 0012 Exception Cleared.	12/31/14 - Received Certificate of Occupancy and Compliance issued on 09/10/14. PROP 0012 Exception Cleared.
110805367	133364	12/24/2014	Property	Appraisal is Incomplete	APPR 0002	1	Closed
New construction. Original appraisal was over 120 days old at closing. 1004D/442 (CreditProp pg 196) confirms completion of subject, however no Recertification of Value was noted. At the time of closing all comps are over 6 months old and 4 comps are over 1 year old.
									01/12/2015
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received 1004D dated 08/18/14 reflecting Market Value of the subject property has not declined since the effective date of the original appraisal. 1004D update is allowed per guides. APPR 0002 Exception Cleared.

12/31/14 - Received 1004D dated 08/18/14 reflecting Market Value of the subject property has not declined since the effective date of the original appraisal. 1004D update is allowed per guides. APPR 0002 Exception Cleared.

110805367	133365	12/24/2014	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed
Debt listing (LoanV4 pdf pg 13) reflects a monthly payment in the amount of $903.44/mo. This debt was included in lender debt calculations but not verified in the file. Evidence of loan against 401k (pg 22) however unable to confirm this payment is matched to 401k loan. Missing documentation and payment history for loan with payment of $903.44/mo. If 401k loan provide sufficient documentation to confirm.
									12/31/2014
Substantial verified reserves - Post closing reserves of $166,760.80. 41 months of verified PITI reserves. Reserve requirements were 12 months ($37,549.56). Additional property required 6 months ($8364.00). Lender reserve requirements were met. ; Excellent verified credit history - 791/798 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit history. Credit file dates back to 4/2002. ; Excellent verified housing payment history - Credit report reflects rental history of 28 months and prior mortgage history reviewed for 78 months. All housing history paid 0x30.  ;

12/31/14 - Received copy of 401k statement period 11/01/14 to 11/31/14 for Statement showing outstanding loan balance of $46,913.31 and reflecting loan repayment amount of $451.72. Lender used $903.44/mo which is a bi-monthly payment of $451.72. Lender used a conservative approach in calculating liabilities. Debt was included in lender debt calculations although payment is not required to be included per Appendix Q. CRED 0086 Exception Cleared.

12/31/14 - Received copy of 401k statement period 11/01/14 to 11/31/14 for Statement showing outstanding loan balance of $46,913.31 and reflecting loan repayment amount of $451.72. Lender used $903.44/mo which is a bi-monthly payment of $451.72. Lender used a conservative approach in calculating liabilities. Debt was included in lender debt calculations although payment is not required to be included per Appendix Q. CRED 0086 Exception Cleared.

110851878	133366	12/24/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No lender loan approval or 1008 provided in file. Unable to determine approval terms, date of approval or approving underwriter. Missing signed loan approval/1008.	01/12/2015
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;

12/31/14 - Received Final 1008 which reflects DTI of 31.634%. 1008 reflects verified income of $22,482.81. Underwriter executed 1008 and reflects a date, however, unable to read name of approving underwriter. APRV 0001 Exception Remains.
1/8/15 - Received Final 1008 which reflects DTI of 31.634%. 1008 reflects verified income of $22,482.81. Underwriters executed 1008 and reflects a signed date. Name of approving underwriters confirmed. APRV 0001 Exception Cleared.

1/8/15 - Received Final 1008 which reflects DTI of 31.634%. 1008 reflects verified income of $22,482.81. Underwriters executed 1008 and reflects a signed date. Name of approving underwriters confirmed. APRV 0001 Exception Cleared.

110851878	133378	12/24/2014	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing final 1003. All data entry completed based on initial 1003 (pg 116).	12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;
											12/31/14 - Received fully executed Final 1003. APP 0001 Exception Cleared.	12/31/14 - Received fully executed Final 1003. APP 0001 Exception Cleared.
110851878	133379	12/24/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									12/30/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;
											12/30/14 - Received a copy of the executed recorded Mortgage Deed of Trust (pg 1) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.	12/30/14 - Received a copy of the executed recorded Mortgage Deed of Trust (pg 1) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.
110851878	133380	12/24/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $665,000 is supported. Missing post closing CDA. CDA (pg 24) was performed prior to closing.	12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;

12/31/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/31/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110851878	133382	12/24/2014	Compliance	Missing Initial TIL	TIL 0002	1	Closed	Missing initial TIL. RESPA and MDIA testing is not complete.	12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;
											12/31/14 - Received Initial TIL dated 11/04/14. RESPA and MDIA testing not complete. TIL 0002 Exception Cleared.	12/31/14 - Received Initial TIL dated 11/04/14. RESPA and MDIA testing not complete. TIL 0002 Exception Cleared.
110851878	133385	12/24/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing verbal verification of employment, dated within 10 days of mortgage date as required per lender guidelines. Missing verification of 24 months of employment history as required by Appendix Q. All verifications to be dated prior to Note consummation date.
									01/12/2015
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;

12/31/14 - Received verbal verification of employment, dated 11/25/14 which is within 10 days of mortgage date as required per lender guidelines. VVOE provides verification of 24 months of employment history as required by Appendix Q as it reflects start date of 05/21/2007. Also received WVOE. CRED 006 Exception Cleared.

12/31/14 - Received verbal verification of employment, dated 11/25/14 which is within 10 days of mortgage date as required per lender guidelines. VVOE provides verification of 24 months of employment history as required by Appendix Q as it reflects start date of 05/21/2007. Also received WVOE. CRED 006 Exception Cleared.

110851878	133389	12/24/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing year to date pay stubs, 2 years W2s, 2 years tax returns and a full VOE with breakdown of commission income. The only income documentation provided is 2 years of transcripts. 1003 indicates all income from commissions. Loan is subject to income documentation supporting stated income of $21,340.46/mo from initial 1003.  All income documents to meet lender guidelines and compliance with Appendix Q. Additional exceptions may apply pending review of income documentation.
									12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;

12/31/14 - Received YTD pay stubs, 2012/2013 W2s, 2012/2013 tax returns, 2012/2013 tax transcripts and Written VOE reflecting breakdown of income which supports the $22,482.81/mo commission income used to qualify. Used 24 month average of 2012/2013 commission income only. No unreimbursed business expenses reported. Did not utilize Sched C income to qualify. CRED 0082 Exception Cleared.

12/31/14 - Received YTD pay stubs, 2012/2013 W2s, 2012/2013 tax returns, 2012/2013 tax transcripts and Written VOE reflecting breakdown of income which supports the $22,482.81/mo commission income used to qualify. Used 24 month average of 2012/2013 commission income only. No unreimbursed business expenses reported. Did not utilize Sched C income to qualify. CRED 0082 Exception Cleared.

110851878	133390	12/24/2014	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing documentation of PITI on departing residence. First mortgage is reflected on credit report and copy of new 2nd mortgage provided. Unable to confirm if payment stated on credit report includes impounds. Missing copy of mortgage statement for mortgage and verification of tax and insurance payments. Final DTI review is not complete.
									12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;
											12/31/14 - Received copy of Mortgage statement on first loan reflecting total monthly payment due of $2,399.64/mo includes taxes and insurance. CRED 0096 Exception Cleared.	12/31/14 - Received copy of Mortgage statement on first loan reflecting total monthly payment due of $2,399.64/mo includes taxes and insurance. CRED 0096 Exception Cleared.
110851878	133391	12/24/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/31/2014
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;
											12/31/14 - Received Fraud Report with adjusted score of 1000. All alerts addressed. CRED 0089 Exception Cleared.	12/31/14 - Received Fraud Report with adjusted score of 1000. All alerts addressed. CRED 0089 Exception Cleared.
110851878	133438	12/27/2014	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Any new credit accounts opened to be fully documented.	01/12/2015
Substantial verified reserves - Verified reserves after closing of $89,070.19 (35.62 months). Reserves required of 12 months ($30,009.48) and additional 6 months for other property $15,954.; Excellent verified credit history - 793 FICO exceeds minimum required of 720 and with no derogatory credit.; Excellent verified housing payment history - 123 months of mortgage history paid 0x30 per credit report (pg 38). ;

12/31/14 - Received signed Letter of Explanation stating: "Inquiry was for new account opened to purchase furnishings for new home." No exception cleared. Any new credit accounts opened to be fully documented. CRED 0093 Exception Remains.;
1/12/15 - Received response from lender which states: "The outstanding condition on this file is in the file. The credit letter explains what the inquiry was for, the file has an updated credit pull in it and the final 1003 reflects that the borrower has a new account with the payment included in the DTI.  I need this cleared please." Verified that Final 1003 is already inclusive of $159/mo payment for new account opened. Lender attached Final 1003 and credit supplement. CRED 0093 Exception Cleared.

1/12/15 - Received response from lender which states: "The outstanding condition on this file is in the file. The credit letter explains what the inquiry was for, the file has an updated credit pull in it and the final 1003 reflects that the borrower has a new account with the payment included in the DTI.  I need this cleared please." Verified that Final 1003 is already inclusive of $159/mo payment for new account opened. Lender attached Final 1003 and credit supplement. CRED 0093 Exception Cleared.

110802881	133397	12/25/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported. No post closing CDA provided.	12/30/2014
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 which does not support the original appraisal value of $660,000. Variance is within 10% tolerance at -1.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 which does not support the original appraisal value of $660,000. Variance is within 10% tolerance at -1.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110802881	133402	12/25/2014	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Lender did not provide proof that written appraisal was provided to the borrower.	01/02/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received statement from lender of: "acknowledgement of receipt of appraisal." Lender attached an Acknowledgement of Receipt of Valuation Appraisal signed by both borrowers. ECOA 0004 Exception Cleared.

1/2/15 - Received statement from lender of: "acknowledgement of receipt of appraisal." Lender attached an Acknowledgement of Receipt of Valuation Appraisal signed by both borrowers. ECOA 0004 Exception Cleared.

110802881	133403	12/25/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing YTD paystubs covering 30 day period as required per guidelines. Lender indicates paystubs were used for calculations (pg 255,261) however they are not in the file.	01/02/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received YTD paystubs for B1 for pay periods 09/16/14 to 09/30/14 and 10/01/14 to 10/15/14 covering 30 day period as required per guidelines. Paystubs reflect bi monthly pay of $8,333.33 which supports income used to qualify. CRED 0082 Exception Cleared.

1/2/15 - Received YTD paystubs for B1 for pay periods 09/16/14 to 09/30/14 and 10/01/14 to 10/15/14 covering 30 day period as required per guidelines. Paystubs reflect bi monthly pay of $8,333.33 which supports income used to qualify. CRED 0082 Exception Cleared.

110802881	133405	12/25/2014	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VVOE from current employer, as required by guidelines no more than 10 business days prior to the closing date. All verifications to be dated prior to Note date.	01/13/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received statement from lender of: "See bottom of VOE, Verbal done." Lender attached WVOE. No exception cleared. Re-verification date on the bottom part of the WVOE is stale dated.  CRED 0007 Exception Remains.;
1/13/15 - Received VVOE with employer reflecting hire date and borrower position. VVOE is dated recent and within 10 business days prior to closing date. 24 month employment history confirmed using previous VVOE in file (pg 158). CRED 0007 Exception Cleared.

1/13/15 - Received VVOE with employer reflecting hire date and borrower position. VVOE is dated recent and within 10 business days prior to closing date. 24 month employment history confirmed using previous VVOE in file (pg 158). CRED 0007 Exception Cleared.

110802881	133518	12/28/2014	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Borrower acknowledgment of receipt of Special Information Handbook/HUD Settlment Book is dated which is not within 3 days of application date.	01/02/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received response from lender of: "Please see attached screenshot showing date Special Information Handbook/HUD Settlement book was e-mailed out to borrower on 9/24/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 09/24/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Booklet Acknowledgement. COMP 0039 Exception Cleared.

1/2/15 - Received response from lender of: "Please see attached screenshot showing date Special Information Handbook/HUD Settlement book was e-mailed out to borrower on 9/24/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 09/24/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Booklet Acknowledgement. COMP 0039 Exception Cleared.

110802881	133519	12/28/2014	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Extension of Credit within 3 days of application date.	01/02/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received response from lender of: "Not applicable to this transaction; Notice of Extension of Credit is only applicable on Texas Cash-out transactions." Agree. Clearing exception as disclosure is not applicable to this loan. FACT 0001 Exception Cleared.

1/2/15 - Received response from lender of: "Not applicable to this transaction; Notice of Extension of Credit is only applicable on Texas Cash-out transactions." Agree. Clearing exception as disclosure is not applicable to this loan. FACT 0001 Exception Cleared.

110802881	133520	12/28/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores within 3 days of application date.	01/02/2015
Substantial verified reserves - Liquid reserves after closing of $95,097.07.(27.81 months) Reserves required were 12 months ($40,043.12) ; Excellent verified credit history - 792 FICO with no substantial derogatory credit history. Minimum FICO for program is 720.; Potential for increased earnings - Borrower is physician in first position after residency. Income likely to increase in near future. ;

1/2/15 - Received response from lender of: "Please see page 2 of welcome letter e-mailed." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. FACT 0002 Exception Cleared.

1/2/15 - Received response from lender of: "Please see page 2 of welcome letter e-mailed." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. FACT 0002 Exception Cleared.

300000386	133746	12/30/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $640,500 is supported. No post closing CDA provided.	01/06/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/6/15 - Received 3rd Party Desk Review that reflects appraisal value of $635,000 which does not support the original appraisal value of $640,500. Variance is within 10% tolerance at -0.9%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/6/15 - Received 3rd Party Desk Review that reflects appraisal value of $635,000 which does not support the original appraisal value of $640,500. Variance is within 10% tolerance at -0.9%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000386	133755	12/30/2014	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Missing evidence lender provided copies of written appraisal to borrower.	01/09/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;
											1/9/15 - Received a copy of borrower executed and dated Acknowledgement of receipt of appraisals for subject property. ECOA 0004 Exception Cleared.	1/9/15 - Received a copy of borrower executed and dated Acknowledgement of receipt of appraisals for subject property. ECOA 0004 Exception Cleared.
300000386	133759	12/30/2014	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Equity Closing statement (pg 225) for sale of prior primary is not sufficient proof of sale.   Document is not signed. Missing signed closing statement (by closing agent and borrowers) or signed HUD to confirm that prior primary closed and outstanding mortgages were paid.
									01/16/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/16/15 - Received a statement from lender of: "Per title company, on relocation transactions, a HUD-1 is not prepared. Attached is an email explanation from title company along with the equity statement. Also included proof of pay-off of primary".  Attached is three separate documents. One is email chain detailing that the Equity Closing Statement is the final closing due to property being in a Relo. Second document is a copy of the Equity Closing Statement reflecting the net equity amount the borrowers received via wire. The third document is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made in amount of $104,407.67 to the borrowers as beneficiary and proof of loan being paid from credit report and payoff statement copy of the same loan.  HUD 0011 Exception Cleared.

1/16/15 - Received a statement from lender of: "Per title company, on relocation transactions, a HUD-1 is not prepared. Attached is an email explanation from title company along with the equity statement. Also included proof of pay-off of primary".  Attached is three separate documents. One is email chain detailing that the Equity Closing Statement is the final closing due to property being in a Relo. Second document is a copy of the Equity Closing Statement reflecting the net equity amount the borrowers received via wire. The third document is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made in amount of $104,407.67 to the borrowers as beneficiary and proof of loan being paid from credit report and payoff statement copy of the same loan.  HUD 0011 Exception Cleared.

300000386	133880	01/02/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided within 3 days of application date. Signed acknowledgement (pg 341) was not dated. Unable to confirm timely delivery.	01/09/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/9/15 - Received a response from lender of: "Printout history of HUD booklet".  Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. A third page reflects a borrower acknowledgment of receipt of the HUD Settlement booklet.   COMP 0039 Exception Cleared.

1/9/15 - Received a response from lender of: "Printout history of HUD booklet".  Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. A third page reflects a borrower acknowledgment of receipt of the HUD Settlement booklet.   COMP 0039 Exception Cleared.

300000386	133882	01/02/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	01/09/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/9/15 - Received response from lender of: "Please see page 2 of Welcome letter sent 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.

1/9/15 - Received response from lender of: "Please see page 2 of Welcome letter sent 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.

300000386	133920	01/02/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing proof of PITI expenses on investment property. Used payment of $1619 stated on credit report.	01/09/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/9/15 - Received response from lender of: "see statement with PITI for investment property".  Attached is copy of Mortgage Statement on prior mentioned property reflecting total payment of $1619.07 with a breakdown reflecting that payment includes the escrow for taxes and insurance.  CRED 0096 Exception Cleared.

1/9/15 - Received response from lender of: "see statement with PITI for investment property".  Attached is copy of Mortgage Statement on prior mentioned property reflecting total payment of $1619.07 with a breakdown reflecting that payment includes the escrow for taxes and insurance.  CRED 0096 Exception Cleared.

300000386	133927	01/02/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing evidence the proceeds from sale of prior primary was transferred to borrowers account prior to closing on subject. Email (pg 219) indicated wire from proceeds had not yet been received. Borrower has insufficient funds to close without net proceeds. Missing evidence that proceeds equal to at least $104,407.67 (pg 225) were transferred to borrower prior to subject closing.
									01/16/2015
Low DTI - 24.39% DTI on fully documented file. Program allows up to 40% without additional reserve requirements.; Excellent verified credit history - 790 qualifying credit score. 720 minimum required. No material derogatory history. Credit file dates back to 3/2000. ; Excellent verified housing payment history - Per credit report (pg 62) borrower has 99 months of mortgage history paid 0x30. ;

1/16/15 - Received a statement from lender of: "proof of payoff".  Attached is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made in amount of $104,407.67 to the borrowers as beneficiary. CRED 0083 Exception Cleared.

1/16/15 - Received a statement from lender of: "proof of payoff".  Attached is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made in amount of $104,407.67 to the borrowers as beneficiary. CRED 0083 Exception Cleared.

300000603	134004	01/04/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not located in file by copy of the recorded Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date. No statement from the Title Company or closing agent  stating that they have sent documents out for recording.
									01/26/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/23/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

1/23/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300000603	134005	01/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $605,000 is supported. No post closing CDA provided.	01/14/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/6/15 - Received screen print out of e-mail correspondence with Client Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $605,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

												1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $605,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
300000603	134041	01/04/2015	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing complete appraisal fully supporting the value of $605000 used to qualify. Appraisal review cannot be completed.	01/26/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;
											1/6/15 - Received complete appraisal fully supporting value of $605,000. APPR 0001 Exception Cleared.	1/6/15 - Received complete appraisal fully supporting value of $605,000. APPR 0001 Exception Cleared.
300000603	134043	01/04/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	02/02/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/26/15 - Received response of missing fraud report.  No fraud report attached.  No exception cleared.  CRED 0089 Exception Remains.;
2/2/15 - Received response of Fraud Report.  Attached is a fraud report but not for the subject borrowers or property.  No Exception Cleared.  CRED 0089 Exception Remains.;
2/2/15 - Received response from lender of: "correct fraud report".  Attached is 24 page fraud report on subject borrowers and subject loan. All alerts satisfactorily addressed.  CRED 0089 Exception Cleared.

2/2/15 - Received response from lender of: "correct fraud report".  Attached is 24 page fraud report on subject borrowers and subject loan. All alerts satisfactorily addressed.  CRED 0089 Exception Cleared.

300000603	134046	01/05/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing redisclosed GFE dated within 3 days of rate lock date (pg 219, 226). Rate lock document (pg 468) reflects rate was floating.	02/02/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;
											2/2/15 - Received copy of COC and GFE dated 11/26/14. COC reflects change detail for Locked Rate. RESPA 0016 Exception Cleared.	2/2/15 - Received copy of COC and GFE dated 11/26/14. COC reflects change detail for Locked Rate. RESPA 0016 Exception Cleared.
300000603	134047	01/05/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
ROR (pg 272) is completed on H8 Form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/30/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

2/5/15 - Received a copy of the HUD1, payoff statement  and a lender rebuttal stating: "Per what we received from Client is that if the subject is a first mortgage and it is lender to lender and new money is being extended OR if there is a second lien being refinanced then you must use the H9. This loan was originated and paid off by same lender with NO NEW MONEY EXTENDED - borrower brought money to the table. We only paid off one lender for one loan and it is lender to lender. There is only one pay off. The HUD-1 and pay off show this as does title. ** No Exception Cleared. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  Confirmed Client agrees with this stance and further indicated it is at least best practice to reopen rescission under the correct form.  No Exception Cleared. ROR 0011 Exception Remains.;
3/20/15 - Received response from lender of: "Corrected ROR expires 3/26/2015". Attached is 3 page document that includes a lender cover letter letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  Included with cover letter and copy of new ROR H9 form is copy of UPS overnight shipping label with a print date of 3/20/2015. ** No Exception Cleared.  Need proof of delivery of UPS package on or prior to 3/23/15, need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains.;
3/23/15 - Received a response from the lender of: "Delivery Receipt".  Attached is a copy of UPS confirmation of delivery on 3/23/2015 to the borrowers with evidence that a signature was required upon delivery.  ** No Exception Cleared.  Still need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains;
3/24/15 - Received response from lender of: "Borrower's acknowledgement of receipt of new ROR on 03/23/2015". Attached is copy of new ROR reflecting the two title holder borrowers signature and date of 3/23/2015, along with acknowledgment of receipt of two copies of notice of right to cancel.  Still missing proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains.;
3/30/15 - Received lender statement of: "This was provided last week, proof of receipt and all ROR documents.  Attached are 3 documents that includes a copy of the new re-opened rescission executed by both title holders on 3/23/15, evidence of overnight deliver and proof of overnight delivery to the borrowers on 3/23/15 (same day as execution).  New rescission period has elapsed.  ROR 0011 Exception Cleared.

3/30/15 - Received lender statement of: "This was provided last week, proof of receipt and all ROR documents.  Attached are 3 documents that includes a copy of the new re-opened rescission executed by both title holders on 3/23/15, evidence of overnight deliver and proof of overnight delivery to the borrowers on 3/23/15 (same day as execution).  New rescission period has elapsed.  ROR 0011 Exception Cleared.

300000603	134048	01/05/2015	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Lender guidelines require 3 open and active tradelines, 1 tradeline rated for 24 months, 2 tradelines rated for 12 months. Borrower has 2 tradelines. Coborrower has 1 tradeline. All other accounts are closed, paid or rated for less than 12 months. Borrower and coborrower do not meet lender tradeline requirements.

Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/28/15 - Received response from Lender of: "the borrowers have their mortgage history that has been reporting on credit since 9/2010 and this was paid off and became a 46 months rating of mortgage history.  Addtiional history got an account (99 months rating) and second account (99 months rating) would satisfy 3 trade lines." ** Per credit report supplement dated 11/7/2014 (pg. 338), the combined mortgage history is 57 months for three accounts reflected.  Borrower meets the minimum 3 open trade lines, one with 24 and 2 with 12 months.  Co-borrower does not meet the minimum three open trade line, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.

Mitigated Risk: 1/28/15 - Received response from Lender of: "the borrowers have their mortgage history that has been reporting on credit since 9/2010 and this was paid off and became a 46 months rating of mortgage history.  Addtiional history got an account (99 months rating) and second account (99 months rating) would satisfy 3 trade lines." ** Per credit report supplement dated 11/7/2014 (pg. 338), the combined mortgage history is 57 months for three accounts reflected.  Borrower meets the minimum 3 open trade lines, one with 24 and 2 with 12 months.  Co-borrower does not meet the minimum three open trade line, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.

300000603	134050	01/05/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Borrowers prior primary residence converted to investment property and refinanced per documents (pg 525-535). Lender provided copies of 1003, GFE and TIL which provided estimated PITI. Missing copy of new Note, final HUD and documentation of insurance and tax expenses on property refinanced. Review used P&I stated on GFE provided in file. No tax and insurance expenses included in DTI by lender.
									02/04/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/28/15 - Received response from lender of: "LOX and documentation". Attached is a response written stating: The refinance for the prior primary property turned investment was not a closed loan at the time of funding on the subject property (subject loan). There was no HUD, NOTE, etc. to provide. We included a proposed 1008 and included it in the DTI since the payment on the proposed new loan was higher than the actual payment at the time of closing. ** No Exception Cleared.  No documentation of tax and insurance expenses included for the prior primary property.  Documents in file only state P&I for the payment of $1783.53 used to qualify (pg. 525-535). Appears lender did not include taxes and insurance in qualifying DTI.  CRED 0096 Exception Remains.;
2/2/15 - Received response from Lender of: "Documentation on the refinance and conversion of prior primary residence with PITI". Attached is copy of Note provided post-consummation on the prior primary property located in CO reflecting a P&I of $1565.66 plus evidence of taxes and insurance totaling $253.44 per month ($199.27 + $54.17) that equals a total of $1819.10 per month. Lender used $1784 to qualify per the final 1008 (pg. 238) and 1003 (pg.276). Documentation provided post-consummation dated is in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification which include income, employment and debts must be dated on or before loan consummation. Qualifying DTI exceeds the approval DTI on the 1008 in file. ** No Exception Cleared.  CRED 0096 Exception Remains.;
2/4/15 - Reviewed as an Appendix Q projected obligation. Lender used a projected payment of $1784 for estimating the new payment for the departing prior primary residence that was closing after the subject loan.  This estimated payment was based on a GFE and TIL in file.  Post closing of the subject loan, the lender closed on the departing primary with the final documented payment increasing to $1819.10 which resulted in a net difference in payment of $35.10 and a slight increase in DTI from 29.41% to 29.53% which is no material change.  CRED 0096 Exception Cleared.

2/4/15 - Reviewed as an Appendix Q projected obligation. Lender used a projected payment of $1784 for estimating the new payment for the departing prior primary residence that was closing after the subject loan.  This estimated payment was based on a GFE and TIL in file.  Post closing of the subject loan, the lender closed on the departing primary with the final documented payment increasing to $1819.10 which resulted in a net difference in payment of $35.10 and a slight increase in DTI from 29.41% to 29.53% which is no material change.  CRED 0096 Exception Cleared.

300000603	134051	01/05/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A of GFE/Settlement Provider listing addendum to GFE.	02/02/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

2/2/15 - Received response from lender of: Settlement Provider.  Attached is Lender letter form officer of the bank stating they do not provide a Settlement Provider list to their borrowers. ** Reason is due to not allowing borrowers to shop for services. RESPA 0028 Exception Cleared.

2/2/15 - Received response from lender of: Settlement Provider.  Attached is Lender letter form officer of the bank stating they do not provide a Settlement Provider list to their borrowers. ** Reason is due to not allowing borrowers to shop for services. RESPA 0028 Exception Cleared.

300000603	134055	01/05/2015	Credit	Missing HUD-1 for property to determine previous transaction type	HUD 0012	1	Closed
Note being refinanced (pg 507) is dated. Unable to confirm original purchase date. Missing copy of HUD from purchase of subject property and copy of HUD for closing of Mortgage securing Note. Assets require for prior purchase and refinance were not documented and/or sourced. Based on notes on 1008 (pg 238) it appears borrower may have purchased subject with 100% financing. Additional exceptions may be required pending review of HUDs confirming purchase and refinance.
									01/28/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/28/15 - Received response from lender of: "LOX and documentation". Attached is a response written stating: The subject property was purchased. See warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and another property owned were two mortgages combined into 1 loan with Lender and were split into 2 loans. There is a credit supplement in the file that shows Lender loan was marked as paid/closed and 2 new Lender loans were opened (due to the splitting of the cross collateralized mortgage). One lender loan was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3 for the other property, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect lender loan number as the loan created on and paid off with subject loan. Credit supplement reflects second lender loan was paid off with original balance of $832K with 56 months reviewed and two new lender loans both created totaling $832,809 (2 accounts) supporting they paid the single loan.  HUD 0012 Exception Cleared.

1/28/15 - Received response from lender of: "LOX and documentation". Attached is a response written stating: The subject property was purchased. See warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and another property owned were two mortgages combined into 1 loan with Lender and were split into 2 loans. There is a credit supplement in the file that shows Lender loan was marked as paid/closed and 2 new Lender loans were opened (due to the splitting of the cross collateralized mortgage). One lender loan was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3 for the other property, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect lender loan number as the loan created on and paid off with subject loan. Credit supplement reflects second lender loan was paid off with original balance of $832K with 56 months reviewed and two new lender loans both created totaling $832,809 (2 accounts) supporting they paid the single loan.  HUD 0012 Exception Cleared.

300000603	134056	01/05/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Per 1003 (pg 274) borrower has lived in subject for 8 months. Mortgage being paid off (pg 507, 338) is verified since 9/2014. Missing history of housing payment history on subject from 4/2014 to 9/2014.  Account (pg 342, 338) is not identified to any property. 1008 (pg 525) states this was a cross-collateralized loan, however missing copies of Note and HUD to confirm. Missing documentation of loan opened in 4/2014 and paid off in 9/2014. Loan amount of $832,000 exceeds subject purchase price of $600,000. Unable to verify borrowers primary housing history for a complete 24 months.
									01/28/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/28/15 - Received response from lender of: "LOX and documentation in file". Attached is a response written stating: the property was purchased on 4/21/2014-see warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and other property were two mortgages combined into 1 loan and were split into 2 loans. There is a credit supplement in the file that shows cross collateralized mortgage Loan was marked as paid/closed and 2 loans #1 and #2 were opened (due to the splitting of the cross collateralized mortgage). Loan #1 was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on 4/21/2014 was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3 for other property, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject on 4/21/14 for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect loan number ending #1 as the loan created on 09/2014 and paid off with subject loan. Credit supplement reflects cross collateralized mortgage loan was paid off 09/14 with original balance of $832K with 56 months reviewed and two new loans both created 09/2014 totaling $832,809 (#1 and #2) supporting they paid the single cross collateralized loan.  CRED 0001 Exception Cleared.

1/28/15 - Received response from lender of: "LOX and documentation in file". Attached is a response written stating: the property was purchased on 4/21/2014-see warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and other property were two mortgages combined into 1 loan and were split into 2 loans. There is a credit supplement in the file that shows cross collateralized mortgage Loan was marked as paid/closed and 2 loans #1 and #2 were opened (due to the splitting of the cross collateralized mortgage). Loan #1 was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on 4/21/2014 was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3 for other property, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject on 4/21/14 for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect loan number ending #1 as the loan created on 09/2014 and paid off with subject loan. Credit supplement reflects cross collateralized mortgage loan was paid off 09/14 with original balance of $832K with 56 months reviewed and two new loans both created 09/2014 totaling $832,809 (#1 and #2) supporting they paid the single cross collateralized loan.  CRED 0001 Exception Cleared.

300000603	134094	01/05/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 274) is deficient for the following: 1) 1003 does not list acquisition price and amount of existing liens in Section II on page 1 of 1003. Per Deed (pg 297) borrower acquired property in 4/2014. No evidence of purchase price shown on 1003. 2) REO Schedule (pg 276) lists mortgage as $35,200. Per documents in file this mortgage is $352,000.
									02/02/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/23/15 - Received response from Lender of: "corrected application". Attached is 7 page 1003 amended and dated post-consummation.  Amendment incorrectly reflects the address of an additional property  as the subject address on page one and not the subject property address.  Additionally, no acquisition price or amount of existing liens is reflected in Section II on page 1 of the 1003 for the subject property. REO schedule was updated for the lien amount for the additional property.  ** No Exception Cleared. APP 0002 Exception Remains.
2/2/15 - Received lender response of: "Updated application with corrections". Attached is amended final 1003 reflecting Section II on page one completed and correction to REO schedule property amount of mortgage lien balance for addtional proeprty as $352,000.  Borrowers executed and dated the 1003 which is the final 1003 date.  APP 0002 Exception Cleared.

2/2/15 - Received lender response of: "Updated application with corrections". Attached is amended final 1003 reflecting Section II on page one completed and correction to REO schedule property amount of mortgage lien balance for addtional proeprty as $352,000.  Borrowers executed and dated the 1003 which is the final 1003 date.  APP 0002 Exception Cleared.

300000603	134096	01/05/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Missing 2012 and 2013 1065 partnership returns.  File includes signature pages (pg 365, 366), P&L (pg 371), 3rd Party verification (pg 375) and IRS transcripts (pg 408), however full copies of partnership returns were not provided. Per transcripts (pg 413) there was short term debt of $2,848,296 which closely matches copy of Note renewal documents provided in the name of Partnership returns (pg 380). Missing documentation from CPA to confirm this Note fully covers the Short Term debt shown on 1065 transcripts.
									01/26/2015
Substantial verified employment history - Per VOE and 3rd Party verification borrower has been self employed since 1992, 22 years. ; Substantial verified reserves - Post closing assets of $150,959.12. 54 months of PITI reserves verified. 12 months reserve requirements totaling $33021.24 has been met.; Low DTI - 29.36% DTI on fully documented file. 43% maximum allowed per guidelines. ;

1/23/15 - Received 55 page document containing 2012 and  2013 1065 returns. K1s on page 25 (2012) and page 48 (2013). Borrower is 50% ownership. Page 39 of 2013 return reflects that loans from partners is not due and payable in less than one year but in one year or more. End of year balance reflects $2,848,296.  Also attached is 1040 tax transcripts. ** CRED 0087 Exception Cleared.

1/23/15 - Received 55 page document containing 2012 and  2013 1065 returns. K1s on page 25 (2012) and page 48 (2013). Borrower is 50% ownership. Page 39 of 2013 return reflects that loans from partners is not due and payable in less than one year but in one year or more. End of year balance reflects $2,848,296.  Also attached is 1040 tax transcripts. ** CRED 0087 Exception Cleared.

110826491	134394	01/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $2,000,000 is supported. No post closing CDA is provided.	01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is not supported but is supported within tolerance based on $1,950,000 CDA value reflecting in a negative -2.5% variance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is not supported but is supported within tolerance based on $1,950,000 CDA value reflecting in a negative -2.5% variance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110826491	134400	01/07/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Right to Receive appraisal disclosure (page 550) included as blanket disclosure is undated and unsigned. Missing evidence that borrower was provided with disclosure within 3 days of application date.	01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 -  Received response from lender of: "Disclosure is provided on pages 549-51 of original submission. I have attached a system document history that shows the doc was provided on 10/09/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan which is within 3 business days of app date. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Disclosure of Right to Receive a Copy of an Appraisal is part of combined disclosures provided to borrowers. ECOA 0003 Exception Cleared.

1/12/15 -  Received response from lender of: "Disclosure is provided on pages 549-51 of original submission. I have attached a system document history that shows the doc was provided on 10/09/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan which is within 3 business days of app date. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Disclosure of Right to Receive a Copy of an Appraisal is part of combined disclosures provided to borrowers. ECOA 0003 Exception Cleared.

110826491	134484	01/08/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Extension of Credit disclosure.	01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;
											1/12/15 - Received rebuttal from lender which states: "Disclosure is N/A for this loan. Disclosure is only applicable for Texas/Cash-out transactions." Agree. FACT 0001 Exception Cleared.	1/12/15 - Received rebuttal from lender which states: "Disclosure is N/A for this loan. Disclosure is only applicable for Texas/Cash-out transactions." Agree. FACT 0001 Exception Cleared.
110826491	134485	01/08/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Notice of Right to Receive Credit Scores disclosure.	01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 -  Received response from lender of: "Welcome letter was provided in original submission (page 549-551). Please see page 2 of this disclosure. I have a los attached a system print history to show it was provided on 10/9/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.

1/12/15 -  Received response from lender of: "Welcome letter was provided in original submission (page 549-551). Please see page 2 of this disclosure. I have a los attached a system print history to show it was provided on 10/9/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.

110826491	134489	01/08/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing complete 24 months housing history. Credit report reflects rental history from 6/2013 to present (pg 71). Prior mortgage history (pg 70) is from 5/2003 to 3/2013. Missing housing history from 3/2013 to 6/2013.
									01/16/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 - Received rebuttal from lender which states: "Please see credit report in original submission (page 70). There is a lender account which reflects 03/2013-06/2013." No exception cleared. Credit report reflects rental history from 6/2013 to present (pg 71). Prior mortgage history with mortgage account (pg 70) is from 5/2003 to 3/2013. Missing housing history from 3/2013 to 6/2013. CRED 0001 Exception Remains.;
1/16/15 - Received statement from lender of: "Attached is a updated credit supplement. the credit bureau made a mistake. the rental start date should have been 3/2013." Lender attached a credit supplement reflecting 22 months of 0x30 rent history from 03/13 to 12/14. 24 months housing history verified. CRED 0001 Exception Cleared.

1/16/15 - Received statement from lender of: "Attached is a updated credit supplement. the credit bureau made a mistake. the rental start date should have been 3/2013." Lender attached a credit supplement reflecting 22 months of 0x30 rent history from 03/13 to 12/14. 24 months housing history verified. CRED 0001 Exception Cleared.

110826491	134491	01/08/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Missing evidence that borrower was provided with copies of both appraisals ordered by lender.	01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 - Received response from lender of: "Please see page 498 of original submission." Located Acknowledgement of Receipt of Appraisal in file executed by both borrowers. ECOA 0004 Exception Cleared.

1/12/15 - Received response from lender of: "Please see page 498 of original submission." Located Acknowledgement of Receipt of Appraisal in file executed by both borrowers. ECOA 0004 Exception Cleared.

110826491	134492	01/08/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $495. Per HUD (pg 500) Aggregate Title charges on Line 1101 total $3152.20. Component Title charges of $150 and $2184.70 do not equal to aggregate on Line 1101. Admin Title charge of $817.50 entered to reflect total of all Title Fees. Missing complete breakdown of 1101 title fees to determine which title fees were included in finance charges. The disclosed finance charge ($1,021,009.32) is ($494.14) below the actual finance charge ($1,021,503.46). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2)).
									01/12/2015
Low DTI - DTI of 14.04% on fully documented file. 43% maximum allowed per guidelines.  ; Substantial verified employment history - Borrower has been employed for 24 years, 3 months as per VVOE (page 175); Substantial verified reserves - Post closing reserves of $1,313,348.59. 179 months of verified PITI reserves. 18 months required. ;

1/12/15 - Received Breakdown for Title Fees reported on Line item 1101 of Final HUD which totals to $3,152.20. Breakdown consists of the following fees which cured the underdisclosure: $150 Settlement Fee, $2,184.70 Title Insurance, $425 Abstract, $175 Exam, $120 Gap, $62.50 Settlement Services, $25 CPL Fee and $10 E Recording Fee. Compliance review complete. COMP 0001 Exception Cleared.

1/12/15 - Received Breakdown for Title Fees reported on Line item 1101 of Final HUD which totals to $3,152.20. Breakdown consists of the following fees which cured the underdisclosure: $150 Settlement Fee, $2,184.70 Title Insurance, $425 Abstract, $175 Exam, $120 Gap, $62.50 Settlement Services, $25 CPL Fee and $10 E Recording Fee. Compliance review complete. COMP 0001 Exception Cleared.

110845660	134424	01/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,025,000 is supported. No post closing CDA provided.	01/14/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110845660	134432	01/08/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Lender did not provide copy of the notice of extension of credit.	01/13/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;
											1/13/15 - Received rebuttal from lender which states: "N/A. disclosre is only applicable to Texas Cash Out refi transactions." Agree. FACT 0001 Exception Cleared.	1/13/15 - Received rebuttal from lender which states: "N/A. disclosre is only applicable to Texas Cash Out refi transactions." Agree. FACT 0001 Exception Cleared.
110845660	134433	01/08/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrowers were provided Right to Receive Credit Scores disclosure.	01/14/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/14/15 -  Received response from lender of: "Please see page 2 of welcome letter in original submission (page 350-352). I have also added the system print history to show doc was provided 10/30/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/30/14 for the subject borrower loan which is within 3 business days of application date of 10/29/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 350 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.

1/14/15 -  Received response from lender of: "Please see page 2 of welcome letter in original submission (page 350-352). I have also added the system print history to show doc was provided 10/30/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/30/14 for the subject borrower loan which is within 3 business days of application date of 10/29/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 350 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.

110845660	134437	01/08/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Lender did not provide proof of delivery of written appraisal.	01/14/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;
											1/14/15 - Received response from lender of: "Acknowledgement of receipt of Appraisal." Attached is Acknowledgement of Receipt of Appraisal executed by both borrowers. ECOA 0004 Exception Cleared.	1/14/15 - Received response from lender of: "Acknowledgement of receipt of Appraisal." Attached is Acknowledgement of Receipt of Appraisal executed by both borrowers. ECOA 0004 Exception Cleared.
110845660	134461	01/08/2015	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Lender requires each borrower to have 3 open and active tradelines. Coborrower has only 1 tradelines (pg 73) and does not meet minimum trade line requirements. Lender exception request/email chain (pg 315) was provided in file to evidence exception approval.

Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/14/15 - Received response from Lender of: "exception approval is attached." Attached is copy of email chain from Client reflecting exception Request has been pricing approved. ** Sent email to Client to confirm exception acknowledged and approved. Received response from Client to confirm exceptions granted. Override to EV2 level. CRED 0009 Overridden to EV2 level.

Client: 1/14/15 - Received response from Lender of: "exception approval is attached." Attached is copy of email chain from Client reflecting exception Request has been pricing approved. ** Sent email to Client to confirm exception acknowledged and approved. Received response from Client to confirm exceptions granted. Override to EV2 level. CRED 0009 Overridden to EV2 level.

110845660	134471	01/08/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	1	Closed
Final GFE dated reflects Box 2/Discount Fee of $0. Final HUD (pg 302) reflects 802 Discount fee of $326.40. Final GFE redisclosed to borrower deleting Discount Fee of $326.40 shown on initial GFE (pg 335). Box 2 Fee cannot change from Final GFE to Final HUD. Zero percent tolerance fee. No evidence of Lender cure provided in file.
									01/21/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/20/15 - Received lender response of: "Respa cure is attached; includes LOE, copy of refund check, revised HUD-1, and proof of UPS delivery".  Attached is UPS shipment with print date of 1/16/2015 and a second document reflecting UPS delivery was confirmed on 1/19/2015. Additionally, the documents include a copy of a cashiers check to borrower for $326.40 with a letter to the borrowers addressing reason for the refund with a copy of an unexecuted HUD1 reflecting "Amended" on top of pg one that reflects a RESPA cure POCL for $326.40 in line #206. ** No Exception Overridden.  Amended HUD1 is not executed by the Settlement Agent.  RESPA 0011 Exception Remains. ;
1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0011 Exception Cleared.
												1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0011 Exception Cleared.
110845660	134472	01/08/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed
Final GFE reflects Box A/Adjusted Origination Charges of $935. Final HUD (pg 302) reflects 803 / Adjusted Origination Charges of $1210.90. Difference of $326.40.  Box A/Adjusted Origination Charges cannot change from Final GFE to Final HUD. Zero percent tolerance fee. No evidence of Lender cure provided in file.
									01/21/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/20/15 - Received lender response of: "Respa cure is attached; includes LOE, copy of refund check, revised HUD-1, and proof of UPS delivery".  Attached is UPS shipment with print date of 1/16/2015 and a second document reflecting UPS delivery was confirmed on 1/19/2015. Additionally, the documents include a copy of a cashiers check to borrower for $326.40 with a letter to the borrowers addressing reason for the refund with a copy of an unexecuted HUD1 reflecting "Amended" on top of pg one that reflects a RESPA cure POCL for $326.40 in line #206.  that reflects a RESPA cure POCL for $326.40 in line #206. ** No Exception Overridden.  Amended HUD1 is not executed by the Settlement Agent.  RESPA 0012 Exception Remains.;
1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0012 Exception Cleared.
												1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0012 Exception Cleared.
110845660	134473	01/08/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $1885.94. HUD pg 301 shows seller credit of $4983.90 however no breakdown of credit was provided. Unable to determine which fees were included in Lender Credit. Itemization (pg 310) reflects partial credit labeled Reg Z, however this does not match credit on HUD. Under disclosure cannot be cleared without credit breakdown. The disclosed finance charge ($586,565.60) is ($1,885.94) below the actual finance charge($588,451.54). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).
									01/14/2015
Substantial verified employment history - Borrower has a stable job history of 12 yrs with the same employer verified on pg 162.; Excellent verified credit history - 785 qualifying credit score with no derogatory credit history.; Substantial verified reserves - Verified assets after closing of $123,884.40.(24.08 months) Reserves required were 12 months ($61,728.48). ;

1/14/15 Received HUD Itemization reflecting breakdown of $4,983.90 seller credit. Applied the following credits per the breakdown provided: $884.50 Loan Origination Fee, $326.40 Discount Fee, $66 Tax Service, $10 Flood Cert, $178.85 Prepaid Interest, $2508.15 Hazard Insurance, $510 Settlement Fee, and $500 Lender Title Insurance. Prepaid finance charge credits applied cured the under disclosure. COMP 0001 Exception Cleared.

1/14/15 Received HUD Itemization reflecting breakdown of $4,983.90 seller credit. Applied the following credits per the breakdown provided: $884.50 Loan Origination Fee, $326.40 Discount Fee, $66 Tax Service, $10 Flood Cert, $178.85 Prepaid Interest, $2508.15 Hazard Insurance, $510 Settlement Fee, and $500 Lender Title Insurance. Prepaid finance charge credits applied cured the under disclosure. COMP 0001 Exception Cleared.

300001580	134439	01/08/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									01/14/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/14/15 - Received a Lender response stating: "closing instructions are attached. Please see page 11, section H". Lender attached a copy of Lender closing instruction that reflected section "H" Post Disbursement Conditions that lists recordable documents must be presented for recording in the official land records where the property is located. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

1/14/15 - Received a Lender response stating: "closing instructions are attached. Please see page 11, section H". Lender attached a copy of Lender closing instruction that reflected section "H" Post Disbursement Conditions that lists recordable documents must be presented for recording in the official land records where the property is located. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

300001580	134440	01/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $959,000 is supported. No post closing CDA is provided.	01/23/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;
											1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $959,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $959,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300001580	134451	01/08/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	01/14/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/12/15 -  Received response from lender of: "Please see page 2 of the welcome letter. also included system print history to show the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan which is within 3 days of application date of 12/02/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures.  Lender also attached Welcome letter which includes Fair Credit Reporting Act Notice as part of combined disclosures provided to borrowers. FACT 0002 Exception Cleared.

1/12/15 -  Received response from lender of: "Please see page 2 of the welcome letter. also included system print history to show the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan which is within 3 days of application date of 12/02/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures.  Lender also attached Welcome letter which includes Fair Credit Reporting Act Notice as part of combined disclosures provided to borrowers. FACT 0002 Exception Cleared.

300001580	134453	01/08/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No CLosing protection letter observed in file from Title Insurance Underwriter.	01/14/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;
											1/14/15 - Received copy of Closing Protection Letter for subject loan. TITL 0005 Exception Cleared.	1/14/15 - Received copy of Closing Protection Letter for subject loan. TITL 0005 Exception Cleared.
300001580	134459	01/08/2015	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed
Personal tax returns for 2012 and 2013 (pg 146 and 148) reflect alimony paid of $54,000 annually. File has no documentation of borrowers alimony and/or child support obligations. Lender included no alimony or child support in qualifying and 1003 Declarations (pg 396) states no alimony is paid. Unable to confirm with Divorce/Child Support documentation. Review included $4500 monthly payment in qualifying borrower. Increase of DTI from 17.32% to 22.84%. Missing copy of Divorce Decree to confirm amount and duration of required alimony/child support payments.
									01/28/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/27/15 - Received response from Lender of: "Divorce decree is attached. No alimony is paid". ** No Exception Cleared. Divorce decree provided dated 8/21/2009 does not reflect an alimony payment requirement, however, the 1040 tax returns for 2012 and 2013 in file (pg. 146 and 148) reflect alimony paid to a recipient. Divorce decree reflects borrower ex-spouse SSI matches to that of the recipient SSI ending in the same last three digits (pg. 25 of DD) as reflected on the tax returns. No explanation was provided for the discrepancy previously noted and reason for omission which requires further explanation. DD 0001 Exception Remains.;
1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted. DD 0001 Exception Cleared.

1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted. DD 0001 Exception Cleared.

300001580	134460	01/08/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 Declarations (pg 396) states no Alimony is paid, however 2012 and 2013 tax returns (pg 146 and 148) reflect borrower paid alimony. No letter of explanation in file to address discrepancy. Based on tax returns 1003 is incorrectly completed.
									01/28/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/27/15 - Received response from Lender of: "Divorce decree is attached. No alimony is paid". ** No Exception Cleared. Divorce decree provided dated 8/21/2009 does not reflect an alimony payment requirement, however, the 1040 tax returns for 2012 and 2013 in file (pg. 146 and 148) reflect alimony paid to a recipient. Divorce decree reflects borrower ex-spouse SSI matches to that of the recipient SSI ending in the same last three digits (pg. 25 of DD) as reflected on the tax returns. No explanation was provided for the discrepancy previously noted and reason for omission which requires further explanation.  APP 0002 Exception Remains.;
1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted.  APP 0002 Exception Cleared;

1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted.  APP 0002 Exception Cleared;

300001580	134548	01/08/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Special Information Handbook/HUD Settlement Book was provided to borrower (pg 424) which is not within 3 business days of initial application date.	01/14/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/14/15 - Received response from lender of: "Please see system print history that shows the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. COMP 0039 Exception Cleared.

1/14/15 - Received response from lender of: "Please see system print history that shows the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. COMP 0039 Exception Cleared.

300001580	134549	01/08/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Extension of Credit disclosure.	01/13/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;
											1/13/15 - Received rebuttal from lender which states: "N/A. Disclosure only applicable on Texas Cash out Refi transactions." Agree. FACT 0001 Exception Cleared.	1/13/15 - Received rebuttal from lender which states: "N/A. Disclosure only applicable on Texas Cash out Refi transactions." Agree. FACT 0001 Exception Cleared.
300001580	134558	01/08/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Departing residence payment documentation (pg 279) indicates escrow payment includes only Taxes. Missing evidence of hazard insurance premium on departing residence in TX to confirm full PITI expenses.
									01/14/2015
Substantial verified reserves - Post closing reserves of $2,894,997.14. 531 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements were met.
; Substantial verified employment history - Per The Work Number (pg 142) borrower has been employed since 11/1994. Total time with current employer is 20 years. ; Excellent verified credit history - 794/776 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 7/1984. ;

1/14/15 - Received a response from lender of: "hazard policy". Attached is copy of policy for the property. Premium is $3308 / $275.67.  The 1003 REO schedule (pg. 396) reflects $3004 mortgage payment and $600 for insurance, maintenance, taxes and misc. The mortgage statement on pg. 279 reflects the taxes are included in the escrow balance.  The insurance premium verified reflects $275.67 monthly amount which is less than $600 used in qualifying.  CRED 0093 Exception Cleared.

1/14/15 - Received a response from lender of: "hazard policy". Attached is copy of policy for the property. Premium is $3308 / $275.67.  The 1003 REO schedule (pg. 396) reflects $3004 mortgage payment and $600 for insurance, maintenance, taxes and misc. The mortgage statement on pg. 279 reflects the taxes are included in the escrow balance.  The insurance premium verified reflects $275.67 monthly amount which is less than $600 used in qualifying.  CRED 0093 Exception Cleared.

300000814	134901	01/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $899,000 is supported. No post closing CDA is provided.	01/20/2015
Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;
											1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $899,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $899,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300000814	134979	01/12/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
Property appraised as 1 unit rowhouse. Per appraisal (pg 13) subject has a separate unit in basement with kitchen, separate electric meter and outside entrance. Appraiser states no interior access to basement unit. Existence of additional unit was not noted on sales grid and no indication if comps have similar units. Appraiser made no comment on market acceptance of such units. Appraiser did not include basement unit with floor plan (pg 32). Appraisal was completed as 1 unit when 2 units are present in the subject.

Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;

2/4/15 - Discussed illegal accessory unit with Client.  Need proof that Hazard Policy is not affected negatively by this unit from the insurer.  If it does not exclude coverage for this un-permitted unit, then APPR 0002 can be overridden to EV2 level. Called Lender and gave them this update.  They stated they will get it from the insurer.;
3/31/15 - Received call from lender. Stated insurance information has been uploaded to CR.;
3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting Lender as the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  APPR 0002 Exception Overridden to EV2 level.

Client: 3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting Lender as the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  APPR 0002 Exception Overridden to EV2 level.

300000814	134981	01/12/2015	Property	Health and Safety Issue	PROP 0005	1	Closed
Photo of basement living area for basement unit (pg 29) reflects safety bars on window. Appraiser made no comment concerning security bars and did not state if safety release latches are installed. Possible health and safety issue.
									04/22/2015
Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;

4/21/15 - Received e-mail from Client inquiring about window latch condition and states that "As evidenced by the appraisal images, there are front and rear doors so ingress/egress should be a non-event." Exception overridden to EV2 level due to photo of basement living area confirms an entry/exit door (is located next to the window with safety bars) that allows access to the exterior of the home. PROP 0005 Exception Overridden to EV2 level.;
4/22/15 - Reviewed the appraisal and photos to confirm the lower basement level does have ingress and egress both front and rear to confirm the window with security bars does not pose a health and safety concern. PROP 0005 Exception Cleared.

4/22/15 - Reviewed the appraisal and photos to confirm the lower basement level does have ingress and egress both front and rear to confirm the window with security bars does not pose a health and safety concern. PROP 0005 Exception Cleared.

300000814	134986	01/12/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 259) is signed but not dated. Signature of underwriter is illegible. No other lender approval provided. Unable to determine approval date and approving underwriter.	01/21/2015
Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;
											1/21/15 - Received underwriter executed and dated 1008. DTI is 33.776% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	1/21/15 - Received underwriter executed and dated 1008. DTI is 33.776% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300000814	134988	01/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/21/2015
Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;

1/21/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN confirmed (lot and block). DEED 0049 Exception Cleared

1/21/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN confirmed (lot and block). DEED 0049 Exception Cleared

300000814	135017	01/12/2015	Property	Property Type is prohibited	PROP 0002	2	Acknowledged
Per lender guidelines only 1 unit Property types are allowed. Per appraisal (pg 13) subject has a separate unit in basement with kitchen, separate electric meter and outside entrance. Appraiser states no interior access to basement unit. Subject clearly has 2 separate units which is not allowed per lender guidelines.

Excellent verified credit history - Credit report (page 219) reflects a median credit score of 785, with a payment history of 0x30.  Credit report reflects the oldest trade line from November 1996, with no judgments, liens and public records.
; Substantial verified reserves - Post closing reserves of $343,944.62. 83 months of PITI reserves verified. 12 months required. ;

2/4/15 - Discussed illegal accessory unit with Client.  Need proof that Hazard Policy is not affected negatively by this unit from the insurer.  If it does not exclude coverage for this un-permitted unit, then PROP 0002 can be overridden to EV2 level. Called Lender and gave them this update.  They stated they will get it from the insurer.;
3/31/5 - Received call from lender. Stated insurance information has been uploaded to CR.;
3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting Lender as the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  PROF 0002 Exception Overridden to EV2 level.

Client: 3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting Lender as the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  PROF 0002 Exception Overridden to EV2 level.

300000379	134627	01/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $3,280,000 is supported. No post closing CDA provided.	01/14/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $3,280,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $3,280,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300000379	134635	01/09/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Extension of Credit disclosure.	01/14/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;
											1/14/15 - Received rebuttal from lender which states: "N/A, disclosure is only applicable to Texas Cash-out Refi transactions." Agree. FACT 0001 Exception Cleared.	1/14/15 - Received rebuttal from lender which states: "N/A, disclosure is only applicable to Texas Cash-out Refi transactions." Agree. FACT 0001 Exception Cleared.
300000379	134636	01/09/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	01/15/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/14/15 - Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided.  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date to confirm disclosures sent within 3 business days of application and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date confirmed to be one day prior to disclosures creation and delivery, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

1/14/15 - Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided.  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date to confirm disclosures sent within 3 business days of application and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date confirmed to be one day prior to disclosures creation and delivery, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

300000379	134641	01/09/2015	Credit	Missing Title Evidence	TITL 0001	1	Closed	Missing all title evidence for subject property. No title commitment or closing protection letter provided.	01/15/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/14/15 - Received response from lender of: "title commitment and closing protection letter".  Attached is copy of 7 pg. Title Commitment and 4 pg. Closing Protection/Insured Closing Letter. TITL 0001 Exception Cleared.

1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $3,280,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;

300000379	134647	01/09/2015	Credit	Missing Evidence of Ownership of Free and Clear Property	CR 0011	1	Closed	Missing proof that borrowers former residence is free and clear as stated on 1003.	01/19/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0011 Exception Cleared.

1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0011 Exception Cleared.

300000379	134649	01/09/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing proof that Right to Receive Appraisal was provided to borrower within 3 days of loan application. Blanket Disclosure letter (pg 2489) is not dated.	01/15/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/14/15 - Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided.  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date to confirm disclosures sent within 3 business days of application and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date confirmed to be one day prior to disclosures creation and delivery, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** ECOA 0003 Exception Cleared.

1/14/15 - Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided.  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date to confirm disclosures sent within 3 business days of application and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date confirmed to be one day prior to disclosures creation and delivery, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** ECOA 0003 Exception Cleared.

300000379	134685	01/10/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	01/21/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/21/15 - Received response from Lender of: "Please see page 6. Residential dwellings are exempt from certificate of occupancy". Attached is a 15 page document printout from the Houston Permitting Center that reflects Residential dwellings, garages and carports are exempt from certificates of occupancy. ** File contained two appraisals. Both appraisals were completed "as is" but noted recently completed new construction.  No COO required, thus none available to provide. PROP 0012 Exception Cleared.

1/21/15 - Received response from Lender of: "Please see page 6. Residential dwellings are exempt from certificate of occupancy". Attached is a 15 page document printout from the Houston Permitting Center that reflects Residential dwellings, garages and carports are exempt from certificates of occupancy. ** File contained two appraisals. Both appraisals were completed "as is" but noted recently completed new construction.  No COO required, thus none available to provide. PROP 0012 Exception Cleared.

300000379	135062	01/12/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
24 months of verified housing history required. Per 1003 (pg 2433) borrower has lived at current residence for 32 years and property is free and clear. Missing documentation covering a minimum of 24 months that borrowers has had no mortgage or rental payment.
									01/19/2015
Substantial verified reserves - Post closing reserves of $1,345,519.30. 118 months of verified PITI reserves. 18 months required.
; Low LTV/CLTV - 50% LTV/CLTV. Guidelines allow up to 75% LTV/CLTV. ; Substantial verified employment history - Borrower has been self employed since 12/1978 verified by Secretary of State (pg 146).; Excellent verified credit history - 812/807 qualifying credit scores. No derogatory credit history. Credit file dates back to 1/1977. ;

1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0001 Exception Cleared.

1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0001 Exception Cleared.

300001170	135733	01/16/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;

1/26/15 - Received six page copy of lender closing instructions. Page four reflects Closing Agent/Company is responsible for the Recordation of the Mortgage and responsible for ensuring that the Mortgage and any other documents that required filing/recordation comply with all state and local filing / recordation requirements. ** Closing instructions provides sufficient evidence and detail that the closing agent is responsible for sending legal documents to proper recording office. DEED 0049 Exception Cleared.

1/26/15 - Received six page copy of lender closing instructions. Page four reflects Closing Agent/Company is responsible for the Recordation of the Mortgage and responsible for ensuring that the Mortgage and any other documents that required filing/recordation comply with all state and local filing / recordation requirements. ** Closing instructions provides sufficient evidence and detail that the closing agent is responsible for sending legal documents to proper recording office. DEED 0049 Exception Cleared.

300001170	135737	01/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported. No post closing CDA provided.	01/21/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;
											1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
300001170	135739	01/16/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 289) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;

1/26/15 - Received response from lender of: "ROR that was used is accurate, please see attachments". Attached is copy of the executed ROR to match to one in file (pg. 289) completed on the H-8 form. Attached to it is a copy of an H-9 Model where the Lender hand wrote a note that Construction loans different.  ** No Exception Cleared.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared. ROR 0011 Exception Remains.
2/5/15 - Received a copy of the HUD1 and a lender rebuttal stating: "Per what we received from Client is that if the subject is a first mortgage and it is lender to lender and new money is being extended OR if there is a second lien being refinanced then you must use the H9. This loan was originated by the same lender and was paid off with NO NEW MONEY EXTENDED borrower brought money to the table. We only paid off one lender for one loan and it is lender to lender. There is only one pay off. The HUD-1 and pay off show this as does title. ** No Exception Cleared. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  Confirmed client agrees with this stance and further indicated it is at least best practice to reopen rescission under the correct form.  No Exception Cleared. ROR 0011 Exception Remains.;
3/20/15 - Received response from lender of: "Redisclosure of ROR with tracking. Will expire 03262015". Attached is 3 page document that includes a lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  Included with cover letter and copy of new ROR H9 form is copy of UPS overnight shipping label with a print date of 3/20/2015. ** No Exception Cleared.  Need proof of delivery of UPS package on or prior to 3/23/15, need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains.
3/23/15 -  Received a response from the lender of: "UPS Delivery Receipt".  Attached is a copy of UPS confirmation of delivery on 3/23/2015 to the borrowers with evidence that a signature was required upon delivery.  ** No Exception Cleared.  Still need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains;
3/25/15 - Lender attached executed ROR in H9 form reflecting borrowers acknowledgment of receipt of two new ROR forms/execution on 3/23/2015. Expiration date is midnight of 3/26/2015. ** No Exception Cleared. Re-opened rescission period does not expire until midnight on 3/26/2015. ROR 0011 Exception Remains.
3/27/15 - Received response from lender of: "Notice of Right to Cancel". Receive a copy of prior provided ROR reflecting borrowers acknowledgment of receipt of new ROR H9 form on 3/23/15.  Previously, lender provide proof of cover letter addressing reason for re-opened rescission and proof of overnight delivery and tracking. New rescission period expired at midnight on 3/26/2015.  ROR 0011 Exception Cleared.

3/27/15 - Received response from lender of: "Notice of Right to Cancel". Receive a copy of prior provided ROR reflecting borrowers acknowledgment of receipt of new ROR H9 form on 3/23/15.  Previously, lender provide proof of cover letter addressing reason for re-opened rescission and proof of overnight delivery and tracking. New rescission period expired at midnight on 3/26/2015.  ROR 0011 Exception Cleared.

300001170	135741	01/16/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed	Missing initial Good Faith Estimate dated within 3 days of loan application date. File contains only the final GFE (pg 437). Compliance and RESPA testing is not completed.	01/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;
											1/26/15 - Received copy of missing initial GFE dated to match to initial application date on subject loan. GFE 0001 Exception Cleared.	1/26/15 - Received copy of missing initial GFE dated to match to initial application date on subject loan. GFE 0001 Exception Cleared.
300001170	135779	01/16/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	File includes only final GFE (pg 739). Missing redisclosed GFE dated within 3 days of rate lock date (pg 869).	01/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;
											1/26/15 - Received copy of missing initial GFE dated 12/5/2014 to match to initial application date and rate lock date on subject loan. RESPA 0016 Exception Cleared.	1/26/15 - Received copy of missing initial GFE dated 12/5/2014 to match to initial application date and rate lock date on subject loan. RESPA 0016 Exception Cleared.
300001170	135783	01/16/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed	Missing Construction Contract or Construction Cost Breakdown signed by contractor and borrower as required per lender guidelines for new construction.	02/20/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;

1/26/15 - Received copy of purchase HUD1 dated reflecting the purchase of the land for $75,000. Still missing Construction Contract or Construction Cost Breakdown signed by contractor and borrower as required per lender guidelines for new construction. ** No Exception Cleared. CR 0005 Exception Remains.
2/4/15 - Received response from lender of: "The borrower has owned the property for over a year. According to Lender guidelines a cost breakdown and construction contract are not required . What is being asked for would be a property owned less than 6 months using acquisition costs. This is not the case in this particular loan. Limited Cash-Out Refinance
- Properties that are currently listed for sale, or that have been listed for sale by the borrower within the most recent six (6) months, are ineligible.
- If the Property was purchased within the most recent six (6) month period prior to the Application date for the new financing, the LTV must be based on the lesser of the original sales price/acquisition cost or the current appraised value established by the appraiser.
- If the Property was purchased more than six (6) months prior to the Application date for new financing, the current appraised value may be used to calculate the LTV ratios.
** No exception cleared.  Lender guidelines (pg.1-7) reflects Acquisition Cost Documentation that states for Construct to Perm transaction, a copy of the purchase contract or construction statement (cost breakdown), signed by the borrower and the builder must be provided with detail as to additional docs required.  Further it states the underwriter should investigate any large difference between the current appraised value and the original purchase price of a lot that was acquired within the previous 12 months. CRED 0005 Exception Remains;
2/20/15 - Lender requested reconsideration of remaining requested items.  Stated that loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, they follow FNMA.  Acquisition cost documentation referenced in their guideline (pg. 1-6 to 1-7) are for true construction to perm loans.  Land was originally purchased greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary.  ** Agree, CR  00005 Exception Cleared.

2/20/15 - Lender requested reconsideration of remaining requested items.  Stated that loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, they follow FNMA.  Acquisition cost documentation referenced in their guideline (pg. 1-6 to 1-7) are for true construction to perm loans.  Land was originally purchased greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary.  ** Agree, CR  00005 Exception Cleared.

300001170	135786	01/16/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. Fraud report (pg 845) is summary report only. Complete report was not provided.	01/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;
											1/26/15 - Received 53 page copy of fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	1/26/15 - Received 53 page copy of fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.
300001170	135789	01/16/2015	Compliance	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Borrower pay stub (pg 862) lists an after tax deduction for Credit Union of $1083.21 (monthly pay stub). No explanation of this liability. No Credit Union statements provided in the file. Payment of $1083.21 included in review DTI. No evidence that lender included this debt in DTI. Missing verification of this credit union deduction.
									01/27/2015
Substantial verified employment history - Per verifications (pg 853, 854) borrower has been with current employer for 15.7 years and coborrower has been with current employer for 8.8 years. ; Excellent verified credit history - 778/770 qualifying credit scores. 720 minimum required. No derogatory credit. 164 months of mortgage history reporting 0x30. Credit file dates back to 6/1982. ; Substantial verified reserves - Post closing reserves of $87,650.49. 22 months verified PITI reserves. 12 months PITI reserves required.;

1/26/15 - Received two credit reports totaling 26 pages.  First report is dated 12/22/14 (pg. one) and reflects  account (pg. 3) is paid off as of 12/1/14 and reflects a zero balance. The 2nd credit report provided is dated 12/5/14 (pg. 13) reflects the subject $1083 payment with $13 remaining as of 11/2014 (last activity) to confirm the deduction matches. Account is paid off thus debt eliminated from DTI calculation.  CRED 0097 Exception Cleared.

1/26/15 - Received two credit reports totaling 26 pages.  First report is dated 12/22/14 (pg. one) and reflects  account (pg. 3) is paid off as of 12/1/14 and reflects a zero balance. The 2nd credit report provided is dated 12/5/14 (pg. 13) reflects the subject $1083 payment with $13 remaining as of 11/2014 (last activity) to confirm the deduction matches. Account is paid off thus debt eliminated from DTI calculation.  CRED 0097 Exception Cleared.

300000592	136756	01/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No post closing CDA provided.	02/06/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;

1/23/15 - Received 3rd Party Field Review that does not reflect a Review Value.  Appears document provided is cut-off on most pages (either top or bottom) of pages.  No value is reflected on any pages, thus cannot confirm if original appraisal value of $1,800,000 is supported. Missing complete copy of Field Review from client (all pages).  Value has not been confirmed by the Field Review.  APPR 0040 Exception Remains.
2/2/15 - Received a response from Lender of: "Appraisal acceptance from Client".  Attached is email chain stating Appraisal supported.  ** No Exception Cleared.  Still missing evidence of 3rd Party appraisal analysis to reflect value of $1,800,000 is supported.  APPR 0040 Exception Remains.;
2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300000592	136757	01/21/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Primary appraisal (pg 300) completed did not include a copy of the appraisers license. Per report (pg 306) appraiser reported expiration date of 6/30/2016.	02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/5/15- Copy of license from Iowa.gov site reflecting appraiser name active and expiration date of 6/30/16 confirms info on Appraisal (p 300). APPR 0043 Exception cleared.	2/5/15- Copy of license from Iowa.gov site reflecting appraiser name active and expiration date of 6/30/16 confirms info on Appraisal (p 300). APPR 0043 Exception cleared.
300000592	136783	01/21/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing third party verification of self employment dated within 30 days of closing date. File only contains undated internet look-up of business. All verification to be dated prior to Note consummation date.
									02/09/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/5/15 - received copy of Business Entity Summary from Secretary of State of Iowa. Status is Active as of 1/1/2006 expiration date is Perpetual. Filing date of 10/31/2005. CRED 0006 Exception Cleared.	2/5/15 - received copy of Business Entity Summary from Secretary of State of Iowa. Status is Active as of 1/1/2006 expiration date is Perpetual. Filing date of 10/31/2005. CRED 0006 Exception Cleared.
300000592	136892	01/21/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	2013/2012 tax returns (pg 115) reflect Sch E rental property in IA, which is not listed on the final 1003 (pg 13). REO schedule on 1003 should reflect all property owned by borrowers.	02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/2/15- Received copy of corrected 1003 reflecting REO property, 1003 executed by borrower and LO. APP 0006 exception cleared.	2/2/15- Received copy of corrected 1003 reflecting REO property, 1003 executed by borrower and LO. APP 0006 exception cleared.
300000592	136894	01/21/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2014 YTD P&L and balance sheet for entity reflected on Sch C of tax returns. Per guidelines and Appendix Q, P&L and Balance sheet is required.	02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/2/15- Received Copy of Balance Sheet and Profit and Loss statement for period ended 12/31/14. CRED 0082 Exception cleared.	2/2/15- Received Copy of Balance Sheet and Profit and Loss statement for period ended 12/31/14. CRED 0082 Exception cleared.
300000592	136991	01/22/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;

2/5/15- Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust,  and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/5/15- Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust,  and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300000592	137011	01/22/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
Appraisal is deficient for the following: 1) Value is above predominate value of $1,500,000. Variance above predominate value is 20%. Appraiser made no comments concerning predominate value or if subject would be an over improvement.
2) Report reflects discrepancies with age of subject. Subject stated to be built in 2007 with an age of 4 years. Effective age stated to be 5 years. Appraiser did not address these inconsistencies.  3) Primary appraisal (pg 303) provided no Cost Approach to Value. No reason provided for omitting this valuation approach.

Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;

2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0002 Exception Overridden to EV2 level

Mitigated Risk: 2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0002 Exception Overridden to EV2 level

300000592	137041	01/22/2015	Credit	Missing Title Evidence	TITL 0001	1	Closed
Missing Title Commitment or Final Title Policy. The only title document in file is copy of Title Opinion (pg 277). No evidence that Title Policy was to be issued. Missing copy of Closing Protection Letter issued by Title Insurance company.
									02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;

2/5/15- Received copy of Title commitment reflecting borrowers vesting husband and swife, as joint tenants  and bank it successors  and/or assigns ; fee simple insured amount of $1275000.00. No errors noted. TITL 0001 Exception cleared.

2/5/15- Received copy of Title commitment reflecting borrowers vesting husband and swife, as joint tenants  and bank it successors  and/or assigns ; fee simple insured amount of $1275000.00. No errors noted. TITL 0001 Exception cleared.

300000592	137076	01/22/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Post closing assets of $122,578.91. 15.39 months of verified PITI reserves. 18 months required. Borrower has insufficient reserves due to incomplete documentation on investment account. Only 1 month bank statement provided for Brokerage statement (pg 184). Missing two months of bank statements for depository required to confirm reserves for borrower.
									02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/2/15- received copy of account statement period ending 11/30/2014 $114442.22 and December statement 12/31/14 ending balance of $112329.55. CRED 0083 Exception cleared.	2/2/15- received copy of account statement period ending 11/30/2014 $114442.22 and December statement 12/31/14 ending balance of $112329.55. CRED 0083 Exception cleared.
300000592	137228	01/22/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Sch E of 2013 and 2012 personal tax (pg 122) returns reflect a property owned in IA with mortgage interest reporting in both years. Missing payment history verification for this mortgage reflecting payment history 0x30 in the past 24 months.  Additionally, missing complete PITI documentation for this property. No documentation provided in file for this property other than listed on tax returns.
									02/02/2015
Excellent verified credit history - 803/787 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates to 4/1987. ; Low DTI - 24.59% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - 140 months of mortgage history reporting 0x30 per credit report. ;
											2/5/15 -Received VOM, copy of tax bill and HOI bill reflecting payment history verification 0x30 for past 24 months and PITI documentation. Commercial loan. CRED 0001 Exception cleared.	2/5/15 -Received VOM, copy of tax bill and HOI bill reflecting payment history verification 0x30 for past 24 months and PITI documentation. Commercial loan. CRED 0001 Exception cleared.
300005150	142604	02/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $875,000 is supported. No post closing CDA provided.	02/06/2015
Excellent verified credit history - 760/768 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1968. ; Substantial verified reserves - Post closing reserves of $1,377,213.02. 309 months of PITI reserves verified. 12 months of PITI reserves required. ;
											2/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005150	142613	02/04/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	No evidence that borrower was provided with Notice of Extension of Credit disclosure.	02/12/2015
Excellent verified credit history - 760/768 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1968. ; Substantial verified reserves - Post closing reserves of $1,377,213.02. 309 months of PITI reserves verified. 12 months of PITI reserves required. ;

2/6/15 - Received response from Lender of: N/A, disclosure is only applicable to Texas Cash-out transaction.  ** No Exception cleared. Apologizes as Exception was mis-labeled.  Missing is evidence of Notice To The Home Loan Applicant with Credit Score Disclosure. Please provide this evidence for review.  FACT 0001 Exception Remains. ;
2/10/15 - Received response from lender of: "credit score disclosure". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent for the subject borrower loan. Also attached is additional screen print that reflects documents created however, disclosures listed does not include Notice To The Home Loan Applicant with Credit Score Disclosure. No Exception Cleared. FACT 0001 Exception Remains.;
2/12/15 - Received Notice To The Home Loan Applicant with Credit Score Disclosure which is the same date as the application date. FACT 0001 Exception Cleared.
												2/12/15 - Received Notice To The Home Loan Applicant with Credit Score Disclosure which is the same date as the application date. FACT 0001 Exception Cleared.
300005150	142614	02/04/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	No evidence that borrower was provided with Right to Receive Credit Scores disclosure.	02/06/2015
Excellent verified credit history - 760/768 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1968. ; Substantial verified reserves - Post closing reserves of $1,377,213.02. 309 months of PITI reserves verified. 12 months of PITI reserves required. ;

2/6/15 - Please see page 2 of the welcome letter. Also included is a system print history showing this was provided on 1/6/15.  1st screenshot shows date we sent disclosures out. 2nd screenshot shows what disclosures where sent to borrower via e-mail". Attached is copy of Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 1/6/15 and 1/6/15 in columns B and C which is date created and date provided. Additionally there is a second print screen that reflects line #11  HOME LOAN Disclosure Booklet. Application date is 1/6/15, thus 1/6/15 is within 3 business days and proof borrower received notice of "right to receive credit scores". **  FACT 0002 Exception Cleared.

2/6/15 - Please see page 2 of the welcome letter. Also included is a system print history showing this was provided on 1/6/15.  1st screenshot shows date we sent disclosures out. 2nd screenshot shows what disclosures where sent to borrower via e-mail". Attached is copy of Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 1/6/15 and 1/6/15 in columns B and C which is date created and date provided. Additionally there is a second print screen that reflects line #11  HOME LOAN Disclosure Booklet. Application date is 1/6/15, thus 1/6/15 is within 3 business days and proof borrower received notice of "right to receive credit scores". **  FACT 0002 Exception Cleared.

300005150	142631	02/04/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No closing protection letter from title insurance provider in file.	02/06/2015
Excellent verified credit history - 760/768 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1968. ; Substantial verified reserves - Post closing reserves of $1,377,213.02. 309 months of PITI reserves verified. 12 months of PITI reserves required. ;
											2/6/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.	2/6/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.
300000282	142767	02/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $643,000 is supported. No post closing CDA provided.	02/06/2015
Excellent verified credit history - 749/781 qualifying credit scores. No material derogatory credit. ; Low DTI - Low verified DTI of 18.78%. Max allowed per guides is 43%; Income verified was not used in qualifying - Co borrower income documented, however, income was not used to qualify.;

2/6/15 - Received 3rd Party Desk Review that reflects a value of $635,000 which does not support the original appraisal value of $643,000 creating a negative variance of -1.2%, however is within tolerance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/6/15 - Received 3rd Party Desk Review that reflects a value of $635,000 which does not support the original appraisal value of $643,000 creating a negative variance of -1.2%, however is within tolerance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300000282	142818	02/04/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence right to receive a copy of appraisal disclosure was provided within 3 business days of application date.	02/06/2015
Excellent verified credit history - 749/781 qualifying credit scores. No material derogatory credit. ; Low DTI - Low verified DTI of 18.78%. Max allowed per guides is 43%; Income verified was not used in qualifying - Co borrower income documented, however, income was not used to qualify.;

2/6/15 - Received response from lender of: "Right to receive appraisal disclosure". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/21/14 for the subject borrower loan. ECOA 0001 Exception Cleared.

2/6/15 - Received response from lender of: "Right to receive appraisal disclosure". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/21/14 for the subject borrower loan. ECOA 0001 Exception Cleared.

300000282	142822	02/04/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Missing evidence the Special Information Handbook/HUD Settlement Book provided to borrower within 3 days of application. Borrower acknowledgment (pg 433) is not within 3 days of application date.	02/06/2015
Excellent verified credit history - 749/781 qualifying credit scores. No material derogatory credit. ; Low DTI - Low verified DTI of 18.78%. Max allowed per guides is 43%; Income verified was not used in qualifying - Co borrower income documented, however, income was not used to qualify.;

2/6/15 - Received response from lender of: "system print history to show HUD booklet acknowledgement was provided on 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Included is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet Acknowledgment. A second page reflects a copy of the initial generated borrower acknowledgment of receipt of the HUD Settlement booklet.  COMP 0039 Exception Cleared.

2/6/15 - Received response from lender of: "system print history to show HUD booklet acknowledgement was provided on 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Included is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet Acknowledgment. A second page reflects a copy of the initial generated borrower acknowledgment of receipt of the HUD Settlement booklet.  COMP 0039 Exception Cleared.

300000282	143064	02/05/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
UPDATED EXCEPTION:
Missing initial GFE dated within 3 business days of Application date (and Rate Lock) as identified by initial 1003 (pg 408). Initial 1003 shows Loan Officer typed date. Earliest GFE (pg 422) found in file is dated. Preliminary TIL is dated. Purchase contract ratified (pg 347).  The Initial GFE Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))

ORIGINAL EXCEPTION:
Missing initial GFE and TIL dated within 3 business days of Application date as identified by initial 1003 (pg 408). Initial 1003 shows Loan Officer typed date. Earliest GFE (pg 422) and TIL (pg 418) found in file both dated. Purchase contract ratified (pg 347).  The Initial Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									02/12/2015
Excellent verified credit history - 749/781 qualifying credit scores. No material derogatory credit. ; Low DTI - Low verified DTI of 18.78%. Max allowed per guides is 43%; Income verified was not used in qualifying - Co borrower income documented, however, income was not used to qualify.;

2/6/15 - Received statement from lender of: "Initial TIL dated 11/21/14". Attached is a Preliminary unexecuted TIL dated 11/21/2014. Figures on Preliminary TIL dated 11/21/2014 matches to those on the TIL dated 11/24/2014. No initial GFE was provided, thus no Exception Cleared.  RESPA 0015 Exception Remains based on UPDATED EXCEPTION
UPDATED EXCEPTION:
Missing initial GFE dated within 3 business days of Application date (and Rate Lock) as identified by initial 1003 (pg 408). Initial 1003 shows Loan Officer typed date. Earliest GFE (pg 422) in file.  Preliminary TIL  was provided to borrowers. Purchase contract ratified on 10/10/14 (pg 347).  The Initial GFE Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1)):
2/10/15 - Received response from lender stating: "Initial TIL was delivered electronically.  See screen shot." Lender attached screen shot reflecting TIL disclosure was generated.  Copy of initial TIL previously provided on 02/06/15. Exception partially cleared. Still missing initial GFE dated within 3 business days of Application date (and Rate Lock). RESPA 0015 Exception Remains.;
2/12/15 - Received dated GFE which is within 3 business days of application date. Initial TIL provided was also within 3 business days.  RESPA 0015 Exception Cleared.
												2/12/15 - Received dated GFE which is within 3 business days of application date. Initial TIL provided was also within 3 business days. RESPA 0015 Exception Cleared.
300000282	143066	02/05/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. None provided in file.	02/06/2015
Excellent verified credit history - 749/781 qualifying credit scores. No material derogatory credit. ; Low DTI - Low verified DTI of 18.78%. Max allowed per guides is 43%; Income verified was not used in qualifying - Co borrower income documented, however, income was not used to qualify.;
											2/6/15 - Received response from lender of: "Bank has no affiliations, therefore disclosure is not required". ** Stating no affiliations. COMP 0006 Exception Cleared	2/6/15 - Received response from lender of: "Bank has no affiliations, therefore disclosure is not required". ** Stating no affiliations. COMP 0006 Exception Cleared
300000004	143861	02/06/2015	Compliance	Missing Mortgage Transaction Date	DEED 0003	1	Closed	Deed of Trust (pg 22) is signed by the Notary, however, it is not dated.	02/12/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;

2/11/15 - Received response from lender of: "Attached is the recorded DOT which is dated properly. The notary date did get added before recording".  Attached is 17-page recorded Mortgage / Deed of Trust copy reflecting the Notary acknowledgment including a date of 01/26/2015 on pg. 17.  DEED 0003 Exception Cleared.

2/11/15 - Received response from lender of: "Attached is the recorded DOT which is dated properly. The notary date did get added before recording".  Attached is 17-page recorded Mortgage / Deed of Trust copy reflecting the Notary acknowledgment including a date of 01/26/2015 on pg. 17.  DEED 0003 Exception Cleared.

300000004	143863	02/06/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 6) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/12/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;

2/11/15 - Received response from lender of: "Closing instructions are attached. Please see page 11". Attached is the Closing Instructions but lender also provided the recorded DOT for clearance of Exception DEED 0003 which is 17-page recorded Mortgage / Deed of Trust and sufficient for DEED 0049 Exception. Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/11/15 - Received response from lender of: "Closing instructions are attached. Please see page 11". Attached is the Closing Instructions but lender also provided the recorded DOT for clearance of Exception DEED 0003 which is 17-page recorded Mortgage / Deed of Trust and sufficient for DEED 0049 Exception. Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300000004	143882	02/06/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $935,000 is supported. No Post Closing CDA provided in file.	02/19/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;
											2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $935,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $935,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300000004	143902	02/06/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter. None provided in file.	02/12/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;
											2/11/15 - Received CPL from lender. TITL 0005 Exception Cleared.	2/11/15 - Received CPL from lender. TITL 0005 Exception Cleared.
300000004	143991	02/06/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD reflecting pay off of current loan reported on Item 6 of Title Commitment with mortgage amount of $820,200 (pg 27). HUD in file (pg 479) does not reflect pay off of current lien and instead reflects a cash out of $494,812.55. Per guides, when the property was purchased within the 6 month period prior to the application date, the loan will be ineligible for cash out. Subject was purchased within six months thus cash out refinance is not allowed. Final 1003 (pg 494), Underwriting Approval (pg 486) and 1008 (pg 487) all reflect loan purpose as Rate and Term refinance with cash to close not to exceed the lesser of $2,000 or 2% of the loan amount. Compliance and credit review not complete pending receipt of Final HUD.
									02/12/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;
											2/11/15 - Received final HUD1. HUD 0001 Exception Cleared.	2/11/15 - Received final HUD1. HUD 0001 Exception Cleared.
300000004	144071	02/06/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose.	02/12/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;
											2/11/15 - Received response from lender of: "Lender, NA has no affiliations, therefore no disclosure is needed". COMP 0006 Exception Cleared.	2/12/15 - Received dated GFE which is within 3 business days of application date. Initial TIL provided was also within 3 business days. RESPA 0015 Exception Cleared..
300000004	145651	02/12/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charge is under disclosed by $394.80 based on fees charged on final HUD1 provided and not reflected in the finance charge per the TIL Itemization (pg. 483). TIL Itemization reflects a discrepancy between the listed total itemized prepaid finance charge fees (total $1770.01) vs. the amount included in the finance change of $1780.01 ($500,000 loan amt - amt financed of $498,219.99 = $1780.01, thus off by $10).  No credit is reflected on final HUD1, thus none to apply. The under disclosure is due to fees charged on the HUD1 and not included in the finance charge of the TIL including a $10 Flood Cert fee (line #807), $25 CPL fee (line 1109), $60 Recording Service fee (line #1201/1207) and additional attorney fee $419.80 (line #1304). TIL itemization reflects a an over disclosed $110 Appraisal review fee and the $10 discrepancy not listed for a net under disclosure of $394.80. The disclosed finance charge ($374,150.01) is ($393.89) below the actual finance charge ($374,543.90). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
									02/19/2015
Excellent verified housing payment history - Borrowers have long term established credit history since 1980 with mortgage history paid 0x30 for 34 months reviewed and all consumer credit reflected to be paid 0x30 and 789/793 FICO scores, minimum required per guides is 700.; Low LTV/CLTV - Verified low LTV/CLTV of 54.35%. Max allowed per guides is 75%.;

2/19/15 - Lender provided copy of pay off demand statement with prior lender, which required and included the $419.80 Attorney Fee. $419.80 Attorney Fee was omitted from the Finance Charge calculation due to fee being required by previous lender per pay off statement provided (line #1304) on the HUD1. Loan is no longer underdisclosed. COMP 0001 Exception Cleared.

2/19/15 - Lender provided copy of pay off demand statement with prior lender, which required and included the $419.80 Attorney Fee. $419.80 Attorney Fee was omitted from the Finance Charge calculation due to fee being required by previous lender per pay off statement provided (line #1304) on the HUD1. Loan is no longer underdisclosed. COMP 0001 Exception Cleared.

300005065	146050	02/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $670,000 is supported. No post closing CDA provided.	02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;
											2/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005065	146054	02/13/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Special Information Handbook/HUD Settlement Book was provided to borrower (pg 314) which is not within 3 days of lender application date.	02/17/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;

2/17/15 - Received Lender response of: "HUD booklet delivered electronically". Attached is system print history showing initial disclosures were provided to match to datre of electronic delivery.  Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. An additional page provided is a copy of the borrower acknowledgment but it is not executed for the HUD Settlement booklet. No evidence of signature is required.  COMP 0038 Exception Cleared.

2/17/15 - Received Lender response of: "HUD booklet delivered electronically". Attached is system print history showing initial disclosures were provided to match to datre of electronic delivery.  Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. An additional page provided is a copy of the borrower acknowledgment but it is not executed for the HUD Settlement booklet. No evidence of signature is required.  COMP 0038 Exception Cleared.

300005065	146055	02/13/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	No evidence in file that borrower was provided with copy of appraisal. Disclosure of Right to Receive Appraisal included on Disclosure Letter (pg 312) is unsigned and undated.	02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;
											2/17/15 - Received copy of the Borrower executed and dated (2/6/15) Acknowledgment of Receipt of Valuation/Appraisal. ECOA 0003 Exception Cleared.	2/17/15 - Received copy of the Borrower executed and dated (2/6/15) Acknowledgment of Receipt of Valuation/Appraisal. ECOA 0003 Exception Cleared.
300005065	146056	02/13/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from title insurer.	02/17/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;
											2/17/15 - Received copy of the Closing Protection Letter on subject. TITL 0005 Exception Cleared.	2/17/15 - Received copy of the Closing Protection Letter on subject. TITL 0005 Exception Cleared.
300005065	146068	02/13/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd party verification of coborrowers self employment. Web printout (pg 152) is not sufficient. Missing CPA letter or regulatory verification of coborrowers self employment covering 24 months.	02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;

2/18/15 - Received response from Lender of: "Regarding the verification of self employment; attached is a the company info search showing the company was started in 2013 (page 3 of 4 on the .pdf). Also note that we are not using income from this entitiy". Attached is an online search for the business to confirm it was established in 2013, thus 2 years confirmed for 2013 and 2014. ** CRED 0006 Exception Cleared.

2/18/15 - Received response from Lender of: "Regarding the verification of self employment; attached is a the company info search showing the company was started in 2013 (page 3 of 4 on the .pdf). Also note that we are not using income from this entitiy". Attached is an online search for the business to confirm it was established in 2013, thus 2 years confirmed for 2013 and 2014. ** CRED 0006 Exception Cleared.

300005065	146070	02/13/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 4506T signed by both borrowers. 4506T in file (pg 325) is signed only by the borrower. Missing signed 4506T for coborrower.	02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;
											2/18/15 - Received electronic executed 4506T for co-borrower reflecting signature and date.	2/18/15 - Received electronic executed 4506T for co-borrower reflecting signature and date.
300005065	146071	02/13/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed
UPDATED EXCEPTION:
Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. None located in file.

ORIGINAL EXCEPTION:
Missing evidence that borrower was provided with Notice of extension of Credit within 3 days of loan application date.
									02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;

2/17/15 - Exception Was mis-labeled, see below Updated Exception.  Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. None located in file.  FACT 0001 Exception Remains.
UPDATED EXCEPTION:
Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. None located in file.;
2/18/15 - Received 7 page document that includes the Notice to Home Loan Application with Credit Score Disclosure for the subject borrowers. FACT 0001 Exception Cleared.;

												2/18/15 - Received 7 page document that includes the Notice to Home Loan Application with Credit Score Disclosure for the subject borrowers. FACT 0001 Exception Cleared.;
300005065	146072	02/13/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores within 3 days of loan application date.	02/18/2015
Excellent verified credit history - 788/755 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 5/1998. ; Substantial verified reserves - Post closing reserves of $583,484.16. 202 months of PITI reserves verified. 12 months PITI reserves required.; Excellent verified housing payment history - 102 months of combined mortgage and rental history verified as paid 0x30. ;

2/17/15 - Received Lender response of: "Disclosure delivered electronically on 12/24/14". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures Packet #74 included Homeloan Disclosure Booklet.  Attached is Welcome letter and Disclosure cover letter.  ** FACT 0002 Exception Cleared.

2/17/15 - Received Lender response of: "Disclosure delivered electronically on 12/24/14". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures Packet #74 included Homeloan Disclosure Booklet.  Attached is Welcome letter and Disclosure cover letter.  ** FACT 0002 Exception Cleared.

300005140	146609	02/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $695,000 is supported. No post closing CDA provided.	02/24/2015
Income verified was not used in qualifying - Borrower has bonus income of $2576.63/mo on paystub (pg 135) which was not used to qualify.; Substantial verified reserves - Guidelines require 12 months of PITI ($38253.72) for reserves.  Borrower has verified IRA reserves of $120,330.69 which meets lender guidelines. 37.75 months of verified PITI reserves. ; Excellent verified credit history - 754/792 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993. ;

2/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005140	146612	02/18/2015	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed	Notice of Right To Cancel form (pg 48) is deficient due to Expiration Date in How To Cancel Section is not completed. Borrower was not informed of the date when rescission period ended.	03/06/2015
Income verified was not used in qualifying - Borrower has bonus income of $2576.63/mo on paystub (pg 135) which was not used to qualify.; Substantial verified reserves - Guidelines require 12 months of PITI ($38253.72) for reserves.  Borrower has verified IRA reserves of $120,330.69 which meets lender guidelines. 37.75 months of verified PITI reserves. ; Excellent verified credit history - 754/792 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993. ;

2/25/15 - Received response from lender of: "ROR was not a requirement as this is an internal No Cash-Out refinance transaction." No exception cleared. ROR was provided to borrower, thus, form should have been completed. ROR 0002 Exception Remains.;
3/6/15 - Received copy of cover letter to the title holders addressing the issue along with new ROR with re-opened rescission and expiration period being midnight on 3/5/15. Re-opened rescission period has expired. Exception partially cleared. Missing evidence of overnight delivery with tracking information so that confirmation of receipt to the title holder(s) can be ascertained. ROR 0011 Exception Remains.;
3/6/15 - Received response from lender which states: "Please see the attached explanation from loan closer. ROR was presented in person to the borrowers." Lender attached a copy of e-mail correspondence with Loan Closer, stating that: "The title company presented the new doc to the buyer at the home so we did not use UPS." Exception cleared based on confirmation from loan closer that borrowers signed in person, copy of cover letter presented to the title holders addressing the issue along with new ROR with re-opened rescission and an expiration period expired on midnight of 3/5/15. ROR 0002 Exception Cleared.

3/6/15 - Received response from lender which states: "Please see the attached explanation from loan closer. ROR was presented in person to the borrowers." Lender attached a copy of e-mail correspondence with Loan Closer, stating that: "The title company presented the new doc to the buyer at the home so we did not use UPS." Exception cleared based on confirmation from loan closer that borrowers signed in person, copy of cover letter presented to the title holders addressing the issue along with new ROR with re-opened rescission and an expiration period expired on midnight of 3/5/15. ROR 0002 Exception Cleared.

300005140	146614	02/18/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that Notice of extension of Credit was provided to borrower within 3 days of loan application date.	02/26/2015
Income verified was not used in qualifying - Borrower has bonus income of $2576.63/mo on paystub (pg 135) which was not used to qualify.; Substantial verified reserves - Guidelines require 12 months of PITI ($38253.72) for reserves.  Borrower has verified IRA reserves of $120,330.69 which meets lender guidelines. 37.75 months of verified PITI reserves. ; Excellent verified credit history - 754/792 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993. ;

2/20/15 - Received response from lender: "N/A, only applicable for TX cash-out.  Apologize, mis-labled Exception, missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure.  FACT 0001 Exception Remains.
2/25/15 - Received response from lender: "N/A, disclosure only applicable on texas cash-out refi transactions." Exception is mislabeled. Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. FACT 0001 Exception Remains.;
2/26/15 - Received 8-page document reflecting Notice to the Home Loan Applicant with Credit Score Disclosure on subject property / borrower.  FACT 0001 Exception Cleared.
												2/26/15 - Received 8-page document reflecting Notice to the Home Loan Applicant with Credit Score Disclosure on subject property / borrower. FACT 0001 Exception Cleared.
300005140	146615	02/18/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that Right to Receive Credit Scores was provided to borrower within 3 days of loan application date.	02/26/2015
Income verified was not used in qualifying - Borrower has bonus income of $2576.63/mo on paystub (pg 135) which was not used to qualify.; Substantial verified reserves - Guidelines require 12 months of PITI ($38253.72) for reserves.  Borrower has verified IRA reserves of $120,330.69 which meets lender guidelines. 37.75 months of verified PITI reserves. ; Excellent verified credit history - 754/792 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993. ;

2/25/15 - Received a response from the Lender of: "Please see page 2 of the Welcome Letter. Also attached is system print history to show disclosure was provided electronically on 1/9/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/09/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 01/07/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

2/25/15 - Received a response from the Lender of: "Please see page 2 of the Welcome Letter. Also attached is system print history to show disclosure was provided electronically on 1/9/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/09/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 01/07/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

300005140	146618	02/18/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from title insurer.	02/25/2015
Income verified was not used in qualifying - Borrower has bonus income of $2576.63/mo on paystub (pg 135) which was not used to qualify.; Substantial verified reserves - Guidelines require 12 months of PITI ($38253.72) for reserves.  Borrower has verified IRA reserves of $120,330.69 which meets lender guidelines. 37.75 months of verified PITI reserves. ; Excellent verified credit history - 754/792 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993. ;
											2/25/15 - Received CPL from title underwriter. TITL 0005 Exception Cleared.	2/25/15 - Received CPL from title underwriter. TITL 0005 Exception Cleared.
300001589	146875	02/20/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	Missing initial TIL. Compliance and RESPA review is not complete.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;
											2/27/15 - Received Initial TIL dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and MDIA review complete. TIL 0002 Exception Cleared.	2/27/15 - Received Initial TIL dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and MDIA review complete. TIL 0002 Exception Cleared.
300001589	146882	02/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/18/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

3/18/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed with evidence of title GEO code. DEED 0049 Exception Cleared.

3/18/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed with evidence of title GEO code. DEED 0049 Exception Cleared.

300001589	146885	02/20/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed	Missing Good Faith Estimate dated within 3 days of loan application date. Missing all initial disclosures. RESPA and compliance testing cannot be completed.	03/03/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;
											2/27/15 - Received Initial GFE dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and compliance review complete. GFE 0001 Exception Cleared.	2/27/15 - Received Initial GFE dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and compliance review complete. GFE 0001 Exception Cleared.
300001589	146891	02/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $800,500 is supported. No post closing CDA provided.	02/25/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/24/15 - Received copy of email correspondence between lender and Clientstating "Second Appraisal" is supported. ** No Exception Cleared.  Missing 3rd Party Appraisal analysis (CDA) to reflect value of $800,500 is supported. APPR 0040 Exception Remains.;
2/25/15 - Received 3rd Party Field Review that reflects Client as the Lender/Client and reflects appraisal value of $730,000 which does not support the original appraisal value of $800,500. Variance is within 10% tolerance at -8.81%. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/25/15 - Received 3rd Party Field Review that reflects Client as the Lender/Client and reflects appraisal value of $730,000 which does not support the original appraisal value of $800,500. Variance is within 10% tolerance at -8.81%. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300001589	146969	02/20/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 49) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/18/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

3/12/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Attached is only one copy of the new ROR reflecting acknowledgment by initials  which appears to be those of borrower, and dated 3/6/15. Missing is copy of ROR form to other borrower/title holder,  to confirm they too were provided same copy of the H9 ROR. Additionally, evidence of overnight delivery was provided confirming delivery was completed on 3/6/15.  New ROR initialed, reflects a rescission expiration date of 03/10/15. New re-opened rescission period has lapsed. ** No Exception Cleared, missing proof co-borrower received their copies of new H9 ROR form.  ROR 0011 Exception Remains.
3/18/15 - Received statement from lender of: "other borrower's acknowledgement of ROR".  Attached is copy of second ROR reflecting initials of co-borrower and dated 3/6/15. Expiration date is 3/10/15. New re-opened rescission period has lapsed. ROR 0011 Exception Cleared.

3/18/15 - Received statement from lender of: "other borrower's acknowledgement of ROR".  Attached is copy of second ROR reflecting initials of co-borrower and dated 3/6/15. Expiration date is 3/10/15. New re-opened rescission period has lapsed. ROR 0011 Exception Cleared.

300001589	146970	02/20/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Missing Construction Contract and/or Purchase Contract from builder documenting cost to construct as required by lender guidelines.  Additionally, missing documentation of land purchase (per Deed pg 78).
									03/04/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

3/4/15 - This loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, Lender will follow FNMA. Acquisition cost documentation referenced in Lender guideline (pg. 1-6 to 1-7) are for true construction to perm loans. Land was originally purchased greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary. Please clear condition regarding construction contracts. ** Acquisition cost breakdown is not required and LTV based off appraised value. CR 0005 Exception Cleared.

3/4/15 - This loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, Lender will follow FNMA. Acquisition cost documentation referenced in Lender guideline (pg. 1-6 to 1-7) are for true construction to perm loans. Land was originally purchased greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary. Please clear condition regarding construction contracts. ** Acquisition cost breakdown is not required and LTV based off appraised value. CR 0005 Exception Cleared. n Cleared.

300001589	146971	02/20/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal documentation is deficient for the following:  1) Per Deed (pg 78), subject lot was purchased on 6/11/2013. Appraiser did not provide information on prior sale within the past 3 years.  2) No Lender review provided, however email (pg 423) indicates a field review was performed. Missing copy of field review ordered by lender.
									03/31/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/24/15 - Received response from lender stating: "This IS the review referred to in the file." Lender attached a copy of email correspondence between lender and Client stating "Second Appraisal" is supported. ** Exception partially cleared. 3rd Party Field Review   reflects Client as the Lender/Client has been already received. Exception remains due to original appraisal report must be updated to reflect information on prior sale of subject within the past 3 years. APPR 0002 Exception Remains.;
3/18/15 - Received response from lender of: "Title and Sales Information on subject property". Attached is copy of title commitment reflecting transfer of subject property occurred to borrower on 6/11/2013 (pg.7/12) along with a response from lender stating: "Please see the attached chain of title and warranty deeds. The subject property has changed ownership by virtue of deed transfers, but not sales, therefore the appraiser did not have any records to report for sales as there were not any". ** No Exception Cleared. Section reflects results of the research and analysis of the prior sale or transfer history of the subject property and comparable sales. ITEM title reflects: Date of Prior Sale/Transfer. No evidence of a price is accepted when one cannot be confirmed.  Subject property transfer history must be reflected on URAR report. APPR 0002 Exception Remains.;
3/30/15 - Received lender response of updated appraisal. Attached is a copy of a revised Appraisal reflecting prior sale data for the subject. ** Partially cleared.  Still missing evidence of Lender Field Review.  Per email (pg. 423), a field review was performed. No field review provided. APPR 0002 Exception Remains.;
3/30/15 - Received lender rebuttal of: "Email and explanation - the is from Lender to the lender regarding the Client review as stated in notes listed in the clean room". Attached is a copy of the email referenced that reflects it was generated by lender to confirm that Client value was supported.  Per phone call received from lender on this topic, the wording "field review" was referencing the 3rd party valuation review.  ** No field review completed and no separate appraisal review fee collected on the HUD1. ** Clear Exception based on rebuttal and no fee collected on the HUD1.  APPR 0002 Exception Cleared.

3/30/15 - Received lender rebuttal of: "Email and explanation - the is from Lender to the lender regarding the Client review as stated in notes listed in the clean room". Attached is a copy of the email referenced that reflects it was generated by lender to confirm that Client value was supported.  Per phone call received from lender on this topic, the wording "field review" was referencing the 3rd party valuation review.  ** No field review completed and no separate appraisal review fee collected on the HUD1. ** Clear Exception based on rebuttal and no fee collected on the HUD1.  APPR 0002 Exception Cleared.

300001589	146972	02/20/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 51) does not reflect correct housing history. Borrower is listed as owning home for 12 years, however there is verification in file (pg 106) that borrower is renting at this location. Final 1003 to reflect correct housing history.
									03/26/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/15 - Received rebuttal from lender which states: "Borrowers owned their prior primary property until it sold. Attached is the internal fraud report showing the transfer with the borrowers renting it back until the new subject home was ready to occupy (see attached signed statement from borrower and payments made to their account." Fraud report and signed statement not attached, however, signed statement from borrower and rental payment history from 07/2014 to 12/2014 are found in original file (pgs 106-108). Additionally, credit report reflects mortgage history up to 07/2014. No exception cleared. Provide amended and initialed 1003 that matches explanation provided. Final 1003 must be corrected to state actual number of years owned and actual number of months rented with evidence that the borrowers acknowledged and initialed the corrections on the Final 1003. APP 0002 Exception Remains.;
3/26/15 - Received revised updated 1003 that reflects borrower initials on all pages and / or signatures. Corrected 1003 reflects rent back on previous property for 5 months which matches LOX and documentation in file. APP 0002 Exception Cleared.

3/26/15 - Received revised updated 1003 that reflects borrower initials on all pages and / or signatures. Corrected 1003 reflects rent back on previous property for 5 months which matches LOX and documentation in file. APP 0002 Exception Cleared.

300001589	146973	02/20/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive appraisal disclosure. No initial disclosures provided in file.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;
											2/27/15 - Received Right to Receive Appraisal Report Disclosure dated 09/25/14. ECOA 0001 Exception Cleared.	2/27/15 - Received Right to Receive Appraisal Report Disclosure dated 09/25/14. ECOA 0001 Exception Cleared.
300001589	147007	02/21/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Missing HUD from sale of prior primary. VOR (pg 106) and credit report mortgage history imply that borrowers sold home in 7/2014 and have been renting from new owners from 7/2014 to 12/2014, however this is not verified. Missing copy of HUD from sale prior primary and evidence of rent-back from new owners.
									02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/14 - Received page 14 of 22 of report confirming transfer of prior primary on 06/17/14. Original file also contains VOR and signed statement from previous owner confirming that borrowers have been renting from them from 7/2014 to 12/2014 as verified by rental payment history in file (pgs 106-108). HUD 0011 Exception Cleared.

2/27/14 - Received page 14 of 22 of report confirming transfer of prior primary on 06/17/14. Original file also contains VOR and signed statement from previous owner confirming that borrowers have been renting from them from 7/2014 to 12/2014 as verified by rental payment history in file (pgs 106-108). HUD 0011 Exception Cleared.

300001589	147011	02/21/2015	Compliance	MDIA - Final TIL not within Fixed Rate tolerance of .125%	RESPA 0014	1	Closed	Missing initial and all redisclosed TILs, if applicable. MDIA testing cannot be completed.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/15 - Received TILs dated 09/26/14 and 10/15/14 and GFEs 09/26/14 and 10/15/14. Lender also provided copy of other initial disclosures which appear to address other outstanding exceptions. MDIA testing complete using TILs received. RESPA 0014 Exception Cleared.

2/27/15 - Received TILs dated 09/26/14 and 10/15/14 and GFEs 09/26/14 and 10/15/14. Lender also provided copy of other initial disclosures which appear to address other outstanding exceptions. MDIA testing complete using TILs received. RESPA 0014 Exception Cleared.

300001589	147012	02/21/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Missing all initial disclosures. Unable to determine if required initial disclosures were provided to borrower within 3 days of initial application date as stated on HOEPA disclosure (pg 8).	03/03/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/15 - Received initial GFE/TIL dated within 3 business days of application date, however, the rest of the initial disclosures provided (Borrowers signature authorization, Disclosure Notices, ECOA, Servicing Disclosure, and Fair Lending Notice) are all created on later and not within 3 business days of application date.  RESPA 0015 Exception Remains.;
3/2/15- received 7 pg copies of additional disclosures, reflecting Borrowers signature authorization, Disclosure Notices, ECOA, Servicing Disclosure, and Fair Lending Notice)all required initial disclosures dated, including Colorado NTB disclosure and Colorado Lock-in disclosure form.  RESPA 0015 exception cleared.;

3/2/15- received 7 pg copies of additional disclosures, reflecting Borrowers signature authorization, Disclosure Notices, ECOA, Servicing Disclosure, and Fair Lending Notice)all required initial disclosures dated, including Colorado NTB disclosure and Colorado Lock-in disclosure form.  RESPA 0015 exception cleared.;

300001589	147013	02/21/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Per HOEPA discclosure (pg 8) rate lock occurred. Missing GFE dated within 3 days of rate lock date.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/15 - Received copy of signed Colorado locked in disclosure reflecting lock date of 09/25/14 along with revised GFE and TIL dated 10/15/14. Lender provided Initial GFE via separate exception code (GFE 0001). Initial GFE is dated 09/26/14 which is within 3 business days of lock date of 09/25/14. RESPA 0016 Exception Cleared.

2/27/15 - Received copy of signed Colorado locked in disclosure reflecting lock date of 09/25/14 along with revised GFE and TIL dated 10/15/14. Lender provided Initial GFE via separate exception code (GFE 0001). Initial GFE is dated 09/26/14 which is within 3 business days of lock date of 09/25/14. RESPA 0016 Exception Cleared.

300001589	147015	02/21/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing PITI documentation on 2nd home in WY per final 1003 (pg 53). Credit report (pg 121) lists payment of $2695 however missing mortgage statement to confirm if mortgage is escrowed.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/27/15 - Received evidence of insurance reflecting insurance premium of $385.67/mo and tax bill reflecting tax payment of $231.39/mo for a total taxes and insurance payment of 617.06/mo. Taxes and insurance payment matches that of Final 1003 (pg 53). Waiving mortgage statement as both lender and review utilized mortgage payment of $2695 and a separate taxes and insurance of $617/mo to qualify. CRED 0096 Exception Cleared.

2/27/15 - Received evidence of insurance reflecting insurance premium of $385.67/mo and tax bill reflecting tax payment of $231.39/mo for a total taxes and insurance payment of 617.06/mo. Taxes and insurance payment matches that of Final 1003 (pg 53). Waiving mortgage statement as both lender and review utilized mortgage payment of $2695 and a separate taxes and insurance of $617/mo to qualify. CRED 0096 Exception Cleared.

300001589	147019	02/21/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;
											2/27/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirm LO status as Active. CRED 0089 Exception Cleared.	2/27/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirm LO status as Active. CRED 0089 Exception Cleared.
300001589	147099	02/21/2015	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed
Missing evidence of borrowers Alimony and/or Child Support. Lender used $3000/mo on final 1003 (pg 53) however this was not verified in the file. Missing Divorce Decree and/or Child Support Order verifying the amount of support borrower is paying each month. Review used $3000 as stated on 1003.
									02/27/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;
											2/27/15 - Received copy of Child Support Enforcement Orders confirming borrower child support share is $3,000/mo (for 1 minor child remaining). DD 0001 Exception Cleared.	2/27/15 - Received copy of Child Support Enforcement Orders confirming borrower child support share is $3,000/mo (for 1 minor child remaining). DD 0001 Exception Cleared.
300001589	147110	02/21/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value cannot be supported by the comparables provided. Appraiser provided 3 sold comps and no listing comps. Sold comps reflect sale dates within the past 12 to 24 months. Comp 1 is 12 months old, Comps 2 and 3 are 24 months old. All comp sale dates exceed 6 month guideline. Appraiser states this was due to lack of high end home sales in the area. Additionally subject exceeds predominate value by 33% which could indicate a lack of market acceptance for homes of this value. No other valuation reports provided in file.
									02/25/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

2/25/15 - Received 3rd Party Field Review that  reflects appraisal value of $730,000 which does not support the original appraisal value of $800,500. Variance is within 10% tolerance at -8.81%. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. Value is not within predominate value of $320,000 but is within the high range of $1,200,000. Predominate value derived from field review. APPR 0039 Exception Cleared.

2/25/15 - Received 3rd Party Field Review that  reflects appraisal value of $730,000 which does not support the original appraisal value of $800,500. Variance is within 10% tolerance at -8.81%. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. Value is not within predominate value of $320,000 but is within the high range of $1,200,000. Predominate value derived from field review. APPR 0039 Exception Cleared.

300001589	147863	02/27/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. None provided in file.	03/05/2015
Excellent verified credit history - 794/783 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 6/1996. ; Substantial verified reserves - Post closing reserves of $99,877.56. 28 months of PITI reserves verified. 12 months required per guidelines. ; Substantial verified employment history - Per VOE (pg 176) borrower has been self employed in current position since 2001. ;

3/5/15 - Lender provided a letter on their letterhead signed by an Officer of the Institution stating: "Bank does not have any affiliated businesses nor do they supply an affiliated business disclosure." COMP 0006 Exception Cleared.

3/5/15 - Lender provided a letter on their letterhead signed by an Officer of the Institution stating: "Bank does not have any affiliated businesses nor do they supply an affiliated business disclosure." COMP 0006 Exception Cleared.

110863583	147790	02/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	03/02/2015
Low DTI - 23.08% DTI on fully documented file. 43% maximum allowed per guidelines. ; Low LTV/CLTV - 66.98% LTV/CLTV. 80% maximum allowed. ; Income verified was not used in qualifying - Lender qualified borrower on income of $25,000/mo. 2 year average per VOE (pg 165) is $30,865.75/mo. ;

3/2/15 - Received 3rd Party Field Review that reflects a reviewed value of $870,000 which does not support the original appraisal value of $950,000 but is within tolerance.  Value confirmed by Field Review is performed by licensed appraiser. APPR 0040 Exception Cleared.

3/2/15 - Received 3rd Party Field Review that reflects a reviewed value of $870,000 which does not support the original appraisal value of $950,000 but is within tolerance.  Value confirmed by Field Review is performed by licensed appraiser. APPR 0040 Exception Cleared.

110863583	147878	02/27/2015	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged
Borrower does not meet lender requirement for 24 month housing history. Current rental verification per credit report (pg 66) shows 9 months reviewed. Concurrent construction loan is reporting for 11 months (pg 72). Lender/Client approved Exception in file (pg 149).

Low DTI - 23.08% DTI on fully documented file. 43% maximum allowed per guidelines. ; Low LTV/CLTV - 66.98% LTV/CLTV. 80% maximum allowed. ; Income verified was not used in qualifying - Lender qualified borrower on income of $25,000/mo. 2 year average per VOE (pg 165) is $30,865.75/mo. ;

3/2/15- received copy of email from lender for Client exception approval reflecting that loan was approved by Client for lack of 24 month concurrent mortgage history. Sent Client an email to confirm client acknowledged exception. Received email 3/3/15 response from client confirming that exception for lack of 24 months housing history is acknowledged. No lates were noted. CRED 0001 Exception overridden to EV2.;

Client: 3/2/15- received copy of email from lender for Client exception approval reflecting that loan was approved by Client for lack of 24 month concurrent mortgage history. Sent Client an email to confirm client acknowledged exception. Received email 3/3/15 response from client confirming that exception for lack of 24 months housing history is acknowledged. No lates were noted. CRED 0001 Exception overridden to EV2.;

300005767	148364	03/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,150,000 is supported. No post closing CDA provided.	03/13/2015
Income verified was not used in qualifying - Per VOE (pg 184), additional bonus income continuance based on 2013 average of $7,260/month was not used to qualify. ; Substantial verified employment history - Borrower has been a Pediatric Cardiologist for 15.6 years.; Excellent verified credit history - Post closing reserves of $317,507.59. 49 months of verified PITI reserves. 12 months required per guidelines. ;

3/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005767	148533	03/09/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence borrower received the Notice to Home Applicant disclosure.	03/13/2015
Income verified was not used in qualifying - Per VOE (pg 184), additional bonus income continuance based on 2013 average of $7,260/month was not used to qualify. ; Substantial verified employment history - Borrower has been a Pediatric Cardiologist for 15.6 years.; Excellent verified credit history - Post closing reserves of $317,507.59. 49 months of verified PITI reserves. 12 months required per guidelines. ;

3/13/15 - Received 4 page document that includes the Notice to Home Loan Application with Credit Score Disclosure matching the scores on credit report dated 01/08/15 (pg 94). FACT 0001 Exception Cleared.

3/13/15 - Received 4 page document that includes the Notice to Home Loan Application with Credit Score Disclosure matching the scores on credit report dated 01/08/15 (pg 94). FACT 0001 Exception Cleared.

300005767	148534	03/09/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence borrower received the Right to Receive Credit Scores disclosure.	03/13/2015
Income verified was not used in qualifying - Per VOE (pg 184), additional bonus income continuance based on 2013 average of $7,260/month was not used to qualify. ; Substantial verified employment history - Borrower has been a Pediatric Cardiologist for 15.6 years.; Excellent verified credit history - Post closing reserves of $317,507.59. 49 months of verified PITI reserves. 12 months required per guidelines. ;

3/13/15 - Received a response from the Lender of: "attached is disclosure and system print history to show the disclosure was provided electronically on 1/21/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #9-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/21/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #9 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/21/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

3/13/15 - Received a response from the Lender of: "attached is disclosure and system print history to show the disclosure was provided electronically on 1/21/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #9-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/21/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #9 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/21/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

300005589	148347	03/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,025,000 is supported. No post closing CDA provided.	03/10/2015
Low DTI - 16.81% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified credit history - 778 qualifying credit score. 720 minimum required per guidelines. No derogatory credit. 33 months of mortgage history reporting 0x30. Credit file dates to 10/1998. ;

3/9/15 - Received 3rd Party Desk Review dated 2/10/15 that reflects original appraisal value of $1,025,000 is supported, however has commentary that estimate of value is $800,000.  Value confirmed by CDA which is performed by licensed appraiser. NEED UPDATED CDA WITH CORRECT VERBIAGE FOR VALUE, CURRENTLY STATES $800,000. SENT Client EMAIL REQUEST FOR CORRECTION. APPR 0040 Exception Remains.;
3/10/15 - Received revised 3rd Party Desk Review dated 3/10/15 that reflects original appraisal value of $1,025,000 is supported.  Commentary corrected to reflect $1,025,000 is estimate of value.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

3/9/15 - Received 3rd Party Desk Review dated 2/10/15 that reflects original appraisal value of $1,025,000 is supported, however has commentary that estimate of value is $800,000.  Value confirmed by CDA which is performed by licensed appraiser. NEED UPDATED CDA WITH CORRECT VERBIAGE FOR VALUE, CURRENTLY STATES $800,000. SENT Client EMAIL REQUEST FOR CORRECTION. APPR 0040 Exception Remains.;
3/10/15 - Received 3rd Party Desk Review dated 3/10/15 that reflects original appraisal value of $1,025,000 is supported.  Commentary corrected to reflect $1,025,000 is estimate of value.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005589	148354	03/07/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	03/13/2015
Low DTI - 16.81% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified credit history - 778 qualifying credit score. 720 minimum required per guidelines. No derogatory credit. 33 months of mortgage history reporting 0x30. Credit file dates to 10/1998. ;

3/13/15 - Received 4 page document that includes the Notice to Home Loan Applicant with Credit Score Disclosure for the subject borrower, however, documents appear to correspond with earlier dated credit report  and reflects different credit scores (score of 771 as compared to score of 778 per later dated credit report version provided in file on page 88). No exception cleared. Missing Notice to Home Loan Applicant with Credit Score Disclosure that matches with credit report in file. FACT 0001 Exception Remains.;
3/13/15 - Received 4 page Notice to Home Loan Applicant disclosure for later datred credit report that includes Credit Score Disclosure. FACT 0001 Exception Cleared.
												3/13/15 - Received 4 page Notice to Home Loan Applicant disclosure for later datred credit report that includes Credit Score Disclosure. FACT 0001 Exception Cleared.
300005589	148355	03/07/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	03/13/2015
Low DTI - 16.81% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified credit history - 778 qualifying credit score. 720 minimum required per guidelines. No derogatory credit. 33 months of mortgage history reporting 0x30. Credit file dates to 10/1998. ;

3/13/15 - Received a response from the Lender of: "disclosure is attached along with system print history to show it was provided on 1/15/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/15/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/14/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

3/13/15 - Received a response from the Lender of: "disclosure is attached along with system print history to show it was provided on 1/15/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/15/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/14/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

300005589	148356	03/07/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter from title insurer provided.	03/13/2015
Low DTI - 16.81% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified credit history - 778 qualifying credit score. 720 minimum required per guidelines. No derogatory credit. 33 months of mortgage history reporting 0x30. Credit file dates to 10/1998. ;

3/13/15 - Received 2 pages of blank documents. No exception cleared. Please upload CPL. TITL 0005 Exception Remains.;
3/13/15 - Received 5 page CPL document for subject loan. TITL 0005 Exception Cleared.
												3/13/15 - Received 5 page CPL document for subject loan. TITL 0005 Exception Cleared
300005589	148358	03/07/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Lender guidelines require paystubs covering a 30 day period. Borrower is paid biweekly per paystub in file (pg 159). Paystub covers only 2 weeks. Missing sufficient, consecutive pay stubs to cover 30 days as required per guidelines.
									03/17/2015
Low DTI - 16.81% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified credit history - 778 qualifying credit score. 720 minimum required per guidelines. No derogatory credit. 33 months of mortgage history reporting 0x30. Credit file dates to 10/1998. ;

3/13/15 - Received rebuttal from lender which states: "There is a Written VOE in file, paystubs are not required when there is a Written VOE in the file, see guidelines." Lender copy pasted guidelines which matches page 46 of Lender guides stating: " Documentation of Income (Requirements): Written VOE covering two full years and year to date income and a verbal VOE obtained no more than 10 Business Days prior to the closing date, or all of the following:
1) YTD paystub or salary voucher documenting at least 30 days of income
2) W-2 forms for the most recent two tax years
3) Verbal VOE obtained no more than 10 Business Days prior to the closing date.
No exception cleared. Unable to locate Written VOE in file. File only contains Written VOE (pg 158), however income section from prior two years is not filled out and YTD income is missing in the form. Written VOE must reflect two full years and YTD income as required per guides. CRED 0082 Exception Remains.;
3/17/15 - Received lender response of: "additional paystubs".  Attached is copies of two paystubs covering one full month from 11/22/2014 to 12/05/2014 and the second from 12/06/2014 to 12/19/2014 which matches to the stub in file (pg. 159).  Additional pay stub supports the income used in qualifying. CRED 0082 Exception Cleared.

3/17/15 - Received lender response of: "additional paystubs".  Attached is copies of two paystubs covering one full month from 11/22/2014 to 12/05/2014 and the second from 12/06/2014 to 12/19/2014 which matches to the stub in file (pg. 159).  Additional pay stub supports the income used in qualifying. CRED 0082 Exception Cleared.

300005750	148384	03/07/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/20/2015
Income verified was not used in qualifying - Additional Bonus income per VOE (pg 31) averages $11,418/mo over the years, 2014 and 2013, however it was not used to qualify the borrower.; Substantial verified reserves - Post closing reserves of $95,903.26. 29 months of PITI reserves verified. 12 months required per guidelines. Borrower has sufficient remaining liquid reserves to meet 6 month PITI requirement on primary residence. ; Excellent verified housing payment history - 775/775 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Conservative credit users. Credit file dates back to 10/1990. ;

3/18/15 - Received response from lender of: "Closing instructions with details recording instructions signed by closing agent". Provided is a copy of page 2 of lender closing instruction reflecting under item C that instruction to the settlement agent is to close properly this subject mortgage transaction including the execution of the herein referenced mortgage instrument(s), the disbursement of the proceeds of the loan, and the recording of the mortgage and assure that: 1) Title, We the lender, will have, after execution and recording of the instrument(s), a valid first mortgage lien upon a marketable fee simple title vested in the mortgagors and a final title policy in the amount of the mortgage insuring us, or to whom we have assigned, said policy to be without exception. ** No Exception Cleared.  Provide either copy of final title policy or evidence of recorded mortgage.  Instruction does not state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
3/20/15 - Received response from lender of: "Copies of recorded documents from county website". Attached is a copy of the "unofficial" executed recorded Mortgage Deed of Trust, Rider and legal description attachment (25 total pages) along with a screen print from the County Register of Deeds which includes Book and page of recording that matches to the stamp on the DOT to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

3/18/15 - Received response from lender of: "Closing instructions with details recording instructions signed by closing agent". Provided is a copy of page 2 of lender closing instruction reflecting under item C that instruction to the settlement agent is to close properly this subject mortgage transaction including the execution of the herein referenced mortgage instrument(s), the disbursement of the proceeds of the loan, and the recording of the mortgage and assure that: 1) Title, We the lender, will have, after execution and recording of the instrument(s), a valid first mortgage lien upon a marketable fee simple title vested in the mortgagors and a final title policy in the amount of the mortgage insuring us, or to whom we have assigned, said policy to be without exception. ** No Exception Cleared.  Provide either copy of final title policy or evidence of recorded mortgage.  Instruction does not state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
3/20/15 - Received response from lender of: "Copies of recorded documents from county website". Attached is a copy of the "unofficial" executed recorded Mortgage Deed of Trust, Rider and legal description attachment (25 total pages) along with a screen print from the County Register of Deeds which includes Book and page of recording that matches to the stamp on the DOT to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300005750	148390	03/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $645,000 is supported. No post closing CDA provided.	03/09/2015
Income verified was not used in qualifying - Additional Bonus income per VOE (pg 31) averages $11,418/mo over the years, 2014 and 2013, however it was not used to qualify the borrower.; Substantial verified reserves - Post closing reserves of $95,903.26. 29 months of PITI reserves verified. 12 months required per guidelines. Borrower has sufficient remaining liquid reserves to meet 6 month PITI requirement on primary residence. ; Excellent verified housing payment history - 775/775 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Conservative credit users. Credit file dates back to 10/1990. ;
											3/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $645,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	3/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $645,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005750	148394	03/07/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days (pg 128). Any new credit accounts opened to be fully documented.	03/18/2015
Income verified was not used in qualifying - Additional Bonus income per VOE (pg 31) averages $11,418/mo over the years, 2014 and 2013, however it was not used to qualify the borrower.; Substantial verified reserves - Post closing reserves of $95,903.26. 29 months of PITI reserves verified. 12 months required per guidelines. Borrower has sufficient remaining liquid reserves to meet 6 month PITI requirement on primary residence. ; Excellent verified housing payment history - 775/775 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Conservative credit users. Credit file dates back to 10/1990. ;

3/18/15 - Received response from lender of: "Credit Inquiry letter". Attached is copy of letter addressing inquiries stating it is related to the subject loan, no other new debt.  CRED 0093 Exception Cleared.

3/18/15 - Received response from lender of: "Credit Inquiry letter". Attached is copy of letter addressing inquiries stating it is related to the subject loan, no other new debt.  CRED 0093 Exception Cleared.

300005750	148485	03/08/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Per Sales Contract addendum (pg 187) subject is being sold subject to existing Vacation Rental agreements for 2014 and 2015. No copy of these agreements were provided. Lender Guidelines for Second Home (pg 12 of 70) state no agreements allowed which give a management firm control over occupancy of a property. Unable to existing rental agreements on subject meet lender guideline requirements.
									03/18/2015
Income verified was not used in qualifying - Additional Bonus income per VOE (pg 31) averages $11,418/mo over the years, 2014 and 2013, however it was not used to qualify the borrower.; Substantial verified reserves - Post closing reserves of $95,903.26. 29 months of PITI reserves verified. 12 months required per guidelines. Borrower has sufficient remaining liquid reserves to meet 6 month PITI requirement on primary residence. ; Excellent verified housing payment history - 775/775 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Conservative credit users. Credit file dates back to 10/1990. ;

3/18/15 - Received lender response of: "Information regarding rentals".  Attached is statement of: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements per the enacted legislation.  The General Assembly finds that the growth of the tourism industry has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.  There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.

3/18/15 - Received lender response of: "Information regarding rentals in NC".  Attached is statement of: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act.  The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.  There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.

300005744	149578	03/17/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003 application. Only final 1003 provided in file (pg 353).	03/19/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;

3/19/15 - Received response from lender of: "initial 1003".  Attached is copy of unexecuted initial 1003.  Page 3 of 4 reflects a lender signature with a print date of 1/16/2015.  Document print date (bottom of form) reflects a print date for the document on 1/20/2015.  APP 0003 Exception Cleared.

3/19/15 - Received response from lender of: "initial 1003".  Attached is copy of unexecuted initial 1003.  Page 3 of 4 reflects a lender signature with a print date of 1/16/2015.  Document print date (bottom of form) reflects a print date for the document on 1/20/2015.  APP 0003 Exception Cleared.

300005744	149591	03/17/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $993,000 is supported. No post closing CDA provided.	03/19/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;
											3/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $993,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	3/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $993,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005744	149597	03/17/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 90) is on H8 form. Refinance is a Lender to Lender refinance of 1st mortgage and non-lender to lender refinance of 2nd mortgage.  Amount of mortgage to subject lender has increased due to paying off 2nd lien. Lender to Lender refinance with new funds advanced should be on H-9 form.
									04/01/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;

4/1/15 - Received response from lender: "Notice of right to cancel".  Attached is a copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period and with evidence of overnight deliver . Attached is copy of new ROR executed by the two title holders and dated on 03/26/15. New ROR reflects a rescission expiration date of midnight on 03/30/15. New re-opened rescission period has elapsed.  ROR 0011 Exception Cleared.;

4/1/15 - Received response from lender: "Notice of right to cancel".  Attached is a copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period and with evidence of overnight deliver . Attached is copy of new ROR executed by the two title holders and dated on 03/26/15. New ROR reflects a rescission expiration date of midnight on 03/30/15. New re-opened rescission period has elapsed.  ROR 0011 Exception Cleared.;

300005744	149598	03/17/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence those borrowers was provided with Notice to Home Loan Applicant Disclosure.	03/17/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;
											3/17/15 - Received copies of Notice to Home Loan Applicant Disclosures for both borrowers. FACT 0001 Exception Cleared.	3/17/15 - Received copies of Notice to Home Loan Applicant Disclosures for both borrowers. FACT 0001 Exception Cleared.
300005744	149599	03/17/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence those borrowers was provided with Right to Receive Credit Scores Disclosure.	03/18/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;

3/18/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/20/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079) and itemization of all disclosures included in Packet #4 of Initial Disclosures. Application date is 01/16/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.

3/18/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/20/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079) and itemization of all disclosures included in Packet #4 of Initial Disclosures. Application date is 01/16/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.

300005744	149600	03/17/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage per evidence of insurance is $581,800 (pg 85) with no extended coverage noted. Minimum required coverage is lower of Cost to Replace ($949,321) or Note amount ($744,000). Minimum required coverage of $744,000 is not provided.
									03/19/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;

3/19/15 - Received response from lender of: "Hazard Insurance".  Attached is updated Dec Page that reflects Dwelling coverage of $581,800. Below the dwelling coverage is Extended Replacement Cost coverage as well as an additional auxiliary private structures coverage listed as $58,180 with Inflation coverage added to this amount. Dec page additionally reflects personal property and personal property replacement cost coverage as well.  HAZ 0004 Exception Cleared

3/19/15 - Received response from lender of: "Hazard Insurance".  Attached is updated Dec Page that reflects Dwelling coverage of $581,800. Below the dwelling coverage is Extended Replacement Cost coverage as well as an additional auxiliary private structures coverage listed as $58,180 with Inflation coverage added to this amount. Dec page additionally reflects personal property and personal property replacement cost coverage as well.  HAZ 0004 Exception Cleared

300005744	149611	03/17/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Missing current, signed lease agreement on rental property. Lender used rental income to qualify the borrower. Lease agreement required per Appendix Q.	03/20/2015
Excellent verified credit history - 781/746 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1994. ; Excellent verified housing payment history - 176 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Coborrower is Physician Assist. Per paystub (pg 202) co-borrowers base income is $8109/mo paid monthly. Co-borowers income is documented by paystubs and 2 years W2s. Coborrower income of $8109/mo was not used by lender to qualify.;

3/19/15 - Received response from lender of: "Lease Agreement".  Attached is copy of a lease dated 9/8/2014 for the subject property.  Lease amount was $1700 per month but the term states month to month commencing on 9/15/2014 and terminating on 10/31/2014. ** No Exception Cleared. Appendix Q requires a current signed Lease or other rental agreement.  Expired lease is not acceptable.  LEAS 0001 Exception Remains;
3/19/15 - Received response from lender of: Lease agreement explanation".  Attached is copy of email chain that reflects a response from the leasing agency that is reflected on the top of the lease agreement.  Email from agency representative states that the subject lease presented is the current lease.  Further, states that once the expiration of the original lease, it automatically transfers to a Month to Month lease.  All the terms and conditions remain in force".  The copy of the lease reflects a statement on page 2 under the section "Notice of Termination" to support the email confirmation.  It states: "In the event this agreement is not terminated by either party as herein provided, the Resident shall become a holdover tenant on a month to month tenancy until terminated by either party as herein above provided". This satisfies that lease used in loan qualification is considered current. LEAS 0001 Exception Cleared.

3/19/15 - Received response from lender of: Lease agreement explanation".  Attached is copy of email chain that reflects a response from the leasing agency that is reflected on the top of the lease agreement.  Email from agency representative states that the subject lease presented is the current lease.  Further, states that once the expiration of the original lease, it automatically transfers to a Month to Month lease.  All the terms and conditions remain in force".  The copy of the lease reflects a statement on page 2 under the section "Notice of Termination" to support the email confirmation.  It states: "In the event this agreement is not terminated by either party as herein provided, the Resident shall become a holdover tenant on a month to month tenancy until terminated by either party as herein above provided". This satisfies that lease used in loan qualification is considered current. LEAS 0001 Exception Cleared.

300008443	151693	03/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $910,000 is supported. No post closing CDA provided.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300008443	151695	03/27/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	No initial TIL provided in file. MDIA and compliance testing cannot be completed.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;
											4/1/15 - Received TIL dated 03/03/15 which is within 3 days of loan application date 02/26/15. TIL 0002 Exception Cleared.	4/1/15 - Received TIL dated 03/03/15 which is within 3 days of loan application date 02/26/15. TIL 0002 Exception Cleared.
300008443	151696	03/27/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
Line 809 of HUD (pg 329) provided reflects that borrower paid an Appraisal Review fee at closing.  Missing copy of Lender Desk Review. Copy of Appraisal Invoice was not provided in file to confirm type of fee charged to borrower.
									04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received response from lender of: "Appraisal Invoice". Iinvoice showing $110 for appraisal retained fee for management fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.

4/1/15 - Received response from lender of: "Appraisal Invoice". Iinvoice showing $110 for appraisal retained fee for management fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.

300008443	151698	03/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 -  Received HUD Acknowledgement signed by borrower confirming receipt of Special Information Handbook/HUD Settlement Book. Letter is dated 03/03/15 which is within 3 days of loan application date 02/26/15. COMP 0038 Exception Cleared.

4/1/15 -  Received HUD Acknowledgement signed by borrower confirming receipt of Special Information Handbook/HUD Settlement Book. Letter is dated 03/03/15 which is within 3 days of loan application date 02/26/15. COMP 0038 Exception Cleared.

300008443	151699	03/27/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;
											4/1/15 - Received Notice to Home Loan Applicant disclosure that matches date of credit report (pg 91). FACT 0001 Exception Cleared.	4/1/15 - Received Notice to Home Loan Applicant disclosure that matches date of credit report (pg 91). FACT 0001 Exception Cleared.
300008443	151700	03/27/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #21-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 03/02/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen has handwritten notes which states "Docs in Packet # 21"m reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #21 of Initial Disclosures. Application date is 02/26/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

4/1/15 - Received Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #21-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 03/02/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen has handwritten notes which states "Docs in Packet # 21"m reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #21 of Initial Disclosures. Application date is 02/26/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

300008443	151708	03/27/2015	Compliance	MDIA - Final TIL not within Fixed Rate tolerance of .125%	RESPA 0014	1	Closed	No initial TIL in file. MDIA testing cannot be completed.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received TIL dated within 3 days of loan application date.  APR on initial TIL is 4.035%. Final TIL (pg 335) reflects APR of 4.283%. Final TIL is not within Fixed Rate tolerance of .125%. Missing interim TIL. RESPA 0014 Exception Remains.;
4/1/15 - Received response from lender of: "Correct Initial TIL".  Attached is TIL dated after initial TIL, thus an interim TIL with a disclosed APR that matches to the final TIL, curing the tolerance issue.  RESPA 0014 Exception Cleared.

4/1/15 - Received response from lender of: "Correct Initial TIL".  Attached is TIL dated after initial TIL, thus an interim TIL with a disclosed APR that matches to the final TIL, curing the tolerance issue.  RESPA 0014 Exception Cleared.

300008443	151712	03/27/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;
											4/1/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and a score of 1000. CRED 0089 Exception Cleared.	/1/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and a score of 1000. CRED 0089 Exception Cleared.
300008443	151713	03/27/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing the following initial disclosures dates within 3 days of application date: 1) Homeownership Counseling disclosure. 2) Federal Privacy Disclosure. 3) US Patriot Act disclosure.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received Homeowner Counseling disclosure dated within 3 business days of application date. Exception partially cleared. Still missing the following disclosures: 1) Federal Privacy Disclosure. 2) US Patriot Act disclosure. COMP 0006 Exception Remains.;
4/1/15 - Received a History log screen print from the lenders LOS system reflecting Initial Disclosure package generated and proof sent on date to confirm disclosures created adn sent within 3 business days of application date.  An additional screen print reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice and US Patriot Act disclosures included. COMP 0006 Exception Cleared.

4/1/15 - Received a History log screen print from the lenders LOS system reflecting Initial Disclosure package generated and proof sent on date to confirm disclosures created adn sent within 3 business days of application date.  An additional screen print reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice and US Patriot Act disclosures included. COMP 0006 Exception Cleared.

300008443	151716	03/27/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing letter signed by borrower addressing all credit inquiries in past 120 days.  Any new credit accounts opened to be fully documented.  Credit account (pg 96) reflects 3 other inquiries other than subject report.
									04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received signed letter by borrower addressing all credit inquiries in past 120 days. Inquiries are all dated 02/08/15 and are for the subject loan. No new credit accounts opened. CRED 0093 Exception Cleared.

4/1/15 - Received signed letter by borrower addressing all credit inquiries in past 120 days. Inquiries are all dated 02/08/15 and are for the subject loan. No new credit accounts opened. CRED 0093 Exception Cleared.

300008443	151717	03/27/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive Appraisal disclosure. No evidence that borrower was provided with copy of appraisal documentation.	04/01/2015
Substantial verified reserves - Post closing reserves of $335,482.55. 58 months of verified PITI reserves. 9 months PITI reserves required. ; Substantial verified employment history - Written VOE (pg 111) confirms 11 years of employment as Physician. ; Excellent verified housing payment history - 133 months of reported mortgage history paid 0x30. ;

4/1/15 - Received signed Notice to Mortgage Loan Applicant Appraisal Alternatives which informs borrower her right to receive copy of appraisal. Also received signed Acknowledgement of Receipt of Appraisal by borrower within 3 business days prior to closing. ECOA 0001 Exception Cleared.

4/1/15 - Received signed Notice to Mortgage Loan Applicant Appraisal Alternatives which informs borrower her right to receive copy of appraisal. Also received signed Acknowledgement of Receipt of Appraisal by borrower within 3 business days prior to closing. ECOA 0001 Exception Cleared.

300007345	152104	03/30/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Signed 1008 in file (pg 3) is undated. No other lender approval in file. Unable to determine loan approval date.	04/03/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;
											4/3/15 - Received lender response of: Signed and dated 1008. Attached is executed and dated 1008 reflecting a DTI of 28.75% that matches to the DTI in file. APRV 0003 Exception Cleared.	4/3/15 - Received lender response of: Signed and dated 1008. Attached is executed and dated 1008 reflecting a DTI of 28.75% that matches to the DTI in file. APRV 0003 Exception Cleared.
300007345	152105	03/30/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	04/02/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;
											4/2/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and 990 score. CRED 0089 Exception Cleared.	4/2/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and 990 score. CRED 0089 Exception Cleared.
300007345	152107	03/30/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA provided.	04/01/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

3/31/15 - APPR 0040 - Missing Third Party Appraisal Analysis: Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA provided. APPR 0040 Exception Remains.;
3/31/15 - Received 3rd party Field Review that reflects original appraisal value of $690,000 is not supported but is supported within tolerance.  Value reflected of $680,000 creates a negative -1.45% variance which is acceptable.  Value confirmed by Field Review which is performed by licensed appraiser. APN number matches to original file appraisal.  APPR 0040 Exception Cleared.

3/31/15 - Received 3rd party Field Review that reflects original appraisal value of $690,000 is not supported but is supported within tolerance.  Value reflected of $680,000 creates a negative -1.45% variance which is acceptable.  Value confirmed by Field Review which is performed by licensed appraiser. APN number matches to original file appraisal. APPR 0040 Exception Cleared.

300007345	152108	03/30/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisers license not provided in file. Appraisal (pg 381) reflects expiration date of 10/31/2015.	04/03/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

4/2/15 - Received statement from lender of: "Appraisers License" however no license was attached. Lender attached a sixty page document that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. Appraisers license not provided in file. APPR 0043 Exception Remains.;
4/3/15 - Received response from lender of: "Appraisers license".  Attached is the online license lookup for the appraiser: License confirmed as active with expiration date of 10/31/2015. This matches to data included in appraisal.  APPR 0043 Exception Cleared.

4/3/15 - Received response from lender of: "Appraisers license".  Attached is the online license lookup for the appraiser: License confirmed as active with expiration date of 10/31/2015. This matches to data included in appraisal.  APPR 0043 Exception Cleared.

300007345	152109	03/30/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure. Subject disclosure was not attached to credit report.	04/02/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;
											4/2/15 - Received Notice to Home Loan Applicant disclosure on both borrowers dated same day as credit report. FACT 0001 Exception Cleared.	4/2/15 - Received Notice to Home Loan Applicant disclosure on both borrowers dated same day as credit report. FACT 0001 Exception Cleared.
300007345	152110	03/30/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
HUD for sale of prior primary (pg 24) is not signed or stamped certified by closing agent.  Unable to confirm prior primary as sold. Loan qualification contingent upon prior primary being sold, current mortgage being paid off and proceeds used for closing on subject.
									04/02/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

4/2/15 - Received Final HUD executed by all parties and settlement agent for departing residence. HUD reflects settlement date 03/10/15 which is prior to subject note date of 03/13/15. Removed PITI payment of $1453/mo on departing residence based on document provided. Line 504 of HUD reflects pay off and sales proceeds of $100,347.36. HUD 0011 Exception Cleared.

4/2/15 - Received Final HUD executed by all parties and settlement agent for departing residence. HUD reflects settlement date 03/10/15 which is prior to subject note date of 03/13/15. Removed PITI payment of $1453/mo on departing residence based on document provided. Line 504 of HUD reflects pay off and sales proceeds of $100,347.36. HUD 0011 Exception Cleared.

300007345	152111	03/30/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing signed P&L and Balance sheet for borrowers 1065 partnership entity. File contains tax returns on pages 100, 122.	04/16/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

4/2/15 - Received rebuttal from lender which states: "The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. P&L and Balance sheet are required for business entity per Appendix Q. Documentation used to render loan approval and qualification which include income, must be dated on or before loan consummation. CRED 0082 Exception Remains.;
4/16/15 - Received signed 2014 P&L and Balance sheet for borrowers 1065 partnership business entity.  Balance Statement links 1065 partnership business entity with rental property as document list the said property as the only Asset and the two mortgage loans as the only liabilities for the business entity.  P&L is supportive of rental income. CRED 0082 Exception Cleared.

4/16/15 - Received signed 2014 P&L and Balance sheet for borrowers 1065 partnership business entity.  Balance Statement links 1065 partnership business entity with rental property as document list the said property as the only Asset and the two mortgage loans as the only liabilities for the business entity.  P&L is supportive of rental income. CRED 0082 Exception Cleared.

300007345	152165	03/30/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd party verification of borrowers self employment.	04/21/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

4/2/15 - Received rebuttal from lender which states:"The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. P&L and Balance sheet are required for business entity per Appendix Q. Documentation used to render loan approval and qualification which include income, must be dated on or before loan consummation. CRED 0006 Exception Remains.;
4/16/15 - Received self employed verification with business entity through CPA, who prepared the business tax returns, however, VVOE is dated post consummation. No exception cleared. Because this particular exception requirement falls within the employment verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. CRED 0006 Exception Remains.;
4/17/15 - Received self employed verification for borrower with 1065 business entity through CPA, who prepared the business tax returns. VVOE is dated prior to consummation date. Date of business started on 04/09/07 per 1065 in file.  Exception partially cleared. Business is owned by both borrowers with 50% interest each. VVOE provided is for Borrower only. Please provide self employed verification for co-borrower with self employment of business entity. CRED 0006 Exception Remains.;
4/21/15 - Received self employed verification for  through CPA, who prepared the business tax returns. VVOE is dated prior to consummation date. Date of business started on 04/09/07 per 1065 in file. Clearing exception based on VVOE presented for B1 and previous VVOE presented for B2 both with business entity. CRED 0006 Exception Cleared.

4/21/15 - Received self employed verification for  through CPA, who prepared the business tax returns. VVOE is dated prior to consummation date. Date of business started on 04/09/07 per 1065 in file. Clearing exception based on VVOE presented for B1 and previous VVOE presented for B2 both with business entity. CRED 0006 Exception Cleared.

300007345	152171	03/30/2015	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
UPDATED EXCEPTION: Lender approved DTI of 28.75%. Review DTI of 31.72%. Difference due to lender not counting 1065 partnership losses from 1065 entity (pg 100, 122). Additionally, tax returns reflect income source is real estate. If income reflected on 1065 entity is the result of Lease Income from real estate owner, copies of Lease Agreement will be required.

ORIGINAL EXCEPTION: Lender approved DTI of 28.75%. Review DTI of 40.05%. Difference of 11.3% is due to lender not counting 1065 partnership losses from 1065 entity  (pg 100, 122). Additionally, tax returns reflect income source is real estate. If income reflected on 1065 entity is the result of Lease Income from real estate owner, copies of Lease Agreement will be required. (See General Comments).
									04/16/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;

4/2/15 - Received rebuttal from lender which states: "The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. Unable to link the rental property with the business entity based on the documents/business tax returns in the original file. Please provide documentation to link the business with rental property. Income will be re-calculated pending receipt of documentation requested. CRED 0084 Exception Remains.;
4/16/15 - Lender attached copy of lease agreement for the rental property in VA. Rent is $1400/mo. Also received signed 2014 P&L and Balance sheet for borrowers 1065 partnership entity under exception code CRED 0082. Balance Sheet links 1065 business entity with rental proeprty as document list the said property as the only Asset and the two mortgage loans as the only two liabilities for the business entity.  Re-calculated partnership losses from the 1065 business entity based on documents presented via Stips. Lender approved DTI of 28.75%. Review DTI of 29.30%. Variance is non material. CRED 0084 Exception Cleared.

4/16/15 - Lender attached copy of lease agreement for the rental property in VA. Rent is $1400/mo. Also received signed 2014 P&L and Balance sheet for borrowers 1065 partnership entity under exception code CRED 0082. Balance Sheet links 1065 business entity with rental proeprty as document list the said property as the only Asset and the two mortgage loans as the only two liabilities for the business entity.  Re-calculated partnership losses from the 1065 business entity based on documents presented via Stips. Lender approved DTI of 28.75%. Review DTI of 29.30%. Variance is non material. CRED 0084 Exception Cleared.

300007345	152661	04/02/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed
Based on lender response on 04/02/15, loan is missing lease agreement for property located in VA. No lease provided as required by Appendix Q. Rental income reported on business tax returns and is used to offset losses (pg 100). Real estate loan for property is reported on borrowers' personal credit report (pg 16, 23).
									04/16/2015
Excellent verified credit history - 781/796 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1988. ; Substantial verified employment history - Borrower on current job for 10 years, 11 months per VVOE. ;
											4/16/15 - Received copy of lease agreement on REO. Rent is $1400/mo. LEAS 0001 Exception Cleared.	4/16/15 - Received copy of lease agreement on REO. Rent is $1400/mo. LEAS 0001 Exception Cleared.
300006241	152958	04/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA is provided.	04/07/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;
											4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
300006241	152963	04/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed
Missing evidence that borrower Special Information Handbook was provided within 3 days of loan application date. Lender screen prints (pg 346, 347) are not sufficient to confirm printing and delivery of required disclosures.
									04/08/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;

4/8/15 - Received a response from the Lender of: "Disclosures". Attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #50-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Screen prints contain a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Created. Second print screen reflects line #11 HUD Booklet Acknowledgement and itemization of all disclosures included in Packet #55 of Initial Disclosures. 3rd page is Borrower Acknowledgement of HUD Settlement Cost Booklet e-signed by both borrowers. Doc # on bottom of the document matches DOC ID on line #11 thus disclosure is confirmed to have been disclosed along with initial disclosures on 01/30/15. Application date is 01/27/15, thus disclosures were sent within 3 business days. COMP 0038 Exception Cleared.

4/8/15 - Received a response from the Lender of: "Disclosures". Attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #50-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Screen prints contain a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Created. Second print screen reflects line #11 HUD Booklet Acknowledgement and itemization of all disclosures included in Packet #55 of Initial Disclosures. 3rd page is Borrower Acknowledgement of HUD Settlement Cost Booklet e-signed by both borrowers. Doc # on bottom of the document matches DOC ID on line #11 thus disclosure is confirmed to have been disclosed along with initial disclosures on 01/30/15. Application date is 01/27/15, thus disclosures were sent within 3 business days. COMP 0038 Exception Cleared.

300006241	152964	04/04/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower received the Notice to Home Applicant disclosure.	04/15/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;
											4/13/15 - Received response from lender stating: "Notice to Applicant". Attached is 8-page copy of Notice to Applicant, one to each borrower. FACT 0001 Exception Cleared.	4/13/15 - Received response from lender stating: "Notice to Applicant". Attached is 8-page copy of Notice to Applicant, one to each borrower. FACT 0001 Exception Cleared.
300006241	152965	04/04/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower received the Right to Receive Credit Scores disclosure.	04/08/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;

4/8/15 - Received a response from the Lender of: "Disclosures". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #55-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Printed. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #55 of Initial Disclosures. Application date is 01/27/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

4/8/15 - Received a response from the Lender of: "Disclosures". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #55-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Printed. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #55 of Initial Disclosures. Application date is 01/27/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

300006241	152974	04/04/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Change of Circumstance documents dated within 3 days prior to redisclosed GFEs (page 307/312/317).	04/17/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;

4/8/15 - Received Change of Circumstance documents that correspond with redisclosed GFEs for lock extension and for another lock extension. Exception partially cleared. Provide Change of Circumstance that corresponds with GFE dated 02/03/15.  RESPA 0005 Exception Remains.;
4/16/15 - Received response from lender of: "Disclosures 2/3/15:.  Attached is two documents.  First is a lender system screen print reflecting RESPA 2010 GFE on the subject borrower reflecting history for GFEs created.  The second document is 27-page document that reflects all initial disclosures on to matches to the application date. The GFE matches to the initial GFE disclosure that was dated one business day prior, thus no COC is required. RESPA 0005 Exception Cleared.

4/16/15 - Received response from lender of: "Disclosures 2/3/15:.  Attached is two documents.  First is a lender system screen print reflecting RESPA 2010 GFE on the subject borrower reflecting history for GFEs created.  The second document is 27-page document that reflects all initial disclosures on to matches to the application date. The GFE matches to the initial GFE disclosure that was dated one business day prior, thus no COC is required. RESPA 0005 Exception Cleared.

300006241	152977	04/05/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not evidenced in file by copy of the recorded Mortgage, Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date, nor do the Closing instructions (page 47)  indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent stating that they have sent documents out for recording.
									04/08/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;

4/8/15 - Received response from Lender of: "Closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

4/8/15 - Received response from Lender of: "Closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

300006241	153227	04/06/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Subject is new construction. Photos provided in file are largely illegible (pg 268). Unable to determine if photos reflect subject is 100% completed.	04/07/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;
											4/7/15 - Received a copy of full color appraisal, 30 total pages reflecting color photos. Photos confirm subject completed. APPR 0002 Exception Cleared.	4/7/15 - Received a copy of full color appraisal, 30 total pages reflecting color photos. Photos confirm subject completed. APPR 0002 Exception Cleared.
300006241	153232	04/06/2015	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Certification. Unable to confirm Flood Zone designation. Appraisal indicates subject is not located in a flood zone. Missing Flood Cert ordered by lender to confirm.	04/15/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;
											4/13/15 - Received response from lender stating: "Flood Cert". Attached copy of Flood Cert on subject property reflecting subject is not in a flood zone (Zone X). FINS 0004 Exception Cleared.	4/13/15 - Received response from lender stating: "Flood Cert". Attached copy of Flood Cert on subject property reflecting subject is not in a flood zone (Zone X). FINS 0004 Exception Cleared.
300006241	153463	04/07/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Subject property is new construction.  Provide a copy of the issued Certificate of Occupancy by the local municipality for the subject property.  Based on full color appraisal provided, subject was stated to be "as is" but newly completed construction.
									04/15/2015
Substantial verified employment history - Borrower has been employed since August 2007 per VOE (page 96)  and Co Borrower has been employed since January 2008 per VOE (page 104); Excellent verified credit history - Borrowers median credit scores re 774 and 772 with a payment history of 0x30, with no judgments, liens or public records. 720 minimum score required. ; Substantial verified reserves - Post closing reserves of $143,449.50. 31 months of verified PITI reserves. 12 months required. ;

4/13/15 - Received response from lender stating: "attached is Project Inspection Report. City only requires final structure approval for occupancy on single family residences.  They do not require COO for SFR.  The do require COO for commercial and multi-family residences.  Spoke to the Structural Dept at the City who inspects the homes Bottom of the form it states project has been final closed, which means all inspections completed.  Attached is Inspection Request and Project status Schedule for subject property reflecting an asterisk next to Struct Final with Approved dated 2/26/2015.  Bottom of form reflects: This project has been final closed. PROP 0012 Exception Cleared.

4/13/15 - Received response from lender stating: "attached is Project Inspection Report. City only requires final structure approval for occupancy on single family residences.  They do not require COO for SFR.  The do require COO for commercial and multi-family residences.  Spoke to the Structural Dept at the City who inspects the homes Bottom of the form it states project has been final closed, which means all inspections completed.  Attached is Inspection Request and Project status Schedule for subject property reflecting an asterisk next to Struct Final with Approved dated 2/26/2015.  Bottom of form reflects: This project has been final closed. PROP 0012 Exception Cleared.

300006717	154354	04/14/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003. The final 1003 was provided (pg 374). Application date captured.	04/20/2015
Low DTI - Verified DTI of 25.51%, which is well below the guideline max of 43%.; Excellent verified credit history - Borrowers have established credit history since 2004 with mortgage and consumer credit history paid 0x30 and 787/789 FICO scores.; Substantial verified employment history - Borrower has been employed for over 7 years per WVOE (pg 209). Co borrower has been employed for over 4 years with a current position of Accounting Manager per WVOE (pg 210).;
											4/20/15- received copy of initial 1003 signed by LO dated 1/28/15. APP 0003 Exception cleared.	4/20/15- received copy of initial 1003 signed by LO dated 1/28/15. APP 0003 Exception cleared.
300006717	154355	04/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $637,000 is supported. No post closing CDA provided.	04/17/2015
Low DTI - Verified DTI of 25.51%, which is well below the guideline max of 43%.; Excellent verified credit history - Borrowers have established credit history since 2004 with mortgage and consumer credit history paid 0x30 and 787/789 FICO scores.; Substantial verified employment history - Borrower has been employed for over 7 years per WVOE (pg 209). Co borrower has been employed for over 4 years with a current position of Accounting Manager per WVOE (pg 210).;

4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $637,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $637,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300006717	154358	04/14/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower received the FACTA Notice to Home Applicant. Credit Report provided, pg 119.	04/22/2015
Low DTI - Verified DTI of 25.51%, which is well below the guideline max of 43%.; Excellent verified credit history - Borrowers have established credit history since 2004 with mortgage and consumer credit history paid 0x30 and 787/789 FICO scores.; Substantial verified employment history - Borrower has been employed for over 7 years per WVOE (pg 209). Co borrower has been employed for over 4 years with a current position of Accounting Manager per WVOE (pg 210).;
											4/22/15 - Received Notice to Home Applicant on both borrowers. Disclosure is dated 01/28/15 which matches date on the credit report provided. FACT 0001 Exception Cleared.	4/22/15 - Received Notice to Home Applicant on both borrowers. Disclosure is dated 01/28/15 which matches date on the credit report provided. FACT 0001 Exception Cleared.
300006717	154453	04/14/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing terms of withdrawal for co-borrowers 401k (pg 342). Account is included in calculating post closing reserves.	04/22/2015
Low DTI - Verified DTI of 25.51%, which is well below the guideline max of 43%.; Excellent verified credit history - Borrowers have established credit history since 2004 with mortgage and consumer credit history paid 0x30 and 787/789 FICO scores.; Substantial verified employment history - Borrower has been employed for over 7 years per WVOE (pg 209). Co borrower has been employed for over 4 years with a current position of Accounting Manager per WVOE (pg 210).;
											4/20/15 - Received 6 page copy of 401K plan, statement period of 2/1/15 to 2/28/15 for co borrower. Terms of withdrawal for 401k account provided on pages 3-6. CRED 0083 Exception Cleared.	4/20/15 - Received 6 page copy of 401K plan, statement period of 2/1/15 to 2/28/15 for co borrower. Terms of withdrawal for 401k account provided on pages 3-6. CRED 0083 Exception Cleared.
300006717	154473	04/14/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
Updated exception: partially cleared for providing Patriot act disclosure, however exception remains as no proof of affiliated business disclosure was provided to borrowers.

Missing the following initial disclosures: 1) Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date. 2) Missing Patriot Act disclosure.
									04/22/2015
Low DTI - Verified DTI of 25.51%, which is well below the guideline max of 43%.; Excellent verified credit history - Borrowers have established credit history since 2004 with mortgage and consumer credit history paid 0x30 and 787/789 FICO scores.; Substantial verified employment history - Borrower has been employed for over 7 years per WVOE (pg 209). Co borrower has been employed for over 4 years with a current position of Accounting Manager per WVOE (pg 210).;

4/17/15- Received from lender copy of  lender system screen printouts reflecting initial disclosures created and given to borrower. Per hand written notes above column B and C of page 1 of screen shot, additionally copy of Welcome letter provided which reflects the Patriot Act Notice. However no proof provided that Affiliated Business Disclosure was provided to borrower. Exception partially cleared for providing proof of Patriot Act notice, exception remains due to lack of evidence that the Affiliated business disclosure was provided to the borrower. **Exception remains.**COMP 0006 Exception not cleared.;
4/21/15 - Received rebuttal from lender : "lender does not have any affiliations; thus disclosure is not applicable." **Exception not cleared, no documentation was provided such as a letter with bank letter head signed by officer of the bank stating no affiliations. COMP 0006 remains.;
4/22/15 - Received response from lender of: "Letter of no affiliations attached." Lender attached a signed letter from officer of the bank in company letter head stating Lender does not have any affiliations. Patriot Act previously provided. COMP 0006 Exception Cleared.

4/22/15 - Received response from lender of: "Letter of no affiliations attached." Lender attached a signed letter from officer of the bank in company letter head stating Lender does not have any affiliations. Patriot Act previously provided. COMP 0006 Exception Cleared.

110825795	133292	12/23/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	01/06/2015
Substantial verified reserves - Post closing reserves of $257,955.85. 60 months of verified PITI reserves. 18 months PITI reserves required per guidelines.; Excellent verified credit history - 813/801 qualifying credit scores. 720 minimum score required. No derogatory credit. 73 months of mortgage history paid 0x30. Credit file dates back to 9/1991. ;

1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared. - Client: No appraisal review

110825795	133392	12/25/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/07/2015
Substantial verified reserves - Post closing reserves of $257,955.85. 60 months of verified PITI reserves. 18 months PITI reserves required per guidelines.; Excellent verified credit history - 813/801 qualifying credit scores. 720 minimum score required. No derogatory credit. 73 months of mortgage history paid 0x30. Credit file dates back to 9/1991. ;

1/5/15 - Received Credit Report Alert verification form signed and filled out by borrowers. It reads "Credit Report states that phone number may be a mobile phone. Applicants confirmed in person with LO that they only use cell phones." No exception cleared. Missing Fraud report  with all alerts satisfactorily addressed. CRED 0089 Exception Remains.;
1/7/15 - Received complete Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.

												1/7/15 - Received complete Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.
110825795	133394	12/25/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from title insurance provider.	01/05/2015
Substantial verified reserves - Post closing reserves of $257,955.85. 60 months of verified PITI reserves. 18 months PITI reserves required per guidelines.; Excellent verified credit history - 813/801 qualifying credit scores. 720 minimum score required. No derogatory credit. 73 months of mortgage history paid 0x30. Credit file dates back to 9/1991. ;
											1/5/15 - Received Closing Protection Letter from CW Title. TITL 0005 Exception Cleared.	1/5/15 - Received Closing Protection Letter from CW Title. TITL 0005 Exception Cleared.
110825795	133395	12/25/2014	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Lender guidelines require all borrower to have 3 open tradelines. Coborrower has only two open tradelines, Joint mortgage account and credit card. Missing an additional tradeline with minimum 12 months of history to meet 3 tradeline minimum required by guidelines.

Substantial verified reserves - Post closing reserves of $257,955.85. 60 months of verified PITI reserves. 18 months PITI reserves required per guidelines.; Excellent verified credit history - 813/801 qualifying credit scores. 720 minimum score required. No derogatory credit. 73 months of mortgage history paid 0x30. Credit file dates back to 9/1991. ;
											1/13/15 - Received a phone call from Client. Per Client, they acknowledge this exception, thus override to EV2 level. CRED 0009 Exception Overridden to EV2 level.	Client: 1/13/15 - Received a phone call from Client. Per Client, they acknowledge this exception, thus override to EV2 level. CRED 0009 Exception Overridden to EV2 level.
300001879	138902	01/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No CDA provided.	01/28/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $217,517.08 53.27 months.Reserves required of 18 months.; Excellent verified credit history - 720 Qualifying score with no derogatory credit history and minimum credit score required of 720.;
											1/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300001879	138924	01/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	01/28/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $217,517.08 53.27 months.Reserves required of 18 months.; Excellent verified credit history - 720 Qualifying score with no derogatory credit history and minimum credit score required of 720.;

1/28/15 - Received a lender internal screen print reflecting the subject borrower name and address reflecting Disclosure  History Tracking highlighted with an eFolder containing 25 documents and a sent date to correspond with the applciation date.  A second screen print reflects the HUD Settlement Cost Booklet was contained within the eFolder of 25 documents sent out and reflected to have been received by the borrower timely. ** COMP 0038 Exception Cleared.

1/28/15 - Received a lender internal screen print reflecting the subject borrower name and address reflecting Disclosure  History Tracking highlighted with an eFolder containing 25 documents and a sent date to correspond with the applciation date.  A second screen print reflects the HUD Settlement Cost Booklet was contained within the eFolder of 25 documents sent out and reflected to have been received by the borrower timely. ** COMP 0038 Exception Cleared.

300001879	138937	01/26/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	Missing proof of delivery of appraisal to the borrower.	01/28/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $217,517.08 53.27 months.Reserves required of 18 months.; Excellent verified credit history - 720 Qualifying score with no derogatory credit history and minimum credit score required of 720.;

1/28/15 - Received a Borrower Appraisal Acknowledgment dated 1/13/2015 reflecting borrower signatures and date of 1/14/2015 with evidence of receipt of appraisal 3 days prior to closing on subject property.  ECOA 0004 Exception Cleared.

1/28/15 - Received a Borrower Appraisal Acknowledgment dated 1/13/2015 reflecting borrower signatures and date of 1/14/2015 with evidence of receipt of appraisal 3 days prior to closing on subject property.  ECOA 0004 Exception Cleared.

300001879	138938	01/26/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	CPL was not provided in the file.	01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $217,517.08 53.27 months.Reserves required of 18 months.; Excellent verified credit history - 720 Qualifying score with no derogatory credit history and minimum credit score required of 720.;
											1/29/15 - Received copy of Closing Protection Letter for the subject loan file. TITL 0005 Exception Cleared.	1/29/15 - Received copy of Closing Protection Letter for the subject loan file. TITL 0005 Exception Cleared.
110799612	121869	09/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $863,000 is supported. No CDA provided.	03/27/2015
Low DTI - 29% DTI on a fully documented file. 43% maximum DTI allowed. ; Excellent verified housing payment history - 0x30 mortgage history reviewed for 40 months. Guidelines  require 24 months of 0x30 mortgage history. ; Substantial verified reserves - Post closing reserves of $83,621.83 is 21 months of verified PITI reserves. 18 months PITI reserves required per lender guidelines.;
											9/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $863,000 is supported. APPR 0040 Exception Cleared;	9/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $863,000 is supported. APPR 0040 Exception Cleared;
110799612	121955	09/18/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD I. HUD in file (PDF V18) is stated to be Final and is stamped Certified by title agent, however Lines 1302 and 1303 are shown as Estimated charges to the Seller. Unable to confirm final disbursement of funds. All fees on HUD must be the final accounting with no estimated fees. Compliance review is not complete.
									10/09/2014
Low DTI - 29% DTI on a fully documented file. 43% maximum DTI allowed. ; Excellent verified housing payment history - 0x30 mortgage history reviewed for 40 months. Guidelines  require 24 months of 0x30 mortgage history. ; Substantial verified reserves - Post closing reserves of $83,621.83 is 21 months of verified PITI reserves. 18 months PITI reserves required per lender guidelines.;

10/9/14 - Received HUD marked Final Revised, signed and stamped CTC by settlement agent. Line 1302 reflects Final Utility to City escrow payments in the amount of $96.16. Line 1303 reflects Refund of utility holdback to(sellers) in the amount of $453.84. HUD no longer reflect estimated fees. HUD 0001 Exception Cleared.

10/9/14 - Received HUD marked Final Revised, signed and stamped CTC by settlement agent. Line 1302 reflects Final Utility to City escrow payments in the amount of $96.16. Line 1303 reflects Refund of utility holdback to(sellers) in the amount of $453.84. HUD no longer reflect estimated fees. HUD 0001 Exception Cleared.

110799612	121971	09/18/2014	Compliance	Unacceptable Loan Originator Compensation	COMP 0031	1	Closed
Originator per initial 1003 (pg 300) is different than Lender per Note (pg 255).  Per Affiliated Business Disclosure (pg 323) there is a relationship between originator and lender. Possible Broker Originated loan. HUD reflects no fees paid to third party originator. Missing evidence of any compensation paid to broker/third party originator.
									09/26/2014
Low DTI - 29% DTI on a fully documented file. 43% maximum DTI allowed. ; Excellent verified housing payment history - 0x30 mortgage history reviewed for 40 months. Guidelines  require 24 months of 0x30 mortgage history. ; Substantial verified reserves - Post closing reserves of $83,621.83 is 21 months of verified PITI reserves. 18 months PITI reserves required per lender guidelines.;

9/23/14 - Received a copy of an Assumed Business Name Authorization that reflects one business entity name is assumed business name for other business entity.  This assumed business name is effective and is made by the one business entity name and the other business entity name.  By their signatures appearing below, the undersigned Members and Managers of the Designated Business entities authorize the Designated business entities to operate in the states of Washington, Oregon and Utah (the Designated States) under the specific busines entities names and authorize and direct the Company to provide all notices to third parties and governmental authorities which are deemed necessary or advisable in order for the Designated business entity name to legally operate under the New D/B/A. ** Confirmed no TPO part of subject transaction. COMP 0031 Exception Cleared.

9/23/14 - Received a copy of an Assumed Business Name Authorization that reflects one business entity name is assumed business name for other business entity.  This assumed business name is effective and is made by the one business entity name and the other business entity name.  By their signatures appearing below, the undersigned Members and Managers of the Designated Business entities authorize the Designated business entities to operate in the states of Washington, Oregon and Utah (the Designated States) under the specific busines entities names and authorize and direct the Company to provide all notices to third parties and governmental authorities which are deemed necessary or advisable in order for the Designated business entity name to legally operate under the New D/B/A. ** Confirmed no TPO part of subject transaction. COMP 0031 Exception Cleared.

110802627	123679	10/17/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office

									10/21/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;

10/21/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  CRED 0049 Exception Cleared.

10/21/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  CRED 0049 Exception Cleared.

110802627	123684	10/17/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,275,000 is supported. No CDA provided.	10/20/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;
											10/20/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,275,000 is supported. APPR 0040 Exception Cleared.	10/20/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,275,000 is supported. APPR 0040 Exception Cleared.
110802627	123693	10/17/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application. Application date confirmed (pg 315), ABAB disclosure dated outside range (pg 452).	12/01/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;

12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

110802627	123695	10/17/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence in file that borrower was provided with HUD Settlement Charge/Special Information Handbook within 3 days of application date.	10/28/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;

10/27/14 - Lender provided a previous statement regarding the same on 10/21/14 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

10/27/14 - Lender provided a previous statement regarding the same on 10/21/14 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

110802627	123700	10/17/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection letter issued by title insurance underwriter.	10/21/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;
											10/21/14 - While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.	10/21/14 - While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.
110802627	123737	10/17/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation of earnest money deposit of $60,000. No copy of check or verification that EMD funds cleared the borrowers account was provided.	12/16/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;
											12/16/14 - Received copy of escrow receipt of EMD of $60,000. Document is dated 09/22/14 and matches EMD amount reflected on Final HUD. CRED 0083 Exception Cleared.	12/16/14 - Received copy of escrow receipt of EMD of $60,000. Document is dated 09/22/14 and matches EMD amount reflected on Final HUD. CRED 0083 Exception Cleared.
110802627	123739	10/17/2014	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing rent free letter from mother. Letter in file from applicant (pg 143) provided however no verification from mother was provided. Unable to confirm prior 24 months housing history.	11/20/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;

11/19/14 - Received statement from lender of: "rent history issue". Received two letters. One from borrower, dated 9/17/14 is the same letter originally in file (pg. 143).  Second letter is dated on Note Date from borrowers Mother that states that borrower and her spouse have lived rent-free for the past two years, 2012-2014 to confirm full 24 month history with no rent paid.  CRED 0021 Exception Cleared.

11/19/14 - Received statement from lender of: "rent history issue". Received two letters. One from borrower, dated 9/17/14 is the same letter originally in file (pg. 143).  Second letter is dated on Note Date from borrowers Mother that states that borrower and her spouse have lived rent-free for the past two years, 2012-2014 to confirm full 24 month history with no rent paid.  CRED 0021 Exception Cleared.

110802627	123752	10/17/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Initial application date and credit report date are both dated (pgs 353). Initial disclosures are dated months later (pg 623-626) which is not within lenders application date.	12/01/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;

12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Subject Property on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.

12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Subject Property on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.

110802627	123986	10/18/2014	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Verbal Verification of Employment (pg 1 and 5) are incorrectly completed. The company name is not indicated on the form and the borrowers date of employment is disclosed. Based on VVOE in file borrower has been on current job for 10 days, not 3 years as stated on 1003. VVOE to reflect employment name and correct hire date. If hire date is correct then additional documentation may be required. All verifications to be dated on or prior to Note date.
									12/01/2014
Excellent verified credit history - Mid credit score of 785, program minimum of 720 for 80% LTV. No derogatory credit. ; Low DTI - Program Max 43% DTI permissible per guidelines. Review DTI 27.12% on fully documented file. ; Substantial verified reserves - Post closing reserves of $216,899.62. 36 months of PITI reserves verified. 18 months required. ;
											12/1/14 - Received response from lender of: "VOE". Attached is a VVOE dated on Note date that reflects borrower is currently employed 3 yrs. CRED 0007 Exception Cleared.	12/1/14 - Received response from lender of: "VOE". Attached is a VVOE dated on Note date that reflects borrower is currently employed 3 yrs. CRED 0007 Exception Cleared.
110825797	127041	11/12/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that Mortgage (pg 538) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/26/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders  and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders  and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110825797	127042	11/12/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No Final HUD provided in file. Estimated HUD (pg 566) was used for data entry. Unable to confirm assets required to close and reserve requirements have been met.  Unable to confirm if terms of contract match HUD. Credit and compliance review is not complete.
									11/26/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;
											11/24/14 - Received final HUD1. HUD 0001 Exception Cleared.	11/24/14 - Received final HUD1. HUD 0001 Exception Cleared.
110825797	127044	11/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $665,000 is supported. No Post Closing CDA provided in file.	12/15/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;
											11/24/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	11/24/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110825797	127061	11/12/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. Affiliated Disclosure in file was signed by borrower. (pg 493).	12/15/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/2/14 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject address to confirm RESPA application date. No exception cleared. Affiliated Disclosure in file was signed by borrower later (pg 493). No evidence disclosure was provided within 3 business days of RESPA application date. COMP 00035 Exception Remains.;
12/15/14 - Received Lender screen printout on 12/2/14 of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD  to the subject address to confirm RESPA application date and to support disclosures not being sent until after this time but which was within 3 business days of the RESPA application date. Screen print provided reflects initial disclosure date to match to the date disclosures were sent.  COMP 0035 Exception Cleared.

12/15/14 - Received Lender screen printout on 12/2/14 of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD  to the subject address to confirm RESPA application date and to support disclosures not being sent until after this time but which was within 3 business days of the RESPA application date. Screen print provided reflects initial disclosure date to match to the date disclosures were sent.  COMP 0035 Exception Cleared.

110825797	127062	11/12/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence Special Information Handbook/HUD Settlement Cost booklet was provided to borrowers within 3 days of loan application.	12/02/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/2/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

12/2/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

110825797	127076	11/12/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Missing initial disclosures dated within 3 business days of
Application date. Initial 1003 reflects Loan Officer typed date (pg 410). Earliest GFE (pg 486) and TIL (pg 483) found in file both are dated later.  Purchase contract ratified earlier (pg 467). Credit reports pulled earlier stiill  (_Credit Report).  The Initial Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									12/15/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/2/14 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Subject property on 9/26/2014 to confirm RESPA application date of 9/26/2014 to support disclosures not being sent until 9/29/2014 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.

12/2/14 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Subject property on 9/26/2014 to confirm RESPA application date of 9/26/2014 to support disclosures not being sent until 9/29/2014 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.

110825797	127104	11/12/2014	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Letter of Explanation for REO property (pg 196) and borrowers ex-wife (pg 821) are unsigned by the borrower.	12/30/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/2/14 - Received signed Letter of Explanation for REO property (pg 196). Exception partially cleared. Still missing signed Letter of Explanation on borrowers ex-wife (pg 821). CRED 0093 Exception Remains.;
12/30/14 - Received signed Letter of Explanation on borrowers ex-wife and for REO property. CRED 0093 Exception Cleared.
												12/30/14 - Received signed Letter of Explanation on borrowers ex-wife and for REO property. CRED 0093 Exception Cleared.
110825797	129374	11/26/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges is under disclosed by $1652.54 based on HUD1 received.  Reason is due to fees charged on the HUD1 but not included in the prepaid finance charges.  Per the TIL itemization (pg. 530) the under disclosure is a result of the difference of $1523.96 prepaid interest charged on HUD vs. Itemization ($1584.92 on HUD1 vs. $60.96 per TIL) plus $62.88 difference in settlement charges ($1012.88 vs. $950 per TIL) and $65.70 Wire/Courier charged on HUD for a total net under disclosure of $1652.54.  Only credit on final HUD1 (stip 11.24.14) is $1557.09 (line #207) which was applied but does not affect the finance charges.  The disclosed finance charge ($398,220.97) is ($1,652.54) below the actual finance charge($399,873.51). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).
									12/15/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/2/14 - Received rebuttal from lender which states: "Response from Compliance: The interim interest discrepancy should not be counted in the prepaid finance charge comparison per Section 226.17(a)(1). General Disclosure Requirements 17(a) Form of disclosures.
Paragraph 17(a)(1).
1. Per-diem interest. This paragraph applies to any numerical amount (such as the finance charge, annual percentage rate, or payment amount) that is affected by the amount of the perdiem interest charge that will be collected at consummation. If the amount of per-diem interest used in preparing the disclosures for consummation is based on the information known to the creditor at the time the disclosure document is prepared, the disclosures are considered accurate under this rule, and affected disclosures are also considered accurate, even if the disclosures are not labeled as estimates. For example, if the amount of per-diem interest used to prepare disclosures is less than the amount of per-diem interest charged at consummation, and as a result the finance charge is understated by $200, the disclosed finance charge is considered accurate even though the understatement is not within the $100 tolerance of  226.18(d)(1), and the finance charge was not labeled as an estimate. In this example, if in addition to the understatement related to the per-diem interest, a $90 fee is incorrectly omitted from the finance charge, causing it to be understated by a total of $290, the finance charge is considered accurate because the $90 fee is within the tolerance in 226.18(d)(1). The difference in settlement statement charges of $62.88 and Wire Courier fee of $65.70 for a total of $128.58 exceed the tolerance amount of $100.00 by $28.58 but credit was given by the lender on line 209 in the amount of $43.53 for tolerance cure towards the settlement charges.** No Exception Cleared. Missing evidence of breakdown/itemization to HUD1 to determine what the tolerance cure from line #209 applies too.  HUD1 does not disclose that tolerance cure applies to Settlement fee.  COMP 0001 Exception Remains.;
12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Loan cannot be under disclosed due to prepaid interest.  Credit applied, thus reducing the amount of the under disclosure less the prepaid interest, thus under disclosure remaining is within allowable tolerance of $100 for a Purchase transaction.  COMP 0001 Exception Cleared.

12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Loan cannot be under disclosed due to prepaid interest.  Credit applied, thus reducing the amount of the under disclosure less the prepaid interest, thus under disclosure remaining is within allowable tolerance of $100 for a Purchase transaction.  COMP 0001 Exception Cleared.

110825797	129890	12/02/2014	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Missing evidence and confirmation of HUD1 line #209 Tolerance Cure for $43.53 to confirm fee applies to Settlement fee.  No itemization or breakdown provided to the HUD1.  Credit only states: "Tolerance cure".
									12/15/2014
Excellent verified housing payment history - 30 months 0x30 mortgage history per credit report, 784/776 mid credit scores, 720 minimum required per guides.
; Low DTI - Verified low DTI of 17.89%. 43% maximum DTI allowed per guides.; Income verified was not used in qualifying - Rental income of $3,600/mo for REO in TX was verified in file but not utilized to qualify (pg 180).;

12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Applied credit to cure RESPA issue.   RESPA 0009 Exception Cleared.

12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Applied credit to cure RESPA issue.   RESPA 0009 Exception Cleared.

110800211	127147	11/12/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that Mortgage (pg 535) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/24/2014
Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110800211	127153	11/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $880,000 is supported. No Post Closing CDA provided in file.	12/03/2014
Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported. APPR 0040 Exception Cleared.	11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported. APPR 0040 Exception Cleared.
110800211	127159	11/12/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence Special Information Handbook/HUD Settlement Cost booklet was provided to borrowers on a purchase transaction.	12/01/2014
Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110800211	127199	11/12/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction in WA. File only provides Permit and Inspection Record (pg 1).	12/03/2014
Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;
											12/3/14- Received copy of Permit and Inspection record from City municipality reflecting property address and final inspection code approved on 10/27/14. PROP 0012 Exception cleared.	12/3/14- Received copy of Permit and Inspection record from City municipality reflecting property address and final inspection code approved on 10/27/14. PROP 0012 Exception cleared.
110800211	128133	11/17/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
2012/2013 W2s provided in file are in German and must be translated to English and converted to US Dollars (pgs 105, 106). Borrower has been employed since 2002. Per notes in file, borrower has been working in the Germany Office and recently moved back to work in the WA office (pg 402). Written VOE only reflects 2014 income (pg 100). File provides 2012 1040 (pg 106) with Form 2555 Schedule reflecting $302,289 in Foreign Income along with 2013 1040 (pg 112) with Form 2555 Schedule reflecting $291,980 in Foreign Income (pg 134). All documentation used for income qualifying to be reflected in US Dollars.
									01/29/2015
Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;

12/3/14- Received from lender copy of same W2s provided in file for 2012/2013 that are in German with now  hand written comments in English on parts of the documents, and no conversion of currency to US Dollars. Also provided, was an undated copy of a letter signed by an individual certifying that the translation is true and accurate to the best of his ability. ** No exception cleared. Borrower income documentation and currency must be completely translated by an independent third party to English and to US Currency. CRED 0082 Exception remains.;
12/16/14 - Received the same documents previously provided.  Received from lender copy of same W2s provided in file for 2012/2013 that are in German with now hand written comments in English on parts of the documents; no conversion of currency to US Dollars provided. Also provided, was an undated copy of a letter signed by an individual certifying that the translation is true and accurate to the best of his ability. ** No exception cleared. Borrower income documentation and currency must be completely translated by an independent third party to English and to US Currency. CRED 0082 Exception remains.;
1/12/15 - Received copy of US dollar converted and English translated 2012/2013 W2s undated but signed by an individual which states: "I have translated this document which is a print out if the electronic tax statement from 2013 for employment with borrower employer in Germany pertaining to the borrower.  I certify that this translation is true and accurate to the best of my ability. I have a BA degree in German and I studied a year in Germany. Should you have any further questions about these documents, please do not hesitate to contact me." Document must state translator's name, address, credentials, and contact information along with evidence to prove that he is a disinterested 3rd party. No exception cleared. Missing translators address and contact information. Also, provide evidence to prove translator is an independent 3rd party with no interest to this transaction. CRED 0082 Exception Remains.;
1/26/15 - Received signed letter from translator confirming that he is a disinterested 3rd party. Letter includes his address, credentials, and contact information. Previously received copy of US dollar converted and English translated 2012/2013 W2s. 2012 Gross Wages reflects $306,250 and 2013 Gross Wages reflects $286,389. W2s support income used to qualify. CRED 0082 Exception Cleared.

1/26/15 - Received signed letter from translator confirming that he is a disinterested 3rd party. Letter includes his address, credentials, and contact information. Previously received copy of US dollar converted and English translated 2012/2013 W2s. 2012 Gross Wages reflects $306,250 and 2013 Gross Wages reflects $286,389. W2s support income used to qualify. CRED 0082 Exception Cleared.

110800211	128134	11/17/2014	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Borrower does not meet minimum tradeline required per guides. 3 open tradelines required wherein one must be open and active for 24 months and more AND remaining 2 tradelines must be rated for 12 months or more. Borrower has 3 open tradelines: 1 Revolving account open and active for 46 months, another Revolving account open and active for 128 months and 1 Installment account open and active for only 3 months.  Lender approved exception for trade lines (pg 402). No evidence in file of Client approved exception.

Excellent verified housing payment history - 99 months of 0x30 rental payment history per credit supplements (pgs 56, 57).; Substantial verified employment history - Borrower has been employed for 12 years (pg 100).; Substantial verified reserves - Post closing reserves $510,945.07. 120 months of verified PITI reserves. 18 months required. ;

12/1/14 - Received a response from the lender stating: "tradeline issue".  Attached a lender memo dated that stated that  Management approved the exception.  Compensating factors of $396,831 reserves, $5411 residual income, 12 years with employer, conservative housing increase, DTI 36.53%. ** No Exception Cleared.  No evidence this exception was approved by the Client.  CRED 0009 Exception Remains.;
1/29/15 - Previously received response from Lender stating: "tradeline issue". Attached is a lender memo dated that stated that Management approved the exception. Compensating factors of $396,831 reserves, $5411 residual income, 12 years with employer, conservative housing increase, DTI 36.53%.  ** Sent email to Client on 1/29/15 to confirm exception acknowledged and approved. Received response from Client to confirm they acknowledged an exception for the borrower being short one tradeline based on 99 months reserves and 12 years stable employment. Override to EV2 level. CRED 0009 Overridden to EV2 level.

Client: 1/29/15 - Previously received response from Lender stating: "tradeline issue". Attached is a lender memo dated that stated that Management approved the exception. Compensating factors of $396,831 reserves, $5411 residual income, 12 years with employer, conservative housing increase, DTI 36.53%.  ** Sent email to Client on 1/29/15 to confirm exception acknowledged and approved. Received response from Client to confirm they acknowledged an exception for the borrower being short one tradeline based on 99 months reserves and 12 years stable employment. Override to EV2 level. CRED 0009 Overridden to EV2 level.

110838141	126990	11/11/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/24/2014
Substantial verified reserves - Post closing reserves of $95,253.34. 21.74 months of PITI reserves. 18 months required per lender guidelines. The reserve requirements per lender guidelines is 18 months reserves $78,848.64. An additional 6 months reserves $12,510 is required for other property owned by the borrowers. Sufficient reserves for subject and other financed property. ; Excellent verified credit history - 813 qualifying credit score. No derogatory credit. 73 months of mortgage history reporting 0x30. Credit file dates to 7/2002. ; Low DTI - 17.11% DTI on fully documented file. 43% maximum DTI allowed. ;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110838141	126991	11/11/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No CDA provided.	11/17/2014
Substantial verified reserves - Post closing reserves of $95,253.34. 21.74 months of PITI reserves. 18 months required per lender guidelines. The reserve requirements per lender guidelines is 18 months reserves $78,848.64. An additional 6 months reserves $12,510 is required for other property owned by the borrowers. Sufficient reserves for subject and other financed property. ; Excellent verified credit history - 813 qualifying credit score. No derogatory credit. 73 months of mortgage history reporting 0x30. Credit file dates to 7/2002. ; Low DTI - 17.11% DTI on fully documented file. 43% maximum DTI allowed. ;
											11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. APPR 0040 Exception Cleared;	11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. APPR 0040 Exception Cleared;
110838141	126992	11/11/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with Affiliated Business Disclosure within 3 days of RESPA application date (sales contract date). Affiliated Business Disclosure (pg 351) is dated after.	12/01/2014
Substantial verified reserves - Post closing reserves of $95,253.34. 21.74 months of PITI reserves. 18 months required per lender guidelines. The reserve requirements per lender guidelines is 18 months reserves $78,848.64. An additional 6 months reserves $12,510 is required for other property owned by the borrowers. Sufficient reserves for subject and other financed property. ; Excellent verified credit history - 813 qualifying credit score. No derogatory credit. 73 months of mortgage history reporting 0x30. Credit file dates to 7/2002. ; Low DTI - 17.11% DTI on fully documented file. 43% maximum DTI allowed. ;

12/1/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/9/2014 to confirm RESPA application date of 10/9/2014 to support disclosures not being sent until 10/9/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

12/1/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/9/2014 to confirm RESPA application date of 10/9/2014 to support disclosures not being sent until 10/9/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

110838141	126994	11/11/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of RESPA application date (sales contract date).	12/01/2014
Substantial verified reserves - Post closing reserves of $95,253.34. 21.74 months of PITI reserves. 18 months required per lender guidelines. The reserve requirements per lender guidelines is 18 months reserves $78,848.64. An additional 6 months reserves $12,510 is required for other property owned by the borrowers. Sufficient reserves for subject and other financed property. ; Excellent verified credit history - 813 qualifying credit score. No derogatory credit. 73 months of mortgage history reporting 0x30. Credit file dates to 7/2002. ; Low DTI - 17.11% DTI on fully documented file. 43% maximum DTI allowed. ;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;

110825938	127071	11/12/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									11/24/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Appointment of Successor Trustee and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Appointment of Successor Trustee and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

110825938	127074	11/12/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD on pg 384 was used for data entry. Unable to confirm assets required to close. Credit and compliance review is not complete.	12/01/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;
											11/17/14 - Received final CTC HUD1. HUD 0001 Exception Cleared.	11/17/14 - Received final CTC HUD1. HUD 0001 Exception Cleared.
110825938	127081	11/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No CDA provided.	12/31/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;
											11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported. APPR 0040 Exception Cleared;	11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported. APPR 0040 Exception Cleared;
110825938	127083	11/12/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of RESPA application date.	12/01/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;

110825938	127095	11/12/2014	Credit	Missing Credit Package	CRED 0038	1	Closed
Credit report for B1 in the separate PDF file is cutoff on the left side of the credit report.  Reviewer was able to read debts for DTI but creditors names and full account numbers are cut off. Complete credit report image is required.
									11/24/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;
											11/24/14 - Received complete copy of credit report, which matches report no. in file. CRED 0039 Exception Cleared.	11/24/14 - Received complete copy of credit report, which matches report no. in file. CRED 0039 Exception Cleared.
110825938	127125	11/12/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION:
Finance charges are under disclosed by $1578.38. Based on final HUD provided on 12/1/14, reason is due to fees charged on HUD but not included in prepaid finance charges per the TIL Itemization.  HUD charges include:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38. TIL Itemization in file (pg. 358) only reflected $124.43 Prepaid interest and $493.77 Settlement fee.  HUD reflects a Seller Credit of $3000 on Line #213 which was not applied. No detail of Seller credit was provided or attached to the final HUD. The disclosed finance charge ($403,031.35) is ($1,578.38) below the actual finance charge($404,609.73). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

ORIGINAL EXCEPTION:
Finance charges are under disclosed by $1578.38 based on Estimated HUD provided (pg 384). HUD reflects a Seller Credit of $3000 on Line 213 which was not applied. No detail of Seller credit was provided. TIL itemization provided (pg 358). The disclosed finance charge ($403,031.35) is ($1,578.38) below the actual finance charge($404,609.73). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

									12/31/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;

12/1/14 - Received copy of final HUD1. No Exception Cleared. No breakdown provided for $3000 Seller Credit on line #213.  Loan remains under disclosed.  Per the TIL Itemization, the reason is due to the following HUD fees charged that were not included in the Finance charges of the TIL:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38.  See Updated Exception Note:
UPDATED EXCEPTION:
Finance charges are under disclosed by $1578.38. Based on final HUD provided on 12/1/14, reason is due to fees charged on HUD but not included in prepaid finance charges per the TIL Itemization.  HUD charges include:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38. TIL Itemization in file (pg. 358) only reflected $124.43 Prepaid interest and $493.77 Settlement fee.  HUD reflects a Seller Credit of $3000 on Line #213 which was not applied. No detail of Seller credit was provided or attached to the final HUD. The disclosed finance charge ($403,031.35) is ($1,578.38) below the actual finance charge($404,609.73). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).;
12/31/14 - Lender provided an Addendum to HUD 1 signed by closer and reflects the breakdown of $3,000 seller paid buyer costs on line #213 of the Final HUD :
$945 Origination Fee
$500 Appraisal Fee
$27 Credit Report Fee
$54 Tax Service Fee
$11 Flood Cert Fee and
$1463 Title Services Fee (There is no breakdown of Title Fees. Credit applied to Non Prepaid Finance Charge first and the remaining amount was applied to Prepaid Finance charges). Seller credits applied cured the under disclosure. COMP 0001 Exception Cleared.

12/1/14 - Received copy of final HUD1. No Exception Cleared. No breakdown provided for $3000 Seller Credit on line #213.  Loan remains under disclosed.  Per the TIL Itemization, the reason is due to the following HUD fees charged that were not included in the Finance charges of the TIL:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38.  See Updated Exception Note:
UPDATED EXCEPTION:
Finance charges are under disclosed by $1578.38. Based on final HUD provided on 12/1/14, reason is due to fees charged on HUD but not included in prepaid finance charges per the TIL Itemization.  HUD charges include:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38. TIL Itemization in file (pg. 358) only reflected $124.43 Prepaid interest and $493.77 Settlement fee.  HUD reflects a Seller Credit of $3000 on Line #213 which was not applied. No detail of Seller credit was provided or attached to the final HUD. The disclosed finance charge ($403,031.35) is ($1,578.38) below the actual finance charge($404,609.73). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).;
12/31/14 - Lender provided an Addendum to HUD 1 signed by closer and reflects the breakdown of $3,000 seller paid buyer costs on line #213 of the Final HUD :
$945 Origination Fee
$500 Appraisal Fee
$27 Credit Report Fee
$54 Tax Service Fee
$11 Flood Cert Fee and
$1463 Title Services Fee (There is no breakdown of Title Fees. Credit applied to Non Prepaid Finance Charge first and the remaining amount was applied to Prepaid Finance charges). Seller credits applied cured the under disclosure. COMP 0001 Exception Cleared.

110825938	127129	11/12/2014	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing full 24 mo mortgage history.Lender provided a credit report PDF pg 16 with an 18 month history dating back to 3/2013. Prior mortgage history on credit report (pdf pg 17) reflects 29 month history through 7/2011. Missing mortgage history for borrower from 7/2012 to 3/2013 to complete 24 month housing history.
									01/02/2015
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;

12/1/14 - Received response from Lender of: "24 month mortgage history".  Attached is a credit supplement reflecting landlord with Chelsea Apartments from 09/2013 to 10/2014 plus a letter from an individaul dated 10/8/2014 that reflected that co-borrower, lived at his residence 06/2002 to 9/2013 and paid no rent. ** No Exception Cleared. Still missing evidence of Borrower, missing mortgage history to cover 07/2012 to 3/2013 to complete the 24 month required housing history.  CRED 0001 Exception Remains.;
1/2/15 - Received response from lender which states: "The borrowers prior mortgage loan (opened 03/13) as it was free and clear. There would not be any VOR/VOM from the old loan showing no liens on title and only paying ex spouse on DU." Lender attached DU Approval from old loan prior with submission date confirming loan was a cash out refinance with no mortgage being paid off along with title commitment reflecting there were no mortgage liens on previous property. CRED 0001 Exception Cleared.

1/2/15 - Received response from lender which states: "The borrowers prior mortgage loan (opened 03/13) as it was free and clear. There would not be any VOR/VOM from the old loan showing no liens on title and only paying ex spouse on DU." Lender attached DU Approval from old loan prior with submission date confirming loan was a cash out refinance with no mortgage being paid off along with title commitment reflecting there were no mortgage liens on previous property. CRED 0001 Exception Cleared.

110825938	127160	11/12/2014	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Prior primary reflects a payment of $3285 which was included in DTI. Copy of Lender Loan information statement (pg 69) appears to indicate that payment of $3524.58 included tax and insurance. However, this statement also reflects that this mortgage acount is paid in full. No evidence in file to document source of these payoff funds or evidence that prior primary was sold.  Provide explanation of discrepancy between final 1003 and credit report reflecting mortgage account is still open and statement showing account has been paid.
									12/01/2014
Substantial verified reserves - $821,763.18 (249.09 months) reserves after closing. Lender guidelines only required 18 months reserves, 3 mos liquid assets and 6 months of reserves for other property.; Substantial verified employment history - Verified 6.5 yrs of stable employment history for the borrower pg 75 and 7 yrs for the co borrower. pg 77.; Low DTI - 31.47% DTI on fully documented file. 43% maximum DTI allowed.;

12/1/14 - Received response from Lender of: "missing proof of PITI issue". Attached is copy of a current mortgage statement (prior to Note date) that reflects prior primary residence reflects a payment of $3284.58 which includes escrows for taxes and insurance to confirm that the amount of $3285 that was used in qualifying DTI was accurate. CRED 0096 Exception Cleared.

12/1/14 - Received response from Lender of: "missing proof of PITI issue". Attached is copy of a current mortgage statement (prior to Note date) that reflects prior primary residence reflects a payment of $3284.58 which includes escrows for taxes and insurance to confirm that the amount of $3285 that was used in qualifying DTI was accurate. CRED 0096 Exception Cleared.

110802630	127186	11/12/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $685,000 is supported. No CDA provided.	11/19/2014
Excellent verified credit history - Credit report (page 27/45) reflects a median credit score for both borrowers of 786 with a payment history of 0x30, with no judgments, liens or public records. ; Low DTI - DTI of 17.88% on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $199,680.63. 62 months of verified PITI reserves. 18 months required. ;
											11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 is supported. APPR 0040 Exception Cleared.	11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 is supported. APPR 0040 Exception Cleared.
110802630	127429	11/13/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
HUD (page 344) is signed and dated by borrower's and settlement agent, however document indicates HUD-1 is Estimated with figures subject to change. Unable to confirm assets required to close and final terms of purchase.  Credit and compliance review is not complete.
									12/02/2014
Excellent verified credit history - Credit report (page 27/45) reflects a median credit score for both borrowers of 786 with a payment history of 0x30, with no judgments, liens or public records. ; Low DTI - DTI of 17.88% on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $199,680.63. 62 months of verified PITI reserves. 18 months required. ;
											11/25/14 - Received CTC final HUD1 executed by Settlement agent print dated on 10/30/14. HUD 0001 Exception Cleared.	11/25/14 - Received CTC final HUD1 executed by Settlement agent print dated on 10/30/14. HUD 0001 Exception Cleared.
110802630	127442	11/13/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date.	12/02/2014
Excellent verified credit history - Credit report (page 27/45) reflects a median credit score for both borrowers of 786 with a payment history of 0x30, with no judgments, liens or public records. ; Low DTI - DTI of 17.88% on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $199,680.63. 62 months of verified PITI reserves. 18 months required. ;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110802630	127465	11/14/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not evidenced in file by copy of the recorded Mortgage, Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date, nor do the Closing instructions (page 352)  indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent stating that they have sent documents out for recording.
									11/24/2014
Excellent verified credit history - Credit report (page 27/45) reflects a median credit score for both borrowers of 786 with a payment history of 0x30, with no judgments, liens or public records. ; Low DTI - DTI of 17.88% on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $199,680.63. 62 months of verified PITI reserves. 18 months required. ;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110802630	127996	11/17/2014	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Subject Note amount is $548,000. Hazard coverage of $280,000 (pg 207) with no confirmed Extended Coverage. Processor Cert (pg 206) states the maximum insurance available is $280,000 however not Cost to Rebuild estimate was provided by the Insurance provided. No cost to rebuild provided by the appraisal. Coverage is $268,000 below Note amount. Unable to confirm coverage of $260,000 is sufficient to rebuild the subject.
									12/02/2014
Excellent verified credit history - Credit report (page 27/45) reflects a median credit score for both borrowers of 786 with a payment history of 0x30, with no judgments, liens or public records. ; Low DTI - DTI of 17.88% on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $199,680.63. 62 months of verified PITI reserves. 18 months required. ;

12/1/14 - Received response from Lender of: "Insurance issue". Attached is copy of 2 page memo from Lender.  Page two reflects Lender Processor certification that states: "The undersigned hereby certifies that he/she spoke with an individual from the Insurance Company and verified that $280,000 is the maximum insured value established by their insurance company for the subject property/file.  It is executed by the Processor.  Additionally, a second note is reflected by the Lender Closing Manager that confirms they called the Insurance company and verified that the subject property has an extended limit of 20% and that confirmed the maximum insurable value per RCW 48.27.010 (4).  The code is reflected on page 1.  HAZ 0004 Exception Cleared.

12/1/14 - Received response from Lender of: "Insurance issue". Attached is copy of 2 page memo from Lender.  Page two reflects Lender Processor certification that states: "The undersigned hereby certifies that he/she spoke with an individual from the Insurance Company and verified that $280,000 is the maximum insured value established by their insurance company for the subject property/file.  It is executed by the Processor.  Additionally, a second note is reflected by the Lender Closing Manager that confirms they called the Insurance company and verified that the subject property has an extended limit of 20% and that confirmed the maximum insurable value per RCW 48.27.010 (4).  The code is reflected on page 1.  HAZ 0004 Exception Cleared.

110838889	128726	11/20/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that Mortgage (pg 420) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									11/24/2014
Excellent verified housing payment history - Credit Supplement/VOR reflects 17 mos of 0x30 rental history since 05/13. Prior to renting, borrower owned his Primary from 04/2009 to 09/2013. Credit report reflects 53 mos of 0x30 mtg history. 791 mid credit score with all credit verified 0x30.; Substantial verified reserves - Verified $59,835.88 or over 22 months of total reserves versus actual reserves required of $46,985.40 or 18 months PITI.;

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110838889	128746	11/20/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $557,000 is supported. No Post Closing CDA provided in file.	11/21/2014
Excellent verified housing payment history - Credit Supplement/VOR reflects 17 mos of 0x30 rental history since 05/13. Prior to renting, borrower owned his Primary from 04/2009 to 09/2013. Credit report reflects 53 mos of 0x30 mtg history. 791 mid credit score with all credit verified 0x30.; Substantial verified reserves - Verified $59,835.88 or over 22 months of total reserves versus actual reserves required of $46,985.40 or 18 months PITI.;
											11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported. APPR 0040 Exception Cleared.;	11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported. APPR 0040 Exception Cleared.;
110838889	128750	11/20/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence Special Information Handbook/HUD Settlement Cost booklet was provided to borrowers on a purchase transaction.	12/01/2014
Excellent verified housing payment history - Credit Supplement/VOR reflects 17 mos of 0x30 rental history since 05/13. Prior to renting, borrower owned his Primary from 04/2009 to 09/2013. Credit report reflects 53 mos of 0x30 mtg history. 791 mid credit score with all credit verified 0x30.; Substantial verified reserves - Verified $59,835.88 or over 22 months of total reserves versus actual reserves required of $46,985.40 or 18 months PITI.;

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110838889	128760	11/20/2014	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site value exceeds 30% of overall value. Land to value ratio is 63%, which according to the appraiser, is higher than what is typical for the area (pg 143).	11/21/2014
Excellent verified housing payment history - Credit Supplement/VOR reflects 17 mos of 0x30 rental history since 05/13. Prior to renting, borrower owned his Primary from 04/2009 to 09/2013. Credit report reflects 53 mos of 0x30 mtg history. 791 mid credit score with all credit verified 0x30.; Substantial verified reserves - Verified $59,835.88 or over 22 months of total reserves versus actual reserves required of $46,985.40 or 18 months PITI.;
											11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported. APPR 0038 Exception Cleared.;	11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported. APPR 0038 Exception Cleared.;
110838889	128788	11/20/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 24 months of employment verification. Current employment verified with VVOE (pg 109) which confirms employment as Active, however, borrowers hire date is not stated on the document. Per Final 1003 (pg 487) borrower has been employed with current employer for 2 Yrs and 8 Mos. Unable to confirm due to missing information on VVOE. It appears that prior to working with current employer, borrower was employed by another business as verified by 2012 W2 in file (pg 118). Total of 24 months of employment required to be verified. Any gaps greater than 30 days to be explained. All verifications to be dated prior to Note date.
									03/27/2015
Excellent verified housing payment history - Credit Supplement/VOR reflects 17 mos of 0x30 rental history since 05/13. Prior to renting, borrower owned his Primary from 04/2009 to 09/2013. Credit report reflects 53 mos of 0x30 mtg history. 791 mid credit score with all credit verified 0x30.; Substantial verified reserves - Verified $59,835.88 or over 22 months of total reserves versus actual reserves required of $46,985.40 or 18 months PITI.;

12/10/14 - Received response from Lender of "24 months employment issue". Attached is the original file VVOE that has been amended to reflect a handwritten note to confirm that the Employer verified the borrowers hire date.  Lender processor reflects that the Employer did confirm the hire date and wrote a note that states: "Employer confirmed start date of 4.9.12". Lender processor then reflected the name below the note as HR Asst.   CRED 0006 Exception Cleared.

12/10/14 - Received response from Lender of "24 months employment issue". Attached is the original file VVOE that has been amended to reflect a handwritten note to confirm that the Employer verified the borrowers hire date.  Lender processor reflects that the Employer did confirm the hire date and wrote a note that states: "Employer confirmed start date of 4.9.12". Lender processor then reflected the name below the note as HR Asst.   CRED 0006 Exception Cleared.

110853684	129632	12/01/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported.	12/10/2014	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110853684	129633	12/01/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with Affiliated Business Disclosure within 3 days of application date. File contains Affiliated Business Disclosure signed and dated (pdf 11 pg 61).	01/02/2015	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. " Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pdf 11 pg 61). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s). COMP 0035 Exception Cleared.

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. " Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pdf 11 pg 61). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s). COMP 0035 Exception Cleared.

110853684	129635	12/01/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	01/02/2015	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110853684	129637	12/01/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing Right to Receive Credit Scores disclosure. None provided in file.	12/29/2014	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 7 of Stips received on 12/12/14). FACT 0002 Exception Cleared.

12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 7 of Stips received on 12/12/14). FACT 0002 Exception Cleared.

110853684	129642	12/01/2014	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed
Insufficient Verified Reserves. $63,651.06 or 18 months PITI reserves required per guides. $58,014.17 or 16.41 months PITI verified. Asset Worksheet (pg 276) reflects lower funds required to be verified of $150,247.29 versus actual funds required to close of $156,037.56 per Final HUD.
									12/22/2014	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/22/14 - Received response from Lender of: "Reserve issue".  Attached is a 5 page document including an explanation of: "Borrower have verified a total of $214,353.10 in checking/savings/retirement and gift funds.  Credit for the $10K earnest money has been given since there is proof in the file it has been deducted from Acct. This is for funds to close and for the reserve requirement.  There are no large deposits that need to be sourced.  There are no NSFs or overdrafts present.  They have demonstrated the ability to accumulate savings. ** Recalculated liquid assets documented with proof of EMD clearance plus discounted non-liquid to confirm sufficient assets documented.  CRED 0017 Exception Cleared.

12/22/14 - Received response from Lender of: "Reserve issue".  Attached is a 5 page document including an explanation of: "Borrower have verified a total of $214,353.10 in checking/savings/retirement and gift funds.  Credit for the $10K earnest money has been given since there is proof in the file it has been deducted from Acct. This is for funds to close and for the reserve requirement.  There are no large deposits that need to be sourced.  There are no NSFs or overdrafts present.  They have demonstrated the ability to accumulate savings. ** Recalculated liquid assets documented with proof of EMD clearance plus discounted non-liquid to confirm sufficient assets documented.  CRED 0017 Exception Cleared.

110853684	129643	12/01/2014	Credit	Missing Credit Report	CR 0001	1	Closed	Missing full copy of credit report on both borrowers. File only provides supplemental reports/VOR (pgs 734, 733 and 291). Credit review not complete.	12/12/2014	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/12/14 - Received two full credit reports, one for each borrower.  Borrower,  report starts on page 35 of attached document.  CoBorrower, is pages 1-34. Initial credit report date is 9/15/2014 with additional supplements that follow. CR 0001 Exception Cleared.

12/12/14 - Received two full credit reports, one for each borrower.  Borrower,  report starts on page 35 of attached document.  CoBorrower, is pages 1-34. Initial credit report date is 9/15/2014 with additional supplements that follow. CR 0001 Exception Cleared.

110853684	129646	12/01/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Missing initial GFE and TIL dated within 3 business days of application date. Initial 1003 loan application date (pdf 11 pg 32 and 37. Purchase contract ratified pgs 502-503). Credit report date is unknown due to missing credit report. Earliest GFE (pdf 11 pg 24) and TIL (pdf 11 pg 27) found in file both dated the same and later. The Initial Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									01/02/2015	Low DTI - Verified low DTI of 29.42%. 43% Maximum DTI allowed per guides.;
12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/01/214 to confirm RESPA application date of 11/01/14 to support disclosures not being sent until 11/04/14 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/01/214 to confirm RESPA application date of 11/01/14 to support disclosures not being sent until 11/04/14 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

110845663	129718	12/01/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,335,000 is supported. No CDA provided.	12/11/2014
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,335,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,335,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110845663	129719	12/01/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with the affiliated business disclosure within 3 days of the application. Affiliated Business Disclosure in file is dated after (pg 343).	03/27/2015
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/27/2014 to confirm RESPA application date of 10/27/2014 to support disclosures not being sent until 10/29/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/27/2014 to confirm RESPA application date of 10/27/2014 to support disclosures not being sent until 10/29/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

110845663	129721	12/01/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	12/16/2014
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

110845663	129727	12/01/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial application on pg 218  and Credit report (PDF) is dated same. Based on credit report and initial app date, the initial disclosures are not within 3 days of application date. Sales contract date (pg 309) is also not dated within 3 days of disclosures. The Initial Disclosure Date  is more than 3 business days from the Application Date. Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1)
									12/16/2014
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

12/16/14 - Received lender screen print out (Critical Event History) which states that "Borrower provided signed P&S to originator on 10/27/14." Used 10/27/14 as subject identification date. Disclosures were provided to the borrower within 3 days of application date of 10/27/14. RESPA 0015 Exception Cleared.

12/16/14 - Received lender screen print out (Critical Event History) which states that "Borrower provided signed P&S to originator on 10/27/14." Used 10/27/14 as subject identification date. Disclosures were provided to the borrower within 3 days of application date of 10/27/14. RESPA 0015 Exception Cleared.

110845663	129733	12/02/2014	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed
Approved DTI was 42.81% per approval (pg 216). Review DTI is 45.28% which exceeds maximum DTI of 43%. Based on liability review lender did not include a credit account (pg 2 of credit report) payment of $455/mo in DTI calculations. Account is revolving not eligible for exclusion due to less than 10 payments.
									01/29/2015
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

12/16/14 - Received Credit Supplement reflecting credit account has been paid off and closed. Last payment was received on 10/25/14. No exception cleared. Credit supplement is post-funding dated on 12/16/14 and in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification must be dated on or before the Note-signature date. CRED 0004 Exception Remains.;
12/19/14 - Received October bank statement reflecting the following payments to Bank: $3,214.72 payment made on 10/08/14 and $1,394.44 payment made on 10/27/14. Payment totals to $4,609.16. Current balance with Bank per credit report dated 09/19/14 was $4,360 which does not match the total of payments made. No exception cleared. Missing proof that the account was CLOSED and paid off prior to consummation date. CRED 0004 Exception Remains.;
1/29/14 - Received rebuttal from lender which states: "...Documentation was provided that the account in question was closed on 10/25/14 with the last payment made on 10/27/14. The amount paid was slightly higher than the credit report balance which could be caused by the last reported date on the credit report for that account being 7/14. ..." After further review, it has been determined that payments to Bank were documented in the file and made prior to consummation. The supplement was post-consummation but further confirms the activity made prior to consummation. Furthermore, co borrowers new employment as a nurse practitioner is starting 11/14/14 at $9541/month. No income from her was used to qualify. CRED 0004 Exception Cleared.

1/29/14 - Received rebuttal from lender which states: "...Documentation was provided that the account in question was closed on 10/25/14 with the last payment made on 10/27/14. The amount paid was slightly higher than the credit report balance which could be caused by the last reported date on the credit report for that account being 7/14. ..." After further review, it has been determined that payments to Bank were documented in the file and made prior to consummation. The supplement was post-consummation but further confirms the activity made prior to consummation. Furthermore, co borrowers new employment as a nurse practitioner is starting 11/14/14 at $9541/month. No income from her was used to qualify. CRED 0004 Exception Cleared.

110845663	129848	12/02/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	01/12/2015
Substantial verified reserves - Post closing reserves of $209,076.15. 29 months of PITI reserves verified. 24 months of reserves required. Lender liquid reserve requirement has been met. ; Excellent verified credit history - 795/792 FICO score with no derogatory credit history. Program guidelines require 720 FICO score.; Income verified was not used in qualifying - Co borrower accepted an offer for a new job (pg 105) with monthly income of $9541/mo which was not used in qualifying.;

1/12/15 - Received signed LOX by lender which states: "This is written to certify that I spoke with Inspector for the City, who signed off building permit for the property. He said that a separate certificate of occupancy is not required on a single family or duplex property in the County. He confirmed the building permit was signed off and final which means occupancy is authorized."  Verified per independent search that Certificate of Occupancy is not required on SFR properties. Lender attached a copy of Permit and Complaint Status from the Department of Planning and Dev website reflecting permit status as Finaled on 08/08/14 and that permit has closed. PROP 0012 Exception Cleared.

1/12/15 - Received signed LOX by lender which states: "This is written to certify that I spoke with Inspector for the City, who signed off building permit for the property. He said that a separate certificate of occupancy is not required on a single family or duplex property in the County. He confirmed the building permit was signed off and final which means occupancy is authorized."  Verified per independent search that Certificate of Occupancy is not required on SFR properties. Lender attached a copy of Permit and Complaint Status from the Department of Planning and Dev website reflecting permit status as Finaled on 08/08/14 and that permit has closed. PROP 0012 Exception Cleared.

300001164	130900	12/08/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,365,000 is supported. No CDA provided.	12/11/2014
Substantial verified reserves - Verified reserves after closing of $197,227.34.; Substantial verified employment history - 8.92 yrs verified stable employment history verified with full VOE on pg 740.;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,365,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,365,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300001164	130915	12/08/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	12/16/2014
Substantial verified reserves - Verified reserves after closing of $197,227.34.; Substantial verified employment history - 8.92 yrs verified stable employment history verified with full VOE on pg 740.;

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

300001164	130928	12/08/2014	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Missing lease for property in Wa. Required to comply with appendix Q. DTI without net rental income is 45.22%	01/07/2015
Substantial verified reserves - Verified reserves after closing of $197,227.34.; Substantial verified employment history - 8.92 yrs verified stable employment history verified with full VOE on pg 740.;

1/7/15 - Received lease agreement  reflecting lease from 09/08/12 to 09/07/14 and a fully executed Agreement to Extend Lease Agreement for a period of 12 months up to 09/30/15 with increased rent of $1700/mo. Lease agreement rent concurs with rent reported on tax returns. LEAS 0001 Exception Cleared.

1/7/15 - Received lease agreement  reflecting lease from 09/08/12 to 09/07/14 and a fully executed Agreement to Extend Lease Agreement for a period of 12 months up to 09/30/15 with increased rent of $1700/mo. Lease agreement rent concurs with rent reported on tax returns. LEAS 0001 Exception Cleared.

110838140	130071	12/03/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $570,000 is supported	12/11/2014
Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $570,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $570,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110838140	130073	12/03/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence in file that borrowers received the Special Information Handbook.	12/30/2014
Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

110838140	131015	12/08/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Credit report date is considered the initial application date. Initial 1003 date (page 177) with initial TIL and GFE disclosures. Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application.
									12/29/2014
Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

12/29/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 09/29/14 to confirm RESPA application date of 09/29/14 to support disclosures not being sent until 10/2/14 which was within 3 business days of the RESPA application date. COMP 0035 Exception Cleared, however, setting a new exception for guideline exception (GIDE 0001). Per guides, credit documents must be dated within 30 days of loan application and within 4 months of closing signature date for existing construction. Credit report dated 06/29/14 is not within 30 days of RESPA application date of 09/29/14 as required per guides.

NEW EXCEPTION under GIDE 0001 - Guideline Exception(s):
Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the loan application date of 09/29/14 as required per Originator guides (pg 4).

12/29/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 09/29/14 to confirm RESPA application date of 09/29/14 to support disclosures not being sent until 10/2/14 which was within 3 business days of the RESPA application date. COMP 0035 Exception Cleared, however, setting a new exception for guideline exception (GIDE 0001). Per guides, credit documents must be dated within 30 days of loan application and within 4 months of closing signature date for existing construction. Credit report dated 06/29/14 is not within 30 days of RESPA application date of 09/29/14 as required per guides.

NEW EXCEPTION under GIDE 0001 - Guideline Exception(s):
Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the loan application date of 09/29/14 as required per Originator guides (pg 4).

110838140	131016	12/08/2014	Credit	Back-end Ratio exception (DTI)	CRED 0004	2	Acknowledged	Approval DTI: 29.68% (per 1008 page 176). Review DTI: 33.16% differential is based on full PITI considered for rental property as copy of lease is not in file.
Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

12/22/14 - Received a response from the lender of: As the rental agreement was not required at the time of underwriting, if the full PITI on the rental property was used, the ratio is 33.16%.  This is still within the qualifying guidelines and the loan is approvable. ** CRED 0004 Exception Overridden to EV2 level with no rents considered in qualifying.

Mitigated Risk: 12/22/14 - Received a response from the lender of: As the rental agreement was not required at the time of underwriting, if the full PITI on the rental property was used, the ratio is 33.16%.  This is still within the qualifying guidelines and the loan is approvable. ** CRED 0004 Exception Overridden to EV2 level with no rents considered in qualifying. Ratio well below max allowed of 43% without use of rents

110838140	131195	12/09/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure is not provided within 3 Business Days of the Application date	12/30/2014
Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

12/30/14 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pg 270). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s).COMP 0035 Exception Cleared.

12/30/14 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pg 270). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s).COMP 0035 Exception Cleared.

110838140	133573	12/29/2014	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged
UPDATED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date, guideline exception was added. Credit report (Misc_V29) is Stale dated per Lender guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which states: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction".  Credit report is dated 121 days prior to the Transaction Date.  Industry standard uses 30 day months.

REVISED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date, guideline exception is being added. Credit report (Misc_V29) is not dated within 30 days of the loan application date as required per lender guides (pg 4). Lender guides states: "Credit documents must be dated within 30 days of the loan application date for both existing and new construction."

ORIGINAL EXCEPTION:
Credit report (Misc_V29) is not dated within 30 days of the loan application date per Lender guides (pg 4).

Excellent verified credit history - Credit report dated 6/29 14 reflected median credit scores of 791 and 789, with no judgments, liens or public records.  Oldest trade line established September 1988 with a payment history of 030 ; Excellent verified housing payment history - Mortgage histories all present open accounts and all historic records to 2005, reflect timely blemish free accounts.;

1/2/15 - Received rebuttal from lender which states: "The above file started as a TBD. Credit was pulled at time of initial application." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD (on 06/29/14) to subject property on 09/29/2014 to confirm RESPA application date of 09/29/2014. Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the RESPA loan application date of 09/29/14. ** No Exception Cleared.  Credit report is stale dated per originator guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which state: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction". SEE UPDATED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date of 09/29/2014, guideline exception was added. Credit report (Misc_V29) dated 06/29/14 is Stale dated per originator guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which states: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction".  Credit report is dated 121 days prior to the Transaction Date.  Industry standard uses 30 day months.;
2/6/15 - Received updated credit report dated 2/6/15.  Client  agreed to allow a post-consummation dated report to reconfirm no new debt was originated since the pull of the original file credit report so as to re-confirm QM qualifying.  Updated credit report reflects revolving debt monthly total of $91 per month vs. the $78 used to qualify initially. The $13 difference is insignificant and considered immaterial.  No new risk is associated with this slight change.  ** GIDE 0001 Exception Overridden to EV2 level.

Client: 2/6/15 - Received updated credit report dated 2/6/15.  Client  agreed to allow a post-consummation dated report to reconfirm no new debt was originated since the pull of the original file credit report so as to re-confirm QM qualifying.  Updated credit report reflects revolving debt monthly total of $91 per month vs. the $78 used to qualify initially. The $13 difference is insignificant and considered immaterial.  No new risk is associated with this slight change.  ** GIDE 0001 Exception Overridden to EV2 level.

110851900	130697	12/06/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/12/2014
Substantial verified employment history - Borrower has verified stable job history with 11.6 yrs per VOE pg 201. Co borrower has verified stable job history with a 6 yr job per VOE on pg 199.; Substantial verified reserves - Verified reserves after closing of $342,203.31 (97.17 months) based on Estimated HUD provided in file (pg 423). Reserve requirements are 18 months ($63,391.68), 3 months liquid assets ($10,565.28) and 6 months PITI for additional property of $11,820.00.; Low DTI - Verified low DTI of 31.48%. 43% Max DTI allowed per guides.;

12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110851900	130698	12/06/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing complete pages of Final HUD 1. File contains a Final HUD Fax Cover Sheet and pages 2 to 4 of a HUD1(68353_MiscDocsV15), however, 1st page of the Final HUD 1 appears to have been covered by another document. Unable to confirm assets required to close, reserves or final terms of purchase. Used cash to close from Estimated HUD to complete data entry (pg 423). Credit and compliance review is not complete.

									12/16/2014
Substantial verified employment history - Borrower has verified stable job history with 11.6 yrs per VOE pg 201. Co borrower has verified stable job history with a 6 yr job per VOE on pg 199.; Substantial verified reserves - Verified reserves after closing of $342,203.31 (97.17 months) based on Estimated HUD provided in file (pg 423). Reserve requirements are 18 months ($63,391.68), 3 months liquid assets ($10,565.28) and 6 months PITI for additional property of $11,820.00.; Low DTI - Verified low DTI of 31.48%. 43% Max DTI allowed per guides.;
											12/16/14 - Received complete copy of HUD marked Final, signed and stamped CTC by settlement agent (4 pages total). Compliance passed. Reserves required met. HUD 0001 Exception Cleared.	12/16/14 - Received complete copy of HUD marked Final, signed and stamped CTC by settlement agent (4 pages total). Compliance passed. Reserves required met. HUD 0001 Exception Cleared.
110851900	130699	12/06/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $770,000 is supported. No CDA provided.	12/16/2014
Substantial verified employment history - Borrower has verified stable job history with 11.6 yrs per VOE pg 201. Co borrower has verified stable job history with a 6 yr job per VOE on pg 199.; Substantial verified reserves - Verified reserves after closing of $342,203.31 (97.17 months) based on Estimated HUD provided in file (pg 423). Reserve requirements are 18 months ($63,391.68), 3 months liquid assets ($10,565.28) and 6 months PITI for additional property of $11,820.00.; Low DTI - Verified low DTI of 31.48%. 43% Max DTI allowed per guides.;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110851900	130700	12/06/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided the affiliate business disclosure within 3 days of application date. Disclosure is in file on pg 449 but is dated and signed after.	01/02/2015
Substantial verified employment history - Borrower has verified stable job history with 11.6 yrs per VOE pg 201. Co borrower has verified stable job history with a 6 yr job per VOE on pg 199.; Substantial verified reserves - Verified reserves after closing of $342,203.31 (97.17 months) based on Estimated HUD provided in file (pg 423). Reserve requirements are 18 months ($63,391.68), 3 months liquid assets ($10,565.28) and 6 months PITI for additional property of $11,820.00.; Low DTI - Verified low DTI of 31.48%. 43% Max DTI allowed per guides.;

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 449). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 449). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

110851900	130702	12/06/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	12/16/2014
Substantial verified employment history - Borrower has verified stable job history with 11.6 yrs per VOE pg 201. Co borrower has verified stable job history with a 6 yr job per VOE on pg 199.; Substantial verified reserves - Verified reserves after closing of $342,203.31 (97.17 months) based on Estimated HUD provided in file (pg 423). Reserve requirements are 18 months ($63,391.68), 3 months liquid assets ($10,565.28) and 6 months PITI for additional property of $11,820.00.; Low DTI - Verified low DTI of 31.48%. 43% Max DTI allowed per guides.;

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

300000583	130887	12/08/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
HUD1 labeled in the file as final (pg. 346) is not executed by the parties to the transaction nor executed by the Settlement Agent (no CTC stamp noted).  Document also is not indicated to be "FINAL" anywhere on the form. Unable to complete Compliance and Credit review without confirmed Final HUD1.  Unable to determine final assets required to close subject transaction.
									12/11/2014
Substantial verified employment history - Borrowers business incorportated 12/16/1994, 20 years of self employment documented.; Substantial verified liquid assets and/or savings history - Total discounted assets post closing is  $787,254.43.; Substantial verified reserves - 147 months of verified reserves remain after closing with 24 months required per guidelines. ;

12/11/14 - Received final HUD1 reflecting Settlement Agent CTC stamp and acknowledgment as well as the form reflecting a "Final HUD One" stamp on top right side of page one.  HUD 0001 Exception Cleared.

12/11/14 - Received final HUD1 reflecting Settlement Agent CTC stamp and acknowledgment as well as the form reflecting a "Final HUD One" stamp on top right side of page one.  HUD 0001 Exception Cleared.

300000583	130889	12/08/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $ 1,020,000 is supported.	12/11/2014
Substantial verified employment history - Borrowers business incorportated 12/16/1994, 20 years of self employment documented.; Substantial verified liquid assets and/or savings history - Total discounted assets post closing is  $787,254.43.; Substantial verified reserves - 147 months of verified reserves remain after closing with 24 months required per guidelines. ;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,020,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,020,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000583	130890	12/08/2014	Compliance	Loan Closed Prior to the 7 Business Days Since Initial TIL Sent to Borrower(s)	MDIA 0001	1	Closed	Loan Closed (PG 319) which is prior to the 7 Business Days Since Initial (PG 429)TIL was Sent to Borrower(s)	12/16/2014
Substantial verified employment history - Borrowers business incorportated 12/16/1994, 20 years of self employment documented.; Substantial verified liquid assets and/or savings history - Total discounted assets post closing is  $787,254.43.; Substantial verified reserves - 147 months of verified reserves remain after closing with 24 months required per guidelines. ;
											12/16/14 - Received Final HUD confirming funding date of 12/02/14 which is more than 7 business days since Initial TIL was sent to borrower. MDIA 0001 Exception Cleared.	12/16/14 - Received Final HUD confirming funding date of 12/02/14 which is more than 7 business days since Initial TIL was sent to borrower. MDIA 0001 Exception Cleared.
300000583	130892	12/08/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that HUD Special Information Handbook was provided to the borrower within 3 business days of the initial application date.	12/16/2014
Substantial verified employment history - Borrowers business incorportated 12/16/1994, 20 years of self employment documented.; Substantial verified liquid assets and/or savings history - Total discounted assets post closing is  $787,254.43.; Substantial verified reserves - 147 months of verified reserves remain after closing with 24 months required per guidelines. ;

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.

300000583	130896	12/08/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing protection letter provided in file.	12/17/2014
Substantial verified employment history - Borrowers business incorportated 12/16/1994, 20 years of self employment documented.; Substantial verified liquid assets and/or savings history - Total discounted assets post closing is  $787,254.43.; Substantial verified reserves - 147 months of verified reserves remain after closing with 24 months required per guidelines. ;

12/16/14 - Received a copy of the Preliminary Title Commitment.  Still missing evidence of Closing Protection Letter.  No Exception Cleared.  TITL 0005 Exception Remains.
12/17/14 - Received copy of CPL.  TITL 0005 Exception Cleared.
												12/17/14 - Received copy of CPL. TITL 0005 Exception Cleared.;
300000587	130867	12/07/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not located in file by copy of the recorded Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date. Closing instructions (page 300/326) does not indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent  stating that they have sent documents out for recording.
									12/11/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/11/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;

12/11/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;

300000587	130869	12/07/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $680,000.00 is supported. No CDA provided.	12/11/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000587	130873	12/07/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence in file that HUD Special Information Handbook was provided to the borrowers.	12/16/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/15/2014 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;

300000587	130875	12/07/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Evidence of disclosure of Borrower's Right to Receive Credit Scores is not located in file.	12/29/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 5 of Misc_V11). FACT 0002 Exception Cleared.

12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 5 of Misc_V11). FACT 0002 Exception Cleared.

300000587	130877	12/07/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing Protection Letter is not in file.	12/11/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/11/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Subject is in the state of WA. TITL 0005 Exception Cleared.

12/11/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Subject is in the state of WA. TITL 0005 Exception Cleared.

300000587	130881	12/07/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial 1003 date (lender executed) (page 200); Initial GFE (pg. 358) and TIL (pg. 367) disclosures are dated later which is not within 3 business days of the initial 1003.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application.
									12/29/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/29/14 - Received Lender response of: "1003 issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/05/2014 to confirm RESPA application date of 11/05/2014 to support disclosures not being sent until 11/09/2014 which was within 3 business days of the RESPA application date. Originator does not include Saturday as a business day. COMP 0035 Exception Cleared.

12/29/14 - Received Lender response of: "1003 issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/05/2014 to confirm RESPA application date of 11/05/2014 to support disclosures not being sent until 11/09/2014 which was within 3 business days of the RESPA application date. Originator does not include Saturday as a business day. COMP 0035 Exception Cleared.

300000587	131061	12/09/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
No evidence in file that Affiliated Business Arrangement disclosure was provided within 3 business days of the application date. Initial 1003 date (lender executed, page 200) with Lender ABA disclosure (pg. 408) reflecting no disclosure date, nor is it executed by the borrower.
									01/07/2015
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.
1/29/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property 11/5/2014 to confirm RESPA application date of 11/5/2014 to support disclosures not being sent until 11/10/2014 which was within 3 business days of the RESPA application date. ** This note is dovetailed from COMP 0036 to confirm the RESPA application date as the initial 1003 was lender dated earlier.

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.

300000587	131152	12/09/2014	Credit	Missing Subordinate Lien Amount	CRED 0051	1	Closed
Missing evidence of 2nd lien Note.  Unable to determine / confirm Lien or Payment amount used in qualifying.  Lender 1008 (pg. 412) and borrower final 1003 (pg. 161)  reflects a 2nd lien payment of $55.35 included in the subject PITIA.  No other evidence located in file of this lien or confirmation of the payment amount.
									12/22/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0051 Exception Cleared.

12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0051 Exception Cleared.

300000587	131153	12/09/2014	Credit	Missing Subordinate Lien Holder Name	CRED 0053	1	Closed	Missing Lien Holder name for the missing 2nd lien Note.	12/22/2014
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0053 Exception Cleared.

12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0053 Exception Cleared.

300000587	131200	12/09/2014	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	No evidence in file that the Affiliated Business Arrangement disclosures is executed by borrower. ABA Disclosure in file Lender ABA disclosure (pg. 408) but no signature is reflected.
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

1/26/15 - Received email from Client requesting guidance on how to resolve.  Responded with email stating: "Generally speaking a copy of the borrower executed ABA disclosure should be present in files where it is applicable.  If the lender can provide clear evidence confirming that the disclosure was delivered to the borrower within 3-business days of the application date, then we will override this specific exception to an EV2 level. The lender has provided a screen print copy of their internal system showing when other disclosures were generated and delivered to the borrower.  Perhaps they could do the same in this instance.;
1/28/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 11/10/2014. Additionally, a second lender screen printout of their internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/5/2014 to confirm RESPA application date of 11/5/2014 to support disclosures not being generated and sent until 11/10/2014 which was within 3 business days of the RESPA application date. ** Lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

Mitigated Risk: 1/28/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 11/10/2014. Additionally, a second lender screen printout of their internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 11/5/2014 to confirm RESPA application date of 11/5/2014 to support disclosures not being generated and sent until 11/10/2014 which was within 3 business days of the RESPA application date. ** Lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

300000587	131206	12/09/2014	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
Missing evidence of borrowers H-1B VISA to confirm it is not expired.  Letter from Employer, (pg. 419) reflects borrower is currently working pursuant to the H-1B work authorization sponsored by Employer and they have initiated the green card sponsorship process on the borrowers behalf.  Lender email chain in file (pg. 147-151) reflects corresponding information.
									01/05/2015
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

12/22/14 - Received statement from lender of: "VISA issue. Attached is a written lenders response stating: The borrower has been employed since 2005.  Bwr is currently working pursuant to his H-1B visa work authorization sponsored by employer.  Employer has also initiated the green card sponsorship process on his behalf and we are waiting for this green card to be approved.  Employer will continue to maintain bwrs legal immigration status and work authorization through the duration of his tenure, subject to the Companys standard employment at will policy.  Due to his tenure and their assurance that they will continue to maintain the borrowers legal immigration work status, this was deemed sufficient to support his continuing employment for the next 3 years. ** No Exception Cleared.  Still missing evidence of borrowers H-1B VISA to confirm it is not expired.  Upon receipt will determine if 3 years continuing employment can be confirmed.  CRED 0032 Exception Remains.;
1/2/15- Received Certification of Resident Alien Status dated 11/9/14.  Certification Form states photocopying the resident alien card and other visas is prohibited in all cases. There must be no Photo ID of the applicant in the loan file at any time. In lieu of photocopying the card, complete this form for all permanent resident aliens and conditional permanent resident aliens.  The Certification form is completed per the form which states "From the front of the resident alien card or non-permanent resident visa, complete the following information:".  The Completed form reflects the subject borrower has a Series type H1B Visa Type with Alien No. and the card expiration date is 11/14/16. The expiration is prior to 3 years from closing; however, the borrowers employer letter in file (pg. 419) clearly states they borrower is currently working pursuant to the H-1B work authorization and they have initiated the green card sponsorship process on the borrowers behalf. Employer will continue to maintain the borrowers legal immigration status and work authorization through the duration of his tenure, subject to the Companys standard employment at-will policy. ** Certification of Resident Alien Status confirms borrowers Visa is not expired and Company letter (in file, pg. 419) confirms  continued employment. CRED 0032 Exception Cleared.

1/2/15- Received Certification of Resident Alien Status dated 11/9/14.  Certification Form states photocopying the resident alien card and other visas is prohibited in all cases. There must be no Photo ID of the applicant in the loan file at any time. In lieu of photocopying the card, complete this form for all permanent resident aliens and conditional permanent resident aliens.  The Certification form is completed per the form which states "From the front of the resident alien card or non-permanent resident visa, complete the following information:".  The Completed form reflects the subject borrower has a Series type H1B Visa Type with Alien No. and the card expiration date is 11/14/16. The expiration is prior to 3 years from closing; however, the borrowers employer letter in file (pg. 419) clearly states they borrower is currently working pursuant to the H-1B work authorization and they have initiated the green card sponsorship process on the borrowers behalf. Employer will continue to maintain the borrowers legal immigration status and work authorization through the duration of his tenure, subject to the Companys standard employment at-will policy. ** Certification of Resident Alien Status confirms borrowers Visa is not expired and Company letter (in file, pg. 419) confirms  continued employment. CRED 0032 Exception Cleared

300000587	133173	12/22/2014	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Based on updated 1008 received on 12/22/14, the final 1003 application (pg. 161) reflects an error for a 2nd lien payment of $55.35 being included in the subject PITIA. Lender confirmed there is not a 2nd lien. The payment was an error. Missing corrected / amended final 1003 with borrowers acknowledgment of the correction on all applicable pages.
									01/07/2015
Substantial verified employment history - Borrower has been employed since September 2005 (9 years 2 months) ; Excellent verified credit history - Credit report reflects a median credit score of 769 with a payment history of 0x30 with no judgments, liens or public records.; Income verified was not used in qualifying - Borrower paystub (pg. 56) reflects YTD gross earnings total of $144,364 that averages $14,436 per month, well above the based monthly salary used for qualifying of $11,533 per month.  ;

1/7/15 - Received corrected 1003 reflecting 2nd lien payment of $55.35 has been removed from the subject PITIA. Lender confirmed there is not a 2nd lien. Final 1003 is fully executed by borrower and dated 01/05/15. APP 0002 Exception Cleared.

1/7/15 - Received corrected 1003 reflecting 2nd lien payment of $55.35 has been removed from the subject PITIA. Lender confirmed there is not a 2nd lien. Final 1003 is fully executed by borrower and dated 01/05/15. APP 0002 Exception Cleared.

110799608	130817	12/07/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not located in file by copy of the recorded Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date. Closing instructions (page 497/532/561) does not indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent  stating that they have sent documents out for recording.
									12/12/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

110799608	130825	12/07/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $594,000.00 is supported.	12/19/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $594,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $594,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110799608	130829	12/07/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure (page 412) is signed and was not provided within 3 days of application.	01/02/2015
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 412). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 412). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

110799608	130831	12/07/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Special Information Handbook is not located in file.	12/16/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110799608	130836	12/07/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing Protection Letter is not located in file.	12/12/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

12/12/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.

12/12/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.

110799608	130842	12/07/2014	Credit	Missing Credit Report	CR 0001	1	Closed	Credit Report Required to complete Review.	12/12/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;
											12/12/14 - Received full credit report. CR 0001 Exception Cleared.	12/12/14 - Received full credit report. CR 0001 Exception Cleared.
110799608	130845	12/07/2014	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
 The disclosed finance charge ($353,457.67) is ($1,905.52) below the actual finance charge($355,363.19). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)). HUD1 (page 488) reflects Lender Credit of $1537.00 and Seller's Credit of $1500.00, however the Itemization of Amount Financed does not reflect prepaid finance charges paid by Lender's credit of $1537 or Sellers Credit of $1500 as reflected on HUD1 (page 488)
									12/19/2014
Low DTI - 20.3% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $58,254.43. 21 months PITI reserves verified. 18 months required. ;

12/19/14 - Received Itemization of Seller and Lender Credit Breakdown of $1,537 Lender credit reflected on line #204 of the HUD and $1500 Seller Credit reflected line #213 of the HUD. Applied the following credits per the lender credit breakdown provided: $945 Loan Origination Fee(which consists of $945 Administration Fee), $5000 Appraisal Fee, $27 Credit Report, $54 Tax Service Fee and $11 Flood Cert Fee. Applied the following credits per the seller credit breakdown provided: $1060 Settlement Fee and $440 Lenders Title Insurance. The applied lender credit cured the under disclosure. COMP 0001 Exception Cleared.

12/19/14 - Received Itemization of Seller and Lender Credit Breakdown of $1,537 Lender credit reflected on line #204 of the HUD and $1500 Seller Credit reflected line #213 of the HUD. Applied the following credits per the lender credit breakdown provided: $945 Loan Origination Fee(which consists of $945 Administration Fee), $5000 Appraisal Fee, $27 Credit Report, $54 Tax Service Fee and $11 Flood Cert Fee. Applied the following credits per the seller credit breakdown provided: $1060 Settlement Fee and $440 Lenders Title Insurance. The applied credits cured the under disclosure. COMP 0001 Exception Cleared.

300000586	132515	12/18/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/24/2014
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;

12/23/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

12/23/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

300000586	132516	12/18/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $745,000 is supported. No post closing CDA provided.	12/24/2014
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;

12/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000586	132519	12/18/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing evidence that borrower was provided with affiliated business disclosure within 3 business days of application date. Disclosure on pg 364 is signed and dated which is not within 3 days of loan application date.
									01/02/2015
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 364). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 364). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

300000586	132524	12/18/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection letter provided by Title Insurance issuer.	12/24/2014
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;

12/23/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.

12/23/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where originator has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.

300000586	132598	12/18/2014	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $564,000 (including 20% Extended Coverage) per Policy (pg 7). No Cost to Rebuild provided on appraisal (pg 208). In the absence of Cost to Rebuild estimate the hazard coverage must be equal to the Note amount of $571,000.  Hazard coverage is short by $7,000.
									12/24/2014
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;

12/24/14 - Received response from lender of: "insurance coverage issue". Attached is a letter from Lender certifying the Insurance Coverage with a telephone cert made to the Property Insurer that stated: The undersigned hereby certifies that on 10/31/14 the lender spoke with  insurance company and verified that $470,000 + 20% replacement ($564,000) is the maximum insured value established by their insurance company.  Attached is a copy of Evidence of Insurance. ** Confirms insurable value by provider.  HAZ 0004 Exception Cleared.

12/24/14 - Received response from lender of: "insurance coverage issue". Attached is a letter from Lender certifying the Insurance Coverage with a telephone cert made to the Property Insurer that stated: The undersigned hereby certifies that on 10/31/14 the lender spoke with  insurance company and verified that $470,000 + 20% replacement ($564,000) is the maximum insured value established by their insurance company.  Attached is a copy of Evidence of Insurance. ** Confirms insurable value by provider.  HAZ 0004 Exception Cleared.

300000586	132599	12/18/2014	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed	HUD copies (pg 424-431) provided are incomplete images. The top part of all pages has been cut off. Provide full copies of final HUD. Compliance review is not completed.	12/24/2014
Low DTI - 27.10% DTI is substantially lower than the allowable 43% per guidelines.; Substantial verified reserves - Verified reserves after closing totaled $75,075.00 (22.15 months) Reserves required of 18 months. Lenders 3 months liquid reserve requirement was met. ; Excellent verified credit history - 774 FICO score with no derogatory credit history per credit report(pdf Misc). Program requires 720 minimum score. ;
											12/23/14 - Received final HUD1. HUD 0024 Exception Cleared.	12/23/14 - Received final HUD1. HUD 0024 Exception Cleared.
300000579	133176	12/22/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	01/05/2015
Excellent verified credit history - Credit report (page 2/) dated 11/19/2014 reflects a median credit score of 779 and 789 with a payment history of 0x30. 720 minimum required credit score. Report reflects oldest trade line dated January 2002 for borrower and co borrower oldest trade line dated March 1992. No judgments, liens or public records.; Excellent verified housing payment history - Rental history reporting on credit report (pg 1) reflects 52 months paid 0x30. ; Substantial verified reserves - Post closing reserves of $178,712.40. 30 months of PITI reserves verified (not including gift funds). 18 months PITI reserves required. Lender 3 month reserve requirement has been met.;

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300000579	133415	12/26/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Per appraisal subject was built new on the foundation of former building on site. Appraiser indicates subject is essentially a new build. Missing Certificate of Occupancy required for new construction.
									02/26/2015
Excellent verified credit history - Credit report (page 2/) dated 11/19/2014 reflects a median credit score of 779 and 789 with a payment history of 0x30. 720 minimum required credit score. Report reflects oldest trade line dated January 2002 for borrower and co borrower oldest trade line dated March 1992. No judgments, liens or public records.; Excellent verified housing payment history - Rental history reporting on credit report (pg 1) reflects 52 months paid 0x30. ; Substantial verified reserves - Post closing reserves of $178,712.40. 30 months of PITI reserves verified (not including gift funds). 18 months PITI reserves required. Lender 3 month reserve requirement has been met.;

1/5/15 - Received rebuttal from lender which states: "Due to the footprint of the home not being altered this was considered a remodel not new construction. Building and Electric permits have been provided." Lender attached an Electric Permit Inspection Report and a Building Permit Field Inspection Report both reflecting inspection type as Final. No exception cleared. Provide documentation to support occupancy was certified by City/County since subject was new build OR evidence that City/County does not require Certification of Occupancy OR evidence that City/County issued a "Final inspection" for occupancy. PROP 0012 Exception Remains.;
2/6/15 - Received response from lender of: "Documentation provided for previous file that County does not issue COO." Attached was a lenders certification from a different file stating that lender spoke with Inspector for the City who signed off on a building permit for a different property". ** No Exception Cleared.  Prior loan referenced in copy of letter presented by the lender also included the following listed items to allow for clearance which has not been presented for the subject loan. Items provided included:  1) Verified per independent search that Certificate of Occupancy is not required on SFR properties in Seattle.  2)  Lender attached a copy of Permit and Complaint Status from the Department of Planning and Dev website reflecting permit status as Finaled on (insert date here xx/xx/xxxx) and that permit has closed. Missing evidence of these items along with re-confirmation with the City that no separate COO is required. PROP 0012 Exception Remains.;
2/26/15 - Received 5 page document that contained a cover letter dated 2/25/15 from lender stating: "City didn't issue the Certificate of Occupancy for property.  For questions, please contact City Department of Planning and Development".  Additional four documents included a copy of DPD permit and Compliant Status website printout, showing permit closed for three items including one issued on 2/11/2014 for Construction additions and alterations to existing SFR per plan, one issued 5/28/14 for wire new construction and one issued 6/24/14 for construct deck and replace porch on SFR per site plan subject to field inspection which is on pg 3 of 5 that reflects Final and Passed, dated 9/17/14.  Additional permit for dck and porch replacement (pg. 4 of 5) and finally, an electrical permit dated 9/11/2014, marked final and passed.  All reflect Permits closed. Two new permits have been issued post-closing for subject site in 01/2015 in reference to basement wiring and kitchen in basement. PROP 0012 Exception Cleared.

2/26/15 - Received 5 page document that contained a cover letter dated 2/25/15 from lender stating: "City didn't issue the Certificate of Occupancy for property.  For questions, please contact City Department of Planning and Development".  Additional four documents included a copy of DPD permit and Compliant Status website printout, showing permit closed for three items including one issued on 2/11/2014 for Construction additions and alterations to existing SFR per plan, one issued 5/28/14 for wire new construction and one issued 6/24/14 for construct deck and replace porch on SFR per site plan subject to field inspection which is on pg 3 of 5 that reflects Final and Passed, dated 9/17/14.  Additional permit for dck and porch replacement (pg. 4 of 5) and finally, an electrical permit dated 9/11/2014, marked final and passed.  All reflect Permits closed. Two new permits have been issued post-closing for subject site in 01/2015 in reference to basement wiring and kitchen in basement. PROP 0012 Exception Cleared.

110851895	133329	12/23/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $630,000 is supported. No post closing CDA provided.	01/16/2015
Excellent verified credit history - 769/757 qualifying credit scores. 720 FICO is the required minimum per guidelines. No material derogatory credit. 105 months of prior mortgage history reporting 0x30. Credit file dates back to 2/ 1983. ; Substantial verified employment history - Verified stable employment for co borrower for 10.92 years per VVOE on pg 8.; Income verified was not used in qualifying - Coborrower qualified on base income of $7083.33/mo. Coborrower income over the past 36 months has averaged $17,819/mo including all sources of employment income verified with current paystubs and 2 years of W2s. ;

12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $630,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $630,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110851895	133332	12/23/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing protection letter was not provided in the file.	12/30/2014
Excellent verified credit history - 769/757 qualifying credit scores. 720 FICO is the required minimum per guidelines. No material derogatory credit. 105 months of prior mortgage history reporting 0x30. Credit file dates back to 2/ 1983. ; Substantial verified employment history - Verified stable employment for co borrower for 10.92 years per VVOE on pg 8.; Income verified was not used in qualifying - Coborrower qualified on base income of $7083.33/mo. Coborrower income over the past 36 months has averaged $17,819/mo including all sources of employment income verified with current paystubs and 2 years of W2s. ;

12/30/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Originator just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.

12/30/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Originator just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.

110851895	133341	12/23/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction. Copy of final inspection provided (pg 258) however missing Certificate of Occupancy.	01/16/2015
Excellent verified credit history - 769/757 qualifying credit scores. 720 FICO is the required minimum per guidelines. No material derogatory credit. 105 months of prior mortgage history reporting 0x30. Credit file dates back to 2/ 1983. ; Substantial verified employment history - Verified stable employment for co borrower for 10.92 years per VVOE on pg 8.; Income verified was not used in qualifying - Coborrower qualified on base income of $7083.33/mo. Coborrower income over the past 36 months has averaged $17,819/mo including all sources of employment income verified with current paystubs and 2 years of W2s. ;
											1/16/15 - Received Certificate of Occupancy for subject. PROP 0012 Exception Cleared.	1/16/15 - Received Certificate of Occupancy for subject. PROP 0012 Exception Cleared.
110851895	133388	12/24/2014	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing 24 months of verified housing history. Credit report (pg 13) verified mortgage history from 7/2005 to 7/2013. VOR (pg 742) verified rental history from 8/2013 to 7/2014. Missing housing history from 7/2014 to present. Letter of Explanation from borrower (pg 602) states that borrower has lived at residence in WA with family since lease ended in 9/2014. Missing rent free letter or verification of housing expense for 8/2014 to present.
									02/12/2015
Excellent verified credit history - 769/757 qualifying credit scores. 720 FICO is the required minimum per guidelines. No material derogatory credit. 105 months of prior mortgage history reporting 0x30. Credit file dates back to 2/ 1983. ; Substantial verified employment history - Verified stable employment for co borrower for 10.92 years per VVOE on pg 8.; Income verified was not used in qualifying - Coborrower qualified on base income of $7083.33/mo. Coborrower income over the past 36 months has averaged $17,819/mo including all sources of employment income verified with current paystubs and 2 years of W2s. ;

1/12/15 - Received copy of e-mail correspondence print out between lender and borrower. Letter from borrower states "The month indicated should be August not September. I was rushed when I put the letter together." No exception cleared. Rent free letter must come from family/owner of property. Missing housing history from 7/2014 to present (Note date is 12/12/14). Documentation used to render loan approval and qualification must be dated on or before loan consummation date. CRED 0001 Exception Remains.;
2/10/15 Received letter from lender dated 02/10/15 stating they do not get rent free letters from family member/owner of property. No exception cleared. Rent free letter must come from family/owner of property. Missing housing history from 8/2014 to present (Note date is 12/12/14). Documentation used to render loan approval and qualification must be dated on or before loan consummation date. CRED 0001 Exception Remains.;
2/12/15 - Received response from lender which states: "A rent free letter from the family member/owner of the property is not part of our guidelines for any loan program. As long as the borrower addresses their living situation, that is acceptable. We sell loans to many investors/insurers who have not asked for this sort of documentation. The borrower paid $2750 while renting with a new PITIA of $2940. Not a significant payment shock. They have 20 months of reserves so they have savings to fall back on." Clearing exception due to signed letter from borrower addressing rental history, additional letter provided by borrower confirming living with family since August 2014 (not September 2014) and VOR in file reflecting tenancy end date of 07/31/14. 24 month housing history verified. CRED 0001 Exception Cleared.

2/12/15 - Received response from lender which states: "A rent free letter from the family member/owner of the property is not part of our guidelines for any loan program. As long as the borrower addresses their living situation, that is acceptable. We sell loans to many investors/insurers who have not asked for this sort of documentation. The borrower paid $2750 while renting with a new PITIA of $2940. Not a significant payment shock. They have 20 months of reserves so they have savings to fall back on." Clearing exception due to signed letter from borrower addressing rental history, additional letter provided by borrower confirming living with family since August 2014 (not September 2014) and VOR in file reflecting tenancy end date of 07/31/14. 24 month housing history verified. CRED 0001 Exception Cleared.

300001176	133605	12/29/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/16/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

1/16/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/23/14. DEED 0049 Exception Cleared.

1/16/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/23/14. DEED 0049 Exception Cleared.

300001176	133606	12/29/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. All HUD documents marked as Estimated. Estimated HUD (841) used for review. Compliance review is not complete.	01/05/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;
											1/5/15 - Received HUD marked Final, stamped CTC and signed by settlement agent. Compliance review complete. Reserves required met. HUD 0001 Exception Cleared.	1/5/15 - Received HUD marked Final, stamped CTC and signed by settlement agent. Compliance review complete. Reserves required met. HUD 0001 Exception Cleared.
300001176	133608	12/29/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $835,000 is supported. No post closing CDA provided.	01/07/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300001176	133616	12/29/2014	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged
Missing signed Affiliated Business Disclosure with evidence borrower was provided with disclosure within 3 days of RESPA application date. Affiliated Business Disclosure in file (pg 91) is not signed or dated.

Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

1/5/15 - Received response from Lender of: "Please see below verifying the date the Affiliated Business Disclosure was printed and sent to borrower." Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions. The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/08/2014 and a time stamp to represent when it was generated and sent out to the customer. No exception cleared. Affiliated Business Disclosure in file (pg 971) is not signed. ** COMP 0036 Exception Remains.;
1/16/15 - Received rebuttal from lender which states: "There is no regulatory requirement for the Affiliated Business Arrangement Disclosure to be acknowledged by the borrowers as long as it is delivered timely." Affiliated Business Disclosure must be executed by both borrowers. COMP 0036 Exception Remains.;
2/18/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 12/8/2014, thus within 3-business days of application date of 12/7/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

Client: 2/18/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 12/8/2014, thus within 3-business days of application date of 12/7/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

300001176	133620	12/29/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Lender did not provide a closing protection letter.	01/08/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;
											1/8/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.	1/8/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.
300001176	133634	12/29/2014	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 24 month history for both borrower with explanation of any gaps greater than 30 days. Borrower on current job since 6/17/2013. Graduated with MBA on 5/12/2013 (pg 34). Missing letter explaining gap of greater than 30 days.  Coborrower current employment began on 9/29/2014 (pg 30). Graduated with MBA on 5/12/2013 (pg 268). Prior employment on application shows from 7/2013 to 9/2014. Missing VVOE from prior employer and explanation of any gaps greater than 30 days. Missing complete 24 month history of employment for both borrowers.
									01/29/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

1/28/15 - Received two letters of explanation from borrower and co-borrower.  Borrower stated: "during the 5/12/13 - 6/17/13 time frame, I was transitioning from being an MBA student to working.  I was also making the move for my position at work. This supports 24 month history and is satisfactory explanation for one month gap between MBA program and employment history.  Co-borrower stated:  "during the 5/12/13 - 7/13 time frame, I was transitioning from graduating from the MBA program to my prior position. Attached are multiple VOEs to confirm employment from 7/28/2013 to 9/19/2014.  This confirms 24 month history and co-borrowers explanation.  CRED 0007 Exception Cleared.

1/28/15 - Received two letters of explanation from borrower and co-borrower.  Borrower stated: "during the 5/12/13 - 6/17/13 time frame, I was transitioning from being an MBA student to working.  I was also making the move for my position at work. This supports 24 month history and is satisfactory explanation for one month gap between MBA program and employment history.  Co-borrower stated:  "during the 5/12/13 - 7/13 time frame, I was transitioning from graduating from the MBA program to my prior position. Attached are multiple VOEs to confirm employment from 7/28/2013 to 9/19/2014.  This confirms 24 month history and co-borrowers explanation.  CRED 0007 Exception Cleared.

300001176	133652	12/29/2014	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Conflicting information provided on the VOR documents in file. Verification of prior rental history for coborrower is not consistent. Processor Cert (Pg 1113) states that no verification can be obtained for the period of 11/25/2012 to 4/25/2014 due to ownership change at residence. Completed VOR (pg 1115) for same residence reflects history from from 10/19/2012 to 5/31/2013. Missing explanation for conflicting data on coborrowers housing history.
									02/17/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

2/13/15 - Received a lender response of "LOE". No documentation provided. No Exception cleared. CRED 0021 Exception Remains.;
2/17/15 - Received signed Processors Cert explaining borrowers rental history, however, using landlord completed VORs in file to verify actual rental history. B1 rental history verified as follows: 05/2012 to 05/2013 (pg 1111) and 05/2013 to present (pg 1110). B2 rental history verified as follows: 10/2012 to 05/2013 (pg 1115), 05/2013 to 02/2014 (pg 1112) and 05/2013 to present (pg 1110). VORs on pgs 1112 and 1110 overlaps. Per LOE, B2 moved in with B1. 24 month housing history verified. CRED 0021 Exception Cleared.

2/17/15 - Received signed Processors Cert explaining borrowers rental history, however, using landlord completed VORs in file to verify actual rental history. B1 rental history verified as follows: 05/2012 to 05/2013 (pg 1111) and 05/2013 to present (pg 1110). B2 rental history verified as follows: 10/2012 to 05/2013 (pg 1115), 05/2013 to 02/2014 (pg 1112) and 05/2013 to present (pg 1110). VORs on pgs 1112 and 1110 overlaps. Per LOE, B2 moved in with B1. 24 month housing history verified. CRED 0021 Exception Cleared.

300001176	133734	12/30/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Booklet (Settlement Cost Booklet) within 3 days of RESPA application date.	01/29/2015
Low DTI - 30.15% DTI. 43% maximum allowed per guidelines.; Substantial verified reserves - Post closing reserves of $102,346.06. 21.44 months of verified PITI reserves. 18 months total PITI reserves required. ;

1/28/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

1/28/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110851898	133770	12/30/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not evidenced in file by copy of the recorded Mortgage, Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date, nor do the Closing instructions (page 342/344/390) indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent  stating that they have sent documents out for recording.
									01/07/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;

1/7/15 - Received a copy of the executed recorded Mortgage Deed of Trust, PUD Rider, MERS Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/05/14. DEED 0049 Exception Cleared.

1/7/15 - Received a copy of the executed recorded Mortgage Deed of Trust, PUD Rider, MERS Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/05/14. DEED 0049 Exception Cleared.

110851898	133771	12/30/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD. HUD in file (page 333) indicates Estimated. Credit and compliance review is incomplete pending review of Final HUD document.	01/08/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;
											1/8/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.	1/8/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.
110851898	133773	12/30/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $525,000 is supported. No post closing CDA provided.	01/16/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;

1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $525,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $525,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

110851898	133776	12/30/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of loan application date.	01/12/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;

1/12/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

1/12/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

110851898	133780	12/30/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from Title.	01/07/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;

1/7/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Originator just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.

1/7/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Originator does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Originator has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Originator just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.

110851898	133990	01/03/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is deficient for the following: 1) Lender property type is PUD detached. Appraisal (pg 145) does not indicate subject is located in a PUD. Per Preliminary Title (pg 510) property is subject to the provisions of the property Home Owners Association. Email (pg 2) indicates HOA may be inactive. Missing evidence of HOA dues on appraisal. Appraiser did not address presence of Home Owners Association.  2) Site value is $190,000 with a land to value ratio of 36.19%. Appraiser did not comment is high land to value ratio is typical for the area. 3) Subject value is above predominate value of $490,000 by $385,000. Variance above predominate is 79%. Appraiser provided no narrative addressing value above predominate.
									01/16/2015
Low DTI - 13.44% DTI on fully documented file. 43% maximum allowed per guidelines. ; Excellent verified housing payment history - Credit report reflects 76 months of prior mortgage history paid 0x30. VOR (pg 48) reflects 24 months of recent rental history paid 0x30. ; Substantial verified reserves - Post closing reserves of $52,398.31. 22 months of PITI reserves verified. 18 months required per lender guidelines. Lender liquid reserve requirement is met. ;

1/16/15 - Received corrected appraisal reflecting the following: 1) Property type is marked PUD with $0 HOA dues. Project information on pg 3 reflects Developer/Builder is not in control of the HOA. HOA is inactive. 2) Appraiser added comment that Land value at 36% is typical for the area. 3) Appraiser also addressed why subject value is above predominate value and stated that it is due to additional square footage in the basement. Unlike the subject, the majority of 2 story homes in subject neighborhood do not have basements. Comment was added on pg 3. Appraisal is complete. APPR 0002 Exception Cleared.

1/16/15 - Received corrected appraisal reflecting the following: 1) Property type is marked PUD with $0 HOA dues. Project information on pg 3 reflects Developer/Builder is not in control of the HOA. HOA is inactive. 2) Appraiser added comment that Land value at 36% is typical for the area. 3) Appraiser also addressed why subject value is above predominate value and stated that it is due to additional square footage in the basement. Unlike the subject, the majority of 2 story homes in subject neighborhood do not have basements. Comment was added on pg 3. Appraisal is complete. APPR 0002 Exception Cleared.

300001182	138077	01/24/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Statutory Warranty Deed and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 01/14/15. DEED 0049 Exception Cleared.

1/29/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Statutory Warranty Deed and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 01/14/15. DEED 0049 Exception Cleared.

300001182	138081	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $815,000. is supported. No CDA provided.	01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

1/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300001182	138085	01/24/2015	Credit	Non-Resident Alien Borrower	CRED 0028	1	Closed	Missing proof of resident alien documentation. There is a processing certification on pg 260. Unable to confirm borrowers ability to remain in the US.	01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received Certification of Resident Alien Status filled out and signed by lender reflecting Green card expiration date of 09/19/24 and Alien number. Lender states unable to make copy due to it is prohibited. 3 years continuance if residency verified. CRED 0028 Exception Cleared.

1/29/15 - Received Certification of Resident Alien Status filled out and signed by lender reflecting Green card expiration date of 09/19/24 and Alien number. Lender states unable to make copy due to it is prohibited. 3 years continuance if residency verified. CRED 0028 Exception Cleared.

300001182	138092	01/24/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with Affiliated Business disclosure within 3 days of application date. Affiliated business disclosure is on pg 604 and is signed and dated	01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 604). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.

1/29/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 604). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.

300001182	138094	01/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

1/29/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

300001182	138123	01/24/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial application on pg  244 is date. Based on initial application date, the initial disclosures dated later are not within 3 days of application date. The Initial Disclosure Date  is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									01/29/2015
Substantial verified liquid assets and/or savings history - Verified cash reserves after closing of $259,818.97 (67.85 months) Reserve requirements were 3 months cash reserves and 18 month total reserves.; Income verified was not used in qualifying - Borrower has a full time job with current bank statements showing net direct deposits of $9840/mo.pg 66 This income was not used to qualify since borrower did not meet credit requirements. ;

1/29/15 - Received Lender response of: "application date issue". ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 12/03/14 to confirm RESPA application date of 12/03/14 to support disclosures not being sent until 112/05/14 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.

1/29/15 - Received Lender response of: "application date issue". ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 12/03/14 to confirm RESPA application date of 12/03/14 to support disclosures not being sent until 112/05/14 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.

300005591	144742	02/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $810,000 is supported. No post closing CDA provided.	03/12/2015
Excellent verified credit history - 792/759 qualifying credit scores. 720 minimum required. No derogatory credit. Credit dates back to 8/2005. ; Substantial verified reserves - Post closing reserves of $78,643.66. 21 months of PITI reserves verified. 18 months required per guidelines.;
											2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005591	144801	02/10/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	02/17/2015
Excellent verified credit history - 792/759 qualifying credit scores. 720 minimum required. No derogatory credit. Credit dates back to 8/2005. ; Substantial verified reserves - Post closing reserves of $78,643.66. 21 months of PITI reserves verified. 18 months required per guidelines.;

2/13/15 - Received response from Lender of: Settlement.  No documentation attached, thus no Exception Cleared. COMP 0038 Exception Remains.;
2/17/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

2/17/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005591	144831	02/10/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
UPDATED EXCEPTION:
Appraisal was completed Subject To a roof inspection/roof certification addressing the area noted by the appraiser. Missing 1004D/442 from appraiser confirming Subject To conditions have been satisfied.

ORIGINAL EXCEPTION:
Appraisal was completed Subject To a Roof Inspection due to signs of moisture in the attic. An unsigned Roof Inspection was provided in the file (pg 834) however no 1004D/442 was provided by appraiser. Missing signed roof inspection and 1004D/442 from appraiser confirming Subject To conditions have been met.
									03/12/2015
Excellent verified credit history - 792/759 qualifying credit scores. 720 minimum required. No derogatory credit. Credit dates back to 8/2005. ; Substantial verified reserves - Post closing reserves of $78,643.66. 21 months of PITI reserves verified. 18 months required per guidelines.;

2/26/15 - Received response from the lender of: "Once an appraiser invokes the services of a professional for work orders, the appraiser is deferring to the expertise of that professional, under the assumption that the appraiser lacks the expertise to: A) Ascertain the extent of the damage B) Provide remedies for the problems uncovered by the professional inspection C) Estimate a cost to adequately address the deficiencies and D) Determine whether the appropriate work has been completed, in a workmanlike manner. Once an experts services are invoked, the appraiser is not responsible for the inspection or anything associated with uncovering the extent of damage, remedies for the damage or insuring that the work is complete. As a result, the lender is responsible for the professional inspection and all of its associated work orders, not the appraiser. The appraiser is only responsible for the items on the 442 which: E) He/she called out F) He/she has determined the extent of the damage G) He/she determined the remedy. ** No Exception Cleared.  Missing evidence of executed Roof Inspection and the 1004D/442 final inspection with photos as required per the appraisal report.  It was completed subject to, thus a final inspection is required. APPR 0032 Exception Remains.;
3/4/15 - Received a copy of fully executed Roof Inspection and Proposal.  Roof Proposal is dated 1/20/2015.  Borrower executed in acceptance on 3/2/2015. Proposal reflects a 5 year roof certification with opinion that roof has 5 years of useful like and no sign of moisture intrusion. Inspector stated that the appraiser noted area was examined and the darker areas on the sheathing are likely the result of an older issue.  The roofing area is currently adequate as outlined. ** Partial Exception Cleared.  Still missing evidence of 442/1004D Final Inspection as required per Appraisal report.  APPR 0032 Exception Remains. See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Appraisal was completed Subject To a roof inspection/roof certification addressing the area noted by the appraiser. Missing 1004D/442 from appraiser confirming Subject To conditions have been satisfied.;
3/6/15 - Received response from lender of: "The 442 form requires that the appraiser view the subject property and determine that the work orders or requirements prescribed by the appraisal are satisfied. Is it truly the expectation of this investor, that our appraisers are to drive by a property, where they have required no work orders, take a photo of the subject, submit a 1004D/442 with the box checked "yes", noting that they have been provided with a XXXX report, but they dont know if the professional inspector actually did any work and they cannot determine that any work has been performed, but it appears to be a XXXX report? Ive been appraising and lending for 27 years and this does not make sense, from an abundance of caution standpoint. This appraiser called for an inspection from an expert, because he/she lacked expertise. The expert has made the appropriate expert-determination." No exception cleared. Still missing evidence of 442/1004D Final Inspection as required per Appraisal report. Original appraisal was completed subject to, thus a final inspection is required. APPR 0032 Exception Remains.;
3/12/15 - Received a 1004D with Certification of Completion checked. Signed Roof Certification previously provided by lender reflecting roof has 5 years of useful life is also attached with the final report. APPR 0032 Exception Cleared.

3/12/15 - Received a 1004D with Certification of Completion checked. Signed Roof Certification previously provided by lender reflecting roof has 5 years of useful life is also attached with the final report. APPR 0032 Exception Cleared.

300005761	148662	03/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $805,000 is supported. No post closing CDA provided.	03/12/2015
Excellent verified credit history - 768/754 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993.; Substantial verified reserves - Post closing assets of $107,184.94. 29 months of verified PITI reserves. 18 months required. Lender 3 month liquid reserve requirement is met. ; Income verified was not used in qualifying - Coborrowers YTD bonus income of $2541/mo was not used to qualify.; Low DTI - 30.83% DTI on fully documented file. 43% maximum allowed per guidelines. ;

3/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005761	148664	03/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	03/12/2015
Excellent verified credit history - 768/754 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993.; Substantial verified reserves - Post closing assets of $107,184.94. 29 months of verified PITI reserves. 18 months required. Lender 3 month liquid reserve requirement is met. ; Income verified was not used in qualifying - Coborrowers YTD bonus income of $2541/mo was not used to qualify.; Low DTI - 30.83% DTI on fully documented file. 43% maximum allowed per guidelines. ;

3/12/15 - Lender provided a statement of: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

3/12/15 - Lender provided a statement of: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

300005761	148685	03/10/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject is 1 unit SFD with 1 attached Accessory Unit. Appraiser provided 6 Sold Comps, 1 Pending Sale and 1 Active Listing with distances ranging from .06 miles to 4.40 miles from subject.  Appraiser provided Comp 6, which is over 4.4 miles from subject. Comp 6 has excessive line and gross adjustments. Comp 6 was provided, only to bracket the subjects Accessory unit, as this comp is the only Comparable provided with similar Accessory Unit. Comp 6 which does not appear to be a comparable property from a comparable area. No other Comp from subject area has a similar Accessory Unit. Appraisal does not establish the market acceptable for this type of property. Appraiser was only able to bracket subject sales price of $850,000 by Comp 2, which is a much larger home and different style than subject. Original sales price was $900,000. After appraisal came back at $805,000, the purchase price was reduced to $850,000 per contract addendum (pg 376). Comparables provided in appraisal do not support value of $805,000.
									03/12/2015
Excellent verified credit history - 768/754 qualifying credit score. 720 minimum required. No derogatory credit. Credit file dates back to 6/1993.; Substantial verified reserves - Post closing assets of $107,184.94. 29 months of verified PITI reserves. 18 months required. Lender 3 month liquid reserve requirement is met. ; Income verified was not used in qualifying - Coborrowers YTD bonus income of $2541/mo was not used to qualify.; Low DTI - 30.83% DTI on fully documented file. 43% maximum allowed per guidelines. ;

3/12/15 - Received rebuttal from lender which states: "Regarding Comp #6: The typical secondary market guidelines related to unique property characteristics, indicate that the appraisal should support marketability. Comp #6, was the only current sale with an ADU, which bracketed the ADU." Clearing exception based on 3rd Party Desk Review received that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0039 Exception Cleared.

3/12/15 - Received rebuttal from lender which states: "Regarding Comp #6: The typical secondary market guidelines related to unique property characteristics, indicate that the appraisal should support marketability. Comp #6, was the only current sale with an ADU, which bracketed the ADU." Clearing exception based on 3rd Party Desk Review received that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0039 Exception Cleared.

300006718	149909	03/18/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/19/2015
Excellent verified credit history - 811/813 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 11/1996. ; Substantial verified reserves - Total of all assets (discounted) of $362,231.44. Total post closing reserves of $157,413.92. 33 months of verified PITI reserves. 18 months required per guidelines. Lender liquid and other reserve requirements have been met. ; Low DTI - 32.03% on fully documented file. 43% DTI maximum allowed per guidelines. Additional income from borrower was not used to qualify. ;

3/19/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. . DEED 0049 Exception Cleared.

3/19/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. . DEED 0049 Exception Cleared.

300006718	149910	03/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $975,000 is supported. No post closing CDA provided.	03/18/2015
Excellent verified credit history - 811/813 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 11/1996. ; Substantial verified reserves - Total of all assets (discounted) of $362,231.44. Total post closing reserves of $157,413.92. 33 months of verified PITI reserves. 18 months required per guidelines. Lender liquid and other reserve requirements have been met. ; Low DTI - 32.03% on fully documented file. 43% DTI maximum allowed per guidelines. Additional income from borrower was not used to qualify. ;
											3/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	3/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300006718	149913	03/18/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	03/19/2015
Excellent verified credit history - 811/813 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 11/1996. ; Substantial verified reserves - Total of all assets (discounted) of $362,231.44. Total post closing reserves of $157,413.92. 33 months of verified PITI reserves. 18 months required per guidelines. Lender liquid and other reserve requirements have been met. ; Low DTI - 32.03% on fully documented file. 43% DTI maximum allowed per guidelines. Additional income from borrower was not used to qualify. ;

3/18/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared

3/18/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared

300006718	149922	03/18/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	California property. No Closing Protection Letter provided from title insurer.	03/19/2015
Excellent verified credit history - 811/813 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 11/1996. ; Substantial verified reserves - Total of all assets (discounted) of $362,231.44. Total post closing reserves of $157,413.92. 33 months of verified PITI reserves. 18 months required per guidelines. Lender liquid and other reserve requirements have been met. ; Low DTI - 32.03% on fully documented file. 43% DTI maximum allowed per guidelines. Additional income from borrower was not used to qualify. ;
											3/19/15 - Received copy of Closing Protection Letter on subject loan. TITL 0005 Exception Cleared.	3/19/15 - Received copy of Closing Protection Letter on subject loan. TITL 0005 Exception Cleared.
300006726	150906	03/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $720,000 is supported. No post closing CDA provided.	03/26/2015
Substantial verified employment history - VVOE (pg 5) confirms 11 years of employment. ; Substantial verified reserves - Post closing reserves of $118,543.95. 35 months of Total and Liquid PITI reserves verified. Guidelines require 18 months Total and 3 months Liquid reserves. ;

3/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300006726	150908	03/24/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 402) is on H8 form. Refinance is a Lender to Lender refinance of 1st lien and should be performed on the H-9 form.  Subject refinance also paid off other lender 2nd lien. Original mortgage has been increased and H-9 form should be used.
									04/07/2015
Substantial verified employment history - VVOE (pg 5) confirms 11 years of employment. ; Substantial verified reserves - Post closing reserves of $118,543.95. 35 months of Total and Liquid PITI reserves verified. Guidelines require 18 months Total and 3 months Liquid reserves. ;

3/24/15 - Received a lender rebuttal of: "Response from Compliance: H-9 is the more restrictive from allowing the borrower the right to rescind only the portion of additional credit extended.  Bank policy is to use the H-8 in all cases as it allows the borrower the option to rescind the full loan amount. We have also obtained a Compliance memo for further clarification which is attached". ** No Exception Cleared.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, even if no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared.  Best practice is to reopen rescission under the correct form. ROR 0011 Exception Remains.;
4/6/15 - Received response from lender of: "This is not a Lender to Lender Refinance. The prior loan was made to lender A but the new Lender is Lender B". Attached is partial screen print of the HUD1 reflecting Originator as the payoff made to. ** H8 ROR form used and acceptable.  Lender on Note is Lender B. ROR 0011 Exception Cleared.

4/6/15 - Received response from lender of: "This is not a Lender to Lender Refinance. The prior loan was made to lender A but the new Lender is Lender B". Attached is partial screen print of the HUD1 reflecting Originator as the payoff made to. ** H8 ROR form used and acceptable.  Lender on Note is Lender B. ROR 0011 Exception Cleared.

300007887	151795	03/27/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction. Lender notes (pg 505) indicates this was requested but not provided in the file.	04/03/2015
Substantial verified reserves - Post closing reserves of $87,102.94. 5.11 months of liquid reserves. 3 months required. 17 months of total reserves. 12 months required. Sufficient reserves to meet 6 months reserves on rental property. ; Excellent verified credit history - 758/770 qualified credit score. 700 minimum required per guidelines. ;

4/3/15 - Received response from lender of: COC issue.  Attached is 5-page document from the "city.gov" permit status website.  Reflects subject address as new construction with Permit Status as: CLOSED with Finaled date as 9/4/2014. Finaled Inspection type on page 2 reflects a Passed result with Occupancy approved and no certificate required.  PROPR 0012 Exception Cleared.

4/3/15 - Received response from lender of: COC issue.  Attached is 5-page document from the "city.gov" permit status website.  Reflects subject address as new construction with Permit Status as: CLOSED with Finaled date as 9/4/2014. Finaled Inspection type on page 2 reflects a Passed result with Occupancy approved and no certificate required.  PROPR 0012 Exception Cleared.

300007887	151846	03/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $795,000 is supported. No post closing CDA provided.	04/01/2015
Substantial verified reserves - Post closing reserves of $87,102.94. 5.11 months of liquid reserves. 3 months required. 17 months of total reserves. 12 months required. Sufficient reserves to meet 6 months reserves on rental property. ; Excellent verified credit history - 758/770 qualified credit score. 700 minimum required per guidelines. ;

4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $795,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $795,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300007887	151851	03/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/06/2015
Substantial verified reserves - Post closing reserves of $87,102.94. 5.11 months of liquid reserves. 3 months required. 17 months of total reserves. 12 months required. Sufficient reserves to meet 6 months reserves on rental property. ; Excellent verified credit history - 758/770 qualified credit score. 700 minimum required per guidelines. ;

4/6/15 - Received lender response of: "HUD Cost Book".  Further, "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

4/6/15 - Received lender response of: "HUD Cost Book".  Further, "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005647	138734	01/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000. is supported. No CDA provided.	02/19/2015
Substantial verified employment history - Verified 7.7 yr stable job history for the co borrower confirmed with VVOE on pg.189.; Substantial verified reserves - Verified reserves after closing of $137,740.89.(42.56 months). Reserve requirements of 12 months were met. ;
											1/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005647	138740	01/26/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right of Recession (pg 514) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.	03/10/2015
Substantial verified employment history - Verified 7.7 yr stable job history for the co borrower confirmed with VVOE on pg.189.; Substantial verified reserves - Verified reserves after closing of $137,740.89.(42.56 months). Reserve requirements of 12 months were met. ;

2/9/15 -  Received rebuttal response from lender which states: "H-9 is the more restrictive form allowing the borrower the right to rescind only the portion of additional credit extended. Bank policy is to use H-8 in all cases as it allows the borrower the option to rescind the full loan amount." ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
2/13/15 - Received rebuttal response from lender which states: "The above referenced transaction is not subject to rescission at all. The amount  financed on the new loan as determined by the final Truth In Lending Disclosure is not more than the unpaid principal balance on the existing loan and any earned finance charge plus amounts attributed solely to the costs of the refinancing or consolidation. Refer to Official Interpretation if you need further clarification on how the exempt amount is determined." Lender quoted Bureau of Consumer Financial Protection 12 CFR Chapter X . No exception cleared. ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  ROR 0011 Exception Remains.
3/3/15 - Received two RORs on H9 form signed by both borrowers on 03/02/15. ROR reflects a rescission expiration date of 03/06/15. ** No Exception Cleared.  ROR 0011 Exception cannot be cleared until the new ROR expiration date of 03/06/15 has lapsed. Lender cover letter provided previously. ROR 0011 Exception Remains.;
3/10/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Attached are copies of two new ROR(s) executed by the title holders and dated on 03/02/15. New ROR(s) reflects a rescission expiration date of 03/06/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Attached are copies of two new ROR(s) executed by the title holders and dated on 03/02/15. New ROR(s) reflects a rescission expiration date of 03/06/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

300005647	138749	01/26/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Lender did not provide final title policy. Preliminary title work is on pg 310.	02/19/2015
Substantial verified employment history - Verified 7.7 yr stable job history for the co borrower confirmed with VVOE on pg.189.; Substantial verified reserves - Verified reserves after closing of $137,740.89.(42.56 months). Reserve requirements of 12 months were met. ;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005647	138765	01/26/2015	Compliance	Box 8. - Transfer taxes cannot increase on HUD1	RESPA 0013	1	Closed	GFE pg 582 and 585 do not reflect a transfer tax of $10 as shown on HUD 1 pg 500.	02/19/2015
Substantial verified employment history - Verified 7.7 yr stable job history for the co borrower confirmed with VVOE on pg.189.; Substantial verified reserves - Verified reserves after closing of $137,740.89.(42.56 months). Reserve requirements of 12 months were met. ;

2/11/15 - Received the same Final HUD originally reviewed in file. No exception cleared. The $10 fee charged on the HUD1 is part of the line #1201 per the breakdown reflected on line #1203/1204 which is a Documentary Tax Stamps/Transfer Tax for City/County. Final GFE provided to borrower reflected a $0 transfer tax, however, Final HUD reflects a $10 transfer tax. This is a zero tolerance item. RESPA 0013 Exception Remains.;
2/12/15 - Received rebuttal from lender which states: "The final HUD-1 we provided on 02/09 is not the same as the final HUD-1 previously provided. The $10.00 quit claim processing fee is not an excise tax fee as it is not based on value. It is a $10.00 fee to record the Quit Claim Deed and is the same for each and every Quit Claim Deed. The fee is now labeled transfer tax-exempt and is included in recording fees which went up from $163.00 on previous HUD-1 to $173.00 on updated." No exception cleared. The $10 fee charged on the HUD1 is labeled Transfer Taxes per breakdown on line #1203. RESPA 0013 Exception Remains.;
2/19/15 - Received Amended CTC stamped Final HUD with Line 1203 no longer reflecting transfer tax amount. Line 1201 totaling $173 consists of $163 Recording Fee and $10 Tax Stamp. RESPA 0013 Exception Cleared.

2/19/15 - Received Amended CTC stamped Final HUD with Line 1203 no longer reflecting transfer tax amount. Line 1201 totaling $173 consists of $163 Recording Fee and $10 Tax Stamp. RESPA 0013 Exception Cleared.

300005647	139388	01/28/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Per lender worksheet (pg 397) borrower was qualified with W2 income of $2120 in 2013 (pg 255) and $20,890 in 2012 (pg 299). This income is required for borrower to qualify. Missing 2012 and 2013 W2 forms from borrowers self-employment as shown on 1040 returns.
									02/23/2015
Substantial verified employment history - Verified 7.7 yr stable job history for the co borrower confirmed with VVOE on pg.189.; Substantial verified reserves - Verified reserves after closing of $137,740.89.(42.56 months). Reserve requirements of 12 months were met. ;
											2/23/15 - Received a response from lender of: "W-2". Attached are copies of the 2012 W-2 reflecting $20,889.58 earnings and 2013 W-2 of $2120.26. CRED 0082 Exception Cleared.	2/23/15 - Received a response from lender of: "W-2". Attached are copies of the 2012 W-2 reflecting $20,889.58 earnings and 2013 W-2 of $2120.26. CRED 0082 Exception Cleared.
300005679	138418	01/25/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,382,000 is supported. No post closing CDA provided.	02/09/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,382,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,382,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared

300005679	138420	01/25/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	The initial TIL from application was not provided. Interim TIL dated is located on page 457	02/05/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus TIL dated 10/24/14 is the initial.  TIL 0002 Exception Cleared.

2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus TIL dated 10/24/14 is the initial.  TIL 0002 Exception Cleared.

300005679	138426	01/25/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	ABA Disclosure (pages 322 & 497) are not executed or dated.		Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/5/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/24/2014 to confirm disclosures being generated and sent until 10/24/2014 which was within 3 business days of the RESPA application date of 10/23/2014. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

Client: 2/5/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/24/2014 to confirm disclosures being generated and sent until 10/24/2014 which was within 3 business days of the RESPA application date of 10/23/2014. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

300005679	138428	01/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence borrower was provided the Settlement Cost booklet within 3 business days of application date.	02/08/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/5/15 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans and is obtained outside of LQ.net. The lender provided the following to determine the initial application date to cure RESPA 0015 Exception. Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date. ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

2/5/15 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans and is obtained outside of LQ.net. The lender provided the following to determine the initial application date to cure RESPA 0015 Exception. Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date. ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005679	138435	01/25/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Preliminary Title (pg 698) was provided only. Deed was recorded.	02/19/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/19/15 - Received copy of recorded Deed of Trust. No exception cleared. Provide Final Title Policy. TITL 0004 Exception Remains.;
2/19/15 - Clearing Final Title Policy due to transaction date is within previous 12 months and recorded deed of trust has been provided. TITL 0004 Exception Cleared.
												2/19/15 - Clearing Final Title Policy due to transaction date is within previous 12 months and recorded deed of trust has been provided. TITL 0004 Exception Cleared.
300005679	138436	01/25/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged	Credit report (pg 24) reflects 2 open revolving trades only with 32 month history. No lender approval for the exception was provided.		Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/10/15 Received from lender letter "Please see exception approval from Second Level Management- provided in Con Log" along with screen shot of conversation log that states "Ok with the exception, borrower has demonstrated ability to manage finances."  ** No Exception Cleared.  Seller to request exception due to lack of tradelines ** CRED 0098 Exception Remains.;
3/20/15 - Received email notification from Client that subject insufficient tradeline exception will be accepted due to low DTI and LTV.  CRED 0098 Exception Overridden to EV2 level.

												Client: 3/20/15 - Received email notification from Client that subject insufficient tradeline exception will be accepted due to low DTI and LTV. CRED 0098 Exception Overridden to EV2 level.
300005679	138458	01/25/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Per Initial 1003 (pg 288), the Application Date is earlier than the Initial Disclosures were issued, more than 3 business days from the application date.	02/05/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date.  RESPA 0015 Exception Cleared.

2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date.  RESPA 0015 Exception Cleared.

300005679	139765	01/29/2015	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
Missing borrower immigration or residency status documentation. Per immigration documents in file (pg 765) the borrowers current legal status to remain employed in the US expires on 8/12/2016.  Borrower has not documented the legal right be employed for a minimum of 3 years.  Based on documents in file borrowers income cannot be reasonably expected to continue past the current employment expiration date.

									03/20/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;
2/12/15 - Received response from lender stating: "Per guidelines there is no mention of needing to document the continuation of 3 years employment, and when we are silent we follow Fannie Mae guidelines and FNMA does not specify the precise documentation the lender must obtain to verify a non US citizen borrower is legally present in the United States. The lender must make the determination of the non US citizens status based on the circumstances of the individual case, using documentation it deems appropriate. A valid VISA is one of them. The borrower holds a E-3 Visa which is similar in many respects to the H-1B Visa ; only citizens of Australia are eligible for this type of visa. It appears that there is no max # of renewals for E-3 per the US immigration site. Borrower has lived in the US for 5 years at this time and had no issues in obtaining the last renewal. There is no reason to indication the borrower would be ineligible/unable to renew their resident status." No exception cleared. General policy on income analysis states that income relied upon in determining ability to repay must be analyzed to determine whether the income level can be reasonably expected to continue. Additionally, stability of income must be verified per Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/10/15 - Received rebuttal from lender of "LOE Resident Alien Status".  Attached is a lender memo dated 3/10/15 stating: "Borrower was employed in from 2/2010 through 11/14/2012. Started in 1/2013. Borrower has a history of working in the US for nearly 5 years. This would verify borrower renewed his Visa previously". ** No Exception Cleared. General policy on income analysis states that income relied upon in determining ability to repay must be analyzed to determine whether the income level can be reasonably expected to continue. Additionally, stability of income must be verified per Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/20/15 - Received response from lender of: "copies of Visas as requested".  Attached is copy of email to lender requesting documentation of the previous VISA renewal.  Attached is a copy of the borrowers current R Visa Type E3R with issue date of 8/14/2014 and expiration date of 8/12/2016.  Additionally, a copy of R Visa type E3 with issue date of 11/21/2012 and expiration date of 11/20/2014.  This supports evidence of prior renewal to confirm the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.

8/14/2014 and expiration date of 8/12/2016.  Additionally, a copy of R Visa type E3 with issue date of 11/21/2012 and expiration date of 11/20/2014.  This supports evidence of prior renewal to confirm the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.

300005679	140992	02/02/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Legal description on appraisal does not match to the legal description on the Title Policy (pg 700).  APN number displayed on Appraisal and Title legal does match. Need confirmation that of correct legal and update to appraisal if incorrect.
									02/09/2015	Low LTV/CLTV - 50%/50% LTV/CLTV; Substantial verified reserves - 65 months PITI reserves were verified.;	2/9/15 - Received updated Appraisal reflecting legal description to match to title. APN number confirmed and matches. Correct legal is as shown on title. APPR 0002 Exception Cleared.	2/9/15 - Received updated Appraisal reflecting legal description to match to title. APN number confirmed and matches. Correct legal is as shown on title. APPR 0002 Exception Cleared.
300005654	140896	02/02/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. No Special Information Handbook provided in file.	02/03/2015
Excellent verified credit history - Credit Report (page 60) reflects median credit score of 805 and 743 with payment history 1x30 from September 2011, with the oldest tradeline from May 2000, with no judgments, liens and public records.

; Low DTI - Verified low DTI of 25.98%. Max allowed per guides is 43%.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005654	140899	02/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $555,000 is supported. No Post Closing CDA provided in file.	02/03/2015
Excellent verified credit history - Credit Report (page 60) reflects median credit score of 805 and 743 with payment history 1x30 from September 2011, with the oldest tradeline from May 2000, with no judgments, liens and public records.

; Low DTI - Verified low DTI of 25.98%. Max allowed per guides is 43%.;
											2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $555,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $555,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005654	140901	02/02/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. Affiliated Disclosure in file was signed by borrower. (pg 459).	02/11/2015
Excellent verified credit history - Credit Report (page 60) reflects median credit score of 805 and 743 with payment history 1x30 from September 2011, with the oldest tradeline from May 2000, with no judgments, liens and public records.

; Low DTI - Verified low DTI of 25.98%. Max allowed per guides is 43%.;

2/10/14 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure package delivered to the borrower on 10/8/2014 which is within 3-business days of the initial application date of 10/3/2014 as evidenced by the lock agreement which is part of the initial package and which is dated. Attached is a copy of the Affiliated Disclosure signed by borrower on 10/30/14 along with a Lock Agreement.  COMP 0035 Exception Cleared.

2/10/14 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure package delivered to the borrower on 10/8/2014 which is within 3-business days of the initial application date of 10/3/2014 as evidenced by the lock agreement which is part of the initial package and which is dated. Attached is a copy of the Affiliated Disclosure signed by borrower on 10/30/14 along with a Lock Agreement.  COMP 0035 Exception Cleared.

300005654	140938	02/02/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
1) Missing evidence of employment on Borrower1 dated on or before the Note signature date.  2) Missing evidence of employment Borrower2, dated on or before the Note signature date. File only provides VVOE on B2s previous job (pgs 58, 59) which ended on 05/27/14.  Per Appendix Q, section 1026.43 (e) (2) (vi) pre-Note signature dated verification of employment is required to confirm 24 month employment history with any gap in employment for 30+ days being satisfactorily addressed by the borrower.
									02/20/2015
Excellent verified credit history - Credit Report (page 60) reflects median credit score of 805 and 743 with payment history 1x30 from September 2011, with the oldest tradeline from May 2000, with no judgments, liens and public records.

; Low DTI - Verified low DTI of 25.98%. Max allowed per guides is 43%.;

2/18/15 - Received VVOE dated 10/28/14 reflecting B1 has been employed since 01/2007. Received VVOE dated 10/28/14 reflecting B2 has been employed since 06/2014. VOE on previous employment in file reflects employment dates of 10/2011 to 05/27/2014. 24 month employment history verified CRED 0006 Exception Cleared.

2/18/15 - Received VVOE dated 10/28/14 reflecting B1 has been employed since 01/2007. Received VVOE dated 10/28/14 reflecting B2 has been employed since 06/2014. VOE on previous employment in file reflects employment dates of 10/2011 to 05/27/2014. 24 month employment history verified CRED 0006 Exception Cleared.

300005654	140945	02/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 475) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/10/2015
Excellent verified credit history - Credit Report (page 60) reflects median credit score of 805 and 743 with payment history 1x30 from September 2011, with the oldest tradeline from May 2000, with no judgments, liens and public records.

; Low DTI - Verified low DTI of 25.98%. Max allowed per guides is 43%.;

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300005661	137508	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,170,000 is supported. No CDA provided.	02/05/2015
Substantial verified employment history - Verified 8.1 years stable employment history per VVOE on pg.5; Excellent verified housing payment history - Mortgage is rated 0x30 for 31 months per credit report on pg 32.; Low LTV/CLTV - 47% LTV. Program guidelines allow to 80% LTV.; Substantial verified reserves - Borrower has retirements assets of $260,589.18 discounted by 50%(per lender calculations) totaling $130,294.59. There are 38.13 months of reserves. 3 month cash reserves and a total of 18 month reserves required per guidelines.;
											1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005661	137513	01/23/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right to Cancel on pg 404 is the incorrect form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.	03/06/2015
Substantial verified employment history - Verified 8.1 years stable employment history per VVOE on pg.5; Excellent verified housing payment history - Mortgage is rated 0x30 for 31 months per credit report on pg 32.; Low LTV/CLTV - 47% LTV. Program guidelines allow to 80% LTV.; Substantial verified reserves - Borrower has retirements assets of $260,589.18 discounted by 50%(per lender calculations) totaling $130,294.59. There are 38.13 months of reserves. 3 month cash reserves and a total of 18 month reserves required per guidelines.;

3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed. ROR 0011 Exception Remains.;
3/6/15 - Received copy of re-opened rescission with new ROR expiration period being midnight on 3/4/15. Executed RORs provided. Re-opened rescission period has expired, thus exception cleared. Previously received copy of a cover letter to the title holders addressing the issue. ROR 0011 Exception Cleared.

3/6/15 - Received copy of re-opened rescission with new ROR expiration period being midnight on 3/4/15. Executed RORs provided. Re-opened rescission period has expired, thus exception cleared. Previously received copy of a cover letter to the title holders addressing the issue. ROR 0011 Exception Cleared.

300005661	137540	01/23/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Final policy was not provided in the file.Preliminary title work is on pg 112.	02/19/2015
Substantial verified employment history - Verified 8.1 years stable employment history per VVOE on pg.5; Excellent verified housing payment history - Mortgage is rated 0x30 for 31 months per credit report on pg 32.; Low LTV/CLTV - 47% LTV. Program guidelines allow to 80% LTV.; Substantial verified reserves - Borrower has retirements assets of $260,589.18 discounted by 50%(per lender calculations) totaling $130,294.59. There are 38.13 months of reserves. 3 month cash reserves and a total of 18 month reserves required per guidelines.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005661	139758	01/29/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal report predominate value listed at $502,000, subject valuation at $1,170,000- no commentary if the subject is an over improvement.	02/17/2015
Substantial verified employment history - Verified 8.1 years stable employment history per VVOE on pg.5; Excellent verified housing payment history - Mortgage is rated 0x30 for 31 months per credit report on pg 32.; Low LTV/CLTV - 47% LTV. Program guidelines allow to 80% LTV.; Substantial verified reserves - Borrower has retirements assets of $260,589.18 discounted by 50%(per lender calculations) totaling $130,294.59. There are 38.13 months of reserves. 3 month cash reserves and a total of 18 month reserves required per guidelines.;

2/17/15 - Based on amended URAR received on 2/17/15 that does not reflect declining market trends with an explanation for time adjustments as well as the 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported with the value confirmed by CDA which is performed by licensed appraiser, the subject value of $1,170,000 is acknowledged to be above the predominant value for the neighborhood but is well within the value range for the area from $180,000 to $1,915,000.  APPR 0002 Exception Cleared.

2/17/15 - Based on amended URAR received on 2/17/15 that does not reflect declining market trends with an explanation for time adjustments as well as the 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported with the value confirmed by CDA which is performed by licensed appraiser, the subject value of $1,170,000 is acknowledged to be above the predominant value for the neighborhood but si well within the value range for the area from $180,000 to $1,915,000.  APPR 0002 Exception Cleared.

300005661	139759	01/29/2015	Property	Property Values Declining	APPR 0012	1	Closed
MC1004(pg 150) indicates a declining value, however first page of report (pg 140) calls market stable. Time adjustments have been applied to comparable that indicate an increasing market. Contradictions are not reconciled in report.
									02/17/2015
Substantial verified employment history - Verified 8.1 years stable employment history per VVOE on pg.5; Excellent verified housing payment history - Mortgage is rated 0x30 for 31 months per credit report on pg 32.; Low LTV/CLTV - 47% LTV. Program guidelines allow to 80% LTV.; Substantial verified reserves - Borrower has retirements assets of $260,589.18 discounted by 50%(per lender calculations) totaling $130,294.59. There are 38.13 months of reserves. 3 month cash reserves and a total of 18 month reserves required per guidelines.;

2/12/15 - Received a response that "Appraisal" was posted.  No documentation attached, thus no Exception cleared.  APPR 0002 Exception Remains.;
2/13/15 - Received a response that "Appraisal" was posted.  No documentation attached, thus no Exception cleared.  APPR 0002 Exception Remains.;
2/17/15 - Received an updated URAR with market indicated to be Stable under one-unit Housing Trends.  Additionally, included was a Supplemental Addendum reflecting a detailed explanation for the time adjustments and current market trends.  APPR 0012 Exception Cleared.

2/17/15 - Received an updated URAR with market indicated to be Stable under one-unit Housing Trends.  Additionally, included was a Supplemental Addendum reflecting a detailed explanation for the time adjustments and current market trends.  APPR 0012 Exception Cleared.

300000582	137546	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	02/05/2015
Low DTI - DTI of 28.48% is well below the Lender guidelines max allowed of 43%.; Substantial verified reserves - Total assets of $486,765.11, discounted assets total $382,092.17. Post close required reserves including 6 months PITI on REO is $65,177.88. Verified post close reserves is $146,335.76 or 33.82 months.;
											1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300000582	138254	01/24/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Estimated HUD, pg 428, provided only. Compliance testing is not complete.	02/05/2015
Low DTI - DTI of 28.48% is well below the Lender guidelines max allowed of 43%.; Substantial verified reserves - Total assets of $486,765.11, discounted assets total $382,092.17. Post close required reserves including 6 months PITI on REO is $65,177.88. Verified post close reserves is $146,335.76 or 33.82 months.;
											2/4/15 - Received final CTC stamped HUD1. HUD 0001 Exception Cleared.	2/4/15 - Received final CTC stamped HUD1. HUD 0001 Exception Cleared.
300000582	138257	01/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence borrower is provided Settlement Cost booklet within 3 days of application date.	02/03/2015
Low DTI - DTI of 28.48% is well below the Lender guidelines max allowed of 43%.; Substantial verified reserves - Total assets of $486,765.11, discounted assets total $382,092.17. Post close required reserves including 6 months PITI on REO is $65,177.88. Verified post close reserves is $146,335.76 or 33.82 months.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300000582	139768	01/29/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	No cost approach developed by appraiser (pg 260). No explanation provided for the omission of cost approach. Statement of "FNMA does not require" is not sufficient nor acceptable.	02/13/2015
Low DTI - DTI of 28.48% is well below the Lender guidelines max allowed of 43%.; Substantial verified reserves - Total assets of $486,765.11, discounted assets total $382,092.17. Post close required reserves including 6 months PITI on REO is $65,177.88. Verified post close reserves is $146,335.76 or 33.82 months.;

2/12/2015- Received amended appraisal with comments stating: "The cost approach was not completed due to a lack of current land sales located within the subjects neighborhood The subject represents a more recently built home located in an urban neighborhood that is considered to be 100% built up. New construction in the subjects urban neighborhood for the most part is a result of tear downs of an older low value improvements. The stated land value is based on assessed land values which in most cases does not represent current fair market land value. The subjects final value is supported by highly comparable residential sales with very low net and gross adjustments. This along with receipt of CDA for APPR 0040 Exception that reflects original appraisal value of $925,000 is supported. APPR 0002 Exception Cleared.

2/12/2015- Received amended appraisal with comments stating: "The cost approach was not completed due to a lack of current land sales located within the subjects neighborhood The subject represents a more recently built home located in an urban neighborhood that is considered to be 100% built up. New construction in the subjects urban neighborhood for the most part is a result of tear downs of an older low value improvements. The stated land value is based on assessed land values which in most cases does not represent current fair market land value. The subjects final value is supported by highly comparable residential sales with very low net and gross adjustments. This along with receipt of CDA for APPR 0040 Exception that reflects original appraisal value of $925,000 is supported. APPR 0002 Exception Cleared.

300000582	140134	01/30/2015	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged	Coborrower does not meet minimum tradeline requirement. Coborrower has only 2 open and active accounts, 3 are required per guidelines. Lender exception approval (pg 287).
Low DTI - DTI of 28.48% is well below the Lender guidelines max allowed of 43%.; Substantial verified reserves - Total assets of $486,765.11, discounted assets total $382,092.17. Post close required reserves including 6 months PITI on REO is $65,177.88. Verified post close reserves is $146,335.76 or 33.82 months.;
											3/17/15 - Received email confirmation from Client to override EV2 level based on acceptance of the underwriting exception presented. CRED 0009 Exception Overridden to EV2 level.	Client: 3/17/15 - Received email confirmation from Client to override EV2 level based on acceptance of the underwriting exception presented. CRED 0009 Exception Overridden to EV2 level.
300005618	140457	01/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $895,000 is supported.	02/11/2015
Long term established acceptable credit history  - Credit Report (page 290) with median credit scores of 767 and 754) with payment history of 0x30 days and 1 collection account from 2011. Report reflects oldest tradeline established June 1999, with no judgments, liens or public records.

; Substantial verified employment history - Borrower has been employed since June 2002 (12 years) per VOE (page 445);

2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $895,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $895,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005618	140464	01/31/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date.	02/03/2015
Long term established acceptable credit history  - Credit Report (page 290) with median credit scores of 767 and 754) with payment history of 0x30 days and 1 collection account from 2011. Report reflects oldest tradeline established June 1999, with no judgments, liens or public records.

; Substantial verified employment history - Borrower has been employed since June 2002 (12 years) per VOE (page 445);

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005618	140465	01/31/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing Final Title Policy required for transaction that closed over 45 days.	02/19/2015
Long term established acceptable credit history  - Credit Report (page 290) with median credit scores of 767 and 754) with payment history of 0x30 days and 1 collection account from 2011. Report reflects oldest tradeline established June 1999, with no judgments, liens or public records.

; Substantial verified employment history - Borrower has been employed since June 2002 (12 years) per VOE (page 445);
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005618	141088	02/02/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 666) is deficient due to the following: Income for Borrower 2 reflects $4435/mo which does not match Final 1008 income of $0 (pg 640). Per Underwriting Summary (pg 639), the co borrower does contract work, however, future stability could not be documented so the branch did not use income to qualify. Final 1003 to match 1008. Co borrower must initial all necessary changes on corrected 1003. Lender and Review did not utilize B2 income to qualify.
									03/13/2015
Long term established acceptable credit history  - Credit Report (page 290) with median credit scores of 767 and 754) with payment history of 0x30 days and 1 collection account from 2011. Report reflects oldest tradeline established June 1999, with no judgments, liens or public records.

; Substantial verified employment history - Borrower has been employed since June 2002 (12 years) per VOE (page 445);
											3/13/15 - Received amended executed 1003 dated 11/24/14 that reflects $0 income for co-borrower. APP 0002 Exception Cleared.	3/13/15 - Received amended executed 1003 dated 11/24/14 that reflects $0 income for co-borrower. APP 0002 Exception Cleared.
300005625	137586	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $835,000 is supported. No Post Closing CDA provided in file.	02/10/2015
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;

2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005625	138853	01/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed
Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. No Special Information Handbook/HUD Settlement Book found in file.
									02/03/2015
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005625	138860	01/26/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing Final Title Policy. Title commitment provided in file (pg 282).	02/19/2015
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005625	138935	01/26/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit Documentation is Insufficient due to the  following: 1) Letters of Explanation provided in file are not signed by the borrower.Credit inquiries (pg 119), $15,000 large deposit (pg 18) and previous residence (pg 141)  All letters of explanation must be signed by the borrower. Missing letter of explanation: Borrower is purchasing his primary residence in WA, while being employed at headquarters in CA. No letter of explanation provided in file to address the long distance between work and primary residence.
									02/13/2015
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;

2/10/15 - Received signed letter of explanation on large deposit. No exception cleared. Still missing the following: 1) Signed LOX on previous residence (pg 141). 2) LOX from borrower to address the long distance between work in CA and acquiring primary residence in WA. CRED 0093 Exception Remains.;
2/10/15 - Received response from Lender: "Borrower has lived in WA for over 4 years and has been on his job since January 2014. Because it was not a new job, a transfer, or a relo, we did not consider it a problem. The borrower has already had his primary residence in WA as per his 1003. No letter should be necessary to prove he can live in WA and work for a company in CA as he has been living this way for nearly a year." Agree. Borrower has been in current job for 9 months per VVOE in file and has established residency in WA. Exception partially cleared. Still missing signed LOX on previous residence (pg 141). CRED 0093 Exception Remains.;
2/13/15 - Received signed LOX on previous residence. Previously received signed LOX on large deposit.CRED 0093 Exception Cleared.
												2/13/15 - Received signed LOX on previous residence. Previously received signed LOX on large deposit.CRED 0093 Exception Cleared.
300005625	139117	01/27/2015	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged	Borrower mid score of 710 does not meet guideline minimum requirement of 720 score. Lender underwriting exception was found in file (pg 302).
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;

3/10/15 - Received a response from the lender stating: "LOE".  Attached are three documents which reflect:
1) Email stating: Exception Approved dated 11/19/2014.
2) Email chain between borrower and lender addressing previous employer and Credit Card Charges and the lack of reimbursement by a previous employer, that borrower stated went out of business and could not/would not settle the reimbursement of expenses owed to him.
3) Lender letter of explanation that states: "Regarding the credit score exception for this transaction, please see the enclosed email / explanation in connection with his past employment and the large expenses he incurred and paid in full personally. The credit score exception was granted based on the merits of this explanation. ** Exception Overridden based on mitigating factors and 10 point FICO score exception.  CRED 0003 Exception Overridden to EV2 level.

3/10/15 - Received a response from the lender stating: "LOE".  Attached are three documents which reflect:
1) Email stating: Exception Approved dated 11/19/2014.
2) Email chain between borrower and lender addressing previous employer and Credit Card Charges and the lack of reimbursement by a previous employer, that borrower stated went out of business and could not/would not settle the reimbursement of expenses owed to him.
3) Lender letter of explanation that states: "Regarding the credit score exception for this transaction, please see the enclosed email / explanation in connection with his past employment and the large expenses he incurred and paid in full personally. The credit score exception was granted based on the merits of this explanation. ** Exception Overridden based on mitigating factors and 10 point FICO score exception.  CRED 0003 Exception Overridden to EV2 level.

300005625	139582	01/28/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing DU submission as required by lender guidelines. 1008 (pg 303 ) indicates no AUS, manually underwritten.	02/10/2015
Low DTI - Verified low DTI of 25.24%. Max DTI allowed per guides is 43%.; Minimal outstanding debt - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;
											2/10/15 - Received DU findings as required per guides. Recommendation reflects Approve/Ineligible. APRV 0010 Exception Cleared.	2/10/15 - Received DU findings as required per guides. Recommendation reflects Approve/Ineligible. APRV 0010 Exception Cleared.
300005676	137967	01/24/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Borrower letters of explanation (pg 490, 491) are not signed. Missing letter of explanation signed by Borrower for Sch C income/loss on 1040's(pg 490) and letter of explanation signed by Coborrower for decline in income due to maternity leave(pg 491).
									02/11/2015
Low DTI - 24.68% DTI is below 43% max allowed per guides.; Excellent verified housing payment history - Rental history 48 months 0x30 per VOR with 779 mid credit score - 720 minimum allowed per guides for O/O, Purchase with $639,200 loan amount and 80% LTV.;

2/10/15- Received copies of signed letters of explanation from borrower for  Sch C income/loss on 1040's(pg 490) and letter of explanation signed by Coborrower for decline in income due to maternity leave(pg 491). CRED 0093 exception cleared.

2/10/15- Received copies of signed letters of explanation from borrower for  Sch C income/loss on 1040's(pg 490) and letter of explanation signed by Coborrower for decline in income due to maternity leave(pg 491). CRED 0093 exception cleared.

300005676	137981	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $820,000 is supported. No post closing CDA provided.	02/10/2015
Low DTI - 24.68% DTI is below 43% max allowed per guides.; Excellent verified housing payment history - Rental history 48 months 0x30 per VOR with 779 mid credit score - 720 minimum allowed per guides for O/O, Purchase with $639,200 loan amount and 80% LTV.;

2/10/15 -Received 3rd Party Desk Review that reflects appraisal value of $799,000 which does not support the original appraisal value of $820,000. Variance is within 10% tolerance at -2.6%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/10/15 -Received 3rd Party Desk Review that reflects appraisal value of $799,000 which does not support the original appraisal value of $820,000. Variance is within 10% tolerance at -2.6%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005676	137991	01/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook within 3 days of application date.	02/03/2015
Low DTI - 24.68% DTI is below 43% max allowed per guides.; Excellent verified housing payment history - Rental history 48 months 0x30 per VOR with 779 mid credit score - 720 minimum allowed per guides for O/O, Purchase with $639,200 loan amount and 80% LTV.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005676	138015	01/24/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Final Title Policy not provided.	02/12/2015
Low DTI - 24.68% DTI is below 43% max allowed per guides.; Excellent verified housing payment history - Rental history 48 months 0x30 per VOR with 779 mid credit score - 720 minimum allowed per guides for O/O, Purchase with $639,200 loan amount and 80% LTV.;

2/9/15 - Received response from lender of "BULK Final Title" however no document was attached. TITL 0004 Exception Remains.;
2/11/15 - Received copy of final Title Policy reflecting subject loan mortgage recording.  TITL 0004 Exception Cleared.
												2/11/15 - Received copy of final Title Policy reflecting subject loan mortgage recording. TITL 0004 Exception Cleared.
300005682	137277	01/22/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/12/2015
Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;

2/11/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/11/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300005682	137278	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,675,000 is supported. No CDA provided.	02/12/2015
Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;

2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,675,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,675,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005682	137279	01/22/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 808 of HUD provided reflects that borrower paid an Appraisal Review fee at closing. Missing copy of Lender Desk Review.	02/12/2015
Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;

2/12/15 - Received lender rebuttal of: "In looking at line 808 I do not see that it is an Appraisal Review fee but just the actual appraisal fee." Attached was screen print of the 800 section of the HUD1.  ** Confirmed with HUD1 in file (pg. 517) that only a $675 Appraisal fee was charged, no Review fee noted. APPR 0041 Exception Cleared.

2/12/15 - Received lender rebuttal of: "In looking at line 808 I do not see that it is an Appraisal Review fee but just the actual appraisal fee." Attached was screen print of the 800 section of the HUD1.  ** Confirmed with HUD1 in file (pg. 517) that only a $675 Appraisal fee was charged, no Review fee noted. APPR 0041 Exception Cleared.

300005682	137284	01/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	02/03/2015
Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005682	139585	01/28/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	New construction- Missing certificate of occupancy from file.	02/12/2015	Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;	2/12/15 - Received response from Lender of: "City does not issue a separate Cert of Occupancy on Residential only on Commercial. They make a notation on the building permit that states COO and date". Attached is a copy of Permit Detail on the subject property that reflects COO with a date of 10/14/2014 (top right of pg 1 of 4 and 5 items down) to confirm clearance. Finaled date is the same as the COO. PROP 0012 Exception Cleared.	0
300005682	139586	01/28/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraiser does not comment on whether subjects $1,675,000 value is an over improvement as predominant value is $400,000(pg 298).	02/12/2015
Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $162,263.87 (31.59 months)Reserves required were three months liquid reserves of $15,409.71 and 18 months total reserves of $92,458.26.; Excellent verified housing payment history - Continuous mortgage rating through 9/2014 for 89 months paid as agreed per credit report pg 5.; Low LTV/CLTV - 45% LTV. Program allows to a maximum LTV of 80%.;

2/12/2015- With receipt of the 3rd Party Desk Review (CDA) for APPR 0040 Exception that reflects original appraisal value of $1,675,000 is supported. And with value being confirmed by CDA which is performed by licensed appraiser, APPR 0002 Cleared along with confirmation that Appraisal value range for the neighborhood for the subject neighborhood is $200,000 to $2,000,000.  Value of subject exceeds predominant but it is within the range. APPR 0002 Exception Cleared.

2/12/2015- With receipt of the 3rd Party Desk Review (CDA) for APPR 0040 Exception that reflects original appraisal value of $1,675,000 is supported. And with value being confirmed by CDA which is performed by licensed appraiser, APPR 0002 Cleared along with confirmation that Appraisal value range for the neighborhood for the subject neighborhood is $200,000 to $2,000,000.  Value of subject exceeds predominant but it is within the range. APPR 0002 Exception Cleared.

110851978	138846	01/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $606,000 is supported. No post closing CDA provided.	02/06/2015
Substantial verified reserves - File contains 4.107 months of liquid reserves when lender guideline required 3 months.  There are 36.66 months of total reserves when guidelines required 12 months.; Substantial verified employment history - Borrower has been employed for 9 years 10 months per Verbal VOE in file.;
											1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $606,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $606,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110851978	138856	01/26/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Greater than 45 days from note date and final title policy is not found in file.	02/20/2015
Substantial verified reserves - File contains 4.107 months of liquid reserves when lender guideline required 3 months.  There are 36.66 months of total reserves when guidelines required 12 months.; Substantial verified employment history - Borrower has been employed for 9 years 10 months per Verbal VOE in file.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
110851978	138901	01/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/10/2015
Substantial verified reserves - File contains 4.107 months of liquid reserves when lender guideline required 3 months.  There are 36.66 months of total reserves when guidelines required 12 months.; Substantial verified employment history - Borrower has been employed for 9 years 10 months per Verbal VOE in file.;

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (40 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (40 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300005619	138011	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required third party appraisal analysis to reflect a value of $1,550,000 is supported. No post closing CDA provided.	02/10/2015
Substantial verified liquid assets and/or savings history - Verified 87.6 months reserves.; Excellent verified credit history - Borrower FICO scores of 793/796 with 0x30 lates on mortgage trades since 2004, established history since 1996.  ; Low LTV/CLTV - DTI of 38% is well below the Lender guidelines max allowed of 43%.;
											2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005619	139041	01/27/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Estimated HUD, pg 285, provided only, unable to complete compliance testing.	02/10/2015
Substantial verified liquid assets and/or savings history - Verified 87.6 months reserves.; Excellent verified credit history - Borrower FICO scores of 793/796 with 0x30 lates on mortgage trades since 2004, established history since 1996.  ; Low LTV/CLTV - DTI of 38% is well below the Lender guidelines max allowed of 43%.;
											2/9/15 - Received final CTC executed HUD1. HUD 0001 Exception Cleared.	2/9/15 - Received final CTC executed HUD1. HUD 0001 Exception Cleared.
300005619	139052	01/27/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	ABA Disclosure, pg 243, is not dated, however was executed by the borrower on 11/17/2014.	02/10/2015
Substantial verified liquid assets and/or savings history - Verified 87.6 months reserves.; Excellent verified credit history - Borrower FICO scores of 793/796 with 0x30 lates on mortgage trades since 2004, established history since 1996.  ; Low LTV/CLTV - DTI of 38% is well below the Lender guidelines max allowed of 43%.;

2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/13/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/11/2014. ** COMP 0035 Exception Cleared

2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/13/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/11/2014. ** COMP 0035 Exception Cleared

300005619	139066	01/27/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No final title policy. Title Commitment only (pg 131). Deed of Trust has been recorded.	02/20/2015
Substantial verified liquid assets and/or savings history - Verified 87.6 months reserves.; Excellent verified credit history - Borrower FICO scores of 793/796 with 0x30 lates on mortgage trades since 2004, established history since 1996.  ; Low LTV/CLTV - DTI of 38% is well below the Lender guidelines max allowed of 43%.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005621	138043	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required third party appraisal analysis to reflect a value of $759,500 is supported. No post closing CDA provided	02/04/2015
Excellent verified credit history - 777/788 qualifying credit scores. No derogatory credit. Credit file dates back to 2003.
; Substantial verified reserves - Post closing reserves of $67,674.43. 18.69 months PITI reserves verified. 12 months PITI reserves required.  ;
											2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $759,500 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $759,500 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005621	139133	01/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence the borrower received the Settlement Cost booklet within 3 days of loan application date.	02/03/2015
Excellent verified credit history - 777/788 qualifying credit scores. No derogatory credit. Credit file dates back to 2003.
; Substantial verified reserves - Post closing reserves of $67,674.43. 18.69 months PITI reserves verified. 12 months PITI reserves required.  ;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005621	139911	01/29/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction. Inspection Record (pg 543) is not sufficient.	02/12/2015
Excellent verified credit history - 777/788 qualifying credit scores. No derogatory credit. Credit file dates back to 2003.
; Substantial verified reserves - Post closing reserves of $67,674.43. 18.69 months PITI reserves verified. 12 months PITI reserves required.  ;

2/12/15 - Received a lender response of: "The city only requires a separate COO on Commercial and Multifamily per the attached - Residential Homes the final sign off on the building permit serves as the certificate of occupancy.  Attached to memo is s screen print of the requirement from the city permitting site which states: The Certificate of Occupancy (CO) is a document separate from the building permit that must be approved by city staff and issued to the owner prior to occupancy of: 1) All new commercial and multifamily buildings,  2) Some substantial commercial and multifamily additions and 3) tenant improvements involving a change in use. ** No evidence of a CO for subject SFR, nor is any required.  PROP 0012 Exception Cleared.

2/12/15 - Received a lender response of: "The city only requires a separate COO on Commercial and Multifamily per the attached - Residential Homes the final sign off on the building permit serves as the certificate of occupancy.  Attached to memo is s screen print of the requirement from the city permitting site which states: The Certificate of Occupancy (CO) is a document separate from the building permit that must be approved by city staff and issued to the owner prior to occupancy of: 1) All new commercial and multifamily buildings,  2) Some substantial commercial and multifamily additions and 3) tenant improvements involving a change in use. ** No evidence of a CO for subject SFR, nor is any required.  PROP 0012 Exception Cleared.

300005623	138075	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required third party appraisal analysis to reflect a value of $775,000 is supported. No post closing CDA provided.	02/05/2015	Substantial verified reserves - File contains proof of 39 months of verified reserves when guidelines require 12 months be verified.;	2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005623	139111	01/27/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Borrower does not meet minimum trade line requirement of 3 open and active tradelines. No open installment or mortgage account. Borrower has 2 open and active revolving accounts. Loan was approved with Exception to Guidelines (pg 270,271).
										Substantial verified reserves - File contains proof of 39 months of verified reserves when guidelines require 12 months be verified.;	3/17/15 - Received email confirmation from to override EV2 level based on acceptance of the underwriting exception presented. CRED 0098 Exception Overridden to EV2 level.	3/17/15 - Received email confirmation from to override EV2 level based on acceptance of the underwriting exception presented. CRED 0098 Exception Overridden to EV2 level.
300005623	139213	01/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence the borrower received the Settlement Cost booklet within 3 business day of the application date.	02/03/2015	Substantial verified reserves - File contains proof of 39 months of verified reserves when guidelines require 12 months be verified.;
02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005623	139227	01/27/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No final title policy in file. Title Commitment was provided only. Deed. pg 621, was recorded.	02/20/2015	Substantial verified reserves - File contains proof of 39 months of verified reserves when guidelines require 12 months be verified.;	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005638	138141	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,500,000 is supported.	02/10/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;

2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005638	139391	01/28/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure signed and dated by Borrowers (pg 488) which is not within 3 business days of Lender Application date as identified on initial application(pg 440).	02/05/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;

2/4/15 -  Received response from Lender of: The Affiliated Business Disclosure does not print with a date.  This Disclosure is part of our initial disclosure set.  It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures.  When disclosure are printed they are automatically placed in our image center.  Below please see date of the printed document that correlates with the GFE and TIL.  Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions. The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/24/2014 and a time stamp to represent when it was generated and sent out to the customer within 3-business days of the application date. ** COMP 0035 Exception Cleared

2/4/15 -  Received response from Lender of: The Affiliated Business Disclosure does not print with a date.  This Disclosure is part of our initial disclosure set.  It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures.  When disclosure are printed they are automatically placed in our image center.  Below please see date of the printed document that correlates with the GFE and TIL.  Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions. The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/24/2014 and a time stamp to represent when it was generated and sent out to the customer within 3-business days of the application date. ** COMP 0035 Exception Cleared

300005638	139393	01/28/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook within 3 days of application date.	02/03/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005638	139394	01/28/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing updated mortgage rating - loan closed and credit report reflects a mortgage rating (pg 7) which is not within 30 days of closing.	02/13/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;

2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Lender guidelines require 0x30 mortgage or rent history for 24 months. Further, per Lender if guideline is silent to specific requirements refer to FNMA.  FNMA states that the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable. ** Credit report date is 10/21 with last activity 09/14. CRED 0001 Exception Cleared.;

2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Lender guidelines require 0x30 mortgage or rent history for 24 months. Further, per Lender if guideline is silent to specific requirements refer to FNMA.  FNMA states that the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable. ** Credit report date is 10/21 with last activity 09/14. CRED 0001 Exception Cleared.;

300005638	139405	01/28/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing final Title Policy. File only contains copy of Title Commitment(pg 728).	02/20/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005638	139408	01/28/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 3rd party verification dated within 30 calendar days of closing for Borrowers Sch C income. File contains a State Department of Revenue State Business Records online 3rd party verification (pg 2), however, no documentation provided to verify Borrower is associated with same firm.
									02/05/2015
Substantial verified reserves - $542,868.19 verified reserves - $193,392.60 reserve required per guides (24 months PITI for subject of $165,012 and 6 months PITI for departing residence of $28,380.60).; Low DTI - 30.13% DTI is below 43% max allowed per guides.;

2/5/15 - Received a copy of a letter from the Borrower dated 10/27/2014 addressing affiliation with Employer as "of-counsel" that occurred in 05/2011 and income earnings history.  File contains a VVOE  with State Licensing Bureau (pg.1-4) dated 10/27/14 and again 11/26/14 to confirm re-confirmation of self-employment was within 30 days of the Note date. VVOE reflects Employer as addressed in borrowers letter (letter head also confirms Employer). CRED 0006 Exception Cleared.

2/5/15 - Received a copy of a letter from the Borrower dated 10/27/2014 addressing affiliation with Employer as "of-counsel" that occurred in 05/2011 and income earnings history.  File contains a VVOE  with State Licensing Bureau (pg.1-4) dated 10/27/14 and again 11/26/14 to confirm re-confirmation of self-employment was within 30 days of the Note date. VVOE reflects Employer as addressed in borrowers letter (letter head also confirms Employer). CRED 0006 Exception Cleared.

300005678	138385	01/25/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/03/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/3/15  Received a copy of the executed recorded  stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/3/15  Received a copy of the executed recorded  stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300005678	138396	01/25/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,375,000 is supported. No post closing CDA provided.	02/03/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;	01/30/15 Received 3rd Party Desk Review that reflects original appraisal value of $1,375,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	01/30/15 Received 3rd Party Desk Review that reflects original appraisal value of $1,375,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005678	138399	01/25/2015	Compliance	Final TIL is Incomplete	TIL 0015	1	Closed	Purchase transaction. Final TIL (pg 419) is signed by borrowers. Proposed Title to be in the name of borrowers Trust. Final TIL was not signed as Trustee of the Trust.	02/17/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/4/15 - Received a rebuttal from the lender of: "Since the individuals are also trustees of the trust and the legal documents (note and deed of trust) were executed individually and as trustees, the Truth In Lending should be acceptable as is". ** No Exception Cleared.  All title holders must execute the final TIL. TIL 0015 Exception Remains. ;
2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. TIL 0015 Exception Cleared.

2/4/15 - Received a rebuttal from the lender of: "Since the individuals are also trustees of the trust and the legal documents (note and deed of trust) were executed individually and as trustees, the Truth In Lending should be acceptable as is". ** No Exception Cleared.  All title holders must execute the final TIL. TIL 0015 Exception Remains. ;
2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. TIL 0015 Exception Cleared.

300005678	138403	01/25/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date. Affiliated Business Disclosure (pg 748) is unsigned and undated.		Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/3/15 Received copy of lender screen printout verifying the date the Affiliated business disclosure was printed and sent to borrower. The date reflected is 12/17/14 which is within 3 business days of loan application date of 12/15/14. Lack of borrower signature on the ABA Disclosure is an override to EV2 level. COMP 0036 Exception is Overidden to EV2 level.

2/3/15 Received copy of lender screen printout verifying the date the Affiliated business disclosure was printed and sent to borrower. The date reflected is 12/17/14 which is within 3 business days of loan application date of 12/15/14. Lack of borrower signature on the ABA Disclosure is an override to EV2 level. COMP 0036 Exception is Overidden to EV2 level.

300005678	138405	01/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of lender application date.	02/03/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
02/5/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/5/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005678	138425	01/25/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Final 1003 (pg 358) lists borrower at current residence for 1 year. Per Letter from borrower (pg 757) this house is in the name of the borrowers Trust and his wife is the only name on the mortgage. Missing documentation confirming borrower is not legally responsible for this debt or sufficient mortgage payment history to total 24 months. Most recent mortgage history on credit report is mortgage history (pg 15) last reporting in 10/2012. Missing verified 24 months of housing payment history for this borrower. History must reflect no late payments in the prior 24 months.
									02/13/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/13/15 - Received response from lender which states: "Payment coupon with the spouses name on it. Attached please find Payment coupon, wife on loan only, satisfactory payment, history from when loan was set up 10/25/12 to 8/2014, property profile reflecting property in Trust as well as insurance policy. Qualifying the borrower with taxes and insurance payment only, due to being on Deed only and not note." Attached is mortgage statement reflecting loan is under wife. Independent research reflects title is under Family Trust. Lender also attached evidence of insurance and property profile reflecting borrower is in title, and mortgage transaction history for mortgage loan. Document reflects history since inception date of 10/2012 up to 08/2014 reflecting payments made before 16th of every month (when late charge applies). Prior mortgage history reflected on credit report from 04/09 to 09/12. 24 months of housing payment history verified. CRED 0001 Exception Cleared.

2/13/15 - Received response from lender which states: "Payment coupon with the spouses name on it. Attached please find Payment coupon, wife on loan only, satisfactory payment, history from when loan was set up 10/25/12 to 8/2014, property profile reflecting property in Trust as well as insurance policy. Qualifying the borrower with taxes and insurance payment only, due to being on Deed only and not note." Attached is mortgage statement reflecting loan is under wife. Independent research reflects title is under Family Trust. Lender also attached evidence of insurance and property profile reflecting borrower is in title, and mortgage transaction history for mortgage loan. Document reflects history since inception date of 10/2012 up to 08/2014 reflecting payments made before 16th of every month (when late charge applies). Prior mortgage history reflected on credit report from 04/09 to 09/12. 24 months of housing payment history verified. CRED 0001 Exception Cleared.

300005678	138463	01/25/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 358) lists borrower living at current residence for 1 year. No additional residency history provided. 24 months of residency history required on 1003. Per Fraud Report (pg 159) and Credit report borrower is reported at current address since 2007/2008. Final 1003 is incomplete and does not appear to accurately reflect borrowers residence history.
									03/23/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
3/23/15 - Received copy of corrected Final 1003 signed and dated by borrower reflecting borrower has been living at prior residence for 7 yrs which matches information on Fraud Guard and credit report. Minimum of 2 yrs residency history verified. APP 0002 Exception Cleared.

3/23/15 - Received copy of corrected Final 1003 signed and dated by borrower reflecting borrower has been living at prior residence for 7 yrs which matches information on Fraud Guard and credit report. Minimum of 2 yrs residency history verified. APP 0002 Exception Cleared.

300005678	138479	01/25/2015	Credit	Gift Funds not Properly Verified	CRED 0018	1	Closed
Gift letter (pg 142) for $200,000 not fully documented. HUD reflects a $200,000 escrow deposit, however Closing Agent wire receipt (pg 2) for $200,00 reflects the source of the $200,000 wire is from the borrower, not the donor, and the Wire Transfer source data is not fully completed. Unable to confirm the $200,000 wired to Escrow was from the donor listed on the Gift Letter (pg 142).
									02/13/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/13/15 - Received response from lender of: "Please see wire details information, page 1, wire originated fromTrust to Escrow in favor of Borrower trust via Title Company." Agree. Wire transfer on 12/19/14 (pg 1) reflects $200,000 wire is from Revocable Trust who is the donor reflected on gift letter. CRED 0018 Exception Cleared.

2/13/15 - Received response from lender of: "Please see wire details information, page 1, wire originated fromTrust to Escrow in favor of Borrower trust via Title Company." Agree. Wire transfer on 12/19/14 (pg 1) reflects $200,000 wire is from Revocable Trust who is the donor reflected on gift letter. CRED 0018 Exception Cleared.

300005678	138500	01/25/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Borrower letter (pg 48) indicates accounts were to be liquidated to fund the purchase. Updated statements (pg 68 and 92) do not reflect sufficient cash assets to meet cash to close requirements of $522,960.02.  Account transaction histories (pg 90 and 139) indicate funds were liquidated, however the documents do not reflect the actual account which was liquidated and do not provide a final total reflecting the assets held in a cash account.  Unable to fully confirm liquidation of assets to cash for closing and if borrower had sufficient cash assets to meet cash to close requirement.
									02/13/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/13/15 - Received response from lender of: "Account dated 12/23/14 reflects current balance of $323,061.65 and account has a balance as of 12/23/14 of $47528.78. Attached are the statements with the funds and source of deposits highlighted. Source of funds worksheet is correct per updated statements." Lender attached transaction histories reflecting liquidation of funds. Updated current balance to the following: Money Market current balance of $323,061.65 (balance includes $263,027.53 in account plus balance from previous statement on page 70). Money Market current balance of $47,528.78 (balance includes $45,319.01 in account plus balance from previous statement on page 93). Total liquid assets of $570,590.43 which includes $200,000 gift funds meets cash required to close of $522,109.39. Roth IRA account included for reserves reflecting balance of $92,605.97 discounted at 60% of $55,563. Total Gross Assets of $66,3196.40 and discounted assets of $603431.85 meets cash to close and reserves required. 12 months reserves required met. CRED 0082 Exception Cleared.

2/13/15 - Received response from lender of: "Account dated 12/23/14 reflects current balance of $323,061.65 and account has a balance as of 12/23/14 of $47528.78. Attached are the statements with the funds and source of deposits highlighted. Source of funds worksheet is correct per updated statements." Lender attached transaction histories reflecting liquidation of funds. Updated current balance to the following: Money Market current balance of $323,061.65 (balance includes $263,027.53 in account plus balance from previous statement on page 70). Money Market current balance of $47,528.78 (balance includes $45,319.01 in account plus balance from previous statement on page 93). Total liquid assets of $570,590.43 which includes $200,000 gift funds meets cash required to close of $522,109.39. Roth IRA account included for reserves reflecting balance of $92,605.97 discounted at 60% of $55,563. Total Gross Assets of $66,3196.40 and discounted assets of $603431.85 meets cash to close and reserves required. 12 months reserves required met. CRED 0082 Exception Cleared.

300005678	138503	01/25/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Lender included tax and insurance expenses of $1040.43/mo from departing residence. No documentation of these expenses was provided in the file. Lender included no P&I as borrower stated the mortgage was in the wifes name only. No verification of this provided.
									02/13/2015	Low LTV/CLTV - 65% LTV/CLTV. Maximum allowed of 80%. ; None - No other significant compensating factors. Borrower had a recent job change. Unable to confirm any additional comp factors. ;
2/13/15 - Received mortgage statement for departing residence confirming loan is under spouse. Lender provided evidence of taxes and insurance of $1040.43/mo which was included in PITI due to borrower being on title. CRED 0096 Exception Cleared.

2/13/15 - Received mortgage statement for departing residence confirming loan is under spouse. Lender provided evidence of taxes and insurance of $1040.43/mo which was included in PITI due to borrower being on title. CRED 0096 Exception Cleared.

300005680	137376	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,077,000 is supported. No post closing CDA provided.	02/05/2015
Excellent verified credit history - 802/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 11/1990.; Substantial verified employment history - VVOE (pg 181) confirmed borrower with current employer since 7/1980. ;

2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,077,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,077,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared. - Client: .2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,077,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005680	138097	01/24/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	The Affiliated Business Arrangement Disclosure Notice (pg 334) was signed by borrower which was not within 3 days of Lender application date.	02/09/2015
Excellent verified credit history - 802/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 11/1990.; Substantial verified employment history - VVOE (pg 181) confirmed borrower with current employer since 7/1980. ;

2/5/15 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/14/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 10/9/2014. ** COMP 0035 Exception Cleared.

2/5/15 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/14/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 10/9/2014. ** COMP 0035 Exception Cleared.

300005680	138099	01/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence that a special information handbook was provided within 3 days of application date.	02/03/2015
Excellent verified credit history - 802/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 11/1990.; Substantial verified employment history - VVOE (pg 181) confirmed borrower with current employer since 7/1980. ;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005680	138115	01/24/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No final Title provided in file. Title Commitment Report (pg 657) is provided.	02/20/2015
Excellent verified credit history - 802/791 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 11/1990.; Substantial verified employment history - VVOE (pg 181) confirmed borrower with current employer since 7/1980. ;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005649	137056	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Received 3rd Party Desk Review that reflects original appraisal value of $1,735,000 is supported. Value confirmed by CDA which is performed by licensed appraiser	02/06/2015
Low LTV/CLTV - Verified low LTV of 48.13%. Max allowed per guides is 80%.; Substantial verified employment history - Borrower has been employed for over 9 years with a current position of Software Developer.; Excellent verified credit history - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts. History on credit report (pg 6) reflects account opened back to 1989 with all credit verified 0x30 and 809/810 mid credit scores.
;

2/3/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,735,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/3/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,735,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005649	137231	01/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD settlement Book was provided to borrower within 3 days of RESPA application date. HUD Settlement Book not provided in file	02/03/2015
Low LTV/CLTV - Verified low LTV of 48.13%. Max allowed per guides is 80%.; Substantial verified employment history - Borrower has been employed for over 9 years with a current position of Software Developer.; Excellent verified credit history - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts. History on credit report (pg 6) reflects account opened back to 1989 with all credit verified 0x30 and 809/810 mid credit scores.
;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005649	137239	01/22/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing Final Title Policy. Title policy is required for loan that closed over 45 days.	02/20/2015
Low LTV/CLTV - Verified low LTV of 48.13%. Max allowed per guides is 80%.; Substantial verified employment history - Borrower has been employed for over 9 years with a current position of Software Developer.; Excellent verified credit history - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts. History on credit report (pg 6) reflects account opened back to 1989 with all credit verified 0x30 and 809/810 mid credit scores.
;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005649	137273	01/22/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Missing 24 months of verified housing history. Borrower took a 24 month assignment in the UK. 1003 indicates borrower has been renting in the UK for 1 year and 9 months, however, copy of Lease (pg 801) only confirms contract at current address for over a year due to lease indicates commencement date to present.  1) Missing VOR or cancelled checks to reflect 0x30 payment history on address in UK. Notes in file indicates lender was unable to obtain verification of rent due to landlord was not responding (pg 794).  2) Provide previous housing history prior to UK residence.  24 months rental history must be verified.
									02/17/2015
Low LTV/CLTV - Verified low LTV of 48.13%. Max allowed per guides is 80%.; Substantial verified employment history - Borrower has been employed for over 9 years with a current position of Software Developer.; Excellent verified credit history - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts. History on credit report (pg 6) reflects account opened back to 1989 with all credit verified 0x30 and 809/810 mid credit scores.
;

2/11/15 - Received signed tax returns which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0021 Exception Remains.;
2/12/15 - Received credit supplement (VOR) reflecting rent start date of 01/2013 and date of last activity of 12/2014 which should have been a total of 24 months rental history, however, number of months revolving on the report only reflects 12 months. No exception cleared due to discrepancy. CRED 0021 Exception Remains.;
2/17/15 - Received credit supplement (VOR) reflecting rent start date of 01/2013 and date of last activity of 12/2014, a total of 24 months rental history. CRED 0021 Exception Cleared.
												2/17/15 - Received credit supplement (VOR) reflecting rent start date of 01/2013 and date of last activity of 12/2014, a total of 24 months rental history. CRED 0021 Exception Cleared.
300005649	137341	01/22/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit Documentation is Insufficient due to the following: 1) Missing signed 2012 1040 and signed 2012/2013 1065s (pgs 355, 323). File contains signed 2013 1040 only (pg 208). 2) Owner occupancy letter in file must be signed by borrowers (pg 636).
									02/12/2015
Low LTV/CLTV - Verified low LTV of 48.13%. Max allowed per guides is 80%.; Substantial verified employment history - Borrower has been employed for over 9 years with a current position of Software Developer.; Excellent verified credit history - Borrower credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts. History on credit report (pg 6) reflects account opened back to 1989 with all credit verified 0x30 and 809/810 mid credit scores.
;

2/11/15 - Received VOR which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0093 Exception Remains.;
2/12/15 - Received signed 2012 1040, signed 2012/2013 1065s for LLC and signed owner occupancy letter. CRED 0093 Exception Cleared.

2/11/15 - Received VOR which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0093 Exception Remains.;
2/12/15 - Received signed 2012 1040, signed 2012/2013 1065s for LLC and signed owner occupancy letter. CRED 0093 Exception Cleared.

300005669	137335	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect the appraised value of $1,270,000 is supported. No post closing CDA is provided.	02/13/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);
											2/3/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	2/3/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
300005669	137337	01/22/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure(page 682) is not dated within 3 days for RESPA application date.	02/11/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);

2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/20/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/19/14. ** COMP 0035 Exception Cleared

2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/20/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/19/14. ** COMP 0035 Exception Cleared

300005669	137339	01/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence borrower was provided with Special Information Handbook within 3 days of loan application date.	02/03/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005669	137346	01/22/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No Final Title Policy provided. Title commitment in file (pg 810).	02/10/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);
											2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.	2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.
300005669	139752	01/29/2015	Property	Property Values Declining	APPR 0012	1	Closed	Appraisal (pg 780) reflects property values are declining. Appraiser has not addressed declining values.	02/13/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);

2/12/15 - Received a response that "Appraisal" was posted. Lender provided an amended appraisal that updated the "Declining Property Values " under housing trends to "Stable". Further the appraiser provided an updated supplemental addendum dated 2/12/15 (in red font) that reflected the declining values box was accidentally marked on pg 1 and is actually stable with a shortage of supply in the market place. Correction was made to reflect "Stable", a new signature date was added.  APPR 0012 Exception Remains.

2/12/15 - Received a response that "Appraisal" was posted. Lender provided an amended appraisal that updated the "Declining Property Values " under housing trends to "Stable". Further the appraiser provided an updated supplemental addendum dated 2/12/15 (in red font) that reflected the declining values box was accidentally marked on pg 1 and is actually stable with a shortage of supply in the market place. Correction was made to reflect "Stable", a new signature date was added.  APPR 0012 Exception Remains.

300005669	140679	02/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/10/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300005669	140800	02/01/2015	Credit	Questionable continuation of income	CRED 0045	1	Closed
Lender qualified borrower with capital gain income, interest and dividend income, and income from business on Schedule C based on tax returns from 2011, 2012 and 2013. Per Divorce Agreement (pg 188) borrower was to pay $3 million to ex-wife. asset statement (pg 85) indicates borrowers assets decreased from $9,410,889 to $6,303,072 after payment of $3 million settlement to ex wife. Unable to accurately project how this withdrawal will affect future income. Income from Capital Gains and Int/Div income cannot be determined. Additionally, borrower is filing Sch C on joint returns for business entity.  Disposition of business was not provided on Divorce documents. Additionally YTD income from business has declined substantially (pg 595, 607). Unable to confirm borrowers future income from business entity.
									02/25/2015
Excellent verified credit history - Credit Report (page 41/55)reflects a median credit score of 781, with a payment history of 0x30 with oldest tradeline of 08/2002 with no judgments, liens or public records.
; Substantial verified employment history - Borrower has been self employed since May 2003 per State Business Records (page 19);

2/25/15 - Received response from lender which states: "The borrower paid off the ex spouse approximately $2.9 million in January 2014. This was documented. The borrower had a remaining balance of $6,276,358 in October 2014. The income used to qualify the borrower was the interest, dividend and 1/2 of the capital gain income of $5966.50 and $11,111. The bank statement provided through Oct 2014 shows income earned of interest/dividend of $102,944.61/10= $10,294.46 and Capital Gains of $97,234/10 of $9723 for a total of $20,017.46. The borrower only withdrew approximately $300k for closing. This is left in excess of $5.9 million after closing. The year to date more than supports the income used to qualify the borrower for dividends/interest and capital gains. The balance was in excess of $6 million all year and all of these assets were the borrowers. Minimal amount was paid out of the account for closing and the remaining balance would support the income provided by the u/w to qualify... Page # 5 Paragraph D states the borrower is awarded his interest, which is the business on Schedule C. The income while declined is still usable. The borrower wrote a letter addressing the decline in income. The business has been active for 12 years. His income did decline from 2013, however, that income was used in qualifying and should be acceptable." Agree. Most recent bank statement for statement period October 1 though 31, 2014 (pg 85) reflects YTD Dividends of $102,944.61 and Capital Gains of $97,234.74 averaging $20,017.94/mo which supports the $17,077.75 monthly capital gains and dividends/interest used to qualify. Agree to use Schedule C income due to Divorce Decree Item D (pg 192) reflects Schedule C business is being awarded to borrower. Schedule C income of $2755/mo derived from P&L (pg 607) as it is substantially lower than 2012/2013 2 year average of $7493.63/mo. CRED 0045 Exception Cleared.

2/25/15 - Received response from lender which states: "The borrower paid off the ex spouse approximately $2.9 million in January 2014. This was documented. The borrower had a remaining balance of $6,276,358 in October 2014. The income used to qualify the borrower was the interest, dividend and 1/2 of the capital gain income of $5966.50 and $11,111. The bank statement provided through Oct 2014 shows income earned of interest/dividend of $102,944.61/10= $10,294.46 and Capital Gains of $97,234/10 of $9723 for a total of $20,017.46. The borrower only withdrew approximately $300k for closing. This is left in excess of $5.9 million after closing. The year to date more than supports the income used to qualify the borrower for dividends/interest and capital gains. The balance was in excess of $6 million all year and all of these assets were the borrowers. Minimal amount was paid out of the account for closing and the remaining balance would support the income provided by the u/w to qualify... Page # 5 Paragraph D states the borrower is awarded his interest, which is the business on Schedule C. The income while declined is still usable. The borrower wrote a letter addressing the decline in income. The business has been active for 12 years. His income did decline from 2013, however, that income was used in qualifying and should be acceptable." Agree. Most recent bank statement for statement period October 1 though 31, 2014 (pg 85) reflects YTD Dividends of $102,944.61 and Capital Gains of $97,234.74 averaging $20,017.94/mo which supports the $17,077.75 monthly capital gains and dividends/interest used to qualify. Agree to use Schedule C income due to Divorce Decree Item D (pg 192) reflects Schedule C business is being awarded to borrower. Schedule C income of $2755/mo derived from P&L (pg 607) as it is substantially lower than 2012/2013 2 year average of $7493.63/mo. CRED 0045 Exception Cleared.

110851896	137051	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No CDA provided.	02/05/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;
											2/3/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/3/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
110851896	137073	01/22/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with affiliated business disclosure within 3 days of application date.	02/05/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;

2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.

110851896	137075	01/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	02/05/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;

2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0038 Exception Cleared.

2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0038 Exception Cleared.

110851896	137148	01/22/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial application on pg 229.  Based on the application date the initial disclosures are not dated within 3 days of application date. The Initial Disclosure Date is more than 3 business days from the Application Date.  Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									02/05/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;

2/4/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.

2/4/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.

110851896	137204	01/22/2015	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
The applications in file indicate that the borrower is not a US Citizen or a Permanent Resident Alien. Certification in file pg 3 indicates borrower is here on an employment authorization and that his card expires on 10/23/2015. Based on documents in file borrowers income cannot be reasonably expected to continue past the current employment expiration date.
									03/26/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;

3/10/15 - Received rebuttal from lender of "resident Alien Status".  Attached is a lender memo dated 3/10/15 stating: "Our borrower currently holds a management position with his current employer and has been in his current position since 2011. In addition to this he has been employed in the same line of work in the US for eight years. We feel that based on these facts we can show a past history of renewal and it is reasonable to conclude that the Visa will be renewed upon its expiration in October 2015". ** No Exception Cleared. General policy on income analysis states that income relied upon in determining ability to repay must be analyzed to determine whether the income level can be reasonably expected to continue. Additionally, stability of income must be verified per Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/19/15 - Received rebuttal from lender regarding employment status, appendix Q, resident alien status. Attached is a lender memo that states: "We state that our underwriter analyzed the employment and income on this transaction to meet the standards as set forth in Appendix Q". Under Stability of Income (Appendix Q) we are required to verify:
 -  Recent employment history for two full years including any gaps and
 -  Analyze the employment record.
In analyzing ongoing employment, Appendix Q states that: Creditors may assume that employment is ongoing if a consumers employer verifies current employment and does not indicate that employment has been, or is set to be terminated.
We have supplied a VOE from showing employment dating back to 7/11/2011, (covering more than a two year period) and having a status of ACTIVE. We respectfully ask that you re-consider this transaction for purchase based on this information and our past rebuttals. All the information provided indicates stability of employment and income in the file and shows a likelihood of the Visa being renewed again in the future. ** No Exception Cleared.  The borrower is not a US Citizen or a Permanent Resident Alien. Certification in file pg 3 indicates borrower is here on an employment authorization and that his card expires on 10/23/2015. Based on documents in file borrowers income cannot be reasonably expected to continue past the current employment expiration date to satisfy Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/20/15 - Received email request from Client asking if proof of past renewals from the INS would suffice.
*** Responded with: "For this borrower, the 1003 applications in file indicated that they were not a US Citizen or a Permanent Resident Alien.  The lender Certification of Resident Alien Status in file (pg. 3) reflects that the borrower has an Employment Authorization Card/Document that expires on 10/23/2015.   No evidence has been provided that immigration status has been renewed or extended.  The lender has only offered rebuttals via a memo for the exception. Without knowing what the lender can provide, I cannot say that it will be sufficient at this juncture; however, evidence of past renewal would be very helpful.  According to the USCIS.gov site an EAD, in most cases are granted for a 1 year period.  With that in mind, the challenge is the evidence of continuance of employment and earnings remains questionable for this file. ***
3/26/15 - Received a response from lender of: "copies of current and past visa renewals". Attached are two documents, one is eight pages that reflects a cover letter from borrowers employer dated 8/11/2014 written to the USCIS regarding the borrower stating the borrower is employed and leader of a team of 6-10 employees and manages internal client relationships. Additionally, it states their offer on Form I-140 remains in effect. Copy of H1B Visa on I-797A form reflects approval notice is value for 06/15/14 to 3/31/2017 (pg. 3/8) reflecting the above petition and extension of stay have been approved for the subject borrower. Prior evidence of visas valid from 06/27/2011 to 6/14/2014 (pg. 5/8), 5/25/2010 to 5/24/2013 (pg.6/8), 7/13/2007 to 5/24/2010 and 10/5/2006 to 9/30/2009 (pg. 8/8) supports H1B visas have been renewed in the past. Additional document reflects a copy of the borrowers H1B visa with issue date 5/26/2010 to 5/24/2013. Evidence of prior renewal confirms the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.

3/26/15 - Received a response from lender of: "copies of current and past visa renewals". Attached are two documents, one is eight pages that reflects a cover letter from borrowers employer dated 8/11/2014 written to the USCIS regarding the borrower stating the borrower is employed and leader of a team of 6-10 employees and manages internal client relationships. Additionally, it states their offer on Form I-140 remains in effect. Copy of H1B Visa on I-797A form reflects approval notice is value for 06/15/14 to 3/31/2017 (pg. 3/8) reflecting the above petition and extension of stay have been approved for the subject borrower. Prior evidence of visas valid from 06/27/2011 to 6/14/2014 (pg. 5/8), 5/25/2010 to 5/24/2013 (pg.6/8), 7/13/2007 to 5/24/2010 and 10/5/2006 to 9/30/2009 (pg. 8/8) supports H1B visas have been renewed in the past. Additional document reflects a copy of the borrowers H1B visa with issue date 5/26/2010 to 5/24/2013. Evidence of prior renewal confirms the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.

110851896	137211	01/22/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing full VOE to show bonus income breakdown and that bonus income will continue.	02/23/2015
Excellent verified housing payment history - Verification of rent from landlord on a credit supplement pg 543 shows 0x30 for 40 months paid as agreed.; Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $141,375.34 (43.58 months) Reserves of 3 months cash reserves ($9732.42) and 18 months total reserves.$58,394.52; Excellent verified credit history - 796 qualifying score with no derogatory credit history. Program guidelines only require 720 credit score.;

2/23/15 - Received response from lender of: "VOE".  Attached is a rebuttal stating: "Borrowers employer uses third party service for all employment verifications and does not have a way to verify continuance of bonus income. Since we are unable to verify we can remove (does not affect Safe Harbor/ATR/QM if we are removing) and with the DTI only increasing by 1.87% to 36.32%. This would still be an approved loan". ** No Exception Cleared. Income used to qualify was not sufficient to meet Qualified Mortgage Standards. The removal of the borrower, $621.90 monthly bonus income could trigger a violation, and then the potential loss of safe harbor. Once income is used in qualification it must be verified in accordance with Appendix Q.  CRED 0082 Exception Remains.;
2/23/15 - Received response from lender of: "LOE". Attached is statement from lender: VOE broke out the borrowers bonus income for 2012 and 2013 but is not able to comment on bonus for 2014. To support the bonus continuance, the borrowers paystubs were provided to document when the bonuses were received each year on December 31. Based on the borrowers 3+ years with the same employer and the increasing amount of bonus income from 2012 to 2013, it was determined that the bonus is likely to continue and a two year average of the bonus was used to qualify. In retrospect, the bonus income could have been removed and the borrowers DTI would be 36.32 while still maintaining an acceptable amount of monthly residual income". ** Only VOE in file reflecting a breakdown of income for 2012 and 2013 is VOE dated 9/2/2014 (on pg. 84). Lender provided three paystubs for years ending 2012 and 2013.  Two year end stubs provided for 2013 (pg. 86 and pg. 90) with combined total earnings of $146,727 and 2012 (pg. 88) which supports total year end earnings of $132,044.  2014 YTD (pg.92) reflects $89,760. No indication on the four The Work Number VOEs in file (pg. 1, 2, 84, 85) that bonus is not expected to continue.  CRED 0082 Exception Cleared.

2/23/15 - Received response from lender of: "LOE". Attached is statement from lender: VOE broke out the borrowers bonus income for 2012 and 2013 but is not able to comment on bonus for 2014. To support the bonus continuance, the borrowers paystubs were provided to document when the bonuses were received each year on December 31. Based on the borrowers 3+ years with the same employer and the increasing amount of bonus income from 2012 to 2013, it was determined that the bonus is likely to continue and a two year average of the bonus was used to qualify. In retrospect, the bonus income could have been removed and the borrowers DTI would be 36.32 while still maintaining an acceptable amount of monthly residual income". ** Only VOE in file reflecting a breakdown of income for 2012 and 2013 is VOE dated 9/2/2014 (on pg. 84). Lender provided three paystubs for years ending 2012 and 2013.  Two year end stubs provided for 2013 (pg. 86 and pg. 90) with combined total earnings of $146,727 and 2012 (pg. 88) which supports total year end earnings of $132,044.  2014 YTD (pg.92) reflects $89,760. No indication on the four The Work Number VOEs in file (pg. 1, 2, 84, 85) that bonus is not expected to continue.  CRED 0082 Exception Cleared.

300001179	138048	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $777,1000 is supported. No Post Closing CDA provided in file.	02/04/2015
Substantial verified employment history - Borrower 1 has been employed for over 3 years per VVOE (pg 2). Borrower 2 has been employed for over 5 years 1 per VVOE (pg 3).; Low DTI - Verified low DTI of 18.98%. Max DTI allowed per guides is 43%.; Substantial verified reserves - Verified $122,114.83 or 34.85 months of total PITI reserves (12 months required) per guides on a Purchase transaction with <$1M loan amount.;
											2/2/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $771,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/2/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $771,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300001179	139456	01/28/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 377) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/09/2015
Substantial verified employment history - Borrower 1 has been employed for over 3 years per VVOE (pg 2). Borrower 2 has been employed for over 5 years 1 per VVOE (pg 3).; Low DTI - Verified low DTI of 18.98%. Max DTI allowed per guides is 43%.; Substantial verified reserves - Verified $122,114.83 or 34.85 months of total PITI reserves (12 months required) per guides on a Purchase transaction with <$1M loan amount.;

2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300001179	139463	01/28/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. Special Information Handbook not found in file.	02/03/2015
Substantial verified employment history - Borrower 1 has been employed for over 3 years per VVOE (pg 2). Borrower 2 has been employed for over 5 years 1 per VVOE (pg 3).; Low DTI - Verified low DTI of 18.98%. Max DTI allowed per guides is 43%.; Substantial verified reserves - Verified $122,114.83 or 34.85 months of total PITI reserves (12 months required) per guides on a Purchase transaction with <$1M loan amount.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300001179	139515	01/28/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of RESPA application date. Affiliated Disclosure in file was signed by borrower and co borrower. (pg 366).	02/09/2015
Substantial verified employment history - Borrower 1 has been employed for over 3 years per VVOE (pg 2). Borrower 2 has been employed for over 5 years 1 per VVOE (pg 3).; Low DTI - Verified low DTI of 18.98%. Max DTI allowed per guides is 43%.; Substantial verified reserves - Verified $122,114.83 or 34.85 months of total PITI reserves (12 months required) per guides on a Purchase transaction with <$1M loan amount.;

2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/5/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/3/2014 ** COMP 0035 Exception Cleared

2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/5/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/3/2014 ** COMP 0035 Exception Cleared

300001179	139524	01/28/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Notes in file (pg 68) reflects borrowers are living with family until close of escrow (pg 68). Missing rent free letter from parents/owners of residence to confirm current housing expenses. VOR in file confirms rental history on previous addresses (pg 598).

Substantial verified employment history - Borrower 1 has been employed for over 3 years per VVOE (pg 2). Borrower 2 has been employed for over 5 years 1 per VVOE (pg 3).; Low DTI - Verified low DTI of 18.98%. Max DTI allowed per guides is 43%.; Substantial verified reserves - Verified $122,114.83 or 34.85 months of total PITI reserves (12 months required) per guides on a Purchase transaction with <$1M loan amount.;

2/11/15 - Received rebuttal from lender which states: "We do not get rent free letters from family members/owner of property. That has never been something we condition for. If the borrower states they live rent free - we accept that." Exception overridden due to mitigated risk factors. Borrowers have substantial verified employment history, Low DTI of 18.98% and post closing PITI reserves of 34.85 months. CRED 0093 Exception overridden to EV2 level.

2/11/15 - Received rebuttal from lender which states: "We do not get rent free letters from family members/owner of property. That has never been something we condition for. If the borrower states they live rent free - we accept that." Exception overridden due to mitigated risk factors. Borrowers have substantial verified employment history, Low DTI of 18.98% and post closing PITI reserves of 34.85 months. CRED 0093 Exception overridden to EV2 level.

300005604	140430	01/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $668,300 is supported. No CDA provided.	02/12/2015
Excellent verified credit history - 781 qualifying score with no derogatory credit history. Program guidelines only require a 720 qualifying score.; Excellent verified housing payment history - Credit supplement on pg 482 shows landlord rating 0x30 for 65 months.; Substantial verified employment history - VVOE pg 3 verified 9.4 month stable employment history.; Low DTI - 32.21% DTI. Program allows to 43%.;
											2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $668,300 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $668,300 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300005604	140438	01/31/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date. No Special Information Handbook provided in file.	02/03/2015
Excellent verified credit history - 781 qualifying score with no derogatory credit history. Program guidelines only require a 720 qualifying score.; Excellent verified housing payment history - Credit supplement on pg 482 shows landlord rating 0x30 for 65 months.; Substantial verified employment history - VVOE pg 3 verified 9.4 month stable employment history.; Low DTI - 32.21% DTI. Program allows to 43%.;

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of LQ.net.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300005604	140441	01/31/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 295) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/06/2015
Excellent verified credit history - 781 qualifying score with no derogatory credit history. Program guidelines only require a 720 qualifying score.; Excellent verified housing payment history - Credit supplement on pg 482 shows landlord rating 0x30 for 65 months.; Substantial verified employment history - VVOE pg 3 verified 9.4 month stable employment history.; Low DTI - 32.21% DTI. Program allows to 43%.;

2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300005615	138208	01/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $1,925,000 is supported. No Post Closing CDA provided in file.	02/05/2015
Low LTV/CLTV - Approved LTV of 48.86%. Max allowed per guides is 80%.
; Substantial verified reserves - Verified $220,514.45 or 35.16 months total reserves (12 months required) per guides on a Rate and Term refinance with <$1M loan amount.; Excellent verified housing payment history - Excellent verified housing payment history - 89 months 0x30 mortgage history per credit report, 781/781 mid credit scores, 720 minimum allowed per guides.;

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,925,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,925,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005615	139261	01/27/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. Affiliated Disclosure in file was not signed by borrowers (pg 569).	02/09/2015
Low LTV/CLTV - Approved LTV of 48.86%. Max allowed per guides is 80%.
; Substantial verified reserves - Verified $220,514.45 or 35.16 months total reserves (12 months required) per guides on a Rate and Term refinance with <$1M loan amount.; Excellent verified housing payment history - Excellent verified housing payment history - 89 months 0x30 mortgage history per credit report, 781/781 mid credit scores, 720 minimum allowed per guides.;

2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/17/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 11/14/2014 ** COMP 0035 Exception Cleared

2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/17/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 11/14/2014 ** COMP 0035 Exception Cleared

300005615	139299	01/27/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
B1 started new job per VVOE in file (pg 116). Most recent paystub (pg 1) and Offer Letter (pg 595) provided in file. Missing VOE from previous employment to confirm 24 months employment history. Verification to be dated prior to consummation. Any gaps of 30+ days in employment must be addressed.
									03/06/2015
Low LTV/CLTV - Approved LTV of 48.86%. Max allowed per guides is 80%.
; Substantial verified reserves - Verified $220,514.45 or 35.16 months total reserves (12 months required) per guides on a Rate and Term refinance with <$1M loan amount.; Excellent verified housing payment history - Excellent verified housing payment history - 89 months 0x30 mortgage history per credit report, 781/781 mid credit scores, 720 minimum allowed per guides.;

3/6/15 - Received B1 VOE from previous employment reflecting employment dates of 02/01/08 to 12/01/14. No 30 day gaps of employment confirmed. Verification is dated 12/22/14 which is prior to consummation date. 24 months employment history verified. CRED 0007 Exception Cleared.

3/6/15 - Received B1 VOE from previous employment reflecting employment dates of 02/01/08 to 12/01/14. No 30 day gaps of employment confirmed. Verification is dated 12/22/14 which is prior to consummation date. 24 months employment history verified. CRED 0007 Exception Cleared.

300005643	138660	01/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,150,000 is supported. No post closing CDA provided.	02/26/2015	Excellent verified housing payment history - Mortgage rating 59 months 0x30 per credit report with 801 mid credit score - 720 minimum allowed per guides for O/O, rate/term with 75.37% LTV/CLTV.;
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005643	138684	01/26/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Final Title Policy not found in file. File only contains copy of Title Commitment(pg 414).	02/20/2015	Excellent verified housing payment history - Mortgage rating 59 months 0x30 per credit report with 801 mid credit score - 720 minimum allowed per guides for O/O, rate/term with 75.37% LTV/CLTV.;	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005643	139361	01/27/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Credit report (pg 86) reflects mortgages with two different lenders both with rating as of 09/2014 which is not within 30 days of closing date. File contains 2 payoff statements for mortgages.  One reflects due for 11/2014(pg 178) and the other 12/2014(pg 665), however, missing updated mortgage rating for the first dated within 30 days of closing.
									02/13/2015	Excellent verified housing payment history - Mortgage rating 59 months 0x30 per credit report with 801 mid credit score - 720 minimum allowed per guides for O/O, rate/term with 75.37% LTV/CLTV.;
2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Guidelines require 0x30 mortgage or rent history for 24 months. Further, if guideline is silent to specific requirements refer to FNMA.  FNMA states that "the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable.  ** Credit report date is 10/16 with last activity 09/14. CRED 0001 Exception Cleared.

2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Guidelines require 0x30 mortgage or rent history for 24 months. Further, if guideline is silent to specific requirements refer to FNMA.  FNMA states that "the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable.  ** Credit report date is 10/16 with last activity 09/14. CRED 0001 Exception Cleared.

300005643	140294	01/30/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Missing cost approach for developing additional FMV analysis or Appraisers rationale for the omission this approach	02/26/2015	Excellent verified housing payment history - Mortgage rating 59 months 0x30 per credit report with 801 mid credit score - 720 minimum allowed per guides for O/O, rate/term with 75.37% LTV/CLTV.;
2/26/15 - Received 25 page document that is revised URAR 70/1004 form reflecting the Cost Approach to Value section completed on page 3 of 6 of original 1004 form with indicated value of $1,148,618 which has been dated 2/25/2015. Page 11 of document provided reflects a supplemental addendum dated 2/25/15 with comments to address the estimated land value of $475,000 and documentation on land sales. APPR 0002 Exception Cleared.

2/26/15 - Received 25 page document that is revised URAR 70/1004 form reflecting the Cost Approach to Value section completed on page 3 of 6 of original 1004 form with indicated value of $1,148,618 which has been dated 2/25/2015. Page 11 of document provided reflects a supplemental addendum dated 2/25/15 with comments to address the estimated land value of $475,000 and documentation on land sales. APPR 0002 Exception Cleared.

300005674	136939	01/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,475,000 is supported. No post closing CDA provided.	02/04/2015
Excellent verified credit history - 784/794 qualifying credit scores. No derogatory credit. Credit file dates back to 11/1987. ; Substantial verified reserves - Post closing assets of $929,821.22. 124 months of PITI reserves verified. 18 months required. Sufficient remaining asset to meet lender requirements for departing primary. ; Low LTV/CLTV - 40.47% LTV/CLTV. 80% allowed per guidelines. ;

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $2,475,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $2,475,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005674	137334	01/22/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	California Property. No Closing Protection Letter from title insurance provided in file.	02/17/2015
Excellent verified credit history - 784/794 qualifying credit scores. No derogatory credit. Credit file dates back to 11/1987. ; Substantial verified reserves - Post closing assets of $929,821.22. 124 months of PITI reserves verified. 18 months required. Sufficient remaining asset to meet lender requirements for departing primary. ; Low LTV/CLTV - 40.47% LTV/CLTV. 80% allowed per guidelines. ;

2/17/15 - Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file". While obtaining a CPL is best practice, it is not a requirement, and the Underwriter and Title Company are one in the same further mitigating the need for a CPL. Exception cleared. TITL 0005 Exception Cleared

2/17/15 - Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file". While obtaining a CPL is best practice, it is not a requirement, and the Underwriter and Title Company are one in the same further mitigating the need for a CPL. Exception cleared. TITL 0005 Exception Cleared

300005674	137380	01/22/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Borrower purchased subject in 8/2014 using 1st and 2nd mortgages documented with Notes (pgs 112 and 114). Both Notes reflect 1st payment dates of 9/5/2014. Missing mortgage payment history for current 1st and 2nd mortgages for 9/2014 to 12/2014. Both mortgages are privately held by family members. Cancelled checks must be provided to confirm all scheduled payments were paid 0x30.
									02/19/2015
Excellent verified credit history - 784/794 qualifying credit scores. No derogatory credit. Credit file dates back to 11/1987. ; Substantial verified reserves - Post closing assets of $929,821.22. 124 months of PITI reserves verified. 18 months required. Sufficient remaining asset to meet lender requirements for departing primary. ; Low LTV/CLTV - 40.47% LTV/CLTV. 80% allowed per guidelines. ;
											2/19/15 - Clear due to Originator guideline does not require a credit refresh within 30 days of consummation. CRED 0001 Exception Cleared.	2/19/15 - Clear due to Originator guideline does not require a credit refresh within 30 days of consummation. CRED 0001 Exception Cleared.
300005674	137711	01/23/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Lender approved DTI of 38.8%. Maximum allowed of 43%. Review DTI of 61.5%. Lender excluded PITI from departing residence scheduled to close after subject Note date. No evidence provided that departing residence was sold prior to subject closing. Lender worksheet (pg 107) reflects FNMA guidelines for excluding PITI of departing residence which is pending sale, however lender did not provide required documentation to allow for exclusion.
									02/24/2015
Excellent verified credit history - 784/794 qualifying credit scores. No derogatory credit. Credit file dates back to 11/1987. ; Substantial verified reserves - Post closing assets of $929,821.22. 124 months of PITI reserves verified. 18 months required. Sufficient remaining asset to meet lender requirements for departing primary. ; Low LTV/CLTV - 40.47% LTV/CLTV. 80% allowed per guidelines. ;

2/10/15 - Lender provided copy of a HUD-1 with a disbursement date of 12/17/14 for property. HUD not certified by closing agent or marked final to verify the closing took place prior to 12/23/14 subject Note date. QMATR 0002 Exception not cleared.;
2/24/15 - Lender provided copy of a HUD-1 with a disbursement date of 12/17/14 for property. HUD is stamped CTC by settlement agent, marked Final and verifies the closing took place prior to 12/23/14 subject Note date. PITI of departing residence excluded and results to DTI of 38.93%. QMATR 0002 Exception Cleared.

2/24/15 - Lender provided copy of a HUD-1 with a disbursement date of 12/17/14 for property. HUD is stamped CTC by settlement agent, marked Final and verifies the closing took place prior to 12/23/14 subject Note date. PITI of departing residence excluded and results to DTI of 38.93%. QMATR 0002 Exception Cleared.

300005633	138640	01/26/2015	Credit	Missing HUD-1 for property to determine previous transaction type	HUD 0012	1	Closed
Missing final HUD from prior purchase of subject residence as required per Guidelines.  HUD from purchase required to review terms of original and purchase and determine if existing first and second mortgage can be consolidated as Rate Term refinance.
									02/24/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

2/24/15 - Received Final HUD from purchase of subject. Line 201 c of the Final HUD reflects funds for closing receipt of $314,514.74 which can be linked to Originator purchase money second loan reported on title report (pg 269) with original loan amount of $319,200. Second loan is recorded same day as the first loan. Second mortgage being paid off (pg 541) is verified to be purchase money second based on recording date and principal balance amount. HUD 0012 Exception Cleared.

2/24/15 - Received Final HUD from purchase of subject. Line 201 c of the Final HUD reflects funds for closing receipt of $314,514.74 which can be linked to Originator purchase money second loan reported on title report (pg 269) with original loan amount of $319,200. Second loan is recorded same day as the first loan. Second mortgage being paid off (pg 541) is verified to be purchase money second based on recording date and principal balance amount. HUD 0012 Exception Cleared.

300005633	138643	01/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office

									02/10/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300005633	138656	01/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Received 3rd Party Desk Review that reflects original appraisal value of $2,130,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	02/06/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $2,130,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $2,130,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300005633	138658	01/26/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure (pg 743) Is Not Executed or dated. Unable to confirm if disclosure provided to borrower within 3 days of application date.
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

2/9/15 - Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/22/2014, thus within 3-business days of application 10/22/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

Client: 2/9/15 - Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/22/2014, thus within 3-business days of application 10/22/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

300005633	138663	01/26/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	No evidence lender provided copies of both written appraisals to the borrower.	02/09/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;
											2/9/15 - Lender provided evidence of borrower waiver. ECOA 0004 Exception Cleared.	2/9/15 - Lender provided evidence of borrower waiver. ECOA 0004 Exception Cleared.
300005633	138664	01/26/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing Final Title Policy for transaction greater than 45 days (pg 539)	02/10/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;
											2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.	2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.
300005633	138665	01/26/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter in File from title insurance underwriter. California property.	02/10/2015
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

2/10/15 - Received rebuttal from lender which states: "Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file." Agree. TITL 0005 Exception Cleared.

2/10/15 - Received rebuttal from lender which states: "Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file." Agree. TITL 0005 Exception Cleared.

300005633	138722	01/26/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	2	Acknowledged	Guidelines require 24 months of verified PITI reserves. Actual verified in file is 16.39 months. Lender exception request for FICO and Reserves (2 exceptions) on page 436.
Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

3/20/15 - Received email notification that subject insufficient reserve exception will not be accepted.  CRED 0017  Exception Remains.;
3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0017 to EV2 level.

Client: 3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0017 to EV2 level.

300005633	138742	01/26/2015	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged
Qualifying score of coborrower is 729 per credit report (pg 10). Minimum score for subject loan size of $1,700,000 at 80% LTV is 740. Lender exception request for FICO and Reserves (2 exceptions) on page 436.

Substantial verified employment history - Both Borrowers with over 8 years tenure with University; Low DTI - 25.05% DTI, program allows up to 43%; Excellent verified housing payment history - 89 months of verified housing history on credit report all paid 0x30.  Subject mortgage payment is being reduced by 10.22% from the prior payment, thus borrowers higher prior mortgage payment was met satisfactorily.    ; Long term established acceptable credit history  - 9 plus years of verified credit history with total of five mortgage accounts all paid 0x30, 3 auto loans paid 0x30, one other installment, one open account and eleven revolving with satisfactory payment record overall.  ;

3/20/15 - Received email notification that subject FICO exception will not be accepted.  CRED 0003 Exception Remains.;
3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0003 to EV2 level.

Client: 3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0003 to EV2 level.

300005671	137153	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $985,000 is supported. No post closing CDA provided.	02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
300005671	137164	01/22/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure (pg 269) signed by borrowers is not within 3 days of application date.	02/09/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/9/15 - Received rebuttal from lender which states: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Screen Shot of print date." Attached is a lender system screen print reflecting evidence that the ABA Disclosure was generated on 09/10/14 which is within 3 business days of application date of 09/08/14. Signed ABD in file. COMP 0035 Exception Cleared.;

2/9/15 - Received rebuttal from lender which states: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Screen Shot of print date." Attached is a lender system screen print reflecting evidence that the ABA Disclosure was generated on 09/10/14 which is within 3 business days of application date of 09/08/14. Signed ABD in file. COMP 0035 Exception Cleared.;

300005671	137181	01/22/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No final title provided in file. Title commitment provided on page 155.	02/20/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
300005671	137348	01/22/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing documentation to evidence 1) REO property in Ireland is owned free and clear  2) documentation of taxes and insurance  3) lease for rental property-rental income is used to qualify per SchE and lender worksheet
									02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/24/15 - Received response from lender of: "Income from rental property in Ireland was not used to qualify the borrower; disregard the worksheet provided by the processor. Note instead the income commentary regarding this property in the UW Summary in HH02. I did not prepare a rental income analysis in the original underwrite as I hit the borrower with the full amount of expense reported on the transcripts. 1) Per Originator guidelines, I noted that the tax transcripts did not report interest expense to determine that the property was free and clear. Per conversations with the Loan Officer, the borrower was not able to provide additional information. 2) Though we requested that the borrower document taxes and insurance, we were told the information was not available and relied on the tax transcripts to determine the expenses. 3) We did not request a copy of the lease as we did not use the income for qualifying purposes." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus lease agreements not required. 2012/2013 tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.

2/24/15 - Received response from lender of: "Income from rental property in Ireland was not used to qualify the borrower; disregard the worksheet provided by the processor. Note instead the income commentary regarding this property in the UW Summary in HH02. I did not prepare a rental income analysis in the original underwrite as I hit the borrower with the full amount of expense reported on the transcripts. 1) Per Originator guidelines, I noted that the tax transcripts did not report interest expense to determine that the property was free and clear. Per conversations with the Loan Officer, the borrower was not able to provide additional information. 2) Though we requested that the borrower document taxes and insurance, we were told the information was not available and relied on the tax transcripts to determine the expenses. 3) We did not request a copy of the lease as we did not use the income for qualifying purposes." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus lease agreements not required. 2012/2013 tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.

300005671	137349	01/22/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing payment history for construction loan opened 08/29/13 and being paid off with subject transaction. File only contains payoff demand and loan is not reflected on credit report.	02/18/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/18/15 - Received response from lender stating: "Borrowers verification of mortgage is part of the draw print out. The payments are listed as Interest and the dates are all on or before the due date of the 15th of every month." Lender provided mortgage payment history from 10/2013 through 10/2014 reflecting each payments made before due date of 15th of every months. CRED 0001 Exception Cleared.

2/18/15 - Received response from lender stating: "Borrowers verification of mortgage is part of the draw print out. The payments are listed as Interest Payments and the dates are all on or before the due date of the 15th of every month." Lender provided mortgage payment history from 10/2013 through 10/2014 reflecting each payments made before due date of 15th of every months. CRED 0001 Exception Cleared.

300005671	137351	01/22/2015	Credit	Unacceptable Credit History	CRED 0009	1	Closed	VOR (pg 486) in file does not specify a start date, only 2013. Date is needed for 24 month housing payment history and tradeline requirements.	02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/24/15 - Received response from lender which states: "The VOR as reported on the credit supplement does not mention the start date but does report that the account was rated over 12 months. By deduction we can see that this rating covered the 12 month period from 7/13 to 6/14. No update to the Credit Supplement is required. Prior to that, the borrower primary residence was owned free and clear until the construction loan was taken 8/2013." Clearing exception based on number of months revolving reflected on credit supplement of 12 months (pg 486). Prior to renting, borrowers lives at subject prior to construction. Borrowers do not have a mortgage rating for the most recent 24 months as subject was owned free and clear until 08/2013. 24 months housing history verified. CRED 0009 Exception Cleared.

2/24/15 - Received response from lender which states: "The VOR as reported on the credit supplement does not mention the start date but does report that the account was rated over 12 months. By deduction we can see that this rating covered the 12 month period from 7/13 to 6/14. No update to the Credit Supplement is required. Prior to that, the borrower's primary residence was owned free and clear until the construction loan was taken 8/2013." Clearing exception based on number of months revolving reflected on credit supplement of 12 months (pg 486). Prior to renting, borrowers lives at subject prior to construction. Borrowers do not have a mortgage rating for the most recent 24 months as subject was owned free and clear until 08/2013. 24 months housing history verified. CRED 0009 Exception Cleared.

300005671	137352	01/22/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2012 and 2013 tax returns, required per guidelines. File only contains IRS transcripts. Borrower has rental property in Ireland that requires review of tax returns.	02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/24/15 - Received response from lender of: "Receipt of the tax transcripts revealed that the borrower owned a rental property in Ireland. As I did not use the income for qualifying, I did not require the tax returns. I developed my analysis from the transcripts contained in the file. I hit the borrower with the full expenses reported on the transcript." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus 2012/2013 tax returns not required to calculate rental incoem. Using 2012/2013 tax transcripts in lieu of tax returns. Tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.

2/24/15 - Received response from lender of: "Receipt of the tax transcripts revealed that the borrower owned a rental property in Ireland. As I did not use the income for qualifying, I did not require the tax returns. I developed my analysis from the transcripts contained in the file. I hit the borrower with the full expenses reported on the transcript." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus 2012/2013 tax returns not required to calculate rental incoem. Using 2012/2013 tax transcripts in lieu of tax returns. Tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.

300005671	139747	01/29/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Predominant values are stated as $535,000 and subject fair market value is defined as $985,000, missing commentary if subject is an over improvement.	02/09/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

300005671	140758	02/01/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 305) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/03/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/9/15 - Received rebuttal response from lender which states: "H-9 is the more restrictive form allowing the borrower the right to rescind only the portion of additional credit extended. Bank policy is to use H-8 in all cases as it allows the borrower the option to rescind the full loan amount." ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
3/2/15 - Received two RORs on H9 form signed by both borrowers on 02/21/15. ROR reflects a rescission expiration date of 02/25/15. ** Posted a message in Clean Room that ROR 0011 Exception could not be addressed until receipt of the lender cover letter addressing reasoning for the re-opened rescission was provided.;
3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Two new ROR(s) executed by the title holders previously provided and executed and dated on 02/21/15. New ROR(s) reflects a rescission expiration date of 02/25/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Two new ROR(s) executed by the title holders previously provided and executed and dated on 02/21/15. New ROR(s) reflects a rescission expiration date of 02/25/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

300005671	140760	02/01/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/24/15 - Received screen print out of Permit status from City for the subject address with permit that reflects Finaled date of 07/28/14 to confirm occupancy allowed by governing entity. File also contains Building Permit Field Inspection Report (pg 346) reflecting inspection type as Final and Inspection Result as Passed. PROP 0012 Exception Cleared.

2/24/15 - Received screen print out of Permit status from City for the subject address with permit that reflects Finaled date of 07/28/14 to confirm occupancy allowed by governing entity. File also contains Building Permit Field Inspection Report (pg 346) reflecting inspection type as Final and Inspection Result as Passed. PROP 0012 Exception Cleared.

300005671	140761	02/01/2015	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed	Appraisal (pg 2) completed As-Is. Photos (pg 16-20) indicate subject may not be fully complete. Hot water heater photographed uninstalled in the garage, cabinet doors and drawers not installed.	02/24/2015
Substantial verified liquid assets and/or savings history - 20.98 months verified liquid reserves; Low DTI - 22.23/24.70 ratios and $15,356 per month residual income.; Substantial verified employment history - Both borrowers have 16+ years job history with current employers per VOEs.; Excellent verified credit history - 797/796 FICOs;

2/24/15 - Received response from lender of: "The hot water tank in the garage appears to have been replaced by an on-demand system therefore the hot water tank in the garage is no longer required. The only missing cabinet doors appear to be in the laundry room. The home is in overall very good condition (almost new at the appraisal). This is a very minor cosmetic issue that does not breach any published appraisal or lending guideline and has no impact upon value or  marketability. Both of these items appear to be non-issues and this report was correctly delivered in as is condition." Agree due to missing cabinet doors are in main floor laundry only (pg 17). Appraisal report completed as is. APPR 0005 Exception Cleared.

2/24/15 - Received response from lender of: "The hot water tank in the garage appears to have been replaced by an on-demand system therefore the hot water tank in the garage is no longer required. The only missing cabinet doors appear to be in the laundry room. The home is in overall very good condition (almost new at the appraisal). This is a very minor cosmetic issue that does not breach any published appraisal or lending guideline and has no impact upon value or  marketability. Both of these items appear to be non-issues and this report was correctly delivered in as is condition." Agree due to missing cabinet doors are in main floor laundry only (pg 17). Appraisal report completed as is. APPR 0005 Exception Cleared.

110845389	140686	02/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,700,000 is supported.	02/12/2015
Low LTV/CLTV - 40.64%  LTV/CLTV, program allows up to 80% on cash out; Long term verified occupancy in subject property - 9 years occupancy in subject, credit report documents first reporting date 7/2005 (pg 21); Low DTI - Verified low DTI of 22.28%. Max allowed per guides is 43%.;

2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

110845389	140694	02/01/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing Affiliated Business Disclosure provided within 3 business days of Application date. Affiliated Disclosure in file was signed by borrower. (pg 193).	02/11/2015
Low LTV/CLTV - 40.64%  LTV/CLTV, program allows up to 80% on cash out; Long term verified occupancy in subject property - 9 years occupancy in subject, credit report documents first reporting date 7/2005 (pg 21); Low DTI - Verified low DTI of 22.28%. Max allowed per guides is 43%.;

2/10/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/21/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 10/20/14. ** COMP 0035 Exception Cleared

2/10/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/21/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 10/20/14. ** COMP 0035 Exception Cleared

110845389	140703	02/01/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing Final Title Policy required for transaction that closed more than 45 days.	02/20/2015
Low LTV/CLTV - 40.64%  LTV/CLTV, program allows up to 80% on cash out; Long term verified occupancy in subject property - 9 years occupancy in subject, credit report documents first reporting date 7/2005 (pg 21); Low DTI - Verified low DTI of 22.28%. Max allowed per guides is 43%.;
											2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared
110845389	140711	02/01/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	2	Acknowledged
Guidelines require 12 months PITI reserves documented. Review only verified 5.06 months of PITI reserves which does not meet lender requirement. Review utilized assets (pg 39) only. Employer stock plan (pgs 36, 38) show $38,958 vested stock shares, however, no value is attributed to vested shares nor is there a stock quote to document value. Could not allocate value as only values indicated on pg 38 is a total exercise price. Insufficient funds verified.

Low LTV/CLTV - 40.64%  LTV/CLTV, program allows up to 80% on cash out; Long term verified occupancy in subject property - 9 years occupancy in subject, credit report documents first reporting date 7/2005 (pg 21); Low DTI - Verified low DTI of 22.28%. Max allowed per guides is 43%.;

2/18/15 - Received a response from lender of: "Exception".  Attached is a copy of an email chain that reflects an exception request was made internally by the lender on 11/12/14 for reserves. There is a follow up in the email chain dated 11/13/14 from the VP, Regional Underwriting Manager that states: "Approved based on 5 mos. reserves.  The privately held stock is a compensating factor that should be in the underwriters write-up". ** No Exception Cleared. Missing evidence that client has approved the same exception. Exception requests can be made via email.  CRED 0017 Exception Remains.;
3/17/15 - Received email confirmation from Client to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0017 Exception Overridden to EV2 level.
												Client: 3/17/15 - Received email confirmation from Client to override EV2 level based on acceptance of the underwriting exception presented. CRED 0017 Exception Overridden to EV2 level.
110845389	140714	02/01/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraised value of $1,700,000 is not supported by comparables provided due to the following: Subject exceeds predominant value of $995,000 by $705,000. Appraiser makes no comments about the predominant value nor any about the subject possibly being overbuilt for the area.
									02/12/2015
Low LTV/CLTV - 40.64%  LTV/CLTV, program allows up to 80% on cash out; Long term verified occupancy in subject property - 9 years occupancy in subject, credit report documents first reporting date 7/2005 (pg 21); Low DTI - Verified low DTI of 22.28%. Max allowed per guides is 43%.;

2/12/15 - Based on the CDA received that supported the original appraisal value of $1,700,000 for APPR 0040 Exception, the APPR 0002 Exception is supported by the same CDA value of $1,700,000. Additionally, the original appraisal reflects the value range for the neighborhood to be form $380,000 to $13,250,000.  Value of the subject $1,700,000 is well within the low end of the range and confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

2/12/15 - Based on the CDA received that supported the original appraisal value of $1,700,000 for APPR 0040 Exception, the APPR 0002 Exception is supported by the same CDA value of $1,700,000. Additionally, the original appraisal reflects the value range for the neighborhood to be form $380,000 to $13,250,000.  Value of the subject $1,700,000 is well within the low end of the range and confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

110800647	124233	10/20/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									10/22/2014
Substantial verified reserves - Post closing reserves of $443,601.89. 56 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified housing payment history - 225 months of mortgage history paid 0x30 per credit report. ;

10/22/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. CRED 0049 Exception Cleared.

10/22/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. CRED 0049 Exception Cleared.

110800647	124235	10/20/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,500,000 is supported. No CDA provided.	10/22/2014
Substantial verified reserves - Post closing reserves of $443,601.89. 56 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified housing payment history - 225 months of mortgage history paid 0x30 per credit report. ;
											10/22/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. APPR 0040 Exception Cleared.	10/22/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. APPR 0040 Exception Cleared.
110800647	124249	10/20/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 20) is not executed. No copy of funding sheet in file. Unable to determine lender approval date.	11/07/2014
Substantial verified reserves - Post closing reserves of $443,601.89. 56 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified housing payment history - 225 months of mortgage history paid 0x30 per credit report. ;
											10/22/14 - Received underwriter executed 1008 reflecting a date of 09/16/2014. DTI is 37.9767% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	10/22/14 - Received underwriter executed 1008 reflecting a date of 09/16/2014. DTI is 37.9767% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
110800647	124263	10/21/2014	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	1	Closed	Flood Notice in file (pg 373) was not signed by the borrower. No evidence Flood Notice was provided to borrower.	10/22/2014
Substantial verified reserves - Post closing reserves of $443,601.89. 56 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified housing payment history - 225 months of mortgage history paid 0x30 per credit report. ;
											10/22/14 - Received signed Flood Notice. FLOOD 0001 Exception Cleared.	10/22/14 - Received signed Flood Notice. FLOOD 0001 Exception Cleared.
300001586	134505	01/08/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 14) is not executed or dated. No lender loan approval in file. Unable to determine loan approval date and name of approving underwriter.
									01/15/2015
Excellent verified credit history - 791 FICO score with no derogatory credit history.  680 minimum required. ; Substantial verified employment history - Co borrower has a 7 yr stable job history with the same employer per VVOE pg 59; Substantial verified reserves - Post closing reserves of $341,392.23. 47 months of PITI reserves verified. Reserves required of 12 months ($86,867.28) and 2 mos for other financed property ($1711.24);
											1/15/15 - Received underwriter executed 1008. DTI is 36.310% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	1/15/15 - Received underwriter executed 1008. DTI is 36.310% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300001586	134547	01/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,450,000 is supported. No post closing CDA provided.	01/14/2015
Excellent verified credit history - 791 FICO score with no derogatory credit history.  680 minimum required. ; Substantial verified employment history - Co borrower has a 7 yr stable job history with the same employer per VVOE pg 59; Substantial verified reserves - Post closing reserves of $341,392.23. 47 months of PITI reserves verified. Reserves required of 12 months ($86,867.28) and 2 mos for other financed property ($1711.24);

1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

300001586	134551	01/08/2015	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Lender Rate Lock form (pg 653) is not complete. Missing page 1 of 2 with rate lock data. No rate lock date stated in file. Compliance review is not completed.	01/15/2015
Excellent verified credit history - 791 FICO score with no derogatory credit history.  680 minimum required. ; Substantial verified employment history - Co borrower has a 7 yr stable job history with the same employer per VVOE pg 59; Substantial verified reserves - Post closing reserves of $341,392.23. 47 months of PITI reserves verified. Reserves required of 12 months ($86,867.28) and 2 mos for other financed property ($1711.24);
											1/15/15 - Received response from Lender of: "Two Page rate lock". Attached is lender two page rate lock reflecting a rate lock date of 12/10/2014. COMP 0029 Exception Cleared.	1/15/15 - Received response from Lender of: "Two Page rate lock". Attached is lender two page rate lock reflecting a rate lock date of 12/10/2014. COMP 0029 Exception Cleared.
300001586	135068	01/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/20/2015
Excellent verified credit history - 791 FICO score with no derogatory credit history.  680 minimum required. ; Substantial verified employment history - Co borrower has a 7 yr stable job history with the same employer per VVOE pg 59; Substantial verified reserves - Post closing reserves of $341,392.23. 47 months of PITI reserves verified. Reserves required of 12 months ($86,867.28) and 2 mos for other financed property ($1711.24);

1/20/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

1/20/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.

300001586	135069	01/12/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 809 of HUD provided reflects that borrower paid an Appraisal Review fee at closing. Missing copy of Lender Desk Review.	01/15/2015
Excellent verified credit history - 791 FICO score with no derogatory credit history.  680 minimum required. ; Substantial verified employment history - Co borrower has a 7 yr stable job history with the same employer per VVOE pg 59; Substantial verified reserves - Post closing reserves of $341,392.23. 47 months of PITI reserves verified. Reserves required of 12 months ($86,867.28) and 2 mos for other financed property ($1711.24);

1/15/15 - Received response from lender of: "review to match fee on HUD".  Attached is a Appraisal Review reflecting the original appraisal value of $1,450,000 is supported and confirms the charge for the appraisal review fee charged on line #809 of the HUD1. APPR 0041 Exception Cleared.

1/15/15 - Received response from lender of: "review to match fee on HUD".  Attached is a Appraisal Review reflecting the original appraisal value of $1,450,000 is supported and confirms the charge for the appraisal review fee charged on line #809 of the HUD1. APPR 0041 Exception Cleared.

300006228	148001	03/02/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 14) is not executed. No other lender approval provided. Unable to determine loan approval date and approving underwriter.	03/04/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;
											3/4/15 - Received underwriter executed 1008 reflecting a date of 02/02/15. DTI is 41.28% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	3/4/15 - Received underwriter executed 1008 reflecting a date of 02/02/15. DTI is 41.28% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300006228	148013	03/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/05/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/4/15 - Received copy of fully executed/notarized Deed of Trust. No exception cleared. Provide evidence that mortgage has been sent for recording or recording has been completed. DEED 0049 Exception Remains.;
3/4/15 - Received response from lender stating: "This is what we have always sent to clear this condition. we do not receive the final title policy sometimes until weeks later. this is  standard on all files. please accept." No exception cleared. Deed of Trust provided does not contain recording information. Please provide copy of recorded Deed. DEED 0049 Exception Remains.;
3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300006228	148018	03/02/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from .21 miles to 3.02 miles from subject. 3 of 6 comps are excessive distances for a suburban property. Comp 4 is a sold comp which is 1.47 miles from subject. Listing and Pending Comp 5 and 6 are 2.16 and 3.02 miles from subject, respectively. Appraiser indicates Comps 4 and 5 were utilized to reflect values greater than $1,000,000, however they are from superior neighborhoods and required larger adjustments. Comps 4 and 6 also have excessive adjustments due to locations in superior neighborhoods.  Appraisal does not support sales price of $1,000,000. Appraisal value of $980,000.

									03/04/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/4/15 - Received screen print out of e-mail correspondence with Registration reflecting First Appraisal is Supported. Also received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Value is supported. APPR 0007 Exception Cleared.

3/4/15 - Received screen print out of e-mail correspondence with Registration reflecting First Appraisal is Supported. Also received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Value is supported. APPR 0007 Exception Cleared.

300006228	148022	03/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $980,000 is supported. No post closing CDA provided.	03/23/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300006228	148024	03/02/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Image of signed initial 1003 (pg 3) is poor quality. Data on 1003 is illegible.	03/04/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;
											3/4/15 - Received legible copy of Final 1003 fully executed by borrowers and LO. APP 0004 Exception Cleared.	3/4/15 - Received legible copy of Final 1003 fully executed by borrowers and LO. APP 0004 Exception Cleared.
300006228	148037	03/02/2015	Property	Appraisal value is not supported.	APPR 0003	1	Closed
UPDATED EXCEPTION: Sales price is $990,000 per contract addendum (pg 360). Appraised value is $980,000. No acknowledgment from borrower amount paid for property exceeds the value by $10,000.

ORIGINAL EXCEPTION: Sales price is $1,000,000. Value is $980,000. No acknowledgment from borrower amount paid for property exceeds the value by $20,000.
									03/23/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/23/15 - Received signed letter from borrowers acknowledging the lower appraised value of $980,000 as compared to sales price of $990,000. Updated sales price of $990,000 verified per Addendum No. 2 on page 360 of the original file. APPR 0003 Exception Cleared.

3/23/15 - Received signed letter from borrowers acknowledging the lower appraised value of $980,000 as compared to sales price of $990,000. Updated sales price of $990,000 verified per Addendum No. 2 on page 360 of the original file. APPR 0003 Exception Cleared.

300006228	148059	03/03/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	LOE (pg 42) from borrowers states they have been living rent free since 12/1/2014. Rent free letter should be from provider of free housing, not the borrowers.	03/18/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/18/15 - Received response from lender of: "Loe from borrowers parents where they lived rent free".  Attached is a letter from the borrowers father, stating borrowers lived rent-free starting on 12/1/2014 at their residence.  CRED 0001 Exception Cleared.

3/18/15 - Received response from lender of: "Loe from borrowers parents where they lived rent free".  Attached is a letter from the borrowers father, stating borrowers lived rent-free starting on 12/1/2014 at their residence.  CRED 0001 Exception Cleared.

300006228	148060	03/03/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following:  1) Coborrower receives benefits of $1447.71 per month (pgs 89-92). Missing evidence in file that these benefits will continue for 3 years.  2) Coborrower is 50% owner in partnership entity, (pgs 170). Letter signed by borrower (pg 43) indicates this business has been closed. Copies of 2013 1065 returns and 2013 K1s in file provided conflicting data. 1065 return (pg 175) and K1 (pg 171) indicate these were not the final documents for the LLC.  1065 return (pg 109) and K1 (pg 99) indicate these were final documents for the LLC.  No explanation in file for discrepancy between the 2013 tax documents for business entity.
									03/18/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/18/15 - Received response from lender of: "documentation to show business no longer operating". Attached is copy of the California Secretary of State business entity search from the file that reflects the business status is "Canceled".  Co-borrower name is listed as the Agent of Service of Process. 2013 K-1 on page 99 and 1065 2013 return on pg. 109 in file reflects K-1 is "final" and 1065 return is "final return". Letter in file executed from borrower (pg. 43) states: "the LLC was closed at the end of 2013" with the documents confirming same. VA Benefit letter in file (pg. 91) reflects a decision was made on 9/15/2011 with an award payment change date of 12/1/2010. The letter does not reflect that a re-evaluation will occur in the future, thus accept that income is effective and likely to continue.** CRED 0082 Exception Cleared.

3/18/15 - Received response from lender of: "documentation to show business no longer operating". Attached is copy of the California Secretary of State business entity search from the file that reflects the business status is "Canceled".  Co-borrower name is listed as the Agent of Service of Process. 2013 K-1 on page 99 and 1065 2013 return on pg. 109 in file reflects K-1 is "final" and 1065 return is "final return". Letter in file executed from borrower (pg. 43) states: "the LLC was closed at the end of 2013" with the documents confirming same. VA Benefit letter in file (pg. 91) reflects a decision was made on 9/15/2011 with an award payment change date of 12/1/2010. The letter does not reflect that a re-evaluation will occur in the future, thus accept that income is effective and likely to continue.** CRED 0082 Exception Cleared.

300006228	148068	03/03/2015	Compliance	Insufficient verified additional reserves	CRED 0101	1	Closed
Post closing verified reserves of $50,057.62. Reserves required of 9 months on subject ($43.439.31) and 2 months PITI on investment properties ($10,515.80) for a total of $53,955.11. Short reserves of $3897.49. Review did not include coborrower 401k account due to missing Terms of Withdrawal. Two months of statements in file (pg 259) document sufficient reserves for all properties if Terms of Withdrawal allow for hardship disbursements.
									03/23/2015
Excellent verified credit history - Qualifying credit scores of 775 and 779. 680 minimum required. No material derogatory credit. Credit file dates back to 10/1998. ; Excellent verified housing payment history - 216 months of current and prior mortgage history reviewed with 0x30 payment history. ; Substantial verified employment history - Coborrower on current job for 7 years, 4 months per VOE (pg 84). ;

3/18/15 - Received response from lender of: "terms of withdrawal". Attached is Withdrawal options related to the Borrowers 401K rollover account and not that of the Co-borrowers account.  ** No Exception cleared.  Still missing evidence of allowance of hardship withdrawals for co-borrowers 401K account per statements in file (pg. 259). CRED 0101 Exception Remains.;
3/23/15 -  Received evidence of hardship withdrawals for co-borrowers 401K account per statements in file (pg. 259) and withdrawal options for related to the Borrowers 401K rollover account (pg. 253). Included 401k account in reserves calculation. Reserves required of $53,955.11 met. CRED 0101 Exception Cleared.

3/23/15 -  Received evidence of hardship withdrawals for co-borrowers 401K account per statements in file (pg. 259) and withdrawal options for related to the Borrowers 401K rollover account (pg. 253). Included 401k account in reserves calculation. Reserves required of $53,955.11 met. CRED 0101 Exception Cleared.

300006213	148090	03/03/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 15) is undated and appears to be signed, however signature is illegible. Unable to determine approving underwriter. Unable to determine if this is final approval. No other lender approval provided.
									03/05/2015
Income verified was not used in qualifying - Lender qualified both borrowers on base income only. Both borrower have bonus income verified over two which was not used to qualify. Borrower bonus income of $1700/mo and Coborrower bonus income of $2188/mo was not used to qualify.; Excellent verified credit history - 788/784 qualifying credit scores. No derogatory credit. Credit file dates back to 8/1995. ; Substantial verified reserves - Post closing assets of $171282.55. 30 months of verified PITI reserves. 9 months required per guidelines. ; Low DTI - 27.6% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;
											3/5/15 - Received underwriter executed 1008 reflecting a date of 02/03/15. DTI is 28.19% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	3/5/15 - Received underwriter executed 1008 reflecting a date of 02/03/15. DTI is 28.19% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300006213	148113	03/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/05/2015
Income verified was not used in qualifying - Lender qualified both borrowers on base income only. Both borrower have bonus income verified over two which was not used to qualify. Borrower bonus income of $1700/mo and Coborrower bonus income of $2188/mo was not used to qualify.; Excellent verified credit history - 788/784 qualifying credit scores. No derogatory credit. Credit file dates back to 8/1995. ; Substantial verified reserves - Post closing assets of $171282.55. 30 months of verified PITI reserves. 9 months required per guidelines. ; Low DTI - 27.6% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300006213	148117	03/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,133,000 is supported. No post closing CDA provided.	03/05/2015
Income verified was not used in qualifying - Lender qualified both borrowers on base income only. Both borrower have bonus income verified over two which was not used to qualify. Borrower bonus income of $1700/mo and Coborrower bonus income of $2188/mo was not used to qualify.; Excellent verified credit history - 788/784 qualifying credit scores. No derogatory credit. Credit file dates back to 8/1995. ; Substantial verified reserves - Post closing assets of $171282.55. 30 months of verified PITI reserves. 9 months required per guidelines. ; Low DTI - 27.6% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ;

3/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,133,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,133,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300008035	152299	03/31/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
Loan approval/1008 provided (pg 19) is undated and and illegibly signed. No other lender approval provide. No underwriting conditions provided. Unable to determine lender approval date or approving underwriter.
									04/03/2015
Excellent verified credit history - 788/793 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1987. ; None - No other significant compensating factors. ;

4/3/15 - Received response from lender of: signed and dated 1008.  Attached is executed and dated 1008 (dated 3/11/15) reflecting a DTI of 24.73% which matches to original DTI in file.  APRV 0003 Exception Cleared.

4/3/15 - Received response from lender of: signed and dated 1008.  Attached is executed and dated 1008 (dated 3/11/15) reflecting a DTI of 24.73% which matches to original DTI in file.  APRV 0003 Exception Cleared.

300008035	152301	03/31/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final or estimated HUD documents. Unable to confirm cash to close. Credit and compliance review is not completed.	04/06/2015
Excellent verified credit history - 788/793 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1987. ; None - No other significant compensating factors. ;
											4/6/15 - Received final HUD1. HUD 0001 Exception Cleared.	4/6/15 - Received final HUD1. HUD 0001 Exception Cleared.
300008035	152302	03/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,430,000 is supported. No post closing CDA provided.	04/06/2015
Excellent verified credit history - 788/793 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1987. ; None - No other significant compensating factors. ;

4/1/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,430,000 is supported. Value confirmed by Field Review which is performed by licensed appraiser. APN number confirmed to appraisal. APPR 0040 Exception Cleared.

4/1/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,430,000 is supported. Value confirmed by Field Review which is performed by licensed appraiser. APN number confirmed to appraisal. APPR 0040 Exception Cleared.

300008035	152334	03/31/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 24 months of verified employment history. Borrower on current job since 1/15/2015 (pg 139). Gap Letter signed by borrower covers 10/31/2014 to 1/12/2015. VOE (pg 118) covers 9/15/2014 to 10/31/2014.  Per 1003 (pg 14) borrower was employed with from 9/2012 to 8/25/2014. Missing verification of borrowers prior employment  to complete 24 month history. All verifications to be dated prior to Note consummation date.
									04/06/2015
Excellent verified credit history - 788/793 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1987. ; None - No other significant compensating factors. ;

4/6/15 - Received response from lender of: "voe for previous employment".  Attached is two pages that includes a VVOE dated 3/3/15 along with copy of online search to confirm prior employer phone number. Term of prior employment was 9/16/2012 to 8/25/2014 to complete evidence of full 24 months of employment history.  CRED 0007 Exception Cleared.

4/6/15 - Received response from lender of: "voe for previous employment".  Attached is two pages that includes a VVOE dated 3/3/15 along with copy of online search to confirm prior employer phone number. Term of prior employment was 9/16/2012 to 8/25/2014 to complete evidence of full 24 months of employment history.  CRED 0007 Exception Cleared.

300008202	152567	04/02/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 14) is unsigned and undated. No lender approval in file with conditions provided. Unable to determine approval date and approving underwriter.
									04/09/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;	4/8/15 - Received underwriter executed 1008 reflecting a date of 03/12/15. DTI is 33.5% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	4/8/15 - Received underwriter executed 1008 reflecting a date of 03/12/15. DTI is 33.5% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300008202	152773	04/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/14/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;
4/8/15 - Received a copy of the recorded Grant Deed, not the Mortgage Deed of Trust (12 pg. document).  ** No Exception Cleared.  Still missing evidence that the Mortgage Deed of Trust has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
4/13/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

4/13/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300008202	152778	04/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	04/09/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;	4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
300008202	152799	04/03/2015	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
UPDATED EXCEPTION:
Borrower is Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24). Current Visa expires on 10/1/2016 (pg 22). Lender guidelines for Non-Permanent  Resident Aliens indicate income must be expected to continue for 3 years. Based on expiration of borrowers legal working status, borrowers current income cannot be expected to continue for 3 years. Provide evidence of a past history of Visa renewals to support continuance of income to satisfy Appendix Q.

ORIGINAL EXCEPTION:
Borrower is Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24). Current Visa expires on 10/1/2016 (pg 22). Lender guidelines for Non-Permanent  Resident Aliens indicate income must be expected to continue for 3 years. Based on expiration of borrowers legal working status, borrowers current income cannot be expected to continue for 3 years.
									04/16/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;
4/15/15 - Received email for reconsideration. ** No Exception Cleared. See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Borrower is Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24). Current Visa expires on 10/1/2016 (pg 22). Lender guidelines for Non-Permanent  Resident Aliens indicate income must be expected to continue for 3 years. Based on expiration of borrowers legal working status, borrowers current income cannot be expected to continue for 3 years. Provide evidence of a past history of Visa renewals to support continuance of income to satisfy Appendix Q.;
4/16/15 - Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24), reflect borrower Visa originally issued on 11/9/2010 and expired on 10/1/2013 with renewal approval notice (pg. 22) validated 10/2/2013 to 10/1/2016. ** Evidence of renewal occurred during borrower present employment.  CRED 0032 Exception Cleared.;

4/16/15 - Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24), reflect borrower Visa originally issued on 11/9/2010 and expired on 10/1/2013 with renewal approval notice (pg. 22) validated 10/2/2013 to 10/1/2016. ** Evidence of renewal occurred during borrower present employment.  CRED 0032 Exception Cleared.;

300008202	152823	04/03/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 11) indicated borrower is Permanent Resident Alien. Per immigration documents in file borrower is not a Permanent Resident but in the US on an H1B work Visa. Borrowers immigration status is incorrectly stated on final 1003.
									04/21/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;
4/21/15 - Received response from lender of: "Page 4 of app. with correct immigration status initialed by borrower." Lender attached page 4 of loan application with corrected Declaration section reflecting borrower is not a permanent resident alien. Residency status is supported by H1B work visa in file. Correction has been initialed by borrower, however, 1003 does not appear to be final as it is not signed and dated by borrower. Provide Final 1003 with corrected Declaration section. APP 0006 Exception Remains.;
4/21/15 - Received response from lender of: "so sorry. there are two page 4's in every file. one that is signed by the borrower and the other signed by the loan agent. borr made the correction on both and I uploaded only one. sorry. here is the borrower signed and initialed copy." Lender attached page 4 of loan application with corrected Declaration section reflecting borrower is not a permanent resident alien. Residency status is supported by H1B work visa in file. Correction has been initialed by borrower and 1003 appears to be Final signed and dated. APP 0006 Exception Cleared.

4/21/15 - Received response from lender of: "so sorry. there are two page 4's in every file. one that is signed by the borrower and the other signed by the loan agent. borr made the correction on both and I uploaded only one. sorry. here is the borrower signed and initialed copy." Lender attached page 4 of loan application with corrected Declaration section reflecting borrower is not a permanent resident alien. Residency status is supported by H1B work visa in file. Correction has been initialed by borrower and 1003 appears to be Final signed and dated. APP 0006 Exception Cleared.

300008202	152829	04/03/2015	Compliance	Insufficient verified reserves	CRED 0100	1	Closed	Total post closing reserves of $72,211.40 less gift funds of $49,910.25 left funds for reserves of $22,310.15. 9 months of PITI reserves required of $39,085.56. Short required reserves of $16,775.41.	04/09/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;
4/7/15 - Received lender response of: "can you please let me know why you are backing out gift funds from borrower account.  These funds were used towards cash to close. All cash to close came out of which already had $266,222 as avail bal of borrowers own funds. He brought in $278,466.95 to close. He had remaining funds that were his own".  ** Gift funds applied to funds required to close, leaving liquid assets of $42,238 remaining for the minimum 9 months of required reserves, or $39,085.56 which has been met. CRED 0100 Exception Cleared.

4/7/15 - Received lender response of: "can you please let me know why you are backing out gift funds from borrower account.  These funds were used towards cash to close. All cash to close came out of which already had $266,222 as avail bal of borrowers own funds. He brought in $278,466.95 to close. He had remaining funds that were his own".  ** Gift funds applied to funds required to close, leaving liquid assets of $42,238 remaining for the minimum 9 months of required reserves, or $39,085.56 which has been met. CRED 0100 Exception Cleared.

300008202	152830	04/03/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are undisclosed by $3850.06. Per TIL itemization (pg 496) the lender was paying for $6967.76 of borrower closing costs. Per final HUD (HUD pdf) all closing costs were paid by the borrower with the exception of an $800 Lender Credit which would be insufficient to clear the under disclosure. The disclosed finance charge ($496,717.61) is ($3,850.06) below the actual finance charge($500,567.67). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									04/16/2015	Substantial verified employment history - Borrower has been employed since 2011 per VVOE in file (pg 65).; Low DTI - Low DTI of 35.19%. Max allowed per guides is 43%.;
4/15/15 - Received response from the lender of: "Attached is the TIL and Itemization from the partial re-draw. A partial redraw was done to change the credit from $8000 to $800 due to a typo. Escrow made the borrower sign all copies but failed to send us the re-drawn disclosures. Escrow provided the copy from their records". Attached is an updated copy of a TIL with its Itemization where both the TIL and Itemization reflect to be executed by the borrower and title holder on 3/19/2015 which is the same date of execution as the one in file. Lender credit is reflected as $800 on the Itemization provided which matches to the HUD1 credit. ** Updated final TIL figures based on document provided with compliance being re-run. Under-disclosure cured with corrected TIL completed at closing.  COMP 0001 Exception Cleared.

4/15/15 - Received response from the lender of: "Attached is the TIL and Itemization from the partial re-draw. A partial redraw was done to change the credit from $8000 to $800 due to a typo. Escrow made the borrower sign all copies but failed to send us the re-drawn disclosures. Escrow provided the copy from their records". Attached is an updated copy of a TIL with its Itemization where both the TIL and Itemization reflect to be executed by the borrower and title holder on 3/19/2015 which is the same date of execution as the one in file. Lender credit is reflected as $800 on the Itemization provided which matches to the HUD1 credit.  Updated final TIL figures based on document provided with compliance being re-run. Under-disclosure cured with corrected TIL completed at closing.  COMP 0001 Exception Cleared.

300007936	154250	04/13/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1008 in file (pg 11) is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date.	04/17/2015
Excellent verified credit history - Oldest tradeline 1/1994, Middle credit score 811 with no history of delinquency (pg 19). 700 minimum required per guidelines. ; Substantial verified reserves - Minimum 12 months PITI reserves required with 25 months verified.;
											4/15/15 - Received underwriter executed 1008 reflecting a date of 03/13/15. DTI is 37.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	4/15/15 - Received underwriter executed 1008 reflecting a date of 03/13/15. DTI is 37.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300007936	154320	04/13/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete. (pg 563)	04/17/2015
Excellent verified credit history - Oldest tradeline 1/1994, Middle credit score 811 with no history of delinquency (pg 19). 700 minimum required per guidelines. ; Substantial verified reserves - Minimum 12 months PITI reserves required with 25 months verified.;

4/15/15 - Received HUD marked Final, signed and stamped CTC by settlement agent. Reserves requirement met. Applied $6500 seller credit to closing cost on line 207 based on breakdown provided on page 4 of the HUD. Compliance review complete. HUD 0001 Exception Cleared.

4/15/15 - Received HUD marked Final, signed and stamped CTC by settlement agent. Reserves requirement met. Applied $6500 seller credit to closing cost on line 207 based on breakdown provided on page 4 of the HUD. Compliance review complete. HUD 0001 Exception Cleared.

300007936	154324	04/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,860,000 is supported. No post closing CDA provided.	04/17/2015
Excellent verified credit history - Oldest tradeline 1/1994, Middle credit score 811 with no history of delinquency (pg 19). 700 minimum required per guidelines. ; Substantial verified reserves - Minimum 12 months PITI reserves required with 25 months verified.;

4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300007936	154325	04/13/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 810 of the Estimated HUD provided reflects that borrower paid an Appraisal Review fee at closing. Missing copy of Lender Desk Review.	04/17/2015
Excellent verified credit history - Oldest tradeline 1/1994, Middle credit score 811 with no history of delinquency (pg 19). 700 minimum required per guidelines. ; Substantial verified reserves - Minimum 12 months PITI reserves required with 25 months verified.;

4/15/15 - Received Residential Appraisal Review Short Form reflecting the original appraisal value of $1,860,000 is supported and confirms the charge for the appraisal review fee charged on line #810 of the HUD1. APPR 0041 Exception Cleared.

4/15/15 - Received Residential Appraisal Review Short Form reflecting the original appraisal value of $1,860,000 is supported and confirms the charge for the appraisal review fee charged on line #810 of the HUD1. APPR 0041 Exception Cleared.

300007936	154365	04/14/2015	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed	All employment verifications in the file are dated after Note date. Written VOEs on (pg 80 and pg 82). Per Appendix Q all verifications to be dated prior to Note consummation date.	04/17/2015
Excellent verified credit history - Oldest tradeline 1/1994, Middle credit score 811 with no history of delinquency (pg 19). 700 minimum required per guidelines. ; Substantial verified reserves - Minimum 12 months PITI reserves required with 25 months verified.;

4/15/15 - Received response from lender of: "verbal verification dated 3/5 which is prior to note date. this was in the shipped file. thank you." Lender attached VOE dated 03/05/15 which is prior to Note date. Document reflects borrower employment status as Active. 24 months of employment history verified. QMATR 0008 Exception Cleared.

4/15/15 - Received response from lender of: "verbal verification dated 3/5 which is prior to note date. this was in the shipped file. thank you." Lender attached VOE dated 03/05/15 which is prior to Note date. Document reflects borrower employment status as Active. 24 months of employment history verified. QMATR 0008 Exception Cleared.

300007343	154578	04/15/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD-1. HUD in file signed by borrowers (pg 196) is for simultaneous second lien. No other HUDs found in file. Unable to confirm final assets for closing. Compliance and credit review complete.
									04/23/2015
Excellent verified housing payment history - Credit report reflects 66 months of current mortgage history paid 0x30.; Excellent verified credit history - 791 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit.
Credit file dates back to 8/1995.; Substantial verified employment history - Borrower has been employed since 07/2006.(pg 57).;
											4/21/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review completed. HUD 0001 Exception Cleared.	4/21/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review completed. HUD 0001 Exception Cleared.
300007343	154579	04/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $730,000 is supported. No post closing CDA is provided	04/23/2015
Excellent verified housing payment history - Credit report reflects 66 months of current mortgage history paid 0x30.; Excellent verified credit history - 791 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit.
Credit file dates back to 8/1995.; Substantial verified employment history - Borrower has been employed since 07/2006.(pg 57).;

4/16/15 - Received a 3rd Party Desk Review but not for the subject loan.  CDA reflects the same borrower name but for a different loan number. ** No Exception Cleared.  APPR 0040 Exception Remains.;
4/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300007343	154586	04/15/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence lender provided copy of appraisal report to borrower. Waiver form (pg 404) was not signed.	04/22/2015
Excellent verified housing payment history - Credit report reflects 66 months of current mortgage history paid 0x30.; Excellent verified credit history - 791 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit.
Credit file dates back to 8/1995.; Substantial verified employment history - Borrower has been employed since 07/2006.(pg 57).;
											4/21/15 - Lender provided copy of Appraisal Waiver/Receipt Form dated 2/12/15 executed by borrower. ECOA 0003 exception Cleared.	4/21/15 - Lender provided copy of Appraisal Waiver/Receipt Form dated 2/12/15 executed by borrower. ECOA 0003 exception Cleared.
300007343	154603	04/15/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 is deficient due to the following: Final 1003 Schedule of Real Estate Owned reflects mortgage payment of $3484/mo for property located in OR. Payment is inclusive of taxes and insurance impounds based on mortgage statement (pg 114). Credit report (pg 21) reflects a second HELOC loan with monthly payment of $226 and line limit of $63,936 which was not included on Final 1003 (pg 10). Final 1003 must be corrected to include HELOC loan on property.
									04/22/2015
Excellent verified housing payment history - Credit report reflects 66 months of current mortgage history paid 0x30.; Excellent verified credit history - 791 qualifying credit score. 720 minimum score required per guidelines. No derogatory credit.
Credit file dates back to 8/1995.; Substantial verified employment history - Borrower has been employed since 07/2006.(pg 57).;

4/22/15 - Received fully executed Final 1003  dated 04/08/15 with corrected Schedule of Real Estate Owned reflecting mortgage payment of $3710/mo. Mortgage payment now includes monthly payment of $226 with lender and current 2nd loan balance. APP 0002 Exception Cleared.

4/22/15 - Received fully executed Final 1003  dated 04/08/15 with corrected Schedule of Real Estate Owned reflecting mortgage payment of $3710/mo. Mortgage payment now includes monthly payment of $226 with lender and current 2nd loan balance. APP 0002 Exception Cleared.

300008631	154790	04/17/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 14) not signed/dated by U/W. Seller, Contract and Contract Information/bottom section of 1008 is signed, however, not dated. No lender approval in file with conditions provided. Unable to determine approval date and approving underwriter.
									04/27/2015
Low DTI - 30.08% DTI is below 43% max allowed per guides.; Excellent verified credit history - 811/802 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 09/1998.; Excellent verified housing payment history - 70 months of 0x30 previous rental history as verified by VOR in file (pg 31). ;

4/23/15 - Received underwriter executed 1008, however document date is missing year. DTI is 31.2% which matches to the 1008 originally provided. APRV 0001 Exception Remains.;
4/24/15 - Received underwriter executed and dated 1008, dated 4/7/2015. DTI is 31.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
												4/24/15 - Received underwriter executed and dated 1008, dated 4/7/2015. DTI is 31.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
300008631	154994	04/19/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD1. No HUD found in file. Unable to confirm assets required to close and verify sufficient funds available for reserve requirement of 9 months PITI of $43,624.08. Unable to verify sales price on Purchase Contract of $964,000 (pg 206) agrees with HUD1. Credit and compliance review is not complete.
									04/24/2015
Low DTI - 30.08% DTI is below 43% max allowed per guides.; Excellent verified credit history - 811/802 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 09/1998.; Excellent verified housing payment history - 70 months of 0x30 previous rental history as verified by VOR in file (pg 31). ;

4/23/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Sales price agrees with HUD. Credit and compliance review complete. HUD 0001 Exception Cleared.

4/23/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Sales price agrees with HUD. Credit and compliance review complete. HUD 0001 Exception Cleared.

300008631	155024	04/19/2015	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed
Missing VVoe for Borrower dated within 10 days prior to Note date (pg 277) as required per Appendix Q. File contains a VVoe (pg 69 & 70) which is >10 days prior to Note date and a VVoe dated (pg 102) after Note Date. Additionally, missing final HUD1 to verify VVoe  is completed prior to funding date as required per guides.
									04/27/2015
Low DTI - 30.08% DTI is below 43% max allowed per guides.; Excellent verified credit history - 811/802 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 09/1998.; Excellent verified housing payment history - 70 months of 0x30 previous rental history as verified by VOR in file (pg 31). ;

4/22/15 - Received VVOE and VVOE dated pre consummation reflecting borrower 2 employment status as Active and 24 months employment. Received VVOE for bwr 1 dated 04/09/15. Handwritten notes in the bottom of the document states: "Employer verifies in writing only. No Verbal." Utilized Written VOE provided in original file dated prior to consummation (pg 70). QMATR 0008 Exception Cleared.

4/22/15 - Received VVOE and VVOE dated pre consummation reflecting borrower 2 employment status as Active and 24 months employment. Received VVOE for bwr 1 dated 04/09/15. Handwritten notes in the bottom of the document states: "Employer verifies in writing only. No Verbal." Utilized Written VOE provided in original file dated prior to consummation (pg 70). QMATR 0008 Exception Cleared.

300008631	155028	04/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/24/2015
Low DTI - 30.08% DTI is below 43% max allowed per guides.; Excellent verified credit history - 811/802 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 09/1998.; Excellent verified housing payment history - 70 months of 0x30 previous rental history as verified by VOR in file (pg 31). ;

4/23/15 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

4/23/15 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

110512150	115225	07/28/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 57) is not executed. Unable to determine loan approval date.	11/07/2014
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/8/14- Response reflects that there is a 1008 attached, however attached document(s)reflect "None". APRV 0001 Exception remains,no proof of loan approval provided.;
8/20/14 - Received a copy of the same 1008 from loan file that is not executed and does not reflect a loan approval date.  No exception cleared.  APRV 0001 Exception Remains.;
9/24/14 - Received executed and dated Lender 1008 (dated 6/27/14). DTI matches to 1008 in file.  APRV 0001 Exception Cleared.
												9/24/14 - Received executed and dated Lender 1008 (dated 6/27/14). DTI matches to 1008 in file. APRV 0001 Exception Cleared.
110512150	115241	07/28/2014	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing Sales Contract. Unable to confirm final terms of sale on contract match final HUD.	08/07/2014
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;
											8/7/14- Received copy of Sales contract for subject property transaction, total purchase price of 1400000.00 executed by all parties on 5/22/14. HUD 0014 Exception cleared.	8/7/14- Received copy of Sales contract for subject property transaction, total purchase price of 1400000.00 executed by all parties on 5/22/14. HUD 0014 Exception cleared.
110512150	115243	07/28/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $ 1,400,000 is supported. No CDA provided.	04/27/2015
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Cleared as negative variance within tolerance.

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Cleared as negative variance within tolerance.

110512150	115244	07/28/2014	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed	Missing Notice of Servicing Transfer Disclosure.	09/17/2014
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/20/14 - Received a message from Lender stating: "Hello - i need the new servicer's information to prepare the notice of transfer. plesae email". No documentation or initial Notice was provided, thus no Exception cleared. SVCT 0001 Exception Remains.;
9/17/14 - Received copy of executed Servicing Disclosure Statement.  SVCT 0001 Exception Cleared.
												9/17/14 - Received copy of executed Servicing Disclosure Statement. SVCT 0001 Exception Cleared.
110512150	115246	07/28/2014	Property	Subject Property Address does not match Appraisal Address	APPR 0008	1	Closed
Address discrepancy in file. Note, mortgage, title, flood cert and HUD all reflect the same city in state of RI.  Appraisal and homeowners insurance list a different city name in state of RI. No comments from appraiser to address City name discrepancy.
									04/27/2015
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/11/14 - Received corrected appraisal reflecting subject. Appraiser explains "The State of Rhode Island has 39 Cities and Towns... However it has nearly 100 zip codes assigned to the Stat for many of its villages. The subject is a village within the town." APPR 0008 Exception Cleared.

8/11/14 - Received corrected appraisal reflecting subject. Appraiser explains "The State of Rhode Island has 39 Cities and Towns... However it has nearly 100 zip codes assigned to the Stat for many of its villages. The subject is a village within the town." APPR 0008 Exception Cleared.

110512150	115260	07/28/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial 1003 date is later/after the Credit report date.  Missing sales contract to determine if credit report was pulled for pre-qualification prior to property being under contract.  Initial Disclosures were not provided within 3 business days of Application date as determined by credit report date.
									04/27/2015
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/8/14- 8/8/14- Response reflects that there is a "P&S Executed 5/31", however attached document(s)reflect "None". RESPA 0015 Exception remains,no documentation provided.;
8/20/14 - Received a copy of fully executed Sales Contract with date by Seller being 5/30/2014 to confirm fully executed (borrower signed 5/22/2014) contract.  The 5/30/2014 dates supports disclosure made to borrower on 6/2/2014. RESPA 0015 Exception Cleared.

8/20/14 - Received a copy of fully executed Sales Contract with date by Seller being 5/30/2014 to confirm fully executed (borrower signed 5/22/2014) contract.  The 5/30/2014 dates supports disclosure made to borrower on 6/2/2014. RESPA 0015 Exception Cleared.

110512150	115321	07/29/2014	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	2	Acknowledged
Comp distances range from 1.65 miles to 13.14 miles from subject located in suburban location. Appraiser notes subject city with only listing Comp 5 being located in same city. Per location map (pg 96) all comps are located in close proximity to water however they are located in entirely different cities and neighborhoods. Appraiser comments on the limited sales pool to select from, and the market was expanded to find suitable comps. No additional review or valuation tool was obtained to confirm choice of comps was best available.

Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0007 Exception Overridden to EV2 Status. No action required.

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0007 Exception Overridden to EV2 Status. No action required.

110512150	115328	07/29/2014	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Affiliated Business Disclosure.	08/20/2014
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/11/14 - Received notification stating Affiliated Business Disclosure attached, however, no document was attached. COMP 0006 Exception Remains.;
8/20/14 - Received a copy of a borrower executed Affiliated Business Disclosure.  COMP 0006 Exception Cleared.;
												8/20/14 - Received a copy of a borrower executed Affiliated Business Disclosure. COMP 0006 Exception Cleared.;
110512150	115848	08/04/2014	Property	Appraisal value is not supported.	APPR 0003	1	Closed
Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Overridden to EV2 Status. No action required.
									04/27/2015
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Cleared as negative variance within tolerance

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Cleared as negative variance within tolerance.

110512150	116161	08/07/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed	08/07/2014
Substantial verified reserves - Post closing reserves of $195,363.09. 36 months PITI reserves documented, 9 months required by guidelines.; Long term established acceptable credit history  - 790 and 779 mid credit scores, No derogatory credit. Credit file dates to 6/1985. ;
											8/7/14- Completed Fraud report received with all alerts satisfactorily addressed. CRED 0089 Exception cleared.	8/7/14- Completed Fraud report received with all alerts satisfactorily addressed. CRED 0089 Exception cleared.
300002667	145340	02/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $575,000 is supported. No post closing CDA provided.	03/23/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/13/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												2/13/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
300002667	145936	02/13/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal (pg 172) did not include a site value or cost approach. No explanation provided by appraiser for omission of cost approach.	03/23/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

3/18/15 - Received the final 442/1004D inspection with photos that was previously provided for APPR 0032 exception. ** No Exception Cleared. No updated URAR provided to reflect either the Cost Approach as completed or acceptable explanation by the appraiser for the omission of the Cost Approach.  APPR 0002 Exception Remains.;
3/23/15 - Received response from lender of: "Appraisal Revised to show cost approach and site value." Lender provided copy of 442/1004D along with corrected 1004 appraisal report with completed cost approach section. Original appraisal is complete. APPR 0032 Exception Cleared.

3/23/15 - Received response from lender of: "Appraisal Revised to show cost approach and site value." Lender provided copy of 442/1004D along with corrected 1004 appraisal report with completed cost approach section. Original appraisal is complete. APPR 0032 Exception Cleared.

300002667	145937	02/13/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/17/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/17/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/17/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

300002667	145941	02/13/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure (pg 299) as dated by borrower is not within 3 days of the application date.	02/24/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/23/2015 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects a different borrower and loan number then the subject, thus no Exception Cleared. ** COMP 0035 Exception Remains.;
2/24/2015 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/23/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/18/2014. ** COMP 0035 Exception Cleared.

2/24/2015 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/23/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/18/2014. ** COMP 0035 Exception Cleared.

300002667	145943	02/13/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	02/24/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/23/2014 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

2/23/2014 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

300002667	145949	02/13/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Appraisal was completed Subject To the Furnace Repairs as stated in the Real Estate Sale Agreement (pg 171). No 1004D/442 provided. Lender provided documentation showing repairs were completed (pgs 3-8) however appraiser has not provided a Certificate of Completion.
									03/10/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;
											3/10/15 - Received final 442/1004D final inspection with final photos. APPR 0032 Exception Cleared.	3/10/15 - Received final 442/1004D final inspection with final photos. APPR 0032 Exception Cleared.
300002667	145952	02/13/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection letter provided from Title Insurer.	02/17/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/17/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of OR. TITL 0005 Exception Cleared.

2/17/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of OR. TITL 0005 Exception Cleared.

300002667	145972	02/13/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following:  1) Borrowers cash assets in various accounts (pg 105-121) total $56,082.32. Cash required to close is $119,648.53. Insufficient funds for closing were verified. 2) Page 1 of file is documentation of $50,000 loan from coborrowers retirement however no evidence of receipt of these funds were provided in the file. Total of liquid assets with loan would be $106,082.32 which is insufficient to meet cash to close requirement.  3) Final HUD indicates EMD funds of $10,000. Missing evidence that these funds were sourced from borrowers accounts.
									03/06/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

3/5/15 - Received proof of liquidation of retirement accounts in the following amounts: $50,000 and $50,000 which matches Underwriting Evaluation (pg 197). Checks are dated 01/12/15 which is prior to Note date. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8506.44. Exception partially cleared. EMD check of $10,000. Bank statements for this account not provided in file. File provides bank statements but for different accounts numbers (pgs 105-121). CRED 0083 Exception Remains.;
3/6/15 - Received response from lender which states: "The borrowers bank account number is as shown on the check. The bank account as shown on the bank statement is matches all but the first and last digit of the account number on the check. This is the format that Bank uses. The EM check number coincides with other checks written on this account, such as the check cleared on 11/21. The borrower does not have any other bank accounts." Agree. Two months bank statements provided in original file (pg 109) appears to have same bank account number #2 except for the first and last digit. Format of EMD check number presented on 12/18/14 (check no. 1827) matches format on other check  which cleared on 11/21/14 (pg 111). EMD funds of $10,000 sourced. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8506.44. CRED 0083 Exception Cleared.

3/6/15 - Received response from lender which states: "The borrowers bank account number is as shown on the check. The bank account as shown on the bank statement is matches all but the first and last digit of the account number on the check. This is the format that Bank uses. The EM check number coincides with other checks written on this account, such as the check cleared on 11/21. The borrower does not have any other bank accounts." Agree. Two months bank statements provided in original file (pg 109) appears to have same bank account number #2 except for the first and last digit. Format of EMD check number presented on 12/18/14 (check no. 1827) matches format on other check  which cleared on 11/21/14 (pg 111). EMD funds of $10,000 sourced. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8506.44. CRED 0083 Exception Cleared.

300002667	145987	02/13/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed
Insufficient verified liquid reserves to meet lenders 3 month liquid PITI reserves. 3 months liquid PITI reserves of $8506.44 required. File contains only Cash assets of $56,082.32 plus retirement funds which are not eligible for inclusion in liquid assets per lender guidelines. Insufficient liquid reserves for closing and reserves.
									03/05/2015
Substantial verified employment history - Both borrowers employed with the same employer for 24+ years per VVOE (pg 74,75). ; Low DTI - 27.14% DTI. 43% maximum allowed per guidelines. ; Excellent verified credit history - 793/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 5/1989. ;

2/27/15 - Received response from lender of: "LOE".  Attached is a response from underwriting stating: "The guidelines state that retirement and 401k accounts are considered toward reserves. The borrower had $500,000+ (after 40% removed) in retirement verified after closing.
B. Reserves Requirements
* Stocks, bonds and mutual funds are considered at 70% toward reserves.
* Retirement and 401(k) accounts are considered at 60% toward reserves.
* In addition, all financed properties owned by the borrower other than the subject property require an additional 6 months' PITIA reserves per property.
*** No Exception Cleared.  Guidelines state that (pg. 4 of 13) under Minimum Reserves (third bullet point) that Retirement and 401(k) accounts are considered at 60% and do not count toward liquid reserves. Additionally unable to confirm final assets remaining as file also has CRED 0083 Exception for insufficient asset documentation.  Liquid reserves short.  CRED 0017 Exception Remains.;
3/2/15 - Received response from lender of: "Please see attached Guidelines. These were retired on 2/15/15. This loan was underwritten to these guides. Please view Page 9 for Reserve Requirements". ** No Exception Cleared.  Loan approval is dated 1/12/2015 which is dated prior to the guidelines revision date of 2/12/2015 that was provided.  Additionally unable to confirm final assets remaining as file also has CRED 0083 Exception for insufficient asset documentation.  Liquid reserves short.  CRED 0017 Exception Remains.;
3/5/15 - Received proof of liquidation of retirement accounts in the following amounts: $50,000  and $50,000 which matches Underwriting Evaluation (pg 197). Checks are dated 01/12/15 which is prior to Note date. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8,506.44. Lender also presented check of $10,000 which was excluded due to funds came from an undisclosed/unverified account. Adding the liquidated retirement accounts satisfies closing and liquid reserves requirement. CRED 0017 Exception Cleared.

3/5/15 - Received proof of liquidation of retirement accounts in the following amounts: $50,000  and $50,000 which matches Underwriting Evaluation (pg 197). Checks are dated 01/12/15 which is prior to Note date. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8,506.44. Lender also presented check of $10,000 which was excluded due to funds came from an undisclosed/unverified account. Adding the liquidated retirement accounts satisfies closing and liquid reserves requirement. CRED 0017 Exception Cleared.